Vanguard® Limited-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.4%)
Alabama (3.4%)
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/28	1,365	1,553
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/29	2,230	2,562
	Alabama Corrections Institution Finance Authority Miscellaneous Revenue	5.000%	7/1/26	1,250	1,391
	Alabama Corrections Institution Finance Authority Miscellaneous Revenue	5.000%	7/1/27	1,410	1,590
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/23	6,265	6,497
[1,2]	Alabama Federal Aid Highway Finance Authority Miscellaneous Taxes Revenue TOB VRDO	1.360%	8/4/22	2,200	2,200
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/27	760	868
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/27	7,925	9,130
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/27	10,000	10,615
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue PUT	1.850%	11/1/22	9,000	8,995
	Auburn University College & University Revenue	3.250%	6/1/31	390	392
[3]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	300	317
[3]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	450	499
[3]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	510	576
	Birmingham AL GO	5.000%	6/1/27	1,315	1,503
	Birmingham Water Works Board Water Revenue	5.000%	1/1/24	250	262
	Birmingham Water Works Board Water Revenue	5.000%	1/1/25	400	430
	Birmingham Water Works Board Water Revenue, ETM	5.000%	1/1/23	430	436
	Birmingham Water Works Board Water Revenue, Prere.	4.000%	1/1/27	1,000	1,089
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	3.000%	7/1/26	1,470	1,495
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/22	250	252

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/22	380	382
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/22	2,255	2,276
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/23	230	233
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/23	2,900	2,936
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/23	230	235
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/23	875	888
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/23	7,380	7,638
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/24	215	221
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/24	4,135	4,215
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/24	250	258
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/24	875	893
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/25	250	260
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/25	4,265	4,366
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/25	740	772
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/25	1,500	1,536
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/26	1,000	1,048
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/26	4,435	4,545
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/26	2,500	2,629
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/26	3,095	3,171
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/27	1,250	1,318
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/27	4,785	4,901
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/27	2,300	2,429
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/28	2,575	2,719
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/28	2,750	2,906
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/23	850	868
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/24	905	931
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/25	2,975	3,081
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/26	3,095	3,216
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/27	3,220	3,350
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/28	6,770	7,011

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/29	6,975	7,189
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	61,115	62,726
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/23	400	406
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/24	350	359
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/25	1,000	1,028
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/26	775	799
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	64,150	65,884
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/23	82,165	83,809
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/26	105,985	108,187
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	12,500	12,996
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	49,955	50,939
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/26	77,610	79,222
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/29	89,595	91,546
[4]	Black Belt Energy Gas District Natural Gas Revenue PUT, 67% of 1M USD LIBOR + 0.900%	2.048%	12/1/23	36,000	35,602
	Black Belt Energy Gas District PUT	5.000%	6/1/28	75,990	82,521
[5]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/22	195	195
[5]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/23	225	232
[5]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/24	245	260
[5]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/25	210	228
[5]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/26	975	1,081
[5]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/27	1,100	1,242
	Homewood AL GO, Prere.	5.000%	9/1/26	500	563
	Homewood AL GO, Prere.	5.250%	9/1/26	12,500	14,188
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	3,050	3,223
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,000	1,071
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/23	250	261
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/23	200	209
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/24	350	376
	Huntsville AL Electric System Electric Power & Light Revenue	4.000%	12/1/25	210	225
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/25	310	342
	Huntsville AL GO	5.000%	5/1/23	2,680	2,752
	Huntsville AL GO	5.000%	5/1/24	2,815	2,980
	Huntsville AL GO, Prere.	5.000%	11/1/23	1,400	1,460

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Huntsville AL GO, Prere.	5.000%	11/1/23	1,195	1,246
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	4,565	4,636
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	445	472
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	210	226
	Jacksonville State University College & University Revenue	4.000%	12/1/26	550	585
	Jacksonville State University College & University Revenue	4.000%	12/1/27	1,000	1,071
	Jacksonville State University College & University Revenue	5.000%	12/1/28	1,545	1,750
	Jefferson County AL GO	5.000%	4/1/23	1,040	1,063
	Jefferson County AL GO	5.000%	4/1/24	5,500	5,796
	Jefferson County AL GO	5.000%	4/1/25	3,950	4,281
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/22	625	628
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/23	2,500	2,593
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/24	6,725	7,167
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/26	1,200	1,341
[5,6]	Jefferson County AL Sewer Revenue, 6.600% coupon rate effective 10/1/23	0.000%	10/1/42	21,325	21,773
[5,6]	Jefferson County AL Sewer Revenue, 6.900% coupon rate effective 10/1/23	0.000%	10/1/50	10,000	10,202
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/22	850	854
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	40,025	40,897
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	1.000%	6/26/25	9,500	9,161
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/23	1,345	1,371
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/24	1,725	1,811
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/25	4,150	4,488
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/26	3,165	3,512
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/27	4,015	4,447
	Montgomery AL GO	3.000%	12/1/22	750	754
	Montgomery AL GO	3.000%	12/1/24	205	211
	Montgomery AL GO	3.000%	12/1/25	500	518
	Montgomery AL GO	3.000%	12/1/26	265	276
	Montgomery AL GO	3.000%	12/1/27	925	967
	Montgomery AL GO	3.000%	12/1/28	1,850	1,922
	Mountain Brook Board of Education GO	4.000%	3/1/23	150	152
	Mountain Brook Board of Education GO	4.000%	3/1/24	100	104
	Mountain Brook Board of Education GO	4.000%	3/1/25	140	148
	Mountain Brook Board of Education GO	4.000%	3/1/26	225	242
	Mountain Brook Board of Education GO	4.000%	3/1/27	200	218
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	69,115	70,418
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/23	2,000	2,024

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/24	2,500	2,557
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	41,985	42,867
[4]	Southeast Alabama Gas Supply District Natural Gas Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	1.980%	4/1/24	1,000	991
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/23	750	759
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/24	520	532
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/25	875	903
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/26	750	780
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/27	2,420	2,529
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/28	3,985	4,158
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	5/1/53	10,000	10,711
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/22	180	180
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/23	225	228
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/24	1,425	1,460
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/25	560	578
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/26	700	723
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/27	3,055	3,151
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/28	4,825	4,940
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	4.000%	10/1/28	35,000	35,640
[1,2,5]	Talladega AL Water & Sewer Revenue VRDO	1.360%	8/4/22	1,955	1,955
[1,2]	Talladega AL Water & Sewer Revenue VRDO	1.450%	9/1/51	2,000	2,000
[3]	Troy University College & University Revenue	5.000%	11/1/23	735	765
[3]	Troy University College & University Revenue	5.000%	11/1/25	1,425	1,560
	Tuscaloosa County Board of Education Special Tax Revenue	5.000%	2/1/23	200	203
	Tuscaloosa County Board of Education Special Tax Revenue	5.000%	2/1/24	150	157
	Tuscaloosa County Board of Education Special Tax Revenue	5.000%	2/1/27	290	327
[3]	Tuscaloosa Public Educational Building Authority Local or Guaranteed Housing Revenue	5.000%	7/1/23	3,660	3,770
[3]	Tuscaloosa Public Educational Building Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	3,845	4,072
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	495	496
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,000	1,037
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,100	1,171
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,260	1,377

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,000	2,238
	University of Alabama College & University Revenue	5.000%	7/1/26	1,625	1,812
[3]	University of South Alabama College & University Revenue	5.000%	10/1/22	325	327
	University of South Alabama College & University Revenue	5.000%	11/1/22	1,080	1,089
[3]	University of South Alabama College & University Revenue	5.000%	10/1/23	500	519
[3]	University of South Alabama College & University Revenue	5.000%	10/1/24	525	560
[5]	University of South Alabama College & University Revenue	4.000%	4/1/25	425	448
[5]	University of South Alabama College & University Revenue	5.000%	4/1/26	580	640
[3]	University of South Alabama College & University Revenue	5.000%	10/1/26	800	893
[5]	University of South Alabama College & University Revenue	5.000%	4/1/27	750	846
					1,189,259
Alaska (0.5%)
	Alaska GO	5.000%	8/1/22	5,590	5,590
	Alaska GO	5.000%	8/1/25	1,435	1,459
	Alaska GO	5.000%	8/1/29	2,650	2,880
	Alaska Housing Finance Corp.	4.000%	12/1/48	7,065	7,267
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/24	245	259
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/24	210	225
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/25	220	238
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/25	280	307
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/26	345	382
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/26	460	515
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/27	375	424
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/27	385	439
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/28	390	446
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/28	360	415
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/29	925	1,068
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/29	975	1,132
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/30	875	1,019
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/27	800	904
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/27	1,000	1,140
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/28	1,400	1,603

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,000	1,022
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,125	1,179
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,875	2,006
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	4,940	5,379
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/23	525	545
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/24	1,795	1,913
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/22	2,410	2,437
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/22	1,755	1,775
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/23	2,530	2,640
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/23	4,785	4,993
	Alaska Railroad Corp. Government Fund/Grant Revenue	5.000%	8/1/22	10,465	10,465
	Alaska Railroad Corp. Government Fund/Grant Revenue	5.000%	8/1/23	13,810	14,192
[1,2]	Alaska State Municipal Bond Bank Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.490%	8/4/22	3,375	3,375
[1,2]	Alaska State Municipal Bond Bank Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.490%	8/4/22	7,330	7,330
	Anchorage AK GO	5.000%	9/1/22	2,000	2,006
	Anchorage AK GO	5.000%	9/1/22	1,675	1,680
	Anchorage AK GO	5.000%	9/1/25	5,010	5,338
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/24	600	634
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/25	575	624
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/22	1,525	1,529
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/23	4,180	4,323
	Municipality of Anchorage AK GO	5.000%	9/1/26	370	415
	Municipality of Anchorage AK GO	5.000%	9/1/27	620	711
	Municipality of Anchorage AK GO	5.000%	9/1/27	370	424
	Municipality of Anchorage AK GO	5.000%	9/1/28	825	960
	Municipality of Anchorage AK GO	5.000%	9/1/29	625	739
	Municipality of Anchorage AK GO	5.000%	9/1/29	415	491
	North Slope AK GO	4.000%	6/30/25	18,240	19,394
	North Slope AK GO	4.000%	6/30/26	16,175	17,498
	North Slope Borough AK GO	5.000%	6/30/25	800	873
	North Slope Borough AK GO	5.000%	6/30/26	600	672
	North Slope Borough AK GO	5.000%	6/30/27	415	475
	North Slope Borough AK GO	5.000%	6/30/28	365	424
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/24	200	208
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,100	1,184
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	3,950	4,308

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	2,000	2,197
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	3,155	3,493
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,375	1,533
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.500%	6/1/31	170	169
					159,265
Arizona (1.4%)
	Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/23	510	524
	Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/24	545	576
	Arizona Board of Regents College & University Revenue	5.000%	7/1/23	325	335
	Arizona Board of Regents College & University Revenue	5.000%	7/1/27	2,200	2,512
	Arizona Board of Regents College & University Revenue	5.000%	7/1/28	200	232
	Arizona Board of Regents College & University Revenue	5.000%	7/1/29	250	294
	Arizona Board of Regents COP	5.000%	6/1/24	670	709
	Arizona Board of Regents COP	5.000%	6/1/25	1,245	1,348
	Arizona Board of Regents COP	5.000%	6/1/26	1,185	1,311
	Arizona COP, ETM	5.000%	10/1/22	4,995	5,025
	Arizona COP, ETM	5.000%	10/1/23	6,720	6,988
	Arizona COP, ETM	5.000%	10/1/23	19,820	20,609
	Arizona COP, ETM	5.000%	10/1/24	20,920	22,397
	Arizona COP, ETM	5.000%	10/1/26	8,145	9,183
	Arizona COP, ETM	5.000%	10/1/28	4,075	4,776
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/25	5,000	5,304
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/26	15,050	15,943
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/30	1,000	1,056
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	835	844
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/22	320	322
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/23	600	616
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/24	600	624
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/25	750	791
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/26	1,210	1,244
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/26	220	222
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/26	1,000	1,068
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/26	1,000	1,068
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/27	750	810
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/28	805	829
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/28	240	241
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/28	850	889
[1]	Arizona IDA Charter School Aid Revenue	4.000%	7/1/29	500	489
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/29	605	620
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/29	250	250
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/24	135	142
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/26	125	137
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/27	160	177

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/28	125	140
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	650	660
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	750	784
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	665	712
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	135	146
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	720	788
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	125	137
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,600	1,786
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	225	251
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,395	1,581
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	250	282
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,700	1,948
[1,2]	Arizona IDA Health, Hospital, Nursing Home Revenue TOB VRDO	1.450%	8/4/22	2,545	2,545
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/23	1,450	1,473
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/23	1,875	1,934
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/24	1,485	1,553
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/24	1,550	1,642
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/25	1,610	1,726
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/25	1,680	1,822
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/26	2,500	2,743
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/26	1,680	1,854
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/26	4,065	4,511
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/26	1,600	1,785
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/27	3,510	3,929
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/27	1,605	1,806
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/27	1,500	1,696
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/27	1,000	1,134
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/28	1,460	1,678
[3]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/25	400	430
[3]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/26	500	548

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	4,365	4,449
[1]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	1,910	1,963
[1]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	1,910	1,978
[1]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.625%	7/1/27	1,910	1,990
[1]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/28	1,910	2,002
[1]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	5.500%	7/1/31	420	404
	Arizona Lottery Revenue, ETM	5.000%	7/1/24	5,300	5,629
	Arizona Lottery Revenue, ETM	5.000%	7/1/25	10,140	11,063
[3]	Arizona Sports & Tourism Authority Miscellanious Reveue	5.000%	7/1/29	9,490	10,817
[1,2]	Arizona State Tourism & Sports Authority Tax Miscellaneous Revenue TOB VRDO	1.360%	8/4/22	5,100	5,100
	Arizona State University College & University Revenue	5.000%	7/1/23	690	712
	Arizona State University College & University Revenue	5.000%	7/1/23	500	516
	Arizona State University College & University Revenue	5.000%	7/1/23	500	516
	Arizona State University College & University Revenue	5.000%	7/1/24	400	425
	Arizona State University College & University Revenue	5.000%	7/1/24	400	425
	Arizona State University College & University Revenue	5.000%	7/1/25	800	850
	Arizona State University College & University Revenue	5.000%	7/1/25	730	797
	Arizona Transportation Board Government Fund/Grant Revenue GAN	5.000%	7/1/24	1,030	1,095
	Arizona Transportation Board Government Fund/Grant Revenue GAN	5.000%	7/1/25	1,055	1,151
	Arizona Transportation Board Government Fund/Grant Revenue GAN	5.000%	7/1/26	1,010	1,128
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	10,000	10,910
	Arizona Water Infrastructure Finance Authority Water Revenue, Prere.	5.000%	10/1/22	9,450	9,506
	Arizona Water Infrastructure Finance Authority Water Revenue, Prere.	5.000%	10/1/22	2,045	2,057
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.400%	7/1/23	125	123
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.600%	7/1/24	140	135
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.750%	7/1/25	175	166
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.950%	7/1/26	125	117
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.150%	7/1/27	375	347
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.300%	7/1/28	485	442
	Coconino County Pollution Control Corp. Electric Power & Light Revenue PUT	1.650%	3/31/23	1,250	1,245
	Glendale AZ Sales Tax Revenue	5.000%	7/1/28	250	278
	Glendale AZ Water & Sewer Water Revenue	5.000%	7/1/27	1,020	1,168
	Glendale IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/23	750	752
	Glendale IDA Student Loan Revenue	5.000%	5/15/23	450	462
	Glendale IDA Student Loan Revenue	4.000%	5/15/25	900	951
	Glendale IDA Student Loan Revenue	4.000%	5/15/26	300	321
	Glendale IDA Student Loan Revenue	4.000%	5/15/27	1,975	2,136

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Glendale Union High School District No. 205 GO	5.000%	7/1/23	260	268
[5]	Glendale Union High School District No. 205 GO	5.000%	7/1/24	115	122
[5]	Glendale Union High School District No. 205 GO	5.000%	7/1/25	115	125
[5]	Glendale Union High School District No. 205 GO	5.000%	7/1/26	100	112
[5]	Glendale Union High School District No. 205 GO	5.000%	7/1/27	250	286
[5]	Glendale Union High School District No. 205 GO	5.000%	7/1/28	300	347
	Kyrene Elementary School District No. 28 GO	5.000%	7/1/26	1,640	1,831
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/24	120	124
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/25	90	94
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/26	95	101
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/27	75	80
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/28	80	86
	Madison Elementary School District No. 38 (School Improvement Project 2019) GO	5.000%	7/1/26	450	502
	Madison Elementary School District No. 38 GO	4.000%	7/1/26	515	555
[1,2]	Maricopa County AZ IDA Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	1.480%	8/4/22	7,035	7,035
	Maricopa County AZ Unified School District No. 97-Deer Valley (School Improvement Project) GO	2.500%	7/1/24	100	102
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/24	5,000	5,314
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/27	1,010	1,159
[3]	Maricopa County Elementary School District No. 1-Phoenix Elementary GO	5.000%	7/1/23	25	26
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/23	155	158
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/24	145	149
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/25	200	207
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/26	200	209
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/27	225	236
[1]	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/29	2,150	2,138
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	5,510	5,587
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	2,275	2,378
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	600	680
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/22	1,500	1,511
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/24	15,000	15,920

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/24	10,505	11,170
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	12,545	13,816
[4]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.570%	1.900%	10/18/24	6,395	6,356
[4]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.800%	2.130%	9/1/24	4,500	4,484
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue PUT	0.875%	10/1/26	2,610	2,354
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue PUT	0.875%	10/1/26	1,245	1,123
	Maricopa County Special Health Care District GO	5.000%	7/1/26	1,600	1,783
	Maricopa County Special Health Care District GO	5.000%	7/1/27	3,430	3,902
	Maricopa County Special Health Care District GO	5.000%	7/1/28	1,800	2,074
	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/25	1,095	1,195
	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/27	2,340	2,678
	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/27	2,500	2,861
	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/29	1,035	1,224
	Maricopa County Unified School District No. 41 Gilbert GO	4.000%	7/1/24	1,265	1,322
	Maricopa County Unified School District No. 41 Gilbert GO	5.000%	7/1/25	3,740	4,075
	Maricopa County Unified School District No. 41 Gilbert GO	5.000%	7/1/26	2,050	2,285
	Maricopa County Unified School District No. 69 Paradise Valley (School Improvement Project 2015) GO	5.000%	7/1/25	495	539
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/26	500	559
	Maricopa County Union High School District No. 210-Phoenix GO	5.000%	7/1/25	1,365	1,487
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/23	140	144
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/24	125	133
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/25	105	114
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/26	180	201
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/27	200	228
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/28	135	156
	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/25	785	855
	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/26	1,300	1,452
[1,2,3]	Mesa AZ Utility System Revenue VRDO	1.380%	7/1/46	2,400	2,400
[1]	Nevada Housing Division Multi Unit Housing Summit Club TOB VRDO	1.960%	3/1/26	11,020	11,020
[1]	Nevada Housing Division Multi Unit Housing Summit Club TOB VRDO	1.960%	3/1/26	6,905	6,905
[3]	Northern Arizona University College & University Revenue	5.000%	6/1/24	375	396
	Phoenix AZ GO	5.000%	7/1/28	2,750	3,210
	Phoenix AZ GO	5.000%	7/1/29	2,000	2,367
	Phoenix AZ GO	5.000%	7/1/30	2,500	3,002

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/23	2,035	2,097
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/26	4,000	4,240
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/26	3,255	3,615
	Phoenix Civic Improvement Corp. Port, Airport & Marina Revenue	5.000%	7/1/23	135	139
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/23	100	102
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/24	400	412
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/25	400	416
	Pima County AZ Sewer System Sewer Revenue, COP	5.000%	7/1/29	1,135	1,335
[1]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/24	300	302
[1]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/27	340	339
[1]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/28	355	351
[1]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/29	365	358
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/25	2,320	2,385
[3]	Pima County Unified School District No. 20 Vail GO	5.000%	7/1/23	300	309
[3]	Pima County Unified School District No. 20 Vail GO	5.000%	7/1/24	350	371
[3]	Pima County Unified School District No. 20 Vail GO	5.000%	7/1/25	750	816
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/23	2,980	3,024
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/24	6,145	6,441
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/25	5,990	6,464
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	10,000	11,592
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	5,200	6,128
	Scottsdale AZ GO	3.000%	7/1/23	25	25
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	105	105
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	225	226
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	245	245
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/27	350	347
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	365	358
	University of Arizona College & University Revenue	5.000%	6/1/23	25	26
	University of Arizona College & University Revenue	5.000%	8/1/23	1,045	1,081
	University of Arizona College & University Revenue	5.000%	6/1/24	800	848

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of Arizona College & University Revenue	5.000%	8/1/25	710	777
University of Arizona College & University Revenue	5.000%	6/1/26	1,175	1,277
University of Arizona College & University Revenue	5.000%	6/1/26	4,350	4,861
University of Arizona College & University Revenue	5.000%	8/1/26	765	859
University of Arizona College & University Revenue	5.000%	8/1/27	825	947
University of Arizona College & University Revenue	5.000%	6/1/28	1,215	1,409
University of Arizona College & University Revenue	5.000%	6/1/29	4,000	4,420
Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	550	580
Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	750	808
Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,235	1,353
Yavapai County IDA Resource Recovery Revenue (Republic Services Inc. Project) PUT	1.750%	9/1/22	6,665	6,664
Yavapai County IDA Revenue	4.000%	10/1/22	3,350	3,363
Yavapai County IDA Revenue	4.000%	10/1/23	3,565	3,657
Yavapai County IDA Revenue	4.000%	10/1/24	3,480	3,627
Yavapai County IDA Revenue	4.000%	10/1/25	3,515	3,716
Yavapai County IDA Revenue	4.000%	10/1/26	3,635	3,897
Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	1,100	1,100
Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	1,000	1,030
				482,809
Arkansas (0.2%)
Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	700	707
Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	2,970	3,131
Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	3,855	4,044
Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/27	16,000	17,530
Arkansas GO	5.000%	10/1/24	9,500	9,888
Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	2,660	2,666
Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	265	265
Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,910	1,962
Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,350	1,414
Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	565	602
Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,500	1,625
Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	320	347
Bentonville AR Sales & Use Tax Sales Tax Revenue	1.050%	11/1/46	745	722
Bryant School District No. 25 GO	1.000%	2/1/24	250	246

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Little Rock School District No. 1 GO	3.000%	2/1/28	6,915	7,070
	North Little Rock School District No. 1 GO	3.000%	2/1/29	7,145	7,257
	Pulaski County Special School District GO	2.000%	2/1/24	1,550	1,556
	Pulaski County Special School District GO	2.000%	2/1/25	1,455	1,459
	Pulaski County Special School District GO	2.000%	2/1/26	3,230	3,228
	Pulaski County Special School District GO	2.000%	2/1/27	3,300	3,283
	Rogers AR Water Revenue	4.000%	11/1/29	140	144
[3]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/25	3,610	3,803
	Springdale AR Sales & Use Tax Sales Tax Revenue, Prere.	5.000%	11/1/22	3,090	3,117
	Springdale School District No. 50 GO	3.000%	6/1/29	4,100	4,170
	Springdale School District No. 50 GO	3.000%	6/1/31	1,335	1,341
	University of Arkansas College & University Revenue	5.000%	11/1/23	355	370
	University of Arkansas College & University Revenue	5.000%	11/1/24	405	434
	University of Arkansas College & University Revenue	5.000%	11/1/25	275	302
					82,683
California (8.3%)
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	5.000%	12/1/22	1,540	1,558
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	5.000%	12/1/23	1,850	1,932
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	6,000	6,897
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	8,090	9,238
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	5,000	5,686
[3]	Baldwin Park Unified School District GO, Prere.	0.000%	8/1/23	115	31
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	25,900	25,858
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	8,790	8,730
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	8,420	8,509
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	5,000	5,047
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	22,200	22,612
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	16,000	15,513
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.280%	1.610%	4/1/24	5,275	5,248
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	1.630%	4/1/27	10,000	9,672
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.410%	1.740%	4/1/28	11,000	10,636
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	1.780%	4/1/26	6,875	6,737
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	2.230%	5/1/23	36,240	36,275
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	2.230%	5/1/23	10,635	10,645

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	2.230%	5/1/23	14,175	14,189
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	2.430%	4/1/24	8,725	8,775
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	2.430%	4/1/24	2,750	2,766
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 1.250%	2.580%	4/1/27	1,000	1,007
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	12,500	12,788
[7]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/24	3,250	3,403
[7]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/25	3,750	4,018
[7]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/26	3,750	4,098
[7]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/27	2,000	2,225
[7]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/28	2,500	2,806
	Beaumont Financing Authority Special Tax Revenue, Prere.	5.000%	9/1/23	250	259
	Belmont-Redwood Shores School District GO, Prere.	5.000%	8/1/25	100	110
	California Community Choice Financing Authority Natural Gas Revenue	4.000%	2/1/28	380	399
	California Community Choice Financing Authority Natural Gas Revenue	4.000%	8/1/28	470	493
	California Community Choice Financing Authority Natural Gas Revenue	4.000%	2/1/29	655	685
	California Community Choice Financing Authority Natural Gas Revenue	4.000%	8/1/29	510	533
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	8/1/27	1,415	1,486
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	12/1/27	60,640	62,733
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	8/1/28	54,005	56,159
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	8/1/28	4,730	4,944
	California Department of Water Resources Water Revenue	5.000%	12/1/23	7,220	7,544
[4]	California Department of Water Resources Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.370%	1.700%	12/1/22	21,700	21,691
	California GO	5.000%	9/1/22	8,655	8,680
	California GO	5.000%	10/1/22	14,830	14,918
	California GO	5.000%	9/1/23	4,555	4,726
	California GO	5.000%	12/1/23	2,450	2,562
	California GO	5.000%	9/1/24	100	100
	California GO	5.000%	10/1/24	1,250	1,340
	California GO	5.000%	12/1/24	2,500	2,612
	California GO	3.000%	3/1/25	390	401
	California GO	4.000%	4/1/25	2,990	3,171
	California GO	5.000%	4/1/25	15,510	16,862
	California GO	5.000%	4/1/25	51,400	55,881
	California GO	5.000%	8/1/25	10,000	10,971
	California GO	5.000%	9/1/25	40,500	44,530
	California GO	5.000%	9/1/25	6,945	7,636
	California GO	4.000%	10/1/25	4,540	4,862

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	11/1/25	5,685	6,278
	California GO	3.000%	3/1/26	20,000	20,702
	California GO	5.000%	3/1/26	2,400	2,602
	California GO	5.000%	4/1/26	8,300	9,272
	California GO	5.000%	4/1/26	10,575	11,814
	California GO	5.000%	8/1/26	5,710	6,433
	California GO	5.000%	8/1/26	1,060	1,146
	California GO	5.000%	8/1/26	5,970	6,726
	California GO	5.000%	8/1/26	27,635	31,135
	California GO	5.000%	9/1/26	685	773
	California GO	5.000%	9/1/26	2,700	2,968
	California GO	5.000%	9/1/26	21,690	24,488
	California GO	5.000%	10/1/26	10,000	11,314
	California GO	5.000%	10/1/26	3,700	4,129
	California GO	4.000%	11/1/26	33,875	36,943
	California GO	5.000%	12/1/26	22,530	25,595
	California GO	5.000%	4/1/27	9,010	10,319
	California GO	3.500%	8/1/27	10,000	10,560
	California GO	5.000%	9/1/27	14,000	16,187
	California GO	4.000%	10/1/27	35,845	39,659
	California GO	5.000%	11/1/27	375	435
	California GO	5.000%	11/1/27	8,520	9,881
	California GO	5.000%	11/1/27	26,800	31,080
	California GO	5.000%	12/1/27	14,700	17,073
	California GO	5.000%	4/1/28	2,055	2,398
	California GO	5.000%	4/1/28	11,515	13,436
	California GO	5.000%	8/1/28	300	328
	California GO	5.000%	9/1/28	5,930	6,649
	California GO	5.000%	10/1/28	3,000	3,530
	California GO	5.000%	10/1/28	15,000	17,648
	California GO	5.000%	11/1/28	13,890	16,367
	California GO	5.000%	12/1/28	14,875	17,553
	California GO	5.000%	4/1/29	8,600	10,213
	California GO	5.000%	4/1/29	15,480	18,383
	California GO	5.000%	4/1/30	5,700	6,878
	California GO	5.000%	8/1/30	15,120	16,868
	California GO	4.000%	9/1/31	860	912
	California GO	4.000%	8/1/32	8,025	8,485
	California GO	5.000%	2/1/33	500	507
	California GO	5.000%	8/1/35	1,195	1,344
[1,2]	California GO TOB VRDO	1.360%	8/4/22	3,450	3,450
[1,2]	California GO TOB VRDO	1.360%	8/4/22	13,545	13,545
[1,2]	California GO TOB VRDO	1.360%	8/4/22	7,000	7,000
[1,2]	California GO TOB VRDO	1.360%	8/4/22	3,000	3,000
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	2,230	2,242
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	680	691
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	1,020	1,067
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	2,045	2,111
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	290	318
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	5,000	5,496
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	9,650	9,698

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	5,785	5,793
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	1,070	1,080
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	1.700%	10/18/22	10,000	9,996
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/22	7,830	7,881
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	31,000	31,258
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	3,000	3,025
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	3/1/24	7,885	7,923
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	8/15/25	19,850	20,298
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/25	1,000	989
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	14,905	16,104
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	7,075	7,914
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	24,380	28,710
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.380%	8/4/22	5,000	5,000
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.380%	8/4/22	3,750	3,750
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.390%	8/4/22	6,125	6,125
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.470%	8/4/22	52,370	52,370
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.480%	8/4/22	9,060	9,060
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere. PUT	5.000%	10/1/25	13,240	14,547
[1]	California Health Facilities Financing Authority Revenue Bond	1.940%	3/1/25	13,995	13,995
[1,2]	California Infrastructure & Economic Development Bank College & University Revenue TOB VRDO	1.360%	8/4/22	3,200	3,200
[4]	California Infrastructure & Economic Development Bank GO PUT, SIFMA Municipal Swap Index Yield + 0.350%	1.680%	8/1/24	10,000	9,885
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/23	600	618

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	0.390%	1/1/24	1,350	1,326
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	4,405	4,548
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/22	1,000	1,009
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	1/1/25	150	160
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	550	604
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	32,610	29,185
[4]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, SIFMA Municipal Swap Index Yield + 0.350%	1.680%	8/1/24	5,900	5,832
[4]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	2.030%	6/1/26	6,975	6,881
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/30	4,500	5,072
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/22	200	201
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/23	600	617
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/23	415	429
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/24	625	659
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	835	848
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	725	757
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	985	1,036
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	800	850
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	615	664
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	2,455	2,712
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	2.125%	11/15/26	890	839
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/22	375	377
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/23	350	362
[1]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	2.125%	11/15/27	6,000	5,683
[1,2]	California Public Finance Authority Revenue VRDO	1.360%	8/1/47	2,000	2,000
[1,2,3]	California State Municipal Finance Authority Student Housing Local or Guaranteed Housing Revenue TOB VRDO	1.450%	8/4/22	1,775	1,775
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/22	5,750	5,784

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/23	4,025	4,107
California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	1,000	1,026
California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/23	4,565	4,696
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/23	5,770	5,968
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	12,880	13,390
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/24	3,810	4,001
California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/24	4,000	4,241
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/24	3,000	3,195
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	17,410	18,805
California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/25	1,500	1,540
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/25	6,000	6,568
California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	15,620	17,463
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	17,870	20,059
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	5,000	5,680
California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	100	103
California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	18,350	21,009
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/27	16,800	19,308
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	3,400	3,941
California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/28	19,515	22,737
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	7,000	8,176
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	2,000	2,371
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	1,000	1,203
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/22	5,000	5,044
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/23	6,620	6,774
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/24	625	651
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/25	1,000	1,083
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/25	3,055	3,322
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	2,680	2,953

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/27	1,750	1,992
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/32	4,955	5,227
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/23	1,345	1,383
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/24	1,010	1,070
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/25	895	973
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/25	9,900	10,907
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/26	1,130	1,258
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/27	1,490	1,696
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/27	2,000	2,309
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/28	1,620	1,872
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/29	1,345	1,578
	California State University College & University Revenue	4.000%	11/1/34	2,420	2,516
	California State University College & University Revenue	4.000%	11/1/35	10,870	11,245
	California State University College & University Revenue PUT	4.000%	11/1/23	4,000	4,064
	California State University College & University Revenue PUT	0.550%	11/1/26	5,000	4,686
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	395	397
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	500	506
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,365	1,415
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	600	624
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,025	1,081
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	10,405	10,836
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	2,000	2,355
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	3,665	4,316
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	11,800	13,896
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	5,290	6,229

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/22	595	598
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/24	5,800	5,962
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	1,600	1,704
[1,2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue TOB VRDO	1.730%	8/4/22	18,095	18,095
[1,2]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	1.730%	8/4/22	22,600	22,600
	Centinela Valley Union High School District GO, Prere.	5.750%	8/1/23	1,115	1,161
	Centinela Valley Union High School District GO, Prere.	6.000%	8/1/23	1,940	2,025
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	14,900	15,892
[8]	Clovis Unified School District GO	0.000%	8/1/22	755	755
	Coast Community College District GO	5.000%	8/1/23	6,240	6,455
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/25	1,515	1,642
	Cupertino Union School District GO, Prere.	4.000%	8/1/24	125	131
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,375	2,374
	Downey Unified School District GO	4.000%	8/1/22	1,070	1,070
	Downey Unified School District GO	4.000%	8/1/23	1,125	1,152
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/33	2,060	2,133
	East Side Union High School District GO	2.000%	8/1/25	1,895	1,904
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/25	360	392
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/26	410	458
[4]	Eastern Municipal Water District Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.100%	1.430%	7/1/24	2,740	2,715
	El Camino Healthcare District GO	5.000%	8/1/22	1,100	1,100
[8]	El Camino Healthcare District GO	0.000%	8/1/24	4,085	3,922
	Fairfield-Suisun Unified School District GO	4.000%	8/1/25	1,000	1,064
	Fairfield-Suisun Unified School District GO	4.000%	8/1/26	500	540
	Fairfield-Suisun Unified School District GO	4.000%	8/1/27	1,000	1,096
	Fontana Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/22	4,300	4,325
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/29	750	824
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	1,390	1,478
[5]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/24	675	712
[5]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/23	800	818
[1,2]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue TOB VRDO	1.390%	8/4/22	7,030	7,030

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/23	10,015	10,296
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/24	440	467
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/25	1,945	2,124
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/26	850	953
[1,2,5]	Hayward Unified School District GO TOB VRDO	1.370%	8/5/22	9,810	9,810
[5]	Hemet Unified School District GO, Prere.	5.000%	8/1/24	200	213
	Kern Community College District BAN GO	0.000%	8/1/23	1,525	1,489
[5]	Lodi CA Unified School District GO	5.000%	8/1/24	1,165	1,165
[1,2]	Lodi CA Unified School District GO TOB VRDO	1.360%	8/4/22	935	935
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	250	293
	Los Angeles CA Community College District GO	5.000%	8/1/24	3,000	3,199
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	2,000	2,093
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	9,500	10,134
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	2,500	2,667
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	8,010	8,545
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	14,880	15,873
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	13,180	14,060
	Los Angeles CA General Fund Revenue	4.000%	6/29/23	78,500	80,293
[1,2]	Los Angeles CA Multi-Family Mortgage Local or Guaranteed Housing Revenue TOB VRDO	1.730%	8/4/22	32,000	32,000
[3]	Los Angeles CA Unified School District COP	5.000%	10/1/25	925	1,014
[3]	Los Angeles CA Unified School District COP	5.000%	10/1/26	1,100	1,232
	Los Angeles CA Unified School District GO	5.000%	7/1/25	3,220	3,422
	Los Angeles CA Unified School District GO	5.000%	7/1/26	9,000	9,564
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	2,165	2,428
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/27	1,250	1,439
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/28	2,085	2,431
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/29	10,000	11,846
[1,2]	Los Angeles California Multifamily Mortgage Revenue	1.730%	10/1/58	4,740	4,740
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/23	4,750	4,911
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/32	8,140	8,363
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/22	1,000	1,012
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/23	1,015	1,062
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/24	1,185	1,276
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/25	2,220	2,456
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/27	2,605	3,020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/28	2,390	2,814
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/29	1,000	1,195
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/24	7,840	8,295
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/24	250	264
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/25	625	679
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	85	95
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	75	83
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	70	80
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	85	97
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	22,490	26,026
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	3,155	3,651
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	90	104
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	150	173
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	70	82
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	250	293
	Los Angeles Department of Water & Power Electric Power & Light Revenue	3.000%	7/1/26	5,000	5,202
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/26	9,000	9,725
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	8,500	9,514
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	2,000	2,293
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	1,000	1,147
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	615	705
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	1,000	1,167
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	1,000	1,167
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	1,520	1,807
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	1,505	1,789
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	275	327
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	1,250	1,324
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue, Prere.	5.000%	5/1/24	1,750	1,850
	Los Angeles Unified School District GO	5.000%	7/1/25	350	383
[5]	Madera Irrigation District CA Water Revenue	4.000%	9/1/30	650	688
	Metropolitan Water District of Southern California Water Revenue	5.000%	8/1/23	400	413

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Water District of Southern California Water Revenue	2.250%	7/1/24	420	425
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	2,625	2,881
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/28	675	751
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/28	2,305	2,713
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/29	1,350	1,511
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/29	2,245	2,691
[4]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	1.470%	5/21/24	3,750	3,738
[4]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	1.470%	5/21/24	8,075	8,049
[4]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	1.470%	5/21/24	3,500	3,489
	Norris School District GO, Prere.	0.000%	5/1/24	500	248
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	28,475	29,144
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	1.830%	8/1/22	22,200	22,200
[1,2,5]	Ontario Public Financing Authority Lease (Abatement) Revenue TOB VRDO	1.380%	8/4/22	2,000	2,000
	Orange County Sanitation District Sewer Revenue	5.000%	2/1/29	1,000	1,064
[5]	Oxnard School District GO, Prere.	5.000%	8/1/23	230	238
	Palomar Community College District GO, Prere.	5.000%	5/1/25	195	212
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	2,680	2,699
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,000	1,033
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	2,160	2,341
	Peralta Community College District GO	5.000%	8/1/23	1,400	1,448
	Peralta Community College District GO	5.000%	8/1/24	3,735	3,968
	Peralta Community College District GO	5.000%	8/1/25	2,425	2,644
	Peralta Community College District GO	5.000%	8/1/26	2,500	2,792
[5]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/ Allocation Revenue	5.000%	9/1/25	1,450	1,568
[1,2,3]	Pomona Unified School District GO TOB VRDO	1.370%	8/4/22	475	475
	Poway Unified School District GO	4.000%	8/1/30	7,790	8,029
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/23	740	761
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	1,550	1,706
[1]	River Islands Public Financing Authority Community Facilities	1.580%	7/7/36	38,500	38,500
[4]	Riverside CA Water Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.130%	1.460%	1/18/23	2,250	2,243
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/34	1,150	1,287

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento Area Flood Control Agency Special Assesment Revenue	5.000%	10/1/24	500	535
[5]	Sacramento CA City Unified School District GO	4.000%	7/1/23	905	923
[5]	Sacramento CA City Unified School District GO	4.000%	7/1/25	600	634
[3]	Sacramento CA City Unified School District GO	5.000%	7/1/25	1,000	1,086
[3]	Sacramento CA City Unified School District GO	5.000%	7/1/26	1,350	1,502
[5]	Sacramento CA City Unified School District GO	4.000%	7/1/27	350	380
[3]	Sacramento CA City Unified School District GO	5.000%	7/1/27	1,825	2,075
[3]	Sacramento CA City Unified School District GO	5.000%	7/1/28	1,245	1,437
[3]	Sacramento CA City Unified School District GO	5.000%	7/1/29	1,000	1,171
[1,2]	Sacramento City Unified School District GO	1.360%	8/1/47	1,200	1,200
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	75	83
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/17/23	6,245	6,389
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	8,985	9,608
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	7,500	8,339
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/23	5,200	5,400
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	4,620	5,296
	San Diego Assn. of Governments South Bay Expressway Highway Revenue	5.000%	7/1/25	1,040	1,130
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	1,250	1,261
	San Diego Association of Governments Appropriations Revenue	1.800%	11/15/27	20,300	20,064
	San Diego County CA COP	5.000%	10/15/25	100	107
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	490	519
[1,2]	San Diego County Regional Airport Authority Port, Airport & Marina Revenue TOB VRDO	1.410%	8/4/22	7,135	7,135
	San Diego County Regional Transportation Commission Sales Tax Revenue	3.000%	10/1/22	7,400	7,422
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	10/1/22	31,875	32,073
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	4.750%	4/1/24	6,000	6,311
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/24	2,515	2,657
	San Diego County Water Authority Water Revenue	5.000%	5/1/28	3,100	3,593
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/22	265	265
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/27	1,500	1,720
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/24	1,795	1,901
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/27	3,085	3,378

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	4,425	4,570
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/25	1,500	1,634
	San Francisco CA City & County COP	5.000%	4/1/29	2,595	2,828
	San Francisco CA City & County GO	5.000%	6/15/23	1,600	1,649
	San Francisco CA City & County GO	5.000%	6/15/23	3,750	3,864
	San Francisco CA City & County GO	5.000%	6/15/25	1,500	1,642
	San Francisco CA City & County GO	5.000%	6/15/25	5,475	5,994
	San Francisco CA City & County GO	5.000%	6/15/25	2,485	2,636
	San Francisco CA City & County GO	5.000%	6/15/25	3,750	4,105
	San Francisco CA City & County GO	5.000%	6/15/26	4,370	4,916
	San Francisco CA City & County GO	2.000%	6/15/27	2,265	2,271
	San Francisco CA City & County GO	5.000%	6/15/27	4,145	4,790
	San Francisco CA City & County GO	2.000%	6/15/28	3,790	3,707
	San Francisco CA City & County GO	5.000%	6/15/28	4,930	5,786
	San Francisco CA City & County GO	4.000%	6/15/29	2,000	2,068
	San Francisco CA City & County GO	5.000%	6/15/29	4,150	4,945
[1,2]	San Francisco CA City & County Local or Guaranteed Housing Revenue VRDO	1.730%	8/4/22	43,000	43,000
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	2,270	2,439
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	3,670	3,943
	San Francisco CA Public Utilities Commission Water Water Revenue	5.000%	11/1/25	210	232
[1]	San Francisco City & County CA Revenue	1.580%	2/1/40	31,350	31,350
[1,2]	San Francisco City & County CA Revenue	1.580%	5/1/49	21,000	21,000
[1]	San Francisco City & County CA Revenue TOB VRDO	1.580%	8/4/22	50,000	50,000
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	1.000%	10/1/25	49,000	46,962
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/27	2,500	2,884
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/28	2,825	3,308
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/29	4,175	4,968
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	2.125%	10/1/23	4,960	4,966
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/22	500	500
	San Jose Unified School District GO	5.000%	8/1/32	4,380	4,738
	San Juan Unified School District GO	3.000%	8/1/23	575	584
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/1/24	3,560	3,763
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/15/24	525	555
	Santa Monica Community College District GO	5.000%	8/1/25	2,525	2,610
	Santa Monica-Malibu Unified School District GO, Prere.	4.000%	8/1/25	200	213
	Silicon Valley Clean Water Lease Revenue	3.000%	3/1/24	7,500	7,624
[6]	Solano County Community College District GO, ETM 5.000% coupon rate effective 8/1/23	0.000%	8/1/25	5,195	5,417
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/23	2,300	2,373
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	4/1/24	4,150	4,348

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/28	5,340	5,812
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/29	7,085	7,698
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/33	410	440
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	20,000	18,708
	University of California College & University Revenue	5.000%	5/15/23	2,210	2,271
	University of California College & University Revenue	5.000%	5/15/24	2,000	2,120
	University of California College & University Revenue	5.000%	5/15/25	125	136
	University of California College & University Revenue	5.000%	5/15/25	1,500	1,635
	University of California College & University Revenue	5.000%	5/15/26	1,000	1,119
	University of California College & University Revenue	5.000%	5/15/26	6,365	6,531
	University of California College & University Revenue	5.000%	5/15/27	270	309
	University of California College & University Revenue	5.000%	5/15/28	6,000	6,507
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	5.000%	8/1/24	500	533
[3]	Vacaville Unified School District GO, Prere.	5.000%	8/1/24	260	277
	Vernon CA Electric System Electric Power & Light Revenue	4.000%	10/1/22	325	326
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/23	520	529
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/23	410	420
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/23	490	504
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/24	775	805
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/24	235	246
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/24	680	714
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/25	700	742
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/25	790	845
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/26	525	566
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/26	725	788
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/27	600	658
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	780	861
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	650	720
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	500	556

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walnut Energy Center Authority Electric Power & Light Revenue	5.000%	1/1/27	250	265
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	970	994
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,295	1,358
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	965	1,033
	West Basin Municipal Water District Water Revenue	5.000%	8/1/23	200	207
	West Basin Municipal Water District Water Revenue	5.000%	8/1/24	250	266
	West Basin Municipal Water District Water Revenue	5.000%	8/1/26	175	196
	West Basin Municipal Water District Water Revenue	5.000%	8/1/27	250	286
	West Basin Municipal Water District Water Revenue	5.000%	8/1/28	320	372
	West Basin Municipal Water District Water Revenue	5.000%	8/1/29	300	354
[5]	William S Hart Union High School District GO	0.000%	9/1/27	515	457
					2,869,564
Colorado (1.6%)
	Adams 12 Five Star Schools GO	5.000%	12/15/26	11,045	11,859
	Adams 12 Five Star Schools GO	5.000%	12/15/28	2,000	2,246
	Adams 12 Five Star Schools GO	5.000%	12/15/29	6,500	7,275
	Adams County CO COP	5.000%	12/1/22	1,250	1,265
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/28	3,175	3,724
	Aurora CO COP	5.000%	12/1/25	1,550	1,707
	Aurora CO COP	5.000%	12/1/26	425	479
	Broomfield CO City & County Water Revenue	5.000%	12/1/28	1,000	1,172
	Castle CO Rock Water & Sewer Water Revenue	4.000%	12/1/22	225	227
	Castle CO Rock Water & Sewer Water Revenue	5.000%	12/1/23	265	277
[5]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/27	200	217
[5]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/28	100	109
	Colorado COP	5.000%	3/15/24	660	694
	Colorado COP	5.000%	3/15/24	780	820
	Colorado COP	5.000%	3/15/25	1,460	1,577
	Colorado COP	5.000%	3/15/25	890	962
	Colorado COP	5.000%	3/15/25	725	783
	Colorado COP	5.000%	12/15/25	8,410	9,268
	Colorado COP	5.000%	3/15/26	760	841
	Colorado COP	5.000%	12/15/26	5,145	5,795
	Colorado COP	5.000%	9/1/27	3,205	3,657
	Colorado COP	5.000%	12/15/27	5,925	6,791
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/27	1,635	1,832
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/25	105	106
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/27	65	66
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/28	140	141

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Colorado Health Facilities Authority	5.000%	11/1/29	3,225	3,687
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	100	100
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	680	687
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,350	1,364
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/23	530	530
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/23	50	50
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	750	753
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,000	1,014
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	500	506
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	850	871
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	90	93
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	750	759
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	1,925	2,013
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	450	461
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,110	1,168
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	100	106
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	660	657
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	4,400	4,723
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	800	858
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	2,000	2,134
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,450	3,680
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	185	200
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,900	2,060
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	1,285	1,272
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	445	440
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	3,530	3,885
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,035	3,290
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,500	3,794
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	450	492
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	2,500	2,764
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	375	369

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	495	487
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	300	333
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	2,210	2,482
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	455	444
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.125%	5/15/28	3,000	2,866
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Valley View Hospital Association Project) PUT	2.800%	5/15/23	2,965	2,973
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/23	27,360	28,460
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	12,640	13,379
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/20/25	1,250	1,371
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	12,000	12,899
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/19/26	10,075	11,281
[1,2]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.920%	8/1/22	17,570	17,570
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/23	2,000	2,058
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/23	1,225	1,258
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/24	1,000	1,057
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	0.000%	7/15/24	20,000	19,327
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/25	1,245	1,350
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	12/1/22	815	822
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	500	513
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	2,100	2,385
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	1,425	1,618
[4,7]	Colorado Health Facilities Authority PUT	1.000%	8/17/26	13,980	14,072
[7]	Colorado Health Facilities Authority PUT	5.000%	8/17/26	19,610	21,728
[7]	Colorado Health Facilities Authority PUT	5.000%	8/15/28	31,355	35,712
	Colorado Higher Education COP	5.000%	9/1/27	1,445	1,651
	Colorado Housing and Finance Authority	3.000%	5/1/51	7,840	7,835
[7]	Colorado Housing and Finance Authority	5.250%	11/1/52	2,500	2,723
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/48	3,045	3,117
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	3.500%	5/1/50	10,055	10,210
[4]	Colorado School of Mines College and University Revenue	1.648%	2/1/23	6,555	6,563
[1,2]	Colorado Springs CO Multiple Utility Revenue TOB VRDO	1.360%	8/4/22	5,155	5,155
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/23	1,000	1,043

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Colorado State Housing & Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	1.360%	8/4/22	4,150	4,150
	Denver Board of Water Commissioners City & County Water Revenue	4.000%	12/15/22	1,085	1,087
	Denver City & County CO Sales Tax Revenue	5.000%	8/1/24	125	133
	Denver City & County School District No. 1 GO	5.000%	12/1/28	3,660	3,918
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	19,470	20,316
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	2,220	2,316
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	2,055	2,202
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	1,485	1,592
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	2,465	2,489
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	3,315	3,646
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/26	4,940	5,558
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/26	465	523
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/26	1,260	1,312
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/27	3,705	4,251
	Denver CO City & County Airport System Port, Airport & Marina Revenue PUT	5.000%	11/15/22	9,000	9,080
	Denver CO City & County GO	5.000%	8/1/28	10,425	12,183
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/26	3,575	3,621
[3]	Dove Valley Metropolitan District GO	4.000%	12/1/22	225	227
[3]	Dove Valley Metropolitan District GO	4.000%	12/1/24	275	288
[3]	Dove Valley Metropolitan District GO	4.000%	12/1/25	260	277
[3]	Dove Valley Metropolitan District GO	4.000%	12/1/26	300	325
	Durango School District No. 9-R GO	5.000%	11/1/26	1,995	2,249
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/23	75	78
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	17,000	16,178
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/24	225	240
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/25	150	164
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/26	1,035	927
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/26	1,755	1,960
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/27	1,000	1,138
[4]	E-470 Public Highway Authority Highway Revenue PUT, SOFR + 0.350%	1.878%	9/1/24	4,000	3,967
[8]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/27	34,010	29,498
[5]	El Paso County CO COP (Judicial Complex Project)	5.000%	12/1/24	450	483
[5]	El Paso County CO COP (Judicial Complex Project)	5.000%	12/1/25	650	714
[3]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/23	395	411

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/25	250	272
[3]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/26	350	388
[3]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/27	485	546
[3]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/28	500	570
[5]	Interlocken Metropolitan District GO	5.000%	12/1/23	750	781
[5]	Interlocken Metropolitan District GO	5.000%	12/1/24	875	935
[5]	Interlocken Metropolitan District GO	5.000%	12/1/25	1,000	1,094
	Moffat County CO Electric Power & Light Revenue (Tri-State Generation and Transmission Association Project) PUT	2.000%	10/3/22	14,850	14,834
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/22	1,250	1,263
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/28	1,180	1,334
	Regional Transportation District COP	5.000%	6/1/24	1,000	1,029
	Regional Transportation District COP	5.000%	6/1/26	1,690	1,830
	Regional Transportation District COP	5.000%	6/1/26	1,700	1,865
	Regional Transportation District COP	5.000%	6/1/27	3,835	4,143
[1,2,5]	Regional Transportation District COP TOB VRDO	1.390%	8/4/22	8,000	8,000
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/24	500	520
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/25	400	424
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/26	300	323
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/27	600	650
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/27	625	682
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/28	600	656
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/28	550	604
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	3,000	3,568
[1,2]	Sales Tax Securitization Corp Revenue VRDO	1.410%	7/1/49	7,500	7,500
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	24,175	24,042
	University of Colorado College & University Revenue PUT	2.000%	10/15/25	2,240	2,217
	University of Colorado College & University Revenue PUT	2.000%	10/15/26	1,870	1,837
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	5,000	5,258
[5]	Vauxmont Metropolitan District GO	5.000%	12/15/22	105	106
[5]	Vauxmont Metropolitan District GO	5.000%	12/1/23	195	203
[5]	Vauxmont Metropolitan District GO	5.000%	12/15/24	130	139
[5]	Vauxmont Metropolitan District GO	5.000%	12/1/25	180	197
[5]	Vauxmont Metropolitan District GO	5.000%	12/1/26	195	218
[5]	Vauxmont Metropolitan District GO	5.000%	12/1/27	205	234
[5]	Vauxmont Metropolitan District GO	5.000%	12/15/27	255	280
					569,455
Connecticut (2.0%)
[5]	Bridgeport CT GO	5.000%	8/15/22	5,635	5,642
[5]	Bridgeport CT GO	5.000%	8/15/22	1,215	1,217
[5]	Bridgeport CT GO	5.000%	8/15/23	750	776
	Bridgeport CT GO	5.000%	2/15/26	1,560	1,707
[5]	Bridgeport CT GO, ETM	5.000%	8/15/22	3,950	3,955

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Bridgeport CT GO, ETM	5.000%	8/15/22	1,850	1,852
[5]	Bridgeport CT GO, ETM	5.000%	8/15/23	2,035	2,107
[5]	Bridgeport CT GO, ETM	5.000%	8/15/23	5,425	5,616
	Connecticut Fuel Sales Tax Revenue	5.000%	8/1/29	365	395
	Connecticut GO	5.000%	8/15/22	165	165
	Connecticut GO	5.000%	10/15/22	5,245	5,284
	Connecticut GO	5.000%	11/15/22	12,685	12,817
	Connecticut GO	3.000%	1/15/23	1,250	1,259
	Connecticut GO	5.000%	4/15/23	250	256
	Connecticut GO	3.000%	6/1/23	695	704
	Connecticut GO	4.000%	6/1/23	215	219
	Connecticut GO	5.000%	7/15/23	2,000	2,066
	Connecticut GO	5.000%	9/15/23	800	803
	Connecticut GO	5.000%	12/15/23	125	131
	Connecticut GO	5.000%	5/15/24	4,715	4,994
	Connecticut GO	3.000%	6/1/24	530	543
	Connecticut GO	5.000%	8/15/24	7,955	8,484
	Connecticut GO	5.000%	9/15/24	1,700	1,817
	Connecticut GO	5.000%	10/15/24	18,395	19,137
	Connecticut GO	5.000%	3/15/25	3,215	3,481
	Connecticut GO	5.000%	4/15/25	7,075	7,676
	Connecticut GO	5.000%	4/15/25	1,010	1,096
	Connecticut GO	5.000%	5/15/25	10,000	10,874
	Connecticut GO	4.000%	6/1/25	550	583
	Connecticut GO	4.000%	6/15/25	640	679
	Connecticut GO	5.000%	8/15/25	5,650	5,843
	Connecticut GO	5.000%	9/15/25	5,345	5,862
	Connecticut GO	5.000%	9/15/25	730	801
	Connecticut GO	5.000%	10/15/25	2,115	2,325
	Connecticut GO	5.000%	10/15/25	3,420	3,555
	Connecticut GO	5.000%	10/15/25	100	101
	Connecticut GO	5.000%	3/1/26	450	459
	Connecticut GO	4.000%	5/15/26	1,175	1,264
	Connecticut GO	5.000%	5/15/26	3,690	4,108
	Connecticut GO	3.000%	6/1/26	5,000	5,165
	Connecticut GO	5.000%	6/15/26	550	613
	Connecticut GO	5.000%	8/15/26	105	118
	Connecticut GO	5.000%	8/15/26	9,295	9,609
	Connecticut GO	5.000%	9/15/26	730	819
	Connecticut GO	5.000%	10/15/26	6,825	7,091
	Connecticut GO	5.000%	10/15/26	4,140	4,168
	Connecticut GO	5.000%	11/15/26	1,065	1,173
	Connecticut GO	4.000%	1/15/27	15,510	16,856
	Connecticut GO	5.000%	3/1/27	355	362
	Connecticut GO	5.000%	3/1/27	1,005	1,055
	Connecticut GO	4.000%	5/15/27	100	107
	Connecticut GO	3.000%	6/1/27	5,000	5,188
	Connecticut GO	4.000%	6/1/27	5,775	6,311
	Connecticut GO	4.000%	6/15/27	175	191
	Connecticut GO	5.000%	6/15/27	415	473
	Connecticut GO	5.000%	7/15/27	11,000	12,551
	Connecticut GO	5.000%	8/15/27	190	212
	Connecticut GO	5.000%	9/15/27	735	841
	Connecticut GO	5.000%	11/15/27	1,000	1,098
	Connecticut GO	4.000%	1/15/28	10,000	10,981
	Connecticut GO	4.000%	1/15/28	3,765	4,134
	Connecticut GO	3.000%	6/1/28	6,875	7,110
	Connecticut GO	5.000%	6/15/28	500	579

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut GO	4.000%	9/15/28	3,190	3,200
Connecticut GO	5.000%	9/15/28	905	1,051
Connecticut GO	4.000%	10/15/28	2,010	2,017
Connecticut GO	5.000%	11/15/28	100	109
Connecticut GO	4.000%	1/15/29	8,135	8,932
Connecticut GO	5.000%	1/15/29	9,050	10,559
Connecticut GO	5.000%	6/15/29	500	587
Connecticut GO	4.000%	1/15/30	3,500	3,845
Connecticut GO	4.000%	3/1/33	135	138
Connecticut Housing Finance Authority	4.000%	11/15/49	2,235	2,313
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.250%	5/15/24	465	451
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.300%	11/15/24	250	240
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.400%	5/15/25	250	237
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.450%	11/15/25	350	329
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.550%	5/15/26	500	465
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.600%	11/15/26	850	784
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.700%	5/15/27	1,000	911
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.750%	11/15/27	1,000	903
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.850%	5/15/28	1,750	1,567
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.900%	11/15/28	1,010	896
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	740	747
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	100	101
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.500%	11/15/45	2,135	2,154
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/45	2,120	2,149
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/47	4,960	5,065
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/49	4,015	4,154
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	5,155	5,154
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/26	180	168
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.600%	11/15/26	1,040	964
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.700%	5/15/27	1,250	1,150
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.750%	11/15/27	1,250	1,140
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.850%	5/15/28	1,100	996

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.900%	11/15/28	1,100	988
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program) PUT	0.500%	11/15/23	6,385	6,223
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	1.625%	11/15/22	380	380
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.450%	5/15/24	4,320	4,164
[4]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	1.630%	11/15/24	10,275	10,210
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	1.400%	8/4/22	6,550	6,550
[4]	Connecticut Housing Finance Authority PUT	1.960%	11/15/24	25,580	25,580
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/23	840	861
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/23	3,500	3,636
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/24	1,510	1,595
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/24	3,265	3,482
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	2,035	2,063
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	500	543
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	6,000	6,393
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	1,755	1,822
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	7,500	8,231
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/26	2,030	2,214
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/27	135	137
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/27	3,455	3,924
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	1,000	1,119
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/27	140	160
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/27	2,045	2,345
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/28	5,520	6,347
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/28	500	542
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/29	2,500	2,589
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/29	630	745
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/30	1,400	1,449
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	1/1/32	25,000	25,166
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/33	1,530	1,647

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/22	2,135	2,153
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	1,325	1,354
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	2,010	2,070
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	1,550	1,595
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/23	2,295	2,390
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/24	250	264
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,145	1,193
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	500	540
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/25	1,290	1,415
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/26	1,465	1,646
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/23	17,665	17,948
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/7/23	28,935	28,780
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.550%	7/3/23	13,055	12,872
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	5,000	4,869
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	18,710	18,220
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	15,000	14,472
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	17,280	16,761
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	16,820	16,315
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	11,050	10,718
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	29,925	29,509
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	275	279

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,975	2,022
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	275	281
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	325	333
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,660	2,774
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	175	183
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,000	1,044
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	385	397
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	5,925	6,309
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	175	187
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	2.750%	1/1/26	650	635
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	600	623
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,098
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	200	217
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	2,000	2,080
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,970	2,160
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,115
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	250	276
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,950	2,025
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,570	1,735
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	345	383
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	420	469

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	10,575	11,072
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	7/1/24	13,750	13,660
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/25	11,000	11,743
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/27	9,000	10,022
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/23	125	129
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	125	132
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	125	135
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	250	275
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/27	1,050	1,176
Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/22	115	116
Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/22	255	258
Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/23	260	271
Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/23	250	261
Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/24	155	166
Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/24	250	268
Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/25	160	176
Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/25	175	192
Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/26	250	282
Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/26	250	282
Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/27	200	225
Greater New Haven Water Pollution Control Authority Sewer Revenue	5.000%	8/15/22	410	411

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Council GO	5.000%	2/1/23	1,145	1,165
	Metropolitan District GO	5.000%	7/15/23	525	542
	Metropolitan District GO	5.000%	7/15/25	925	1,011
	Metropolitan District GO	5.000%	7/15/25	3,000	3,280
	Metropolitan District GO	3.000%	3/1/29	3,000	3,012
[5]	New Haven CT GO	5.000%	8/1/22	3,585	3,585
	University of Connecticut College & University Revenue	5.000%	3/15/23	1,585	1,618
	University of Connecticut College & University Revenue	5.000%	11/1/25	1,000	1,099
	University of Connecticut College & University Revenue	5.000%	11/1/25	1,825	2,006
	University of Connecticut College & University Revenue	5.000%	2/15/26	1,090	1,171
					703,489
Delaware (0.1%)
	Delaware GO	3.000%	8/1/26	2,265	2,287
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/23	200	206
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/24	200	212
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/25	160	174
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/26	185	206
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/27	300	342
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/28	225	260
[7]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/24	500	520
[7]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/25	575	614
[7]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/26	395	432
[7]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/27	400	444
[7]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/28	500	563
[7]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/29	330	376
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	9,935	9,389
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	3,595	3,397
	Delaware State Economic Development Authority Electric Power & Light Revenue PUT	1.050%	7/1/25	3,750	3,604
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	400	419
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	700	749
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	800	872
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/23	3,425	3,534
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/23	750	774

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/24	625	664
	University of Delaware College & University Revenue	5.000%	11/1/22	1,105	1,115
	University of Delaware College & University Revenue	5.000%	11/1/23	1,120	1,168
	University of Delaware College & University Revenue	5.000%	11/1/24	1,115	1,194
					33,515
District of Columbia (0.4%)
[7]	District of Columbia	5.000%	12/1/26	3,525	3,979
[7]	District of Columbia	5.000%	12/1/27	4,320	4,982
	District of Columbia Appropriations Revenue	5.000%	12/1/27	2,295	2,630
	District of Columbia Charter School Aid Revenue	5.000%	7/1/25	225	235
	District of Columbia Charter School Aid Revenue	5.000%	7/1/26	600	634
	District of Columbia College & University Revenue	5.000%	4/1/27	570	629
	District of Columbia College & University Revenue	5.000%	4/1/28	650	725
	District of Columbia College & University Revenue	5.000%	4/1/29	250	282
	District of Columbia College & University Revenue, ETM	5.000%	4/1/23	2,300	2,351
	District of Columbia College & University Revenue, ETM	5.000%	4/1/24	1,130	1,190
	District of Columbia GO	5.000%	6/1/27	1,000	1,085
[1,2]	District of Columbia GO TOB VRDO	1.360%	8/4/22	1,850	1,850
	District of Columbia Government Fund/Grant Revenue	5.250%	12/1/22	5,345	5,360
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	1,390	1,431
	District of Columbia Health, Hospital, Nursing Home Revenue	4.125%	7/1/27	1,815	1,797
[1,2]	District of Columbia Housing Finance Agency Revenue TOB VRDO	1.730%	8/4/22	11,875	11,875
	District of Columbia Income Tax Revenue	5.000%	12/1/28	3,810	3,855
[7]	District of Columbia Income Tax Revenue	5.000%	12/1/28	2,690	3,153
[7]	District of Columbia Income Tax Revenue	5.000%	12/1/29	3,205	3,823
[7]	District of Columbia Income Tax Revenue	5.000%	12/1/30	4,450	5,393
	District of Columbia Income Tax Revenue	3.000%	12/1/32	50	50
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/23	2,015	2,062
	District of Columbia Water & Sewer Authority Water Revenue PUT	1.750%	10/1/24	4,090	4,084
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/27	10,000	10,019
[1,2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	1.370%	8/4/22	1,580	1,580
[1,2,5]	Metropolitan Washington Airports Authority Dulles Toll Road Revenue VRDO	1.450%	10/1/52	26,155	26,155
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/22	3,450	3,470
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/23	815	847
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/24	1,395	1,490
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/25	1,030	1,129

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/22	1,360	1,367
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/26	690	774
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/27	1,000	1,144
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	800	927
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue, ETM	5.000%	10/1/22	2,140	2,153
	Washington Metropolitan Area Transit Authority	5.000%	7/1/33	2,455	2,729
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/26	3,360	3,761
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/26	1,750	1,959
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/27	5,110	5,854
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/27	3,000	3,437
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/28	10,000	11,642
					143,892
Florida (3.6%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	350	354
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	1,070	1,098
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	110	112
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,210	1,287
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	820	834
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	145	154
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,500	1,630
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	240	244
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,175	2,409
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	145	148
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	1,010	1,024
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	135	136
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	505	510
[1,2]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	1.410%	12/1/49	3,600	3,600
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	8,000	8,772
[1,2]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.470%	8/4/22	2,145	2,145
	Alachua County School Board COP	5.000%	7/1/24	1,000	1,058
[7]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,050	1,097

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,110	1,178
[7]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,165	1,252
[7]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,220	1,323
[7]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	1,280	1,396
[7]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	670	734
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	2,000	2,025
[1,2]	Brevard County Housing Finance Authority Revenue TOB VRDO	1.730%	10/14/22	5,195	5,195
	Brevard County School District COP	5.000%	7/1/32	2,980	3,183
[1,2]	Broward County FL Airport System Port, Airport & Marina Revenue TOB VRDO	1.370%	8/4/22	62,695	62,695
	Broward County FL Convention Center Economic Development Revenue	5.000%	1/1/27	5,870	6,653
	Broward County FL Convention Center Economic Development Revenue	5.000%	1/1/28	4,445	5,130
	Broward County FL Convention Center Economic Development Revenue	5.000%	1/1/29	6,775	7,922
	Broward County FL Convention Center Economic Development Revenue	5.000%	1/1/30	6,665	7,871
	Broward County FL Half-Cent Sales Tax Revenue	5.000%	10/1/23	575	597
	Broward County FL School District COP	5.000%	7/1/23	5,545	5,706
	Broward County FL School District COP	5.000%	7/1/23	450	463
	Broward County FL School District COP	5.000%	7/1/24	400	423
	Broward County FL School District COP	5.000%	7/1/24	6,765	7,157
	Broward County FL School District COP	5.000%	7/1/25	12,730	13,870
	Broward County FL School District COP	5.000%	7/1/25	400	436
	Broward County FL School District COP	5.000%	7/1/26	475	530
	Broward County FL School District COP	5.000%	7/1/27	1,105	1,259
	Broward County FL Tourist Development Miscellaneous Taxes Revenue	5.000%	9/1/27	3,500	3,949
	Broward County FL Tourist Development Miscellaneous Taxes Revenue	5.000%	9/1/28	5,655	6,428
	Broward County FL Tourist Development Miscellaneous Taxes Revenue	5.000%	9/1/29	4,000	4,595
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/28	2,000	2,185
[5]	Cape Coral FL Water & Sewer Revenue	2.125%	9/1/22	1,065	1,066
[5]	Cape Coral FL Water & Sewer Revenue	2.250%	9/1/23	975	982
[5]	Cape Coral FL Water & Sewer Revenue	2.500%	9/1/24	1,375	1,391
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/23	955	992
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/24	1,135	1,210
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	600	626
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/27	2,885	3,049
	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	12/15/24	330	333
[5]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/24	445	472
[5]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	3,650	4,076

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	8,500	9,707
[5]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	8,750	10,149
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/31	200	209
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/25	11,350	12,160
[5]	Ciy of Jacksonville Sales Tax Revenue	5.000%	10/1/26	1,250	1,257
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/23	405	421
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/24	370	395
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/25	1,300	1,425
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/26	1,185	1,326
	Coral Gables FL Miscellaneous Revenue	5.000%	4/1/25	1,060	1,149
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/24	210	220
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/25	400	426
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/26	110	120
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/27	385	426
	Escambia County School Board Sales Tax Revenue	5.000%	9/1/22	325	326
	Escambia County School Board Sales Tax Revenue	5.000%	9/1/23	275	285
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/23	975	1,004
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/26	1,125	1,247
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/27	1,185	1,342
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/28	745	856
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/23	100	103
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/24	375	397
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/25	415	450
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/26	410	455
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/27	360	408
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	4,849	5,141
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/27	1,050	1,174
	Florida Department of Management Services COP	5.000%	11/1/25	12,910	14,210
	Florida Department of Management Services COP	5.000%	11/1/27	1,625	1,864

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Department of Management Services COP	5.000%	11/1/28	5,800	6,738
	Florida Department of Transportation Appropriations Revenue	5.000%	7/1/25	5,690	6,183
	Florida Department of Transportation Appropriations Revenue	5.000%	7/1/28	180	207
	Florida Department of Transportation Government Fund/Grant Revenue	5.000%	7/1/27	8,255	9,374
	Florida Department of Transportation Miscellaneous Revenue	5.000%	7/1/25	520	536
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/25	5,170	5,637
	Florida Department of Transportation Turnpike System Highway Revenue	3.150%	7/1/27	10,760	11,068
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/27	5,515	6,310
[1]	Florida Development Finance Corp.	4.000%	7/15/26	1,300	1,284
[1]	Florida Development Finance Corp.	5.250%	6/15/29	1,250	1,257
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/23	75	76
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/24	200	203
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/25	200	203
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/26	200	204
[1]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/27	145	143
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/27	285	290
[1]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/28	200	195
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/28	150	152
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/24	215	220
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/25	320	330
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/26	390	419
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/27	390	425
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/28	720	778
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/24	540	567
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/26	285	310
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/27	300	332
[1]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/23	225	225
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/24	105	104
[1]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/24	475	473

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/25	495	490
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,400	1,522
[1]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	1.750%	6/1/26	1,020	947
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/26	110	107
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	500	553
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,145	1,280
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,000	1,124
	Florida GO	5.000%	6/1/24	5,750	6,098
	Florida GO	5.000%	6/1/25	7,675	8,369
	Florida GO	5.000%	6/1/27	22,145	25,365
	Florida GO	5.000%	7/1/28	1,870	2,189
[5]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/22	575	578
[5]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/23	300	311
[5]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/24	700	745
[5]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/24	1,160	1,235
[5]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/25	775	846
[5]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/25	750	818
[5]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/26	1,000	1,116
[5]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/26	775	865
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/24	500	523
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/25	230	245
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/26	285	310
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/27	500	553
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/23	310	319
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/25	975	1,039
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/26	515	559
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/26	1,750	1,892
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/27	970	1,062
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Educational Facilities-Ringling College Project)	5.000%	3/1/27	340	364

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/23	185	187
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/24	115	119
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/25	250	262
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/26	275	291
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/26	1,415	1,465
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/27	1,485	1,547
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/28	1,555	1,627
[1,2]	Florida Higher Educational Facilities Financial Authority College & University Revenue TOB VRDO	1.370%	8/4/22	10,835	10,835
	Florida Housing Finance Corp.	4.000%	7/1/48	5,575	5,681
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.000%	7/1/51	4,540	4,538
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/51	2,535	2,574
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.000%	1/1/52	2,925	2,922
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	1/1/53	7,000	7,581
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/22	8,520	8,570
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/22	1,750	1,760
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/23	9,000	9,352
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/25	4,260	4,654
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/26	5,815	6,482
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	2,385	2,660
	Florida Municipal Power Agency Electric Power & Light Revenue (St. Lucie Project)	5.000%	10/1/26	4,290	4,315
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/25	250	273
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/26	175	195
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/26	920	1,026
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/27	1,945	2,208
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/28	3,610	4,146
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/29	2,000	2,259
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/30	2,000	2,248
[5]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/27	2,380	2,736

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/27	1,485	1,706
[5]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/28	1,750	2,039
[5]	Fort Pierce Utilities Authority Multi Utility Revenue	5.000%	10/1/26	175	195
[5]	Fort Pierce Utilities Authority Multi Utility Revenue	5.000%	10/1/28	350	402
[5]	Fort Pierce Utilities Authority Multi Utility Revenue	5.000%	10/1/29	350	406
[5]	Fort Pierce Utilities Authority Multi Utility Revenue	5.000%	10/1/30	175	206
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/23	2,680	2,788
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/24	3,035	3,244
[1,2]	Gainesville FL Utilities System Multiple Utility Revenue TOB VRDO	1.360%	8/4/22	7,715	7,715
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/22	575	578
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	940	1,004
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	450	493
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/27	465	533
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/28	425	494
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/29	400	471
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	775	794
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	1,115	1,170
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,895	2,022
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	3.375%	6/1/31	815	823
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	2,685	2,919
	Hernando County FL Water Revenue	4.000%	6/1/24	625	652
	Hernando County FL Water Revenue	4.000%	6/1/25	575	608
	Hernando County FL Water Revenue	5.000%	6/1/28	1,815	2,104
[5]	Hernando County School District COP	5.000%	7/1/25	1,250	1,358
[3]	Herons Glen Recreation District	2.500%	5/1/23	230	231
[3]	Herons Glen Recreation District	2.500%	5/1/25	175	176
[3]	Herons Glen Recreation District	2.500%	5/1/26	200	201
[3]	Herons Glen Recreation District	2.500%	5/1/27	250	250
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.350%	8/4/22	32,445	32,445
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	1,615	1,771
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/27	1,250	1,431
[1,2]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB VRDO	1.390%	8/4/22	8,000	8,000
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/25	2,270	2,488
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/25	1,350	1,479
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/26	4,150	4,653

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/27	4,355	4,998
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/28	4,575	5,333
[1,2]	Hillsborough County FL Utility Refunding Water Revenue TOB VRDO	1.390%	8/4/22	10,185	10,185
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/23	8,700	8,961
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/26	2,165	2,343
	Hillsborough County School Board COP	5.000%	7/1/23	915	942
	Hillsborough County School Board COP	5.000%	7/1/24	975	1,029
	Hillsborough County School Board COP	5.000%	7/1/28	40	44
	Hillsborough County School Board COP (Master Lease Program)	5.000%	7/1/28	1,750	1,972
[5]	Hillsborough County School Board Sales Tax Revenue	5.000%	10/1/22	1,720	1,730
	Jacksonville FL Appropriations Revenue	5.000%	10/1/22	250	251
	Jacksonville FL General Fund Revenue	5.000%	10/1/24	2,250	2,406
	Jacksonville FL General Fund Revenue	5.000%	10/1/28	1,495	1,735
	Jacksonville FL General Fund Revenue	5.000%	10/1/29	1,315	1,548
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	770	776
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	1,690	1,748
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,645	1,705
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,750	1,852
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,665	1,798
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,099
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	235	269
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,545	1,725
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	2,705	2,987
[1,2]	Jacksonville FL Housing Finance Authority Multi-Family Local or Guaranteed Housing Revenue TOB VRDO	1.730%	8/4/22	17,462	17,462
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/22	1,660	1,670
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/22	1,055	1,061
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/24	115	123
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	1,635	1,644
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	1,120	1,257
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	8,240	9,248
	Jacksonville FL Miscellaneous Revenue	5.250%	10/1/27	300	311
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/22	1,260	1,267
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/22	2,690	2,706
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/23	260	270
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/24	2,320	2,482
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/25	280	282
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/25	1,590	1,736
	Jacksonville FL Sales Tax Revenue	4.000%	10/1/27	4,495	4,782
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/27	1,500	1,509
	Jacksonville FL Sales Tax Revenue, Prere.	5.000%	10/1/22	8,425	8,475
	Jacksonville FL Sales Tax Revenue, Prere.	5.000%	10/1/22	5,780	5,814

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/22	100	101
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	2,150	2,440
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	1,405	1,594
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	4,550	5,141
[1,2]	JEA Electric System Electric Power & Light Revenue TOB VRDO	1.380%	8/4/22	4,365	4,365
	JEA Electric System Electric Power & Light Revenue, ETM	5.000%	10/1/24	4,000	4,278
	JEA Electric System Electric Power & Light Revenue, ETM	5.000%	10/1/25	27,220	29,889
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	1,430	1,438
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	515	527
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	1,710	1,749
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	2,280	2,332
	JEA Water & Sewer System Water Revenue	5.000%	10/1/23	1,500	1,558
	JEA Water & Sewer System Water Revenue	5.000%	10/1/24	2,750	2,941
	JEA Water & Sewer System Water Revenue	5.000%	10/1/25	4,130	4,535
	JEA Water & Sewer System Water Revenue	5.000%	10/1/27	430	493
	JEA Water & Sewer System Water Revenue	5.000%	10/1/28	470	546
	JEA Water & Sewer System Water Revenue	3.250%	10/1/36	400	394
	JEA Water & Sewer System Water Revenue, ETM	5.000%	10/1/22	1,485	1,494
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/22	200	201
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/24	300	321
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/25	380	416
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/26	570	638
	Key West Utility Board Electric Power & Light Revenue, Prere.	5.000%	10/1/24	105	112
	Lake County FL Health, Hospital, Nursing Home Revenue	3.750%	8/15/27	1,200	1,178
[5]	Lake County School Board COP	5.000%	6/1/24	200	211
	Lakeland FL Appropriations Revenue	4.000%	10/1/22	600	603
	Lakeland FL Appropriations Revenue	4.000%	10/1/23	295	303
	Lakeland FL Appropriations Revenue	4.000%	10/1/24	270	283
	Lakeland FL Appropriations Revenue	4.000%	10/1/25	300	320
	Lakeland FL Appropriations Revenue	5.000%	10/1/26	625	698
	Lakeland FL Appropriations Revenue	5.000%	10/1/27	400	456
	Lakeland FL Appropriations Revenue	5.000%	10/1/28	360	415
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/22	5,105	5,136
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	500	505
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,250	1,298
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,945	2,114
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	175	177

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/25	210	216
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/27	245	254
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/28	300	308
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	3.250%	10/1/26	2,275	2,252
	Lee County School Board COP	5.000%	8/1/26	540	604
	Lee County School Board COP	5.000%	8/1/27	6,545	7,475
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	3,500	3,744
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,025	1,116
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/26	21,000	22,802
	Manatee County FL Appropriations Revenue	5.000%	10/1/25	1,000	1,040
[5]	Manatee County School District Sales Tax Revenue	5.000%	10/1/22	1,500	1,509
	Martin County FL School Board Corp. COP	5.000%	10/1/22	1,125	1,131
	Martin County FL School Board Corp. COP	5.000%	10/1/23	1,250	1,298
	Martin County FL School Board Corp. COP	5.000%	10/1/24	2,125	2,263
	Martin County FL School Board Corp. COP	5.000%	10/1/25	1,735	1,894
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/22	1,575	1,590
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/23	500	521
	Miami Beach FL Miscellaneous Taxes Revenue	4.000%	9/1/22	1,025	1,027
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/24	1,705	1,815
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/22	1,035	1,038
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/23	1,000	1,037
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/25	1,725	1,884
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/22	395	396
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/23	375	389
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/25	790	863
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	975	1,022
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/22	150	151
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/24	1,590	1,662
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/26	640	670
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/28	860	899
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/29	1,165	1,217
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/22	895	900
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/23	935	970
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/24	885	943

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/25	2,065	2,253
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/26	2,170	2,417
[3]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/27	1,275	1,446
[1,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/24	2,460	2,565
[1,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/25	2,590	2,783
[1,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/26	1,360	1,499
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/23	1,260	1,294
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	1,545	1,627
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	3,400	3,445
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	925	974
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	3,425	3,468
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	1,105	1,169
[3]	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	295	313
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	5,245	5,547
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	305	323
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,000	1,013
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/29	150	158
[3]	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	1,690	1,874
	Miami-Dade County FL Appropriations Revenue	5.000%	4/1/29	120	132
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/23	1,275	1,320
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/25	1,145	1,247
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	1,035	1,125
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	275	305
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/33	1,000	1,050
	Miami-Dade County FL GO	5.000%	7/1/28	2,070	2,297
[1,2]	Miami-Dade County FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.480%	8/4/22	1,745	1,745
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	2,270	2,336
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	2,180	2,301
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	1,285	1,293
[1]	Miami-Dade County FL Housing Finance Revenue TOB VRDO	1.580%	8/4/22	5,085	5,085

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/25	810	848
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/26	200	209
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/26	3,660	4,042
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/28	220	243
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/32	380	411
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/25	3,945	4,311
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/30	2,395	2,581
[1,2]	Miami-Dade County FL Water & Sewer Water Revenue TOB VRDO	1.390%	8/4/22	7,200	7,200
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/22	3,135	3,135
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/23	1,050	1,086
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/23	1,920	1,985
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/25	1,015	1,020
	Miami-Dade County IDA Resource Recovery Revenue PUT	0.320%	11/1/22	6,250	6,232
	Miami-Dade County School Board COP	5.000%	2/1/23	11,765	11,965
	Miami-Dade County School Board COP	5.000%	2/1/25	635	684
	Miami-Dade County School Board COP	5.000%	5/1/25	155	168
	Miami-Dade County School Board COP	5.000%	2/1/26	4,180	4,606
	Miami-Dade County School Board COP	5.000%	8/1/26	10,825	12,067
	Miami-Dade County School Board COP	5.000%	5/1/27	13,855	14,869
	Miami-Dade County School Board COP	5.000%	5/1/28	1,425	1,521
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue, ETM	5.000%	10/1/23	435	452
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue, Prere.	5.375%	10/1/23	1,570	1,638
[5]	Monroe County FL School District Sales Tax Revenue	5.000%	10/1/22	485	488
[5]	Monroe County FL School District Sales Tax Revenue	5.000%	10/1/23	625	648
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	2,115	2,140
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	2,015	2,092
[3]	North Port FL Special Assessment, Prere.	5.000%	7/1/23	1,400	1,444
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/25	3,620	3,954
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/26	3,800	4,244
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/27	3,995	4,550
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/28	4,195	4,841
	Okaloosa County School Board COP	5.000%	10/1/23	2,940	3,055
	Okaloosa County School Board COP	5.000%	10/1/25	600	657
	Okaloosa County School Board COP	5.000%	10/1/26	785	879
	Okaloosa County School Board COP	5.000%	10/1/27	1,005	1,148

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Okaloosa County School Board COP	5.000%	10/1/28	1,400	1,615
	Okaloosa County School Board COP	5.000%	10/1/29	1,220	1,428
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/25	4,610	5,040
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/29	1,010	1,181
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	7,000	7,036
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	9,860	10,198
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	500	526
[7]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,175	1,201
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	6,000	6,349
[7]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,265	1,309
[7]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,355	1,418
[7]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,455	1,536
[7]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,420	1,509
[1,2]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.480%	8/5/22	3,175	3,175
	Orange County Housing Finance Authority	4.000%	9/1/48	1,685	1,728
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.550%	7/1/24	6,625	6,373
	Orange County School Board COP	5.000%	8/1/28	1,000	1,158
	Orange County School Board COP	5.000%	8/1/29	1,300	1,527
	Orange County School Board COP, Prere.	5.000%	8/1/25	40	44
	Orlando FL Appropriations Revenue	5.000%	10/1/22	4,200	4,225
	Orlando FL Appropriations Revenue	5.000%	10/1/22	1,040	1,046
[5]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/30	500	565
[5]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/22	1,500	1,513
[5]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/23	2,270	2,366
[5]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/24	1,455	1,546
[5]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/25	1,630	1,776
[5]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/26	1,475	1,652
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	15,985	13,828
	Orlando Utilities Commission Water Revenue	5.000%	10/1/29	1,245	1,341
[5]	Orlando-Orange County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/23	1,260	1,299
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/22	165	166
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/23	200	205
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/24	170	177
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/25	200	179

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/25	275	291
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/26	340	292
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/26	500	536
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/27	800	659
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/27	600	651
[5]	Palm Bay FL GO	5.000%	7/1/23	915	943
[5]	Palm Bay FL GO	5.000%	7/1/24	1,920	2,036
[5]	Palm Bay FL GO	5.000%	7/1/25	2,015	2,196
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/22	105	105
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/23	110	112
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/24	115	118
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/25	120	124
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/26	125	130
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/27	260	270
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/28	265	275
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/29	420	434
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	5,635	5,646
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	516
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	6/1/25	1,640	1,576
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	350	379
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	675	697
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/26	150	149
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	455	502
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	200	223
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	200	223
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	625	589
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	200	224
[1,2]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.430%	8/5/22	1,860	1,860
	Palm Beach County School District COP	5.000%	8/1/22	2,000	2,000
	Palm Beach County School District COP	5.000%	8/1/22	750	750
	Palm Beach County School District COP	5.000%	8/1/23	1,885	1,949
	Palm Beach County School District COP	5.000%	8/1/23	1,500	1,551
	Palm Beach County School District COP	5.000%	8/1/23	2,025	2,094
	Palm Beach County School District COP	5.000%	8/1/24	13,680	14,546
	Palm Beach County School District COP	5.000%	8/1/24	1,600	1,701

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Palm Beach County School District COP	5.000%	8/1/25	2,050	2,238
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/25	1,730	1,877
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/26	1,020	1,104
	Pasco County FL Second Local Option Fuel Sales Tax Revenue	5.000%	10/1/27	1,000	1,145
	Pasco County FL Second Local Option Fuel Sales Tax Revenue	5.000%	10/1/28	1,590	1,846
[3]	Pasco County School Board COP	5.000%	8/1/23	145	150
[3]	Pasco County School Board COP	5.000%	8/1/24	200	213
	Pasco County School Board COP	5.000%	8/1/25	1,900	2,076
[3]	Pasco County School Board COP	5.000%	8/1/25	250	273
[5]	Pasco County School Board COP	5.000%	8/1/27	400	457
	Pasco County School Board COP	5.000%	8/1/28	1,500	1,734
	Pinellas County Housing Finance Authority	4.000%	3/1/50	2,620	2,689
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/23	325	335
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/24	260	275
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/25	450	488
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/26	650	722
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/27	1,000	1,136
	Polk County School District COP	5.000%	1/1/24	1,000	1,046
	Polk County School District COP	5.000%	1/1/25	2,715	2,920
	Polk County School District COP	5.000%	1/1/27	2,765	3,120
	Port St. Lucie FL	2.000%	7/1/23	2,245	2,249
	Port St. Lucie FL	2.000%	7/1/24	1,580	1,583
	Port St. Lucie FL GO	5.000%	7/1/30	1,315	1,356
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/22	925	928
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/23	580	601
[1,2]	Reedy Creek FL Improvement District GO TOB VRDO	1.400%	8/4/22	2,950	2,950
	Reedy Creek Improvement District GO	5.000%	6/1/23	1,250	1,286
	Reedy Creek Improvement District GO	5.000%	6/1/24	2,530	2,676
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/23	1,865	1,875
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/24	2,030	2,061
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/25	950	972
[1,2]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	1.430%	8/4/22	11,000	11,000
[1,2]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	1.410%	7/1/48	13,440	13,440
[1]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/25	115	115
[1]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/26	150	149
	South Florida Water Management District COP	5.000%	10/1/22	2,100	2,112

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Florida Water Management District COP	5.000%	10/1/23	3,080	3,200
[1,2]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.430%	8/4/22	7,450	7,450
[1,2]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.480%	8/4/22	5,250	5,250
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,120	1,121
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	2,200	2,270
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	4.000%	12/15/24	285	284
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/26	370	363
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/27	430	417
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/28	405	387
	Sumter County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,665	1,749
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/23	1,535	1,581
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/25	1,775	1,929
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/26	3,860	4,290
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/23	475	494
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/24	525	560
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/25	1,130	1,236
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,535	1,551
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	525	546
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,675	1,721
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/25	300	323
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/26	250	274
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/27	250	277
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/22	1,190	1,193
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/24	1,100	1,168
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/25	2,000	2,159
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/22	3,510	3,525
	Village Community Development District No. 13	1.800%	5/1/26	500	463
	Village Community Development District No. 13	4.000%	5/1/27	5,000	5,074
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/23	830	861

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Volusia County Educational Facility Authority College & University Revenue	5.000%	6/1/24	700	735
[3]	Volusia County School Board COP	5.000%	8/1/22	840	840
	Volusia County School Board COP	5.000%	8/1/27	1,250	1,417
	Volusia County School Board COP	5.000%	8/1/28	2,830	3,249
[3]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/26	260	290
[3]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/27	375	426
[3]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/28	600	690
					1,256,239
Georgia (3.0%)
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/24	575	607
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/26	635	699
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/27	665	745
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/28	695	788
	Appling County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Hatch Project) PUT	1.500%	2/3/25	2,780	2,692
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/25	2,505	2,617
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/27	1,805	1,882
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/22	1,000	1,010
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/23	1,075	1,117
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/24	900	960
	Atlanta GA Tax Allocation Revenue (Beltline Project)	5.000%	1/1/27	1,350	1,507
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/22	2,645	2,668
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/23	2,635	2,746
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/26	2,000	2,172
[1,2]	Atlanta GA Water Revenue TOB VRDO	1.360%	8/4/22	12,125	12,125
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/22	12,295	12,367
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/23	7,800	8,095
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/24	8,190	8,730
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/25	8,600	9,388
[3]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/26	100	108
[3]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/27	100	109
[3]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/28	100	109
[3]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/29	130	142
	Bartow County Development Authority Electric Power & Light Revenue	1.800%	9/1/29	5,000	4,534
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/23	635	655

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	660	699
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	860	933
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/23	400	412
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/24	275	291
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/26	795	883
	Bulloch County Development Authority College & University Revenue, ETM	5.000%	7/1/23	100	103
	Bulloch County Development Authority College & University Revenue, ETM	5.000%	7/1/24	70	74
	Bulloch County Development Authority College & University Revenue, ETM	5.000%	7/1/26	195	217
	Burke County Development Authority Electric Power & Light Revenue PUT	1.500%	2/3/25	2,185	2,116
[1,2]	Burke County GA Development Authority Pollution Control Electric Power & Light Revenue TOB VRDO	1.390%	8/5/22	4,715	4,715
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/26	250	279
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/27	400	456
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	420	464
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	210	233
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	250	287
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	500	510
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	210	214
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	715	749
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,025	1,097
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	455	487
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,950	2,123
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	785	855
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	450	499
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	475	527
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/23	400	408
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	500	524
	Columbia County GA Water & Sewerage Water Revenue	5.000%	6/1/26	855	956

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	27,090	29,475
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/23	835	860
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/24	860	907
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/23	250	255
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/24	200	210
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/25	250	268
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/26	375	410
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/27	1,050	1,171
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/28	1,000	1,133
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/23	1,015	1,035
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/24	1,000	1,050
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/25	550	589
	Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	6,685	6,694
	Douglas County School District GO	5.000%	4/1/23	360	368
	Douglas County School District GO	5.000%	4/1/24	500	527
	Douglas County School District GO	5.000%	4/1/25	600	651
	Douglas County School District GO	5.000%	4/1/26	570	635
	Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/27	1,285	1,435
	Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	2,250	2,340
	Fulton County Development Authority College & University Revenue	3.750%	6/1/24	600	601
	Fulton County Development Authority College & University Revenue	5.000%	6/1/24	540	571
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,720	1,901
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/23	345	352
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	500	524
[1,2]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.430%	8/5/22	2,780	2,780
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	1,990	2,003
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	2,185	2,207

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/26	835	815
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/27	965	932
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/28	1,000	955
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	3.000%	4/1/24	625	612
	Gainesville & Hall County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	2,590	2,609
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,500	2,611
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	305	319
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	300	321
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	250	273
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	690	769
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	675	763
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	875	999
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/23	500	509
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/26	1,250	1,366
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/27	1,250	1,393
[1,2]	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.390%	8/4/22	3,750	3,750
	Gainesville School District GO	5.000%	11/1/27	565	652
	Georgia GO	5.000%	9/1/23	535	537
	Georgia GO	5.000%	7/1/24	6,000	6,382
	Georgia GO	5.000%	2/1/26	5,755	5,856
	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue	4.000%	6/1/44	370	374
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/24	1,230	1,286
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/25	3,830	4,081
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/26	680	741
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/26	3,765	4,102
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	1,000	1,121

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/22	1,385	1,396
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	430	436
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	450	456
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	2,705	2,739
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	840	875
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	830	865
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	1,485	1,547
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	930	991
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	505	538
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/26	1,710	1,858
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/26	1,350	1,467
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/27	1,150	1,271
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/27	1,000	1,105
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/28	1,400	1,571
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/23	725	734
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/24	795	828
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/25	615	655
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/26	630	685
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/27	1,760	1,945
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/28	2,870	3,221
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/23	3,865	3,914
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/25	2,450	2,611
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/23	175	177
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/24	250	260
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	365	387
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	425	453
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/26	600	647
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/26	890	967
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/27	660	725
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/27	550	608

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/23	2,980	3,018
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/23	4,800	4,861
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/24	3,750	3,907
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/24	3,180	3,313
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	160	170
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	300	328
	Georgia Municipal Gas Authority Natural Gas Revenue (Gas Portfolio III Project)	5.000%	10/1/22	1,060	1,065
	Georgia Municipal Gas Authority Natural Gas Revenue (Gas Portfolio IV Project)	5.000%	10/1/22	4,825	4,850
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/28	675	784
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/23	540	555
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/24	575	609
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	540	588
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/26	4,040	4,507
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/27	4,760	5,428
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	2,130	2,470
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	5,525	6,408
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	2,500	2,500
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	2,580	2,741
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/23	370	377
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	530	555
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	12,225	13,404
	Henry County School District GO	4.000%	8/1/28	4,000	4,426
	Houston County School District GO	5.000%	9/1/25	775	850
	Houston County School District GO	5.000%	9/1/26	840	945
	Houston County School District GO	5.000%	9/1/27	460	530
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/23	325	332
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	450	471
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	175	187
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/22	570	571
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/22	2,330	2,339

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/22	250	251
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/23	750	763
[2]	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	9/1/23	2,340	2,387
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/23	500	512
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/23	7,160	7,388
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/23	355	360
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/24	1,000	1,037
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/24	975	1,014
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/24	8,825	9,321
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/24	335	343
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/25	5,000	5,271
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	2,500	2,633
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/25	490	504
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	2,270	2,415
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/26	580	598
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/27	465	518
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/27	1,225	1,264
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/28	5,000	5,129
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	6/1/23	235	239
[2]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	122,580	124,966
[2]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	20,025	20,486
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	59,940	62,393
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	70,235	71,791
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	106,480	110,453
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	84,585	86,299
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	30,000	30,383
[4]	Main Street Natural Gas Inc. Natural Gas Revenue PUT, 1M USD LIBOR + 0.750%	1.898%	9/1/23	22,225	22,054
[2,4]	Main Street Natural Gas Inc. Natural Gas Revenue PUT, 67% of 1M USD LIBOR + 0.830%	1.978%	12/1/23	47,690	47,177
[2,4]	Main Street Natural Gas Inc. Natural Gas Revenue PUT, SIFMA Municipal Swap Index Yield + 0.570%	1.900%	12/1/23	6,750	6,721
[7]	Main Street Natural Gas Inc. PUT	5.000%	6/1/29	33,650	36,045

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/23	555	571
Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/25	620	672
Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/27	425	481
Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/28	530	609
Monroe County Development Authority Electric Power & Light Revenue PUT	1.500%	2/3/25	3,750	3,631
Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	3.000%	11/1/22	690	692
Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/23	1,710	1,753
Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/24	1,740	1,809
Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/25	400	422
Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/26	805	892
Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/27	800	905
Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/28	1,160	1,321
Municipal Electric Authority of Georgia Nuclear Revenue	3.000%	1/1/23	135	136
Municipal Electric Authority of Georgia Nuclear Revenue	4.000%	1/1/24	105	108
Municipal Electric Authority of Georgia Nuclear Revenue	4.000%	1/1/25	395	411
Municipal Electric Authority of Georgia Nuclear Revenue	4.000%	1/1/26	425	448
Municipal Electric Authority of Georgia Nuclear Revenue	4.000%	1/1/28	220	232
Municipal Electric Authority of Georgia Nuclear Revenue	4.000%	1/1/28	430	461
Municipal Electric Authority of Georgia Nuclear Revenue	3.375%	1/1/32	100	100
Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/23	350	358
Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/25	600	642
Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/26	600	654
Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/27	500	555
Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/28	920	1,036
Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/22	300	302
Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/24	400	425

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/26	625	692
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/27	530	597
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/28	465	529
[4]	Private Colleges & Universities Authority College & University Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	1.750%	8/16/22	25,500	25,494
	Richmond County Board of Education GO	5.000%	10/1/25	500	550
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/23	1,435	1,453
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/24	1,035	1,078
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/25	850	905
	Rockdale County GA Water & Sewer Water Revenue	4.000%	7/1/27	3,000	3,295
	South Regional Joint Development Authority College & University Revenue	5.000%	8/1/22	1,000	1,000
	South Regional Joint Development Authority College & University Revenue	5.000%	8/1/23	1,080	1,115
	South Regional Joint Development Authority College & University Revenue	5.000%	8/1/24	1,490	1,581
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/23	325	338
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/24	300	321
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/25	600	660
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/26	300	338
	White County Development Authority College & University Revenue	5.000%	10/1/29	1,000	989
					1,035,060
Guam (0.2%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue, ETM	5.000%	10/1/22	355	357
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue, ETM	5.000%	10/1/23	755	771
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/23	1,750	1,791
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/23	625	640
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	1,100	1,149
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	855	893
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	500	522

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	2,250	2,348
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	925	985
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	500	532
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/26	965	1,045
	Guam Government Waterworks Authority Water Revenue, Prere.	5.500%	7/1/23	4,530	4,685
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/27	350	378
	Guam Income Tax Revenue	5.000%	12/1/23	1,440	1,493
	Guam Income Tax Revenue	5.000%	12/1/26	750	823
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/22	230	232
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/23	1,835	1,901
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/26	1,500	1,614
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/28	250	267
	Guam Miscellaneous Taxes Revenue, ETM	5.000%	11/15/22	1,955	1,975
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/22	875	879
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/23	1,000	1,031
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/23	1,980	2,042
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	2,145	2,260
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	1,555	1,638
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,000	1,051
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,480	1,589
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,565	1,680
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	2,160	2,356
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	3,860	4,267
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	3,250	3,616
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	4,515	5,054
[5]	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	2,540	2,554
					54,418
Hawaii (0.5%)
	Georgia GO	5.000%	10/1/29	1,250	1,393
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/27	500	566
[4]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	1.780%	2/24/23	3,550	3,550
[4]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	1.780%	2/24/23	1,835	1,835
	Hawaii GO	5.000%	1/1/24	2,870	3,006
	Hawaii GO	5.000%	4/1/24	13,610	14,362
	Hawaii GO	4.000%	5/1/24	3,985	4,147

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hawaii GO	5.000%	5/1/24	13,040	13,794
	Hawaii GO	5.000%	10/1/24	6,580	7,046
	Hawaii GO, Prere.	5.000%	8/1/23	6,000	6,203
	Hawaii GO, Prere.	5.000%	8/1/23	7,445	7,697
	Hawaii GO, Prere.	5.000%	8/1/23	7,000	7,237
	Hawaii GO, Prere.	5.000%	8/1/23	2,235	2,311
	Hawaii GO, Prere.	5.000%	8/1/23	1,275	1,318
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/27	1,250	1,412
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/28	1,000	1,153
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	5,975	6,140
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,470	8,705
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	9,225	9,480
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,470	8,704
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	6,970	7,163
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	4,170	4,285
[7]	Honolulu HI City & County GO	5.000%	11/1/23	1,625	1,694
[7]	Honolulu HI City & County GO	5.000%	11/1/24	1,875	2,011
	Honolulu HI City & County GO	5.000%	7/1/25	275	301
	Honolulu HI City & County GO	5.000%	9/1/25	1,815	1,992
[7]	Honolulu HI City & County GO	5.000%	11/1/25	1,950	2,149
	Honolulu HI City & County GO	5.000%	3/1/26	500	556
	Honolulu HI City & County GO	5.000%	7/1/26	500	560
[7]	Honolulu HI City & County GO	5.000%	11/1/26	2,450	2,768
	Honolulu HI City & County GO	5.000%	3/1/27	19,210	21,876
	Honolulu HI City & County GO	4.000%	7/1/27	1,350	1,486
	Honolulu HI City & County GO	5.000%	9/1/27	155	179
	Honolulu HI City & County GO	4.000%	7/1/28	1,405	1,558
[7]	Honolulu HI City & County GO	5.000%	11/1/28	3,000	3,511
	Honolulu HI City & County GO	5.000%	3/1/29	10,000	11,758
[7]	Honolulu HI City & County GO	5.000%	11/1/29	2,500	2,969
					176,875
Idaho (0.1%)
	Boise City ID Airport Port, Airport & Marina Revenue	4.000%	9/1/26	250	267
	Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/28	325	374
	Canyon County School District No. 139 Vallivue GO	4.000%	9/15/22	525	527
	Canyon County School District No. 139 Vallivue GO	4.000%	9/15/23	675	694
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/25	650	713
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	2,780	2,812
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	4,420	4,615
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	120	131
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	225	251
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	265	300

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	400	457
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/29	150	163
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/23	1,000	1,018
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/24	1,350	1,411
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/25	4,355	4,651
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/27	900	993
[2]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.960%	8/1/22	5,200	5,200
	Idaho Housing & Finance Assn.	4.000%	1/1/50	1,155	1,194
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/23	2,820	2,912
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/24	2,100	2,229
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/25	1,535	1,670
	Idaho State Building Authority Lease Revenue (Prison Facilities Project)	5.000%	9/1/23	900	933
	Kootenai County School District No. 271 Coeur d'Alene GO	5.000%	9/15/26	3,110	3,483
[3]	University of Idaho College & University Revenue	5.000%	4/1/24	160	169
[3]	University of Idaho College & University Revenue	5.000%	4/1/25	335	362
[3]	University of Idaho College & University Revenue	5.000%	4/1/26	555	613
[3]	University of Idaho College & University Revenue	5.000%	4/1/27	450	508
					38,650
Illinois (6.4%)
	Bolingbrook IL GO, Prere.	0.000%	7/1/23	3,000	1,628
[5]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/24	500	516
[5]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/25	555	584
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/23	200	198
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/24	195	189
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/25	240	226
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/25	665	704
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/26	400	367
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/26	710	763
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/27	380	338
[8]	Chicago Board of Education GO	0.000%	12/1/22	535	531
[9,10]	Chicago Board of Education GO	0.000%	12/1/22	3,855	3,830
	Chicago Board of Education GO	4.000%	12/1/22	1,900	1,909
	Chicago Board of Education GO	5.000%	12/1/22	3,000	3,024
	Chicago Board of Education GO	5.000%	12/1/22	535	539

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Board of Education GO	5.000%	12/1/22	7,000	7,057
	Chicago Board of Education GO	5.000%	12/1/22	2,415	2,434
	Chicago Board of Education GO	5.000%	12/1/22	790	796
	Chicago Board of Education GO	5.000%	12/1/22	500	504
[8]	Chicago Board of Education GO	0.000%	12/1/23	4,500	4,341
	Chicago Board of Education GO	5.000%	12/1/23	2,950	3,026
	Chicago Board of Education GO	5.000%	12/1/23	9,590	9,837
	Chicago Board of Education GO	5.000%	12/1/23	5,065	5,196
	Chicago Board of Education GO	5.000%	12/1/23	1,085	1,113
[11]	Chicago Board of Education GO	5.500%	12/1/23	470	491
[8]	Chicago Board of Education GO	0.000%	12/1/24	1,720	1,611
[8]	Chicago Board of Education GO	0.000%	12/1/24	1,670	1,564
	Chicago Board of Education GO	5.000%	12/1/24	1,000	1,041
	Chicago Board of Education GO	5.000%	12/1/24	3,055	3,179
	Chicago Board of Education GO	5.000%	12/1/24	10,000	10,406
[5]	Chicago Board of Education GO	5.000%	12/1/24	5,800	6,155
	Chicago Board of Education GO	5.000%	12/1/24	9,500	9,886
	Chicago Board of Education GO	5.000%	12/1/24	1,150	1,197
[8]	Chicago Board of Education GO	0.000%	12/1/25	2,875	2,611
[8]	Chicago Board of Education GO	0.000%	12/1/25	3,235	2,938
	Chicago Board of Education GO	0.000%	12/1/25	1,875	1,700
	Chicago Board of Education GO	5.000%	12/1/25	2,885	3,040
[5]	Chicago Board of Education GO	5.000%	12/1/25	4,500	4,856
	Chicago Board of Education GO	5.000%	12/1/25	2,500	2,635
[11]	Chicago Board of Education GO	5.500%	12/1/25	3,420	3,710
	Chicago Board of Education GO	0.000%	12/1/26	16,705	14,643
[8]	Chicago Board of Education GO	0.000%	12/1/26	2,960	2,606
[8,10]	Chicago Board of Education GO	0.000%	12/1/26	95	84
	Chicago Board of Education GO	5.000%	12/1/26	2,945	3,141
	Chicago Board of Education GO	5.000%	12/1/26	2,125	2,267
	Chicago Board of Education GO	5.000%	12/1/26	2,195	2,341
	Chicago Board of Education GO	5.000%	12/1/26	1,450	1,547
	Chicago Board of Education GO	5.500%	12/1/26	1,025	1,120
[11]	Chicago Board of Education GO	5.500%	12/1/26	1,250	1,382
	Chicago Board of Education GO	7.000%	12/1/26	10,000	11,179
	Chicago Board of Education GO	0.000%	12/1/27	500	422
[8]	Chicago Board of Education GO	0.000%	12/1/27	310	263
	Chicago Board of Education GO	4.000%	12/1/27	5,125	5,254
	Chicago Board of Education GO	5.000%	12/1/27	1,635	1,760
[5]	Chicago Board of Education GO	5.000%	12/1/27	2,100	2,327
[8]	Chicago Board of Education GO	0.000%	12/1/28	380	309
[8,10]	Chicago Board of Education GO	0.000%	12/1/28	13,800	11,230
	Chicago Board of Education GO	5.000%	12/1/28	13,620	14,753
	Chicago Board of Education GO	5.000%	12/1/29	1,525	1,659
	Chicago Board of Education GO	5.000%	12/1/30	1,500	1,623
	Chicago Board of Education GO	5.000%	12/1/30	2,950	3,220
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/23	1,710	1,730
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/24	1,450	1,510
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/25	4,320	4,625
	Chicago IL GO	5.000%	1/1/23	250	253
	Chicago IL GO	5.250%	1/1/23	1,025	1,036
[8]	Chicago IL GO	0.000%	1/1/24	1,000	961
	Chicago IL GO	5.000%	1/1/24	7,935	8,185
	Chicago IL GO	5.000%	1/1/24	500	516
	Chicago IL GO	5.000%	1/1/24	800	825

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL GO	5.000%	1/1/25	12,420	13,037
	Chicago IL GO	5.000%	1/1/25	3,100	3,254
	Chicago IL GO	0.000%	1/1/26	300	267
[8]	Chicago IL GO	0.000%	1/1/26	235	211
	Chicago IL GO	5.000%	1/1/26	330	346
	Chicago IL GO	5.000%	1/1/26	3,460	3,687
	Chicago IL GO	5.000%	1/1/26	10,920	11,634
	Chicago IL GO	5.000%	1/1/26	2,750	2,881
	Chicago IL GO	0.000%	1/1/27	1,000	855
	Chicago IL GO	5.000%	1/1/27	7,850	8,457
[8]	Chicago IL GO	0.000%	1/1/28	100	83
	Chicago IL GO	5.000%	1/1/28	2,250	2,443
	Chicago IL GO	5.000%	1/1/30	1,400	1,521
	Chicago IL GO, ETM	5.000%	1/1/23	5,640	5,718
	Chicago IL GO, ETM	5.000%	1/1/23	12,860	13,039
	Chicago IL GO, ETM	5.000%	1/1/23	770	781
[1,2]	Chicago IL Park District GO TOB VRDO	1.410%	8/4/22	6,000	6,000
[1,2]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	1.430%	8/4/22	40,920	40,920
[1,2]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	1.470%	8/4/22	4,000	4,000
[1,2]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	1.470%	8/4/22	4,630	4,630
[1,2]	Chicago IL Transit Authority Sales Tax Revenue TOB VRDO	1.430%	8/4/22	2,000	2,000
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	2,350	2,379
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	1,310	1,326
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	2,300	2,328
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/24	1,850	1,923
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/24	1,125	1,169
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/24	2,700	2,806
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	1,090	1,135
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	4,870	5,174
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	1,000	1,062
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	3,550	3,772
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	1,270	1,321
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	1,020	1,107
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	2,500	2,765
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	300	311
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/30	2,250	2,254
[8]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/30	475	528
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/31	3,555	3,894
	Chicago IL Waterworks Water Revenue	5.000%	11/1/22	695	700

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL Waterworks Water Revenue	5.000%	11/1/22	1,540	1,551
	Chicago IL Waterworks Water Revenue	5.000%	11/1/22	500	504
	Chicago IL Waterworks Water Revenue	5.000%	11/1/23	2,900	3,001
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	1,725	1,826
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	3,100	3,282
	Chicago IL Waterworks Water Revenue	5.000%	11/1/25	2,050	2,201
	Chicago IL Waterworks Water Revenue	5.000%	11/1/25	12,505	13,428
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	1,015	1,022
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	2,315	2,543
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	14,865	16,327
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	5,000	5,488
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	750	755
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	1,000	1,096
	Chicago IL Waterworks Water Revenue	4.000%	11/1/37	20,000	20,033
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/23	2,525	2,613
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/25	1,160	1,221
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/26	845	889
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/30	120	125
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	500	507
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	905	916
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	8,000	8,328
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,065	1,105
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,020	2,042
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	1,025	1,040
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	7,000	7,099
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	1,100	1,116
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	1,195	1,212
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	1,160	1,176
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	1,930	1,957
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	2,270	2,302
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	2,540	2,656
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	1,470	1,537
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	2,650	2,688
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	4,660	4,873
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	1,755	1,835
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	2,385	2,494
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	750	806

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	1,850	1,877
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	830	892
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	215	231
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,110	1,186
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,160	1,270
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	345	378
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	690	700
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,950	1,977
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	110	120
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	135	148
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	670	749
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/27	170	192
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,250	1,333
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	355	379
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	125	136
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	5,590	5,671
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	165	179
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	100	106
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/26	1,250	1,368
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/28	2,720	3,097
	Chicago Park District GO	4.000%	1/1/23	1,315	1,326
	Chicago Park District GO	4.000%	1/1/23	280	282
	Chicago Park District GO	5.000%	1/1/23	400	405
	Chicago Park District GO	5.000%	1/1/23	1,265	1,281
	Chicago Park District GO	4.000%	1/1/24	670	688
	Chicago Park District GO	5.000%	1/1/24	550	572
	Chicago Park District GO	5.000%	11/15/24	680	720
	Chicago Park District GO	4.000%	1/1/25	390	405
	Chicago Park District GO	4.000%	1/1/25	2,320	2,407
	Chicago Park District GO	5.000%	1/1/25	625	664
	Chicago Park District GO	5.000%	1/1/25	315	326
	Chicago Park District GO	5.000%	1/1/25	300	311
[3]	Chicago Park District GO	5.000%	1/1/25	200	212
	Chicago Park District GO	5.000%	11/15/25	1,430	1,545
	Chicago Park District GO	5.000%	1/1/26	1,000	1,083
[3]	Chicago Park District GO	5.000%	1/1/26	550	596
	Chicago Park District GO	5.000%	1/1/26	180	186
	Chicago Park District GO	5.000%	11/15/26	1,500	1,651
	Chicago Park District GO	5.000%	1/1/27	925	998
[3]	Chicago Park District GO	5.000%	1/1/27	650	717

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Chicago Park District GO	5.000%	1/1/28	1,000	1,120
	Chicago Park District GO	5.000%	1/1/29	620	640
[1,2]	Chicago Park District GO	1.430%	1/1/44	500	500
	Chicago Park District GO, ETM	5.000%	1/1/23	500	507
	Chicago Park District GO, Prere.	5.000%	1/1/24	730	764
	Chicago Park District GO, Prere.	5.000%	1/1/24	355	372
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/23	9,205	9,445
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/23	5,000	5,130
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/24	5,065	5,341
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/24	1,250	1,318
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	2,625	2,834
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	4,415	4,767
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	1,625	1,755
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	3,850	4,247
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	2,500	2,758
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/27	7,495	8,357
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/27	2,750	3,066
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	4,250	4,777
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	4,750	5,339
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/29	4,125	4,687
[1,2]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue TOB VRDO	1.430%	8/4/22	6,000	6,000
[1,2]	Chicago Transit Authority Sales Tax Revenue TOB VRDO	1.380%	8/4/22	16,395	16,395
	Cook County Community Consolidated School District No. 62 Des Plaines GO	5.000%	12/1/23	3,810	3,968
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/22	1,005	1,013
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/23	1,625	1,673
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/24	1,690	1,772
	Cook County IL GO	4.000%	11/15/22	3,600	3,626
	Cook County IL GO	5.000%	11/15/22	280	283
	Cook County IL GO	5.000%	11/15/22	4,780	4,828
	Cook County IL GO	4.000%	11/15/23	2,500	2,574
	Cook County IL GO	5.000%	11/15/23	1,350	1,407
	Cook County IL GO	4.000%	11/15/24	4,200	4,381
	Cook County IL GO	5.000%	11/15/24	1,475	1,573
	Cook County IL GO	4.000%	11/15/25	2,590	2,745
	Cook County IL GO	5.000%	11/15/25	1,195	1,305
	Cook County IL GO	4.000%	11/15/26	4,945	5,302
[5]	Cook County IL GO	5.000%	11/15/26	3,710	4,148
	Cook County IL GO	5.000%	11/15/26	3,900	4,352
	Cook County IL GO	4.000%	11/15/27	2,925	3,171
	Cook County IL GO	5.000%	11/15/27	1,205	1,334

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cook County IL GO	5.000%	11/15/27	2,000	2,266
	Cook County IL GO	4.000%	11/15/28	1,755	1,915
	Cook County IL GO	5.000%	11/15/28	4,545	5,197
	Cook County IL GO	5.000%	11/15/28	2,705	2,979
	Cook County IL GO	5.000%	11/15/30	2,200	2,407
[1,2]	Cook County IL Sales Tax Revenue TOB VRDO	1.460%	8/4/22	7,685	7,685
[1,2]	Cook County IL Sales Tax Revenue VRDO	1.430%	11/15/25	3,335	3,335
	Cook County School District No. 105 GO	5.000%	1/15/27	1,065	1,194
	Cook County School District No. 122 Ridgeland GO	2.000%	12/1/22	245	245
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/26	2,300	2,382
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/27	2,370	2,468
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/28	1,735	1,802
	Cook County School District No. 151 South Holland GO	4.000%	4/1/25	675	708
[5]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/22	250	253
[5]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/23	250	261
[5]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/24	250	268
[5]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/25	250	275
[5]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/26	500	563
[5]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/27	1,000	1,149
[5]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/28	1,250	1,455
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	4.000%	12/15/29	4,000	4,372
	DeWitt Ford & Livingston Etc Counties Community College Dist No. 540 Heartland GO	4.000%	12/1/22	2,680	2,701
	DuPage & Cook Counties Community Consolidated School District No. 181 Hinsdale GO	4.000%	1/15/28	485	517
	DuPage & Cook Counties Community Unit School District No. 205 Elmhurst GO	4.000%	1/1/27	1,300	1,404
	DuPage & Cook Counties Community Unit School District No. 205 Elmhurst GO	4.000%	1/1/28	600	654
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/27	3,530	3,979
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/28	3,795	4,360
	Elk Grove Village IL GO	3.000%	1/1/23	500	503
	Elk Grove Village IL GO	3.000%	1/1/24	550	558
	Elk Grove Village IL GO	3.000%	1/1/25	560	573
	Illinois Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.450%	3/3/26	2,000	2,003
	Illinois Educational Facilities Authority Revenue CP	1.200%	9/1/22	9,900	9,897
	Illinois Finance Authority College & University Revenue	5.000%	9/1/23	400	411
	Illinois Finance Authority College & University Revenue	5.000%	9/1/23	1,175	1,214
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	1,725	1,793

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Finance Authority College & University Revenue	4.000%	2/15/24	1,675	1,676
Illinois Finance Authority College & University Revenue	5.000%	9/1/24	1,235	1,303
Illinois Finance Authority College & University Revenue	5.000%	10/1/24	250	265
Illinois Finance Authority College & University Revenue	5.000%	2/15/25	875	893
Illinois Finance Authority College & University Revenue	5.000%	9/1/25	760	802
Illinois Finance Authority College & University Revenue	5.000%	9/1/25	1,295	1,391
Illinois Finance Authority College & University Revenue	5.000%	10/1/25	100	109
Illinois Finance Authority College & University Revenue	5.000%	10/1/25	275	287
Illinois Finance Authority College & University Revenue	5.000%	10/1/25	6,500	7,142
Illinois Finance Authority College & University Revenue	5.000%	9/1/26	300	320
Illinois Finance Authority College & University Revenue	5.000%	9/1/26	680	743
Illinois Finance Authority College & University Revenue	5.000%	10/1/26	225	251
Illinois Finance Authority College & University Revenue	5.000%	9/1/27	500	539
Illinois Finance Authority College & University Revenue	5.000%	10/1/27	315	333
Illinois Finance Authority College & University Revenue	5.000%	10/1/28	550	582
Illinois Finance Authority College & University Revenue	5.000%	10/1/28	3,000	3,494
Illinois Finance Authority College & University Revenue VRDO	1.400%	8/3/22	36,930	36,930
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	1,000	1,000
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,000	1,001
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,250	1,252
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	700	701
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	375	375
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	1,585	1,599
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	1,000	1,009
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	5,380	5,435
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	500	507
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	5,000	5,090
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	1,000	1,019
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	1,400	1,422
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	600	614

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	1,000	1,031
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	1,100	1,136
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	750	776
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	517
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	125	129
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,500	2,597
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	640	669
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	985	1,033
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	2,410	2,520
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	800	841
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,650	1,734
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,395	1,480
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	3,220	3,416
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,655	1,760
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	500	532
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,500	2,694
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	595	635
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	3,350	3,607
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	7,570	8,125
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	4,500	4,901
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	750	817
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	125	134
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,000	1,063
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,730	1,876
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	2,400	2,640
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,000	1,066
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	4,315	4,721
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,205	2,465
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,785	1,988
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	250	274

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,074
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,250	1,345
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,020	1,124
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,000	3,392
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	580	640
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	500	545
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,310	2,622
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	950	1,048
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,540	1,554
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,505	1,651
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/32	1,200	1,202
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/15/22	23,180	23,460
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	1,540	1,614
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	2,985	3,256
[4]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	1.630%	2/24/23	5,705	5,705
[4]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	2.030%	5/1/26	1,125	1,086
[1,2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.370%	11/15/45	2,285	2,285
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/22	1,000	1,001
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/23	1,500	1,551
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere	5.000%	6/1/27	655	672
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/22	1,000	1,007
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	2,500	2,708
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	3,150	3,433
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	1,100	1,199
	Illinois Finance Authority Lease Revenue	4.000%	12/15/22	1,000	1,010
	Illinois Finance Authority Lease Revenue	5.000%	12/15/23	900	941
	Illinois Finance Authority Lease Revenue	5.000%	12/15/24	720	774
	Illinois Finance Authority Lease Revenue	5.000%	12/15/25	1,000	1,104
	Illinois Finance Authority Lease Revenue	5.000%	1/1/31	1,125	1,228
[4]	Illinois Finance Authority Recreational Revenue PUT, 1M USD LIBOR + 0.500%	2.796%	9/1/25	9,695	9,640
	Illinois GO	5.000%	8/1/22	8,420	8,420
	Illinois GO	5.000%	10/1/22	4,250	4,273
	Illinois GO	5.000%	10/1/22	21,180	21,295
	Illinois GO	5.000%	11/1/22	8,200	8,266

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.000%	11/1/22	35,240	35,525
	Illinois GO	5.000%	12/1/22	1,000	1,011
	Illinois GO	5.000%	12/1/22	19,500	19,709
	Illinois GO	5.000%	1/1/23	19,200	19,454
	Illinois GO	4.000%	2/1/23	1,700	1,718
	Illinois GO	5.000%	2/1/23	7,000	7,111
	Illinois GO	4.000%	3/1/23	5,610	5,680
	Illinois GO	5.000%	3/1/23	2,125	2,164
	Illinois GO	5.000%	3/1/23	1,165	1,187
	Illinois GO	5.000%	3/1/23	1,000	1,018
	Illinois GO	5.000%	4/1/23	225	230
	Illinois GO	5.250%	5/1/23	1,500	1,538
	Illinois GO	5.000%	8/1/23	490	505
	Illinois GO	5.000%	10/1/23	10,000	10,349
	Illinois GO	5.000%	10/1/23	5,000	5,174
	Illinois GO	5.000%	11/1/23	35,370	36,681
	Illinois GO	5.000%	11/1/23	1,990	2,064
	Illinois GO	5.000%	12/1/23	20,000	20,785
	Illinois GO	5.000%	2/1/24	780	814
	Illinois GO	5.000%	2/1/24	780	814
	Illinois GO	4.000%	3/1/24	2,185	2,251
	Illinois GO	5.000%	3/1/24	2,500	2,614
	Illinois GO	5.000%	3/1/24	4,265	4,459
	Illinois GO	5.000%	4/1/24	315	330
	Illinois GO	4.000%	5/1/24	225	232
	Illinois GO	5.000%	5/1/24	375	393
	Illinois GO	5.500%	5/1/24	375	397
	Illinois GO	5.000%	6/1/24	2,500	2,627
	Illinois GO	5.000%	8/1/24	6,870	6,870
	Illinois GO	5.000%	10/1/24	765	809
	Illinois GO	5.000%	10/1/24	5,000	5,290
	Illinois GO	5.000%	11/1/24	27,075	28,687
	Illinois GO	5.000%	2/1/25	3,545	3,772
	Illinois GO	5.000%	2/1/25	550	573
	Illinois GO	5.000%	3/1/25	2,750	2,931
	Illinois GO	5.000%	3/1/25	10,000	10,657
	Illinois GO	5.000%	4/1/25	4,170	4,345
	Illinois GO	5.000%	5/1/25	280	293
	Illinois GO	5.000%	5/1/25	2,500	2,671
	Illinois GO	5.500%	5/1/25	3,000	3,245
	Illinois GO	6.000%	5/1/25	150	164
	Illinois GO	5.000%	8/1/25	3,295	3,295
	Illinois GO	5.000%	9/1/25	3,405	3,658
	Illinois GO	5.000%	11/1/25	28,750	30,971
	Illinois GO	5.000%	1/1/26	3,580	3,866
	Illinois GO	5.000%	2/1/26	3,125	3,243
	Illinois GO	5.000%	2/1/26	3,000	3,244
	Illinois GO	5.000%	3/1/26	2,750	2,978
	Illinois GO	5.000%	3/1/26	10,000	10,828
[5]	Illinois GO	5.000%	4/1/26	1,500	1,529
	Illinois GO	5.000%	5/1/26	6,550	6,826
	Illinois GO	5.500%	5/1/26	8,675	9,568
	Illinois GO	5.500%	7/1/26	750	774
	Illinois GO	5.000%	11/1/26	27,415	29,917
	Illinois GO	5.000%	11/1/26	2,750	3,001
	Illinois GO	5.000%	1/1/27	1,750	1,880
	Illinois GO	5.000%	3/1/27	6,825	7,476
	Illinois GO	5.000%	3/1/27	7,935	8,692

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.000%	4/1/27	2,585	2,681
[5]	Illinois GO	5.000%	4/1/27	1,000	1,018
	Illinois GO	5.000%	5/1/27	4,080	4,239
	Illinois GO	5.000%	6/1/27	1,100	1,189
	Illinois GO	5.000%	11/1/27	8,460	9,320
	Illinois GO	5.000%	1/1/28	590	631
	Illinois GO	5.000%	2/1/28	1,075	1,169
	Illinois GO	4.000%	3/1/28	3,000	3,157
	Illinois GO	4.125%	3/1/28	325	325
	Illinois GO	5.000%	5/1/28	550	570
	Illinois GO	5.000%	11/1/28	13,770	15,067
	Illinois GO	4.000%	1/1/29	215	215
	Illinois GO	5.250%	2/1/29	350	362
	Illinois GO	5.000%	4/1/29	530	548
	Illinois GO	5.000%	10/1/29	1,280	1,427
	Illinois GO	4.000%	1/1/30	400	400
	Illinois GO	5.000%	3/1/30	2,000	2,233
	Illinois GO	5.000%	12/1/28	3,600	3,990
[1,2]	Illinois GO TOB VRDO	1.380%	8/5/22	2,025	2,025
	Illinois Health Facilities Authority Health, Hospital, Nursing Home Revenue	1.375%	11/15/22	535	535
	Illinois Housing Development Authority	3.000%	4/1/51	13,580	13,553
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	1.800%	2/1/23	740	740
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.000%	2/1/24	865	864
[12]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	0.800%	7/1/26	605	574
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	10/1/48	7,550	7,728
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	4/1/52	25,240	25,641
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.500%	10/1/52	19,965	21,166
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/23	3,575	3,631
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/25	11,110	11,947
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/26	15,370	16,655
	Illinois Sales Tax Revenue	4.000%	6/15/23	100	102
	Illinois Sales Tax Revenue	5.000%	6/15/23	9,805	10,037
	Illinois Sales Tax Revenue	5.000%	6/15/23	1,165	1,193
	Illinois Sales Tax Revenue	5.000%	6/15/23	510	522
[8]	Illinois Sales Tax Revenue	6.000%	6/15/23	1,870	1,930
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,340	1,370
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,850	1,937
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,880	1,968
[3]	Illinois Sales Tax Revenue	5.000%	6/15/24	4,600	4,848
	Illinois Sales Tax Revenue	5.000%	6/15/24	5,000	5,235
[8]	Illinois Sales Tax Revenue	6.000%	6/15/24	205	218
	Illinois Sales Tax Revenue	5.000%	6/15/25	4,925	5,033
	Illinois Sales Tax Revenue	5.000%	6/15/25	8,825	9,427
	Illinois Sales Tax Revenue	5.000%	6/15/25	5,000	5,341
[3]	Illinois Sales Tax Revenue	5.000%	6/15/25	9,370	9,613
	Illinois Sales Tax Revenue	5.000%	6/15/25	1,150	1,228
[8]	Illinois Sales Tax Revenue	6.000%	6/15/25	375	411
	Illinois Sales Tax Revenue	5.000%	6/15/26	4,775	4,878
	Illinois Sales Tax Revenue	5.000%	6/15/26	1,250	1,350

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Illinois Sales Tax Revenue	6.000%	6/15/26	125	140
	Illinois Sales Tax Revenue	4.000%	6/15/27	1,065	1,109
[8]	Illinois Sales Tax Revenue	6.000%	6/15/27	3,040	3,466
	Illinois Sales Tax Revenue	4.000%	6/15/28	7,355	7,616
	Illinois Sales Tax Revenue	4.000%	6/15/29	4,390	4,529
[1,2]	Illinois Sales Tax Revenue TOB VRDO	1.370%	8/4/22	3,525	3,525
	Illinois Sales Tax Sales Tax Revenue	3.000%	6/15/34	300	282
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	2,000	2,078
[3]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	2,000	2,251
[3]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/29	3,000	3,416
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	1,500	1,585
[3]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	1,500	1,714
[5]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/27	3,990	4,207
[11]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/23	8,945	8,756
[11]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/24	13,510	12,853
[11]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/25	2,155	1,987
[11]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/26	3,625	3,235
[1,2]	Illinois State Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.360%	8/4/22	7,300	7,300
[1,2]	Illinois State Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.390%	8/4/22	1,135	1,136
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/22	8,905	9,010
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/23	3,755	3,810
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/24	2,000	2,095
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	9,510	10,225
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	6,100	6,563
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	14,930	16,451
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	17,170	18,944
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	1,150	1,267
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	20,635	23,285
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	190	198
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	110	120
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	585	669
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	1,500	1,716
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	520	526
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/31	205	215

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/32	5,925	6,412
[5]	Illinois State University College & University Revenue	5.000%	4/1/28	750	854
[5]	Illinois State University College & University Revenue	5.000%	4/1/28	785	894
[1,2]	Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	1.390%	8/4/22	17,200	17,200
	Kane & DeKalb Counties Community Unit School District No. 301 Burlington GO	0.000%	12/1/25	1,000	923
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/24	275	289
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/25	1,210	1,291
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/26	960	1,040
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/27	775	848
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/28	590	650
[5]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/22	120	121
[5]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/22	220	222
[5]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	140	145
[5]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	235	244
[5]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/24	240	257
[5]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/25	170	186
[5]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/25	350	384
[5]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/26	220	247
[5]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/26	410	460
[5]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/27	215	235
[5]	Kendall County Forest Preserve District GO	5.000%	1/1/24	1,425	1,487
	Kendall Kane & Will Counties Community Unit School District No. 308	5.000%	2/1/33	1,500	1,616
	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	10/1/22	1,375	1,383
	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	10/1/23	550	570
[5]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/25	2,500	2,691
[5]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/26	3,605	3,973
[5]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/27	2,000	2,244
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/27	1,500	1,683
[5]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/29	1,500	1,735

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lake Cook Kane & McHenry Counties Community Unit School District 220 Barrington GO	5.000%	12/1/29	3,300	3,935
	Lake County Forest Preserve District GO	5.000%	12/15/27	4,015	4,631
	Maine Township High School District No. 207 GO	4.000%	12/1/24	4,295	4,497
	McLean & Woodford Counties Community Unit School District No. 5 Normal GO	4.000%	12/1/23	2,000	2,053
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	175	169
	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/24	1,250	1,250
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	6,825	6,399
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	570	534
	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/25	1,750	1,746
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/25	1,000	1,059
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/26	11,500	10,107
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/26	1,575	1,689
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	60	52
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/28	1,350	1,119
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/28	1,155	1,244
[5,10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	2,000	2,225
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	1,505	1,675
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	2,000	1,556
[1,2,3]	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue TOB VRDO	1.450%	8/4/22	3,400	3,400
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (McCormick Place Project)	5.000%	12/15/22	1,210	1,222
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	1,875	2,116
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	550	632
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	675	776
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/28	500	582
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/28	370	431
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	2,425	2,861
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	1,410	1,663
[5]	Mundelein IL GO	4.000%	12/15/23	500	514
[5]	Mundelein IL GO	4.000%	12/15/25	500	533
[5]	Mundelein IL GO	4.000%	12/15/26	500	541
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/22	4,500	4,549

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/23	4,320	4,501
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/24	1,540	1,650
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/26	105	118
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/28	170	191
[3]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/23	170	174
[3]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/25	500	535
[3]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/26	1,450	1,580
[3]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/27	2,200	2,437
[3]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/27	325	363
[3]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/28	325	367
[3]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/29	325	371
[3]	Peoria IL GO	4.000%	1/1/23	500	504
[3]	Peoria IL GO	4.000%	1/1/24	500	514
[3]	Peoria IL GO	4.000%	1/1/25	750	787
[3]	Peoria IL GO	4.000%	1/1/26	250	266
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	15,520	15,921
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	21,555	22,679
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/25	40,320	43,419
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	4,220	4,637
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	600	658
	Regional Transportation Authority Sales Tax Revenue	5.000%	7/1/28	730	824
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/29	2,935	3,411
[1,2]	Regional Transportation Authority Sales Tax Revenue TOB VRDO	1.360%	8/4/22	11,550	11,550
[1,2]	Regional Transportation Authority Sales Tax Revenue TOB VRDO	1.360%	8/4/22	9,000	9,000
	Romeoville IL College & University Revenue	5.000%	10/1/26	105	111
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/23	1,155	1,188
	Romeoville IL GO	5.000%	12/30/25	3,315	3,658
[1,2]	Sales Tax Securitization Corp Revenue Bond	1.430%	1/1/48	1,480	1,480
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/25	4,730	5,036
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/26	2,900	3,159
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/27	15,290	16,892
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/28	8,000	8,963
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/29	10,000	11,315
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	1,750	1,867

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/26	7,855	8,555
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/27	7,500	8,315
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	2,000	2,250
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	1,000	1,138
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	520	599
[1,2]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	1.470%	8/4/22	7,200	7,200
[5]	Sangamon County School District No. 186 Springfield GO	4.000%	6/1/23	1,000	1,019
[5]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/28	1,615	1,758
[5]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/29	2,065	2,259
[3]	Southern Illinois University College & University Revenue	5.000%	4/1/23	500	510
[3]	Southern Illinois University College & University Revenue	4.000%	4/1/24	1,250	1,285
[3]	Southern Illinois University College & University Revenue	5.000%	4/1/24	275	287
[3]	Southern Illinois University College & University Revenue	5.000%	4/1/25	200	213
[3]	Southern Illinois University College & University Revenue	5.000%	4/1/26	175	190
[3]	Southern Illinois University College & University Revenue	5.000%	4/1/27	210	232
[3]	Southern Illinois University College & University Revenue	4.000%	4/1/28	750	798
[3]	Southern Illinois University College & University Revenue	5.000%	4/1/28	275	307
[3]	Southern Illinois University College & University Revenue	4.000%	4/1/29	400	425
[3]	Southern Illinois University College & University Revenue	5.000%	4/1/29	365	409
[3]	Southern Illinois University College & University Revenue	5.000%	4/1/30	425	478
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,965	2,096
	Southwestern Illinois Development Authority Lease Revenue	4.000%	4/15/23	250	254
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/24	225	237
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/25	275	297
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/26	630	696
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/27	730	823
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/23	5,425	5,527
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/24	4,905	5,138
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/25	10,370	11,166
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/26	5,425	5,839
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/27	1,070	1,145
	St Clair County Community Unit School District No. 19 Mascoutah GO	5.000%	2/1/29	700	733
	University of Illinois College & University Revenue	5.000%	4/1/24	600	613

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Illinois College & University Revenue	5.000%	4/1/26	1,000	1,018
	University of Illinois College & University Revenue	5.000%	4/1/27	2,665	2,912
	University of Illinois College & University Revenue	5.000%	4/1/27	250	254
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/23	900	919
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/24	945	993
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/25	995	1,069
[3]	Western Illinois University College & University Revenue	4.000%	4/1/23	500	507
[3]	Western Illinois University College & University Revenue	4.000%	4/1/25	750	786
	Wheeling IL GO	4.000%	12/1/22	1,245	1,255
	Wheeling IL GO	4.000%	12/1/23	750	773
	Wheeling IL GO	4.000%	12/1/24	820	859
	Wheeling IL GO	4.000%	12/1/26	1,995	2,160
	Wheeling IL GO	4.000%	12/1/27	760	831
[5]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/24	2,820	2,730
[5]	Will County Community High School District No. 210 Lincoln-Way GO, ETM	0.000%	1/1/24	12,375	12,058
[3]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/23	450	456
[3]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/24	195	204
[3]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/25	410	440
[3]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/26	275	303
	Will County IL GO	4.000%	11/15/25	330	350
	Will County IL GO	5.000%	11/15/26	450	508
	Will County IL GO	5.000%	11/15/27	1,045	1,206
	Will County IL GO	5.000%	11/15/28	1,000	1,171
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/23	1,450	1,435
[3,7]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/27	1,245	1,361
[3,7]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/28	3,910	4,332
[3,7]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/29	4,175	4,668
[3,7]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/30	8,730	9,856
					2,203,605
Indiana (1.3%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/23	275	284
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	250	265
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	400	435
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,010	1,125
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	550	612

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	550	626
Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	350	404
Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	325	381
Ball State University College & University Revenue	5.000%	7/1/23	450	464
Ball State University College & University Revenue	5.000%	7/1/23	660	680
Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	200	212
Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	350	376
Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	350	381
Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	350	385
Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	1,660	1,739
Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	1,740	1,875
Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	1,785	1,949
Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	1,915	2,168
Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,970	2,254
Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	1,860	1,978
Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	1,900	2,033
Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	1,935	2,081
Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	1,975	2,134
Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/28	1,715	1,856
Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/28	2,055	2,225
Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/29	2,095	2,270
Columbus Multi-High School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	1,270	1,345
Columbus Multi-High School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	100	115
Crown Point Multi School Building Corp. Lease Abatement Revenue	5.000%	7/15/29	5,355	6,254
Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/23	280	289
Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	495	519
Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	545	614
Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	560	637
Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	860	986
Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/29	1,800	2,093

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	3,760	4,434
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	850	903
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	485	522
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	485	528
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	475	524
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	545	608
[3]	Evansville Redevelopment Authority Lease (Abatement) Revenue (Arena Project)	5.000%	2/1/23	3,535	3,593
[3]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/23	270	273
[3]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/24	415	428
[3]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/25	275	289
[3]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/26	200	213
[3]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/27	225	243
[3]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/28	275	300
[3]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/29	275	301
[3]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	6/15/26	745	801
[3]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	12/15/26	760	823
[3]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	6/15/27	775	843
[3]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	12/15/27	790	865
[3]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	6/15/28	805	879
[3]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	12/15/28	410	449
	Franklin IN Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	950	975
	Franklin IN Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,340	1,464
	Greencastle Community School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	1,540	1,689
	Griffith Public School Improvement Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	2,105	2,264
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/23	1,655	1,707
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	1,250	1,307
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	1,500	1,588
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	1,055	1,132
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	2,355	2,526
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	2,030	2,204
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	2,080	2,285

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	2,130	2,367
Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/24	110	105
Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/25	100	95
Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/25	450	420
Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/26	370	341
Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/26	370	336
Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/27	320	287
Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/27	320	282
Indiana Finance Authority College & University Revenue (Butler University Project)	3.000%	2/1/23	225	226
Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/24	200	206
Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/24	365	382
Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/25	275	286
Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/26	540	568
Indiana Finance Authority Electric Power & Light Revenue	4.250%	11/1/30	5,225	5,364
Indiana Finance Authority Electric Power & Light Revenue PUT	0.750%	4/1/26	5,900	5,180
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	250	251
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,550	1,563
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,055	1,064
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	2,250	2,276
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	7,050	7,132
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	565	576
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	320	326
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	700	726
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	2,020	2,103
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,135	1,181
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,275	1,326
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	3,750	3,915
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	5,250	5,481

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	360	375
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,015	1,071
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	3,275	3,502
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,905	2,037
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,145	1,225
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	3,645	3,907
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	380	404
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,205	1,306
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	6,240	6,846
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	5,315	5,831
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,550	1,700
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	395	428
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	830	909
Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	7/1/25	7,250	7,266
Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	0.700%	1/1/26	7,500	7,165
Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.100%	11/1/26	2,700	2,674
Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/24	1,175	1,231
Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/27	1,870	2,114
Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/28	2,375	2,733
Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/29	7,500	8,747
Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/30	7,065	8,343
Indiana Finance Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	1.750%	9/1/22	3,500	3,500
Indiana Finance Authority Sewer Revenue	5.000%	10/1/22	1,000	1,006
Indiana Finance Authority Sewer Revenue	5.000%	10/1/22	1,555	1,564
Indiana Finance Authority Sewer Revenue	5.000%	10/1/23	750	777
Indiana Finance Authority Sewer Revenue	5.000%	10/1/24	500	535
Indiana Finance Authority Sewer Revenue	5.000%	10/1/24	1,250	1,337
Indiana Finance Authority Sewer Revenue	5.000%	10/1/25	750	823
Indiana Finance Authority Sewer Revenue	5.000%	10/1/26	5,390	6,068
Indiana Finance Authority Sewer Revenue	5.000%	10/1/26	1,750	1,965
Indiana Finance Authority Sewer Revenue	5.000%	10/1/26	1,500	1,689
Indiana Finance Authority Sewer Revenue	5.000%	10/1/27	1,500	1,727
Indiana Finance Authority Sewer Revenue	5.000%	10/1/28	3,510	4,103
Indiana Finance Authority Sewer Revenue	5.000%	10/1/28	865	1,011
Indiana Finance Authority Sewer Revenue	5.000%	10/1/29	1,200	1,421
Indiana Finance Authority Water Revenue	5.000%	2/1/23	10,245	10,435
Indiana Finance Authority Water Revenue	5.000%	2/1/27	2,000	2,272
Indiana Finance Authority Water Revenue	5.000%	2/1/28	1,000	1,159

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	1,985	1,993
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	1,845	1,893
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	850	889
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	800	838
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	1,050	1,117
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	1,100	1,172
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	235	254
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	525	568
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.250%	7/1/49	2,310	2,327
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/50	5,990	5,981
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/26	1,125	1,243
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/27	500	564
[8]	Indiana Transportation Finance Authority Highway Revenue	5.500%	12/1/22	16,640	16,866
	Indianapolis Board of School Commissioners GO	5.000%	7/15/23	250	258
	Indianapolis Board of School Commissioners GO	5.000%	1/15/24	500	524
	Indianapolis Board of School Commissioners GO	5.000%	7/15/24	310	330
	Indianapolis Board of School Commissioners GO	5.000%	1/15/25	500	539
	Indianapolis Board of School Commissioners GO	5.000%	7/15/25	500	545
	Indianapolis Board of School Commissioners GO	5.000%	1/15/26	665	734
	Indianapolis Board of School Commissioners GO	5.000%	7/15/26	665	742
	Indianapolis Board of School Commissioners GO	5.000%	1/15/27	500	563
	Indianapolis Board of School Commissioners GO	5.000%	7/15/27	425	483
	Indianapolis Department of Public Utilities Gas Utility Natural Gas Revenue	5.000%	8/15/24	3,480	3,710
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/23	1,000	1,028
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/24	500	524
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/24	1,125	1,186
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/25	625	655
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/25	1,875	2,019
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/26	875	917
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/26	1,800	1,981

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/27	1,750	1,833
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/27	11,400	12,788
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/28	1,875	1,964
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/28	6,745	7,668
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/29	7,855	9,040
[8]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Waterworks Project)	5.250%	1/1/24	9,000	9,433
[8]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Waterworks Project)	5.250%	1/1/25	12,215	13,172
[1,2,5]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue TOB VRDO	1.430%	8/4/22	10,550	10,550
	Indianapolis Local Public Improvement Bond Bank Tax Allocation Revenue	5.000%	2/1/27	1,375	1,554
	Indianapolis Local Public Improvement Bond Bank Tax Allocation Revenue	5.000%	2/1/28	2,285	2,628
	Indianapolis Local Public Improvement Bond Bank Tax Allocation Revenue	5.000%	2/1/29	1,500	1,743
	Indianapolis Local Public Improvement Bond Bank Tax Allocation Revenue	5.000%	2/1/30	2,000	2,342
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	3,040	3,193
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	6,190	6,548
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	5,660	6,029
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	6,765	7,259
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	550	570
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	415	433
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	805	866
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	315	343
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	360	397
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	235	262
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	300	337
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	335	380
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	300	343
[3]	Mishawaka IN Waterworks Water Revenue	3.000%	1/1/25	490	501
[3]	Mishawaka IN Waterworks Water Revenue	4.000%	1/1/26	1,020	1,094
[3]	Mishawaka IN Waterworks Water Revenue	4.000%	7/1/26	1,015	1,097
[3]	Mishawaka IN Waterworks Water Revenue	4.000%	1/1/28	1,100	1,210
[3]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/23	225	229
[3]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/23	825	853

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/24	845	886
[3]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/25	890	962
[3]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/26	600	664
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	385	398
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	390	407
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	325	342
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	510	541
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	655	700
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	645	694
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	930	1,014
	Portage Redevelopment Authority	4.000%	8/1/30	1,385	1,416
	Purdue University College & University Revenue	5.000%	7/1/25	655	715
	Purdue University College & University Revenue	5.000%	7/1/26	500	560
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	850	861
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/24	985	1,007
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/25	350	361
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/26	300	311
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	350	379
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	350	381
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/28	375	410
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/28	300	328
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/29	300	329
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/29	300	331
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/30	400	442
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	400	443
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/23	380	384
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	215	220
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	305	315
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	300	312
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	275	288
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	550	581

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	420	447
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	1,065	1,142
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	1,510	1,627
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	675	732
Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/23	540	546
Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	440	449
Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	565	582
Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	525	545
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	1,175	1,258
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	800	866
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	1,230	1,345
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	635	702
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	1,295	1,444
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,325	1,490
Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	1/15/23	3,450	3,489
Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	7/15/23	3,135	3,207
Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	1/15/24	2,910	3,006
Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	7/15/24	2,330	2,423
Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	1/15/25	4,095	4,291
				442,250
Iowa (0.1%)
Ankeny IA GO	5.000%	6/1/28	2,930	3,419
Des Moines IA GO	5.000%	6/1/24	6,335	6,717
Des Moines IA GO	5.000%	6/1/25	5,670	6,184
Iowa Finance Authority	3.500%	1/1/49	1,265	1,286
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	1,000	1,017
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,700	1,824
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,000	1,096
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	90	89
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,000	1,092
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	415	397
Iowa Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	1,000	1,031
Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	7/1/50	3,525	3,552

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/23	320	330
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/24	330	347
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/25	345	369
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/26	505	549
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/27	1,050	1,155
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/28	370	410
	Iowa Higher Education Loan Authority College & University Revenue (Grinnell College Project)	4.000%	12/1/22	425	429
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	425	464
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,300	1,442
	Xenia Rural Water District Water Revenue	5.000%	12/1/22	1,675	1,692
	Xenia Rural Water District Water Revenue	5.000%	12/1/23	450	467
	Xenia Rural Water District Water Revenue	5.000%	12/1/24	565	599
					35,957
Kansas (0.5%)
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/23	1,530	1,568
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/24	1,545	1,615
[1,8]	Coffeyville KS Electric System Electric Power & Light Revenue, Prere.	5.000%	6/1/25	1,600	1,726
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	500	504
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	595	614
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,080	1,131
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,100	1,169
	Johnson County KS GO, Prere.	4.000%	9/1/22	1,055	1,057
	Johnson County Unified School District No. 229 Blue Valley GO	5.000%	10/1/22	100	101
	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/23	750	778
	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/23	450	467
	Johnson County Unified School District No. 512 Shawnee Mission GO	4.000%	10/1/25	2,000	2,137
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/22	3,960	3,971
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	2,500	2,654
[4]	Kansas Department of Transportation Fuel Sales Tax Revenue, 1M USD LIBOR + 0.400%	1.599%	9/1/23	1,590	1,588

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/26	5,750	6,466
Kansas Development Finance Authority College & University Revenue	5.000%	5/1/27	3,355	3,811
Kansas Development Finance Authority College & University Revenue (University of Kansas Project)	5.000%	5/1/26	7,465	8,277
Kansas Development Finance Authority College & University Revenue (University of Kansas Project)	5.000%	5/1/27	6,780	7,701
Kansas Development Finance Authority College & University Revenue (University of Kansas Projects)	5.000%	5/1/27	1,225	1,324
Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	8,260	9,512
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/24	16,420	16,842
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/26	600	614
Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,000	1,076
Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	547
Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	500	555
Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/22	340	341
Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/23	250	256
Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/24	250	261
Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/25	540	574
Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/26	1,020	1,099
Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/27	870	956
Manhattan KS GO	0.400%	6/15/25	12,600	11,803
Olathe KS GO	4.250%	10/1/25	7,970	8,558
Olathe KS GO	4.250%	10/1/26	5,795	6,338
Olathe KS GO	4.250%	10/1/27	5,910	6,567
Olathe KS GO	4.250%	10/1/28	6,510	7,289
Prairie Village KS Tax Allocation Revenue	2.875%	4/1/30	185	161
Saline County KS GO	4.000%	9/1/23	2,285	2,343
Saline County KS GO	4.000%	9/1/28	2,730	3,028
Sedgwick County Unified School District No. 259 Wichita GO	4.000%	10/1/24	5,000	5,240
Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/22	1,250	1,254
Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/26	6,300	6,512
Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/22	315	316
Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/23	1,495	1,549
Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/24	1,540	1,642
Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/25	1,750	1,915

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Topeka KS GO	4.250%	8/15/26	2,205	2,407
	Topeka KS GO	4.250%	8/15/27	1,365	1,502
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	220	225
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	220	231
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	3/1/23	80	82
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	3/1/24	80	84
	Wichita KS Water & Sewer Utility Water Revenue	5.000%	10/1/22	1,040	1,046
	Wyandotte County Unified School District No. 500 Kansas City GO	5.000%	9/1/22	1,000	1,003
[3]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/25	900	954
[3]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/26	1,980	2,131
[3]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/26	1,515	1,630
[3]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/27	2,065	2,257
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/22	775	777
					160,136
Kentucky (2.0%)
[5]	Ashland KY GO	5.000%	1/1/24	1,025	1,071
[5]	Ashland KY GO	5.000%	1/1/25	1,080	1,159
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	765	777
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	315	320
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	680	709
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	300	313
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	940	994
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,635	1,760
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,970	2,156
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	12,250	11,026
[7]	Eastern Kentucky University	5.000%	4/1/28	1,030	1,166
[7]	Eastern Kentucky University	5.000%	4/1/29	1,080	1,235
[7]	Eastern Kentucky University	5.000%	4/1/30	1,135	1,310
[5]	Fayette County School District Finance Corp. Lease(Renewal) Revenue	5.000%	8/1/30	1,000	1,088
	Hazard KY Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	225	246
	Hazard KY Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	690	765
	Hazard KY Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	630	705
	Jefferson County School District Finance Corp. Lease Revenue	5.000%	6/1/23	3,195	3,284

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kenton County Airport Board Port, Airport & Marina Revenue	5.000%	1/1/23	500	507
	Kentucky Asset Liability Commission	5.000%	9/1/27	1,255	1,366
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/22	8,785	8,811
	Kentucky Asset Liability Commission Appropriations Revenue	5.000%	9/1/23	130	135
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/24	1,900	1,970
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/25	625	648
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/22	2,250	2,269
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/23	2,175	2,260
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/24	1,100	1,176
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/26	1,000	1,120
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/27	1,000	1,141
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/27	120	129
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/28	125	135
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	3.000%	3/1/24	165	168
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	5.000%	3/1/28	195	219
[3]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/24	930	990
[3]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/25	1,960	2,141
[3]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/26	2,060	2,306
[3]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/27	2,165	2,474
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/25	1,660	1,811
[1,2,3]	Kentucky Bond Development Corp. Lease Revenue TOB VRDO	1.370%	8/4/22	12,410	12,410
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,067
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,325	1,436
	Kentucky Economic Development Finance Authority Resource Recovery Revenue	1.750%	4/1/31	8,015	8,014
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue PUT (Cambridge Square Project)	0.300%	2/1/24	2,500	2,418
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/22	2,520	2,526
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/23	250	258
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/26	90	98

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/24	1,300	1,377
Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/25	800	865
Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/26	2,585	2,844
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/22	320	322
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/23	500	504
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	7/1/23	745	755
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/23	590	599
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/23	600	610
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	1/1/24	1,760	1,791
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/24	1,300	1,324
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	5,875	6,011
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/24	1,725	1,764
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	1,500	1,541
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	500	511
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/25	1,905	1,952
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/25	1,780	1,825
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/25	825	847
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/26	1,075	1,104
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/26	1,085	1,114
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/26	1,890	1,944
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/27	2,110	2,174
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/27	305	313
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/27	1,980	2,043
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	125,205	127,656
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	110,315	112,453
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	32,285	33,177
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	25,130	25,841
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	63,630	65,073
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	35,000	35,845

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kentucky Public Transportation Infrastructure Authority Highway Revenue, Prere.	6.000%	7/1/23	7,195	7,466
Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	8/1/27	350	379
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 106), Prere.	5.000%	10/1/23	1,000	1,040
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/22	15,110	15,110
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/22	4,510	4,510
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	1,415	1,460
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	375	387
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/24	1,355	1,433
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/26	860	952
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/27	1,640	1,774
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/26	3,260	3,572
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/26	3,185	3,542
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/27	200	219
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/27	1,650	1,840
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/27	1,150	1,291
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/28	500	560
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/22	1,500	1,512
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/23	2,000	2,076
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/24	1,500	1,596
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/25	2,000	2,179
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/26	4,180	4,652

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/25	7,500	8,226
[5]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/26	2,160	2,422
[5]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/27	3,080	3,519
[5]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/28	1,150	1,330
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/24	2,500	2,645
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/24	795	841
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/25	2,940	3,186
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/28	170	187
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/27	410	464
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/29	2,500	2,913
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,855	1,865
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/23	20,800	21,503
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/26	24,765	26,854
	Louisville-Jefferson County KY Metropolitan Government Industrial Revenue	0.900%	9/1/26	1,440	1,350
[5]	Northern Kentucky University College & University Revenue	5.000%	9/1/25	1,175	1,280
[5]	Northern Kentucky University College & University Revenue	5.000%	9/1/26	1,235	1,376
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/23	2,635	2,660
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/23	970	979
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/24	3,975	4,093
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/24	985	1,028
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,875	3,013
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,000	2,096
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/26	4,460	4,750
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/26	1,710	1,877
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/27	1,975	2,130
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/27	5,020	5,633

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/26	1,100	1,240
	University of Kentucky College & University Revenue	3.250%	4/1/28	2,235	2,337
	University of Kentucky College & University Revenue	3.500%	4/1/29	2,305	2,404
[5]	University of Louisville College & University Revenue	5.000%	9/1/28	1,230	1,399
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	245	250
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	335	352
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	295	317
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	690	757
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	500	560
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,235	1,403
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	530	609
	Warren County School District Finance Corp. Lease (Renewal) Revenue	4.000%	4/1/26	3,440	3,677
					705,341
Louisiana (1.7%)
[3]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/23	370	383
[3]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/24	110	117
[3]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/25	790	859
[3]	Calcasieu Parish School District No. 23 GO	3.000%	9/1/26	675	694
	East Baton Rouge Parish Capital Improvements District Sales Tax Revenue	5.000%	8/1/25	1,000	1,093
	East Baton Rouge Parish Capital Improvements District Sales Tax Revenue	5.000%	8/1/26	1,450	1,624
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	1.870%	8/1/22	113,000	113,000
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	1.870%	8/1/22	39,000	39,000
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/23	115	117
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/24	135	142
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/25	845	912
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/25	1,270	1,371
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/25	165	178
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/26	1,060	1,174
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/27	1,100	1,246
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/27	2,195	2,486
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/27	1,150	1,302
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/27	400	453

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/28	150	173
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	8,000	7,142
	East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	5.000%	2/1/25	500	540
[5]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/24	790	842
[5]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/25	570	623
[3]	Greater Ouachita Water Co. Water Revenue	3.000%	9/1/23	250	253
[3]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/25	500	546
[3]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/26	400	447
[3]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/25	625	657
[3]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/26	600	640
[3]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/27	1,200	1,303
[3]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/28	1,000	1,096
[3]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/29	2,500	2,740
[3]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/30	3,000	3,296
[5]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/22	4,010	4,044
[5]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/23	300	312
[5]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/24	540	578
[5]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/25	500	549
	Lafayette LA Utilities Multiple Utility Revenue, Prere.	5.000%	11/1/22	7,210	7,273
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	25,695	25,134
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	6,750	6,603
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/23	1,645	1,688
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/24	2,430	2,570
[4]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue PUT, SOFR + 0.500%	2.096%	5/1/26	8,465	8,157
	Louisiana GO	5.000%	9/1/22	4,000	4,012
	Louisiana GO	5.000%	10/1/23	11,640	12,101
	Louisiana GO	5.000%	10/1/24	12,240	13,088
	Louisiana GO	5.000%	10/1/25	12,865	14,135
	Louisiana GO	5.000%	10/1/26	6,750	7,602
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/23	1,700	1,763
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/24	2,645	2,815
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/24	450	479
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/25	2,550	2,784
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/26	3,560	3,980
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/26	575	643
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/27	1,700	1,942
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/28	1,100	1,275

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/23	350	364
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	660	704
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/26	1,055	1,178
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/27	1,000	1,137
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	3.000%	10/1/22	1,000	1,002
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/23	1,000	1,034
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/24	1,410	1,492
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	4.000%	10/1/25	2,075	2,181
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/23	2,265	2,352
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	2,370	2,526
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/22	2,435	2,449
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/23	5,000	5,192
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/24	4,365	4,653
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/25	4,300	4,694
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue PUT	0.875%	2/1/25	14,250	13,314
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	3,000	2,979
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	2,625	2,606

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	1,875	1,862
Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	2.000%	10/1/22	2,500	2,500
Louisiana Public Facilities Authority Appropriations Revenue (Hurricane Recovery Program)	5.000%	6/1/25	5,000	5,296
Louisiana Public Facilities Authority Appropriations Revenue (Hurricane Recovery Program)	5.000%	6/1/27	1,500	1,586
Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/27	500	554
Louisiana Public Facilities Authority College & University Revenue (Tulane University Project)	5.000%	4/1/26	825	905
Louisiana Public Facilities Authority College & University Revenue (Tulane University Project), ETM	5.000%	4/1/26	175	193
Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,960	1,965
Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	395	406
Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	2,480	2,559
Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	3,200	3,302
Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,135	1,196
Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,445	3,637
Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,540	2,732
Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	3,995	4,313
Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	6,600	7,125
Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	425	464
Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,670	2,921
Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	6,330	6,947
Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	440	487
Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	5,000	5,560
Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	400	447
Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/25	25,000	26,922
Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/23	660	676
Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/24	635	667
Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25	720	772

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	4,745	5,075
	Louisiana Stadium & Exposition District Miscellaneous Revenue BAN	4.000%	7/3/23	1,150	1,164
[1,2]	Louisiana State Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.470%	8/4/22	10,400	10,400
[5]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/24	100	107
[5]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/25	350	382
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/23	150	152
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/24	200	209
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/25	100	107
	New Orleans LA GO	5.000%	12/1/22	700	708
[5]	Shreveport LA GO	5.000%	3/1/28	550	618
[5]	Shreveport LA GO	5.000%	3/1/29	600	680
[5]	Shreveport LA GO	5.000%	3/1/30	700	797
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/23	1,500	1,559
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/24	2,825	3,007
[5]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/25	835	891
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/25	2,000	2,172
[5]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/30	1,300	1,423
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	14,825	14,675
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	18,825	18,036
	St. John Parish the Baptist LA Industrial Revenue PUT	2.000%	4/1/23	24,265	24,174
	St. John Parish the Baptist LA Industrial Revenue PUT	2.100%	7/1/24	17,890	17,701
	St. John Parish the Baptist LA Industrial Revenue PUT	2.200%	7/1/26	19,590	18,645
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	950	1,040
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	2,050	2,270
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,530	1,708
	Tobacco Settlement Financing Corp. LA Tobacco Settlement Funded Revenue	5.250%	5/15/35	4,745	4,891
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	5/15/23	1,270	1,299
					579,717
Maine (0.2%)
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/24	690	722
	Maine Health & Higher Educational Facilities Authority	5.000%	7/1/23	2,590	2,664
	Maine Health & Higher Educational Facilities Authority	5.000%	7/1/24	2,170	2,294
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/24	750	791

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/25	595	625
	Maine Health & Higher Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/23	545	562
	Maine Health & Higher Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/24	460	488
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	180	185
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	275	285
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,055	1,114
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	205	221
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	555	590
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	547
[5]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	400	440
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	625	696
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	395	440
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	650	701
[5]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	450	510
[1,2]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.480%	8/4/22	4,645	4,645
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/23	220	227
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/24	350	365
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/25	95	104
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/26	195	210
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/27	125	143
	Maine Health & Higher Educational Facilities Authority, ETM	5.000%	7/1/23	140	144

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maine Health & Higher Educational Facilities Authority, ETM	5.000%	7/1/24	110	117
	Maine Municipal Bond Bank Franchise Tax & Business License Fees Revenue	5.000%	9/1/22	35	35
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/23	600	622
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/24	750	798
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/25	1,000	1,091
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/26	1,175	1,313
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/27	880	1,003
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/28	900	1,039
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/23	825	855
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/24	860	915
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/25	1,590	1,735
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/30	1,400	1,549
	Maine State Housing Authority	4.000%	11/15/48	1,355	1,387
	Maine State Housing Authority	4.000%	11/15/50	1,025	1,054
[7]	Maine State Housing Authority	5.000%	11/15/52	1,515	1,643
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.500%	11/15/47	1,530	1,547
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/47	1,985	2,022
[1,2]	Maine State Housing Authority Local or Guaranteed Housing Revenue TOB VRDO	1.360%	8/4/22	1,670	1,670
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/27	1,500	1,717
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/28	2,000	2,316
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/29	1,700	2,001
	Regional School Unit No. 1 Lower Kennebec Region School Unit GO	5.000%	11/1/22	800	807
	South Portland ME GO	5.000%	10/1/27	650	747
	South Portland ME GO	5.000%	10/1/28	825	963
	South Portland ME GO	5.000%	10/1/29	1,390	1,647
					50,306
Maryland (2.0%)
	Anne Arundel County MD GO	5.000%	10/1/22	3,110	3,129
	Anne Arundel County MD GO	5.000%	10/1/22	1,455	1,464
	Anne Arundel County MD GO	5.000%	10/1/22	2,520	2,535
	Anne Arundel County MD GO	5.000%	10/1/23	3,110	3,235
	Anne Arundel County MD GO	5.000%	10/1/23	2,485	2,585
	Anne Arundel County MD GO	5.000%	4/1/28	1,395	1,511
	Baltimore County MD GO, Prere.	5.000%	8/1/22	3,000	3,000
[1,2]	Baltimore MD Project Water Revenue TOB VRDO	1.390%	8/4/22	8,185	8,185
	Baltimore MD Sewer Revenue (Wastewater Projects)	4.000%	7/1/23	520	531
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/23	525	541
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/24	750	796
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/25	650	709

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.750%	6/1/24	100	99
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.000%	6/1/24	100	99
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.850%	6/1/26	135	131
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.950%	6/1/27	175	169
	Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/24	505	529
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/23	550	567
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/23	325	335
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/24	615	653
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/25	100	109
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/26	500	559
	Charles County MD GO	5.000%	10/1/23	3,400	3,537
	Frederick County MD Tax Allocation Revenue	2.625%	7/1/24	235	231
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.500%	1/1/25	1,500	1,534
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.500%	1/1/26	2,000	2,060
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.200%	6/1/27	3,355	3,167
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.600%	6/1/29	1,000	927
	Howard County MD GO (Public Improvement Project)	5.000%	8/15/27	5,260	6,068
	Maryland Community Development Administration	3.000%	9/1/51	3,330	3,313
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.500%	9/1/48	2,265	2,355
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	1,120	1,148
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.500%	3/1/50	7,845	7,940
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	8,575	8,544
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/52	17,255	18,667
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/22	1,000	1,012
[7]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/23	1,585	1,644
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/1/24	10,180	10,360
[7]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/24	1,640	1,746
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/24	17,620	18,181

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/1/25	1,510	1,537
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	9/1/25	2,300	2,452
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	9,550	10,494
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/25	20,005	22,032
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/25	1,380	1,526
[7]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/25	1,345	1,469
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/25	4,550	4,690
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	5/1/26	865	940
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/26	1,335	1,514
[7]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/26	1,400	1,563
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	3,625	4,088
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	15,520	17,938
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/27	2,190	2,539
[7]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/27	1,450	1,652
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	2/1/28	21,560	21,831
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	5/1/28	10,465	11,018
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/28	2,185	2,561
[7]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/28	1,450	1,678
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	2/1/29	7,750	7,847
[7]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/29	1,380	1,621
	Maryland Department of Transportation Lease Revenue	4.000%	12/1/30	3,445	3,699
	Maryland Department of Transportation Lease Revenue	4.000%	12/1/31	2,590	2,773
[5]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (University MD College Park Projects)	4.000%	6/1/23	1,350	1,376
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/23	1,480	1,516
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/24	1,500	1,570
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/25	1,500	1,602
	Maryland GO	5.000%	8/1/23	20,000	20,694
	Maryland GO	5.000%	3/15/24	18,320	19,323
	Maryland GO	5.000%	3/15/25	32,130	34,879
	Maryland GO	2.750%	8/1/25	590	594
	Maryland GO	4.000%	8/1/25	16,725	17,801

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland GO	5.000%	8/1/25	5,120	5,615
Maryland GO	5.000%	3/1/26	12,500	13,921
Maryland GO	5.000%	6/1/26	1,150	1,217
Maryland GO	5.000%	8/1/26	5,000	5,627
Maryland GO	4.000%	6/1/27	7,000	7,264
Maryland GO	3.000%	8/1/27	11,000	11,575
Maryland GO	5.000%	8/1/27	6,595	7,603
Maryland GO	5.000%	8/1/27	7,745	8,929
Maryland GO	4.000%	8/1/28	7,000	7,758
Maryland GO	4.000%	3/1/29	2,000	2,228
Maryland GO	5.000%	3/1/29	25,000	29,613
Maryland GO	4.000%	8/1/29	1,100	1,230
Maryland GO	5.000%	3/15/31	6,000	6,754
Maryland GO, Prere.	5.000%	3/1/23	23,060	23,532
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	4,600	4,605
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	280	283
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	350	358
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,220	1,255
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	185	191
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	1/1/24	1,455	1,508
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	350	367
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	155	160
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	375	395
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	460	494
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	735	779
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	170	182
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,935	2,119
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	195	211
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	2,030	2,268
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,100	3,287

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	135	148
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	135	149
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	3,125	3,332
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	3,500	3,874
[1,4]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.540%	1.870%	12/8/27	32,530	32,530
[1,2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.480%	8/4/22	11,020	11,020
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	12,700	13,875
[1,2]	Maryland Stadium Authority Appropriations Revenue TOB VRDO	1.410%	8/4/22	4,000	4,000
[1,2]	Maryland Stadium Authority Appropriations Revenue TOB VRDO	1.430%	8/5/22	13,010	13,010
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/23	1,430	1,469
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/23	250	257
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/24	410	433
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/25	3,385	3,666
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/25	285	309
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/26	2,180	2,411
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/26	435	481
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/27	2,000	2,256
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/27	600	677
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/28	1,830	2,087
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/28	850	969
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/29	2,000	2,309
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/29	660	762
[1,2]	Maryland Stadium Authority Lottery Revenue TOB VRDO	1.500%	8/4/22	3,250	3,250
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/24	625	665
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/25	1,100	1,201
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/26	8,510	9,526
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/27	7,000	8,016

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/28	6,090	7,071
	Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	5.000%	3/1/25	1,035	1,088
	Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	3.000%	3/1/27	3,000	3,056
[12]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	0.800%	7/1/25	1,250	1,196
	Montgomery County MD GO	5.000%	12/1/22	8,650	8,753
	Montgomery County MD GO	5.000%	10/1/25	3,825	4,214
	Montgomery County MD GO	4.000%	12/1/25	190	196
	Montgomery County MD GO	4.000%	12/1/30	12,000	12,269
	Prince George's County MD COP	5.000%	10/1/24	1,140	1,216
	Prince George's County MD GO	5.000%	9/15/27	4,200	4,853
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	758
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	650	660
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,145	1,174
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,875	1,935
	Westminster MD College & University Revenue	5.000%	11/1/22	1,950	1,965
	Westminster MD College & University Revenue	5.000%	11/1/23	2,060	2,138
					677,274
Massachusetts (1.8%)
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/23	245	251
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/23	200	208
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/24	260	274
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/24	340	363
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/25	225	244
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/25	215	236
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/26	335	372
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/26	565	635
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/27	440	500
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/27	455	522
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/28	800	926
	Brookline MA GO	4.000%	2/15/27	6,025	6,598
	Brookline MA GO	4.000%	2/15/28	5,670	6,289
	Collegiate Charter School of Lowell Charter School Aid Revenue	4.000%	6/15/24	220	220
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/24	1,325	1,364

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/27	1,290	1,367
	Commonwealth of Massachusetts GO	5.000%	11/1/22	7,340	7,405
	Commonwealth of Massachusetts GO	5.000%	5/1/24	20,000	21,163
	Commonwealth of Massachusetts GO	3.000%	12/1/24	37,230	38,343
	Commonwealth of Massachusetts GO	5.000%	5/1/25	10,000	10,891
	Commonwealth of Massachusetts GO	5.000%	7/1/25	6,365	6,963
	Commonwealth of Massachusetts GO	5.000%	8/1/25	7,425	8,141
[11]	Commonwealth of Massachusetts GO	5.000%	11/1/25	6,990	7,715
	Commonwealth of Massachusetts GO	3.000%	12/1/25	8,150	8,455
	Commonwealth of Massachusetts GO	3.000%	12/1/26	25,945	27,109
	Commonwealth of Massachusetts GO	4.000%	2/1/29	7,500	7,709
	Commonwealth of Massachusetts GO	4.000%	7/1/31	4,775	4,781
	Commonwealth of Massachusetts GO	5.000%	5/1/33	660	674
	Commonwealth of Massachusetts GO PUT	1.700%	8/1/22	32,475	32,475
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	3,500	3,531
[8]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/23	12,515	12,704
[8]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/24	28,990	30,411
[8]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/25	335	362
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	5,225	5,855
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	500	560
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	4,420	5,061
	Massachusetts Clean Energy Cooperative Corp. Electric Power & Light Revenue, Prere.	5.000%	7/1/23	1,055	1,088
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/25	4,835	5,301
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/26	1,405	1,517
[7]	Massachusetts Development Finance Agency	5.000%	10/1/27	550	630
[7]	Massachusetts Development Finance Agency	5.000%	10/1/28	700	810
[7]	Massachusetts Development Finance Agency	5.000%	10/1/29	760	890
[7]	Massachusetts Development Finance Agency	5.000%	10/1/30	1,020	1,206
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/22	400	401
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/22	755	757
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/23	3,335	3,376
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/23	1,575	1,595
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/23	185	189
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/23	215	216
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	1,500	1,537
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	850	871
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/23	1,035	1,067
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	3,655	3,800

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	1,625	1,689
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/24	255	265
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/24	220	222
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	1,100	1,148
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	350	365
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	1,010	1,068
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	525	555
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/25	265	283
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/25	235	237
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	525	561
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,500	1,603
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/25	1,145	1,227
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/26	550	592
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/26	210	228
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/26	245	246
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	550	597
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/27	2,165	2,372
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/27	220	243
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/27	250	250
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	6,360	7,209
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	1,475	1,607
	Massachusetts Development Finance Agency College & University Revenue	3.250%	9/1/27	145	146
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	300	340
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	800	919
	Massachusetts Development Finance Agency College & University Revenue (Williams College Project) PUT	0.450%	7/1/25	1,750	1,646
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	8,600	8,914
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	1,000	1,037
[1,2]	Massachusetts Development Finance Agency College & University Revenue TOB VRDO	1.480%	8/4/22	5,000	5,000
[2]	Massachusetts Development Finance Agency College & University Revenue VRDO	1.910%	8/1/22	9,200	9,200
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,165	1,167

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.500%	10/1/22	1,005	1,007
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	185	186
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	700	704
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.700%	1/1/23	1,080	1,094
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	800	799
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,800	2,886
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	6,000	6,169
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,605	2,678
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	500	514
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	765	784
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/23	2,895	2,903
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	250	256
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.500%	10/1/23	2,800	2,838
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	220	228
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	550	570
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	545	551
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,420	1,415
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	580	609
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,350	1,423
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	700	734
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,054
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,500	2,636
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/24	1,610	1,615
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	260	271
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	1,150	1,186
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	260	275
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	500	531
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,195	1,188
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	780	842
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,570	1,695

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,400	1,503
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,320	2,504
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	680	730
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	250	265
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	500	521
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	285	308
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	650	706
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,055	1,155
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,245	1,363
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	5,735	6,326
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,940	2,124
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,135	2,355
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	5,000	5,573
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/26	365	366
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	320	344
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	600	660
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,300	1,439
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	560	572
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,055	1,151
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	330	367
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	9,400	10,716
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	335	365
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	525	587
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,500	1,693
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,145	1,256
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	600	648
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	575	649
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/25/24	8,500	8,849
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/30/25	4,000	4,297

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.600%	1.930%	1/29/26	2,850	2,830
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/24	1,640	1,753
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/24	1,875	2,004
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	500	513
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	1,865	1,902
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	600	622
	Massachusetts Development Finance Agency Local or Guarranteed Housing Revenue	5.000%	10/1/24	555	564
	Massachusetts Development Finance Agency Local or Guarranteed Housing Revenue	5.000%	10/1/25	1,295	1,319
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/24	560	563
[12]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	0.875%	12/1/23	1,925	1,903
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/24	270	286
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/24	270	289
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/25	275	298
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/25	280	308
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/26	150	167
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/26	150	168
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/27	300	340
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/27	300	343
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/28	150	173
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/28	155	180
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/42	1,745	1,762
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/44	885	899
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/45	600	607
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,110	1,110
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/50	2,650	2,737
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.450%	12/1/22	825	825
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.850%	6/1/25	2,625	2,558
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	1,115	1,116
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	1,150	1,151

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	5,405	5,412
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	15,280	15,300
	Massachusetts State College Building Authority	4.000%	5/1/29	1,875	1,961
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/23	600	616
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/24	350	370
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/25	500	542
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/26	500	555
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/27	375	425
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/28	750	864
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/29	750	877
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/30	750	890
	Massachusetts State College Building Authority, Prere.	4.000%	5/1/25	100	106
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/23	7,735	7,850
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/25	7,060	7,610
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue PUT	5.000%	1/1/23	39,775	40,281
	Sharon MA GO	5.000%	2/15/24	875	920
	Sharon MA GO	5.000%	2/15/25	770	833
	Sharon MA GO	5.000%	2/15/26	865	959
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/27	11,000	12,697
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/28	7,000	8,203
	Worcester MA GO	5.000%	2/1/24	4,725	4,965
	Worcester MA GO	5.000%	2/1/25	4,900	5,294
	Worcester MA GO	5.000%	2/1/26	9,465	10,478
	Worcester MA GO	5.000%	2/1/27	6,035	6,834
	Worcester MA GO	5.000%	2/1/28	6,155	7,103
	Worcester MA GO	5.000%	2/1/29	6,280	7,341
					614,473
Michigan (2.0%)
[13]	Allen Park Public School District GO	5.000%	11/1/26	335	369
[7]	Bloomfield Hills School District GO	5.000%	5/1/25	770	819
[7]	Bloomfield Hills School District GO	5.000%	5/1/27	640	705
[7]	Bloomfield Hills School District GO	5.000%	5/1/28	720	804
[7]	Bloomfield Hills School District GO	5.000%	5/1/29	775	876
[13]	Brighton MI Area School District GO	5.000%	5/1/24	160	169
[13]	Brighton MI Area School District GO	5.000%	5/1/26	4,335	4,812
[13]	Brighton MI Area School District GO	5.000%	5/1/27	2,600	2,943
[13]	Byron Center Public Schools GO	5.000%	5/1/23	100	103
[13]	Byron Center Public Schools GO	5.000%	5/1/24	120	127
[13]	Byron Center Public Schools GO	5.000%	5/1/25	100	109
[13]	Byron Center Public Schools GO	5.000%	5/1/26	110	122

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[13]	Byron Center Public Schools GO	5.000%	5/1/27	200	227
[13]	Chippewa Valley Schools GO	5.000%	5/1/23	3,095	3,169
[13]	Chippewa Valley Schools GO	5.000%	5/1/23	575	589
[5,13]	Detroit City School District GO	5.250%	5/1/27	8,025	9,179
[1,2,5,13]	Detroit City School District GO TOB VRDO	1.490%	8/4/22	2,000	2,000
[1,2,5]	Detroit Downtown Development Authority Revenue VRDO	1.530%	7/1/43	4,705	4,705
[5]	Detroit Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/24	2,000	2,114
[5]	Detroit Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/25	525	556
[5]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/23	450	463
[5]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/25	1,200	1,270
[5]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/26	1,000	1,056
[1,2,5,13]	Detroit MI City School District GO TOB VRDO	1.460%	8/4/22	3,480	3,480
	Detroit MI GO	5.000%	4/1/23	315	320
	Detroit MI GO	5.000%	4/1/24	300	312
[5]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/24	675	709
[5]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/25	700	757
[13]	East Lansing School District GO	4.000%	5/1/23	390	397
[13]	East Lansing School District GO	4.000%	5/1/24	900	937
[13]	East Lansing School District GO	4.000%	5/1/26	530	570
[3]	Eastern Michigan University College & University Revenue	5.000%	3/1/24	1,835	1,925
[3]	Eastern Michigan University College & University Revenue	5.000%	3/1/25	1,610	1,727
[1,2,3]	Eastern Michigan University College & University Revenue TOB VRDO	1.370%	8/4/22	31,300	31,300
	Forest Hills MI Public Schools GO	4.000%	5/1/23	850	866
	Forest Hills MI Public Schools GO	5.000%	5/1/23	4,405	4,520
	Forest Hills MI Public Schools GO	4.000%	5/1/24	900	937
	Forest Hills MI Public Schools GO	4.000%	5/1/25	575	608
	Forest Hills MI Public Schools GO	4.000%	5/1/27	625	681
	Forest Hills MI Public Schools GO	4.000%	5/1/28	500	549
[13]	Fremont Public Schools GO	5.000%	5/1/23	430	441
[13]	Fremont Public Schools GO	5.000%	5/1/24	470	496
[13]	Fremont Public Schools GO	5.000%	5/1/25	730	792
[13]	Grand Blanc Community Schools GO	5.000%	11/1/25	780	857
[13]	Grand Blanc Community Schools GO	5.000%	11/1/26	1,635	1,839
[5]	Grand Rapids Public Schools GO	5.000%	5/1/24	1,700	1,795
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	425	437
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	700	739
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	625	677
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	550	609

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	900	1,016
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	725	828
[3,7]	Grandville Public Schools GO	5.000%	5/1/24	475	490
[3,7]	Grandville Public Schools GO	5.000%	5/1/25	595	626
[3,7]	Grandville Public Schools GO	5.000%	5/1/26	620	663
[3,7]	Grandville Public Schools GO	5.000%	5/1/27	655	710
[3,7]	Grandville Public Schools GO	5.000%	5/1/28	740	810
[3,7]	Grandville Public Schools GO	5.000%	5/1/29	790	872
[3,7]	Grandville Public Schools GO	5.000%	5/1/30	825	915
[3,7]	Grandville Public Schools GO	5.000%	5/1/31	860	960
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/24	1,000	1,056
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/25	1,665	1,808
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/25	2,520	2,736
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/23	4,845	4,991
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/23	4,365	4,492
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/24	3,035	3,194
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	3,500	3,796
[13]	Holt Public Schools GO	5.000%	5/1/23	460	472
[13]	Holt Public Schools GO	5.000%	5/1/24	500	526
[13]	Holt Public Schools GO	5.000%	5/1/25	710	768
[13]	Holt Public Schools GO	5.000%	5/1/26	900	998
[13]	Hudsonville Public Schools GO	5.000%	5/1/23	300	308
[13]	Hudsonville Public Schools GO	5.000%	5/1/25	340	369
	Ingham County Building Authority Lease Revenue	2.000%	5/1/23	770	772
	Ingham County Building Authority Lease Revenue	2.000%	5/1/25	3,225	3,191
	Ingham County Building Authority Lease Revenue	2.000%	5/1/26	3,275	3,218
	Ingham County Building Authority Lease Revenue	2.000%	5/1/27	3,350	3,246
	Kalamazoo County MI GO	3.000%	5/1/25	875	899
	Kalamazoo County MI GO	3.000%	5/1/26	900	931
	Kalamazoo County MI GO	3.000%	5/1/27	1,855	1,931
	Kalamazoo County MI GO	3.000%	5/1/28	1,910	1,991
	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	2.625%	5/15/25	375	363
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	630	645
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	545	573
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	5/15/23	5	5
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	5/15/24	5	5
	Kalamazoo Public Schools GO	4.000%	5/1/26	685	732
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/22	700	706
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/23	250	260
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/24	500	531

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	2,385	2,388
[13]	Lake Orion Community School District GO	5.000%	5/1/24	525	554
[13]	Lake Orion Community School District GO	4.000%	5/1/25	350	369
[13]	Lake Orion Community School District GO	5.000%	5/1/25	1,405	1,520
[13]	Lake Orion Community School District GO	4.000%	5/1/27	500	543
[13]	Lake Orion Community School District GO	4.000%	5/1/28	500	547
[13]	Lake Orion Community School District GO	4.000%	5/1/29	675	743
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/23	340	351
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/24	375	398
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/25	375	409
[13]	Lansing School District GO	5.000%	5/1/23	435	446
[13]	Lansing School District GO	5.000%	5/1/24	350	369
[13]	Lansing School District GO	5.000%	5/1/25	435	472
[13]	Lansing School District GO	5.000%	5/1/26	425	471
[5,13]	Lincoln Consolidated School District GO	5.000%	5/1/23	1,705	1,749
	Macomb Interceptor Drain Drainage District	5.000%	5/1/24	1,510	1,596
	Macomb Interceptor Drain Drainage District	5.000%	5/1/25	1,065	1,156
	Macomb Interceptor Drain Drainage District	5.000%	5/1/26	1,365	1,519
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/23	1,300	1,337
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/24	540	571
	Michigan Appropriations Revenue GAN	5.000%	3/15/23	2,190	2,237
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	22,320	24,152
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	5,970	6,626
[2]	Michigan Finance Authority	3.000%	8/22/22	2,500	2,502
	Michigan Finance Authority College & University Revenue	4.000%	2/1/27	190	193
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/24	105	111
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/25	225	241
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/26	480	523
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	2,920	2,946
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	2,170	2,189
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	5,780	5,847
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	3,205	3,325
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	6,120	6,392
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,115	2,209
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/24	1,260	1,302
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	500	531
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,810	3,016
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	510	546

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	3,375	3,653
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	1,365	1,428
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,250	1,344
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	543
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	4,250	4,681
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	600	658
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	4,275	4,742
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	1,870	1,981
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,670	5,001
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	3,915	4,443
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	4,085	4,698
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	4,265	4,545
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	3,875	4,127
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/28	1,450	1,579
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	4,605	5,368
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	4,610	4,912
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	3,000	3,197
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.500%	11/15/22	3,750	3,764
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	17,700	18,394
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	18,000	19,300
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	5/15/26	22,715	23,737
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/28	5,000	4,587
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/28	6,620	6,074
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	11,000	12,524
[4]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.850%	2.180%	12/1/24	16,500	16,600
[4]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	2.230%	12/1/25	5,500	5,546
[1,2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.430%	8/5/22	2,725	2,725
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/29	1,650	1,939
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/22	395	396
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/23	1,290	1,298

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Lease Revenue	5.000%	11/1/22	675	681
	Michigan Finance Authority Lease Revenue	5.000%	11/1/22	145	146
	Michigan Finance Authority Lease Revenue	5.000%	4/1/23	10,350	10,586
	Michigan Finance Authority Lease Revenue	5.000%	11/1/23	695	723
	Michigan Finance Authority Lease Revenue	5.000%	11/1/23	200	208
	Michigan Finance Authority Lease Revenue	5.000%	11/1/24	820	878
	Michigan Finance Authority Lease Revenue	5.000%	11/1/24	440	471
[13]	Michigan Finance Authority Lease Revenue	5.000%	5/1/25	1,315	1,428
	Michigan Finance Authority Lease Revenue	5.000%	11/1/25	1,030	1,131
	Michigan Finance Authority Lease Revenue	5.000%	11/1/25	305	335
	Michigan Finance Authority Lease Revenue	5.000%	11/1/26	500	561
	Michigan Finance Authority Lease Revenue	5.000%	11/1/27	500	572
	Michigan Finance Authority Lease Revenue	5.000%	11/1/28	1,565	1,814
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	2,000	2,131
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	2,255	2,353
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	3,160	3,397
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,000	1,102
[5]	Michigan Finance Authority Water Revenue	5.000%	7/1/24	2,000	2,117
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	10/15/23	685	713
[1,2]	Michigan State Building Authority Lease (Non-Terminable) Revenue TOB VRDO	1.390%	8/4/22	1,130	1,130
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,011
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,270	2,365
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,775	1,905
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	4,315	4,734
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,540	1,696
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	4,000	4,493
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,375	3,870
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.400%	3/15/23	16,610	16,638
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	6/1/23	11,755	11,936
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	7/1/24	7,500	7,766
	Michigan State Housing Development Authority	4.250%	6/1/49	2,835	2,924
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	1.500%	10/1/22	1,265	1,264
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	2.100%	12/1/23	1,290	1,294
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	0.650%	10/1/24	565	547

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	6/1/46	3,415	3,474
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/48	5,805	5,876
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/49	13,990	14,464
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	12/1/50	11,925	12,100
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/51	21,445	21,407
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/53	15,720	17,033
	Michigan State University College & University Revenue	5.000%	2/15/24	330	347
	Michigan State University College & University Revenue	5.000%	2/15/25	430	464
	Michigan State University College & University Revenue	5.000%	8/15/25	500	546
	Michigan State University College & University Revenue	5.000%	2/15/26	450	497
	Michigan State University College & University Revenue	5.000%	8/15/26	500	558
	Michigan State University College & University Revenue	5.000%	8/15/27	200	228
	Michigan State University College & University Revenue	5.000%	2/15/28	145	167
	Michigan State University College & University Revenue	4.000%	8/15/32	1,860	1,886
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/22	1,435	1,450
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/23	750	782
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/25	150	165
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/26	200	226
[13]	Milan Area Schools GO	5.000%	5/1/23	585	600
[13]	Milan Area Schools GO	5.000%	5/1/26	2,010	2,229
[13]	Muskegon Public Schools MI GO	5.000%	5/1/23	210	215
[13]	Muskegon Public Schools MI GO	5.000%	5/1/24	215	226
[13]	Muskegon Public Schools MI GO	5.000%	5/1/25	470	509
[13]	Muskegon Public Schools MI GO	5.000%	5/1/26	535	594
[13]	Muskegon Public Schools MI GO	5.000%	5/1/27	235	267
[13]	Muskegon Public Schools MI GO	5.000%	5/1/28	245	283
	Northern Michigan University College & University Revenue	5.000%	12/1/23	645	674
	Northern Michigan University College & University Revenue	5.000%	6/1/24	630	666
	Northern Michigan University College & University Revenue	5.000%	12/1/24	1,025	1,097
	Northern Michigan University College & University Revenue	5.000%	6/1/25	700	759
	Northern Michigan University College & University Revenue	5.000%	12/1/25	1,415	1,553
	Northern Michigan University College & University Revenue	5.000%	6/1/26	500	554
	Northern Michigan University College & University Revenue	5.000%	6/1/27	300	340

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northern Michigan University College & University Revenue	5.000%	6/1/28	250	287
	Northern Michigan University College & University Revenue	5.000%	6/1/29	435	505
[13]	Northview Public Schools GO	5.000%	11/1/27	1,035	1,182
	Northville Public Schools GO	4.000%	5/1/23	350	356
	Northville Public Schools GO	5.000%	5/1/24	300	317
	Northville Public Schools GO	5.000%	5/1/25	350	380
	Northville Public Schools GO	5.000%	5/1/26	410	455
	Novi Community School District GO	4.000%	5/1/23	310	315
	Novi Community School District GO	4.000%	5/1/24	250	260
	Novi Community School District GO	4.000%	5/1/25	760	799
	Oakland University College & University Revenue	5.000%	3/1/23	495	504
[7]	Oakland University College & University Revenue	5.000%	3/1/26	1,255	1,354
[7]	Oakland University College & University Revenue	5.000%	3/1/27	905	993
[7]	Oakland University College & University Revenue	5.000%	3/1/28	800	890
[7]	Oakland University College & University Revenue	5.000%	3/1/29	1,000	1,126
[7]	Oakland University College & University Revenue	5.000%	3/1/30	1,000	1,137
	Plymouth-Canton Community School District GO	3.000%	5/1/23	2,430	2,458
	Plymouth-Canton Community School District GO	3.000%	5/1/25	2,725	2,798
	Plymouth-Canton Community School District GO	3.000%	5/1/26	6,340	6,553
	Plymouth-Canton Community School District GO	3.000%	5/1/27	3,275	3,423
	Portage Public Schools GO	5.000%	11/1/22	1,470	1,483
	Rochester Community School District GO	5.000%	5/1/23	1,225	1,257
[13]	Romeo Community School District GO	5.000%	5/1/23	1,000	1,026
[13]	Romulus Community Schools GO	4.000%	5/1/25	740	781
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,390	1,462
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	200	206
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	425	448
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	725	780
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,094
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,114
[13]	Saline Area Schools Historic Preservation Foundation GO	5.000%	5/1/23	725	744
[13]	Saline Area Schools Historic Preservation Foundation GO	5.000%	5/1/25	875	948
	University of Michigan College & University Revenue PUT	4.000%	4/1/24	10,000	10,298
[1,2]	University of Michigan College & University Revenue TOB VRDO	1.360%	8/4/22	8,000	8,000
[13]	Walled Lake Consolidated School District GO	4.000%	5/1/26	300	322
[13]	Walled Lake Consolidated School District GO	4.000%	5/1/27	415	452
[3]	Warren Consolidated Schools GO	5.000%	5/1/23	2,935	3,004
	Washtenaw County Intermediate School District GO	5.000%	5/1/26	3,360	3,725

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washtenaw County Intermediate School District GO	5.000%	5/1/27	4,360	4,933
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/22	515	521
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/22	2,235	2,261
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	2,345	2,374
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	855	890
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	2,665	2,781
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/24	500	534
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	3,000	3,034
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	750	823
	Wayne State University College & University Revenue	5.000%	11/15/26	1,505	1,682
[13]	Wayne-Westland Community Schools GO	5.000%	11/1/22	290	292
[13]	Wayne-Westland Community Schools GO	4.000%	11/1/24	500	524
[13]	Wayne-Westland Community Schools GO	4.000%	5/1/25	500	527
[5]	Western Michigan University College & University Revenue	5.000%	11/15/23	135	141
[5]	Western Michigan University College & University Revenue	5.000%	11/15/24	200	214
[5]	Western Michigan University College & University Revenue	5.000%	11/15/25	185	203
[5]	Western Michigan University College & University Revenue	5.000%	11/15/25	200	219
[5]	Western Michigan University College & University Revenue	5.000%	11/15/26	235	263
[5]	Western Michigan University College & University Revenue	5.000%	11/15/26	525	587
[5]	Western Michigan University College & University Revenue	5.000%	11/15/27	150	170
[5]	Western Michigan University College & University Revenue	5.000%	11/15/27	475	540
[5]	Western Michigan University College & University Revenue	5.000%	11/15/28	150	173
[5]	Western Michigan University College & University Revenue	5.000%	11/15/28	400	460
[13]	Woodhaven-Brownstown School District GO	5.000%	5/1/23	1,615	1,656
					682,340
Minnesota (0.8%)
	Deephaven MN Charter School Aid Revenue (Eagle Ridge Academy Project), Prere.	5.125%	7/1/23	500	516
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/23	350	359
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/24	300	313
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/24	370	368
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/25	325	345
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/26	400	432
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/26	360	353

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/27	375	410
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/28	500	551
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/29	250	277
Duluth Independent School District No. 709 COP	5.000%	2/1/24	400	419
Duluth Independent School District No. 709 COP	5.000%	2/1/25	375	403
Duluth Independent School District No. 709 COP	5.000%	2/1/25	2,000	2,150
Duluth Independent School District No. 709 COP	5.000%	2/1/26	400	440
Duluth Independent School District No. 709 COP	4.000%	2/1/27	600	641
Hennepin County MN Sales Tax Revenue (Ballpark Project)	5.000%	12/15/25	1,380	1,527
Lake Elmo MN GO	3.000%	2/1/24	1,140	1,163
Lake Elmo MN GO	3.000%	2/1/25	1,170	1,205
Lake Elmo MN GO	3.000%	2/1/26	1,195	1,240
Lake Elmo MN GO	3.000%	2/1/27	1,230	1,285
Lake Elmo MN GO	3.000%	2/1/28	1,270	1,328
Lake Elmo MN GO	3.000%	2/1/29	1,295	1,350
Litchfield Independent School District No. 465 GO	4.000%	2/1/26	1,455	1,558
Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	1,110	1,135
Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,245	1,306
Metropolitan Council GAN GO	5.000%	12/1/27	16,445	19,045
Metropolitan Council GO	5.000%	9/1/22	125	125
Metropolitan Council GO	5.000%	3/1/25	6,200	6,720
Metropolitan Council GO	5.000%	3/1/25	2,250	2,439
Metropolitan Council GO	5.000%	9/1/25	6,370	6,388
Minneapolis MN GO	4.000%	12/1/22	1,150	1,160
Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	200	202
Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	660	666
Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,530	1,593
Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	850	885
Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,050	1,124
Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,320	3,642
Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,900	2,132
Minneapolis MN/St Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	565	634
Minneapolis Special School District No. 1 COP	5.000%	2/1/27	100	113

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/23	5,485	5,562
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/23	305	309
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/24	7,495	7,835
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/24	225	235
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/25	1,045	1,119
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/26	1,295	1,417
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/27	1,245	1,393
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/25	1,370	1,454
	Minnesota Appropriations Revenue	5.000%	6/1/25	1,190	1,224
	Minnesota Appropriations Revenue	5.000%	3/1/27	6,420	6,473
	Minnesota Appropriations Revenue	5.000%	3/1/28	2,880	2,904
	Minnesota GO	5.000%	8/1/23	1,025	1,061
	Minnesota GO	5.000%	8/1/24	3,290	3,512
	Minnesota GO	5.000%	8/1/24	2,620	2,797
	Minnesota GO	5.000%	8/1/24	19,660	20,985
	Minnesota GO	5.000%	8/1/24	10,300	10,994
	Minnesota GO	4.000%	10/1/24	14,225	14,660
	Minnesota GO	5.000%	8/1/25	1,995	2,190
	Minnesota GO	5.000%	8/1/26	4,345	4,633
	Minnesota GO	4.000%	8/1/27	5,950	6,101
	Minnesota GO	5.000%	8/1/34	13,000	14,150
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/24	250	260
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/25	250	271
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/26	300	331
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/26	1,485	1,584
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/27	1,090	1,193
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/27	500	539
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/28	2,095	2,293
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	2,410	2,462
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/48	3,140	3,217
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	7/1/49	7,200	7,465
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	4,325	4,392
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	7,160	7,156
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	6/1/23	1,210	1,227
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	6/1/24	1,965	2,018
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/23	1,000	1,021
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/24	1,500	1,549

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/25	1,485	1,547
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	8,960	9,309
[2,4]	Minnesota Municipal Gas Agency Natural Gas Revenue PUT, SOFR + 1.000%	2.528%	12/1/27	18,000	17,247
	Minnesota Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/33	1,155	1,189
	North St Paul-Maplewood-Oakdale Independent School District No. 622 GO	4.000%	2/1/24	2,220	2,297
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/23	1,150	1,166
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/24	1,590	1,662
	Northern Municipal Power Agency Electric Power & Light Revenue	4.125%	1/1/29	100	101
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/27	1,250	1,359
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/28	1,300	1,428
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/29	1,350	1,493
	Sartell MN GO	5.000%	2/1/23	135	137
	Shakopee Independent School District No. 720 GO	5.000%	2/1/25	2,745	2,955
	Shakopee MN Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,580	1,584
	South Washington County Independent School District No. 833 GO	4.000%	2/1/31	2,750	2,891
[8]	Southern Minnesota Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/23	3,000	2,979
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	1,000	1,074
	St. Paul Independent School District No. 625 GO	5.000%	2/1/25	470	507
	St. Paul Independent School District No. 625 GO	5.000%	2/1/26	870	962
	St. Paul Independent School District No. 625 GO	5.000%	2/1/27	1,075	1,217
	St. Paul Independent School District No. 625 GO	5.000%	2/1/28	550	635
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	675	681
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	785	815
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	800	849
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	675	732
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,785	1,967
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	4,420	4,695
	University of Minnesota College & University Revenue	5.000%	8/1/22	1,610	1,610

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Minnesota College & University Revenue	5.000%	10/1/26	3,250	3,657
	Watertown-Mayer Independent School District No. 111 GO	0.000%	2/1/28	2,020	1,753
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	1/1/24	2,835	2,968
					289,394
Mississippi (0.4%)
	DeSoto County MS GO	5.000%	11/1/22	1,035	1,044
	DeSoto County MS GO	5.000%	11/1/23	645	670
	DeSoto County MS GO	5.000%	11/1/24	685	735
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,560	1,598
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,195	3,451
	Harrison County School District GO	4.000%	6/1/24	1,250	1,300
	Harrison County School District GO	4.000%	6/1/25	2,175	2,300
	Lowndes County MS Resource Recovery Revenue PUT	2.650%	4/1/27	10,855	10,530
	Mississippi Business Finance Corp. Industrial Revenue VRDO	1.440%	8/3/22	9,550	9,550
	Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.700%	9/1/26	1,625	1,441
[1]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	200	201
[1]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	215	220
[1]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	220	229
[1]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	330	349
[1]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	425	456
[1]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	900	977
[1]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	950	1,037
[1]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	1,000	1,099
	Mississippi Development Bank Intergovernmental Agreement Revenue	4.000%	9/1/22	200	200
	Mississippi Development Bank Intergovernmental Agreement Revenue	5.000%	9/1/23	285	295
	Mississippi Development Bank Intergovernmental Agreement Revenue	2.000%	9/1/24	2,500	2,501
	Mississippi Development Bank Intergovernmental Agreement Revenue	5.000%	9/1/24	355	376
	Mississippi Development Bank Intergovernmental Agreement Revenue	5.000%	9/1/25	255	277
	Mississippi Development Bank Intergovernmental Agreement Revenue	5.000%	9/1/26	225	249
	Mississippi Development Bank Intergovernmental Agreement Revenue	5.000%	9/1/27	400	452
	Mississippi Development Bank Intergovernmental Agreement Revenue	5.000%	9/1/28	315	361
	Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/26	1,075	1,184
	Mississippi Development Bank Miscellaneous Tax Revenue	5.000%	10/15/26	200	222

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/23	2,040	2,068
Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/24	4,200	4,383
Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/25	5,870	6,298
Mississippi GO, Prere.	5.000%	11/1/22	5,000	5,045
Mississippi GO, Prere.	5.000%	11/1/25	2,500	2,755
Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/22	1,250	1,265
Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/24	655	693
Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/25	675	741
Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/26	710	796
Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/27	730	832
Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/28	755	870
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	4,685	4,820
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	2,480	2,606
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	700	744
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	600	649
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	700	769
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest Co. General Hospital Project)	5.000%	1/1/24	430	448
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest Co. General Hospital Project)	5.000%	1/1/26	1,515	1,642
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	0.200%	9/1/22	9,880	9,861
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/25	6,610	7,028
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	6,860	7,579
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/22	1,620	1,631
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/23	1,050	1,088
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/24	1,255	1,336
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/25	1,085	1,180
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/25	1,500	1,632
Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/22	220	220
Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/23	600	620

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/23	750	775
	Warren County MS Industrial Revenue PUT	2.900%	9/1/23	7,385	7,429
[5]	West Rankin Utility Authority Sewer Revenue, ETM	5.000%	1/1/23	275	279
[5]	West Rankin Utility Authority Sewer Revenue, ETM	5.000%	1/1/24	400	419
[5]	West Rankin Utility Authority Sewer Revenue, ETM	5.000%	1/1/25	525	565
					122,370
Missouri (1.4%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	1,370	1,370
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	2,465	2,526
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	510	544
	Branson IDA Lease (Appropriation) Revenue	4.000%	11/1/22	350	350
	Branson IDA Lease (Appropriation) Revenue	4.000%	11/1/23	750	749
	Branson IDA Lease (Appropriation) Revenue	4.000%	11/1/24	2,345	2,331
	Brentwood MO COP	4.000%	10/1/24	225	235
	Brentwood MO COP	4.000%	10/1/25	210	223
	Brentwood MO COP	4.000%	10/1/26	215	230
	Brentwood MO COP	4.000%	10/1/27	270	289
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	1,675	1,698
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	435	446
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	1,740	1,801
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	600	632
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	1,450	1,527
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	430	462
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,150	1,256
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	3,620	4,028
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	3,625	4,073
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	3,840	4,337
	Franklin County MO COP	3.000%	11/1/22	205	206
	Franklin County MO COP	3.000%	4/1/23	925	933
	Franklin County MO COP	3.000%	11/1/23	430	437
	Franklin County MO COP	3.000%	4/1/24	475	484
	Franklin County MO COP	3.000%	11/1/24	440	449
	Franklin County MO COP	4.000%	4/1/25	990	1,042
	Franklin County MO COP	4.000%	11/1/25	455	483
	Franklin County MO COP	4.000%	4/1/26	1,035	1,104
	Franklin County MO COP	4.000%	11/1/26	475	511
	Hazelwood School District GO	4.000%	3/1/23	1,325	1,344
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	150	165
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	250	273

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	255	282
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	650	724
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	500	570
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,750	4,001
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/22	4,265	4,311
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/24	1,205	1,288
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/25	2,475	2,643
	Jackson County Reorganized School District No. 7 GO	4.000%	3/1/23	1,750	1,774
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	1,420	1,444
[3]	Joplin Schools GO	5.000%	3/1/28	4,855	5,599
[3]	Joplin Schools GO	5.000%	3/1/29	5,250	6,148
	Kansas City MO Appropriations Revenue	5.000%	9/1/25	500	545
	Kansas City MO Appropriations Revenue	5.000%	9/1/26	650	723
	Kansas City MO Appropriations Revenue	5.000%	9/1/27	1,780	2,013
	Kansas City MO Appropriations Revenue	5.000%	9/1/28	2,000	2,284
	Kansas City MO Appropriations Revenue	5.000%	9/1/29	2,235	2,579
[1,2]	Kansas City MO Appropriations Revenue TOB VRDO	1.370%	8/4/22	3,300	3,300
[1,2]	Kansas City MO Appropriations Revenue TOB VRDO	1.370%	8/4/22	1,945	1,945
	Kansas City MO GO	5.000%	2/1/24	3,280	3,440
	Kansas City MO GO	5.000%	2/1/25	2,890	3,114
	Kansas City MO GO	5.000%	2/1/26	3,785	4,182
	Kansas City MO GO	5.000%	2/1/27	1,680	1,899
	Kansas City MO GO	5.000%	2/1/28	1,440	1,657
	Kansas City MO GO	5.000%	2/1/29	1,175	1,370
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/29	2,015	2,161
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/24	1,000	1,050
	Kansas City MO Special Obligation Revenue (Kansas City MO Projects)	5.000%	10/1/22	1,330	1,337
	Kansas City MO Special Obligation Revenue (Kansas City MO Projects)	5.000%	10/1/22	1,410	1,418
	Kansas MO Appropriations Revenue (Kansas City Project)	5.000%	4/1/23	400	408
	Kansas MO Appropriations Revenue (Kansas City Project)	5.000%	4/1/25	415	448
	Kansas MO Appropriations Revenue (Kansas City Project)	5.000%	4/1/27	2,110	2,372
	Kansas MO Appropriations Revenue (Kansas City Project)	5.000%	4/1/28	2,215	2,518
	Ladue School District GO	3.000%	3/1/28	4,000	4,123
	Ladue School District GO	3.000%	3/1/29	2,950	3,019
	Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/22	1,725	1,726
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	1,680	1,817

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/26	3,460	3,834
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/26	250	279
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/27	3,555	4,028
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/28	225	261
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/29	225	265
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/30	300	358
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/25	1,225	1,326
[1,2]	Missouri Health & Educational Facilities Authority College & University Revenue TOB VRDO	1.370%	8/4/22	4,150	4,150
[1,2]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	1.480%	8/4/22	27,955	27,955
[1,2]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	1.480%	8/4/22	4,170	4,170
[1,2]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	1.480%	8/4/22	2,810	2,810
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	3,410	3,440
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	500	505
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	1,200	1,213
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	500	519
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	750	773
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	210	213
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,075	1,140
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,075	1,140
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	500	533
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,500	1,600
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	395	415
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	545

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,285	1,342
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	570	604
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	750	836
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	555	612
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	1,445	1,577
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,300	1,459
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	600	640
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	150	169
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,740	3,003
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	1,000	1,059
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	3,775	4,294
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,400	2,731
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,225	1,349
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,000	1,066
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	510	581
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,875	3,315
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Service Projects)	5.000%	2/1/24	785	809
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Service Projects)	5.000%	2/1/25	500	524
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/23	17,650	17,817
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	60,000	63,478
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/28	83,984	94,613

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.250%	5/1/51	3,560	3,587
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/23	1,050	1,064
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/24	1,060	1,107
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/26	1,025	1,070
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/22	1,735	1,754
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	1/1/25	360	387
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/26	3,865	4,190
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/28	1,355	1,462
	Orchard Farm MO R-V School District COP	4.000%	4/1/27	175	191
	Orchard Farm MO R-V School District COP	4.000%	4/1/28	200	220
	Pattonville R-3 School District GO	4.000%	3/1/30	1,195	1,267
[3]	Southeast Missouri State University College & University Revenue	3.000%	4/1/25	1,025	1,040
[3]	Southeast Missouri State University College & University Revenue	3.000%	4/1/26	1,055	1,070
	Southeast Missouri State University Local or Guaranteed Housing Revenue	5.000%	4/1/28	750	842
	Southeast Missouri State University Local or Guaranteed Housing Revenue	5.000%	4/1/29	2,470	2,806
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/23	3,500	3,618
	Springfield MO Public Utility Multiple Utility Revenue	3.600%	8/1/29	7,000	7,250
	St. Charles County Francis Howell R-III School District GO	4.000%	3/1/29	1,500	1,544
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	3.000%	9/1/22	105	105
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	680	694
	St. Louis County School District C-2 Parkway GO	5.000%	3/1/23	100	102
	St. Louis County School District No. R-7 Kirkwood GO	4.000%	2/15/28	4,695	5,164
[5]	St. Louis MO Airport Parking Auto Parking Revenue	5.000%	12/15/22	1,010	1,023
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/25	1,440	1,559
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/26	1,500	1,660
[1,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/23	1,335	1,305
[1,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	1,335	1,232
[1,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,335	1,193
[1,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/27	1,335	1,154
[1,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/28	1,515	1,259

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	1,515	1,210
[1,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/30	1,515	1,161
[1,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/24	1,335	1,270
[1,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/23	1,155	1,129
[1,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/24	1,155	1,098
[1,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/25	1,155	1,066
[1,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/26	1,155	1,033
[1,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/27	1,155	999
[1,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/28	1,310	1,089
[1,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/29	1,310	1,046
[1,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/30	1,310	1,004
	University of Missouri College & University Revenue	5.000%	11/1/26	5,020	5,376
	University of Missouri College & University Revenue VRDO	1.420%	8/4/22	36,960	36,960
					485,480
Montana (0.1%)
	Forsyth MT Industrial Revenue	2.000%	8/1/23	25,330	25,397
	Gallatin County High School District No. 7 Bozeman GO	5.000%	6/1/23	490	504
	Gallatin County High School District No. 7 Bozeman GO	5.000%	12/1/23	515	538
	Gallatin County High School District No. 7 Bozeman GO	5.000%	6/1/24	530	561
	Gallatin County High School District No. 7 Bozeman GO	5.000%	12/1/24	680	730
	Gallatin County High School District No. 7 Bozeman GO	5.000%	6/1/25	565	613
	Gallatin County High School District No. 7 Bozeman GO	5.000%	12/1/25	935	1,028
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/23	560	577
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/24	770	816
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/25	375	407
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	625	634
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	2,075	2,107
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/23	350	354

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	517
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,145	2,233
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	420	446
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	380	408
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	710	788
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	515	582
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	620	719
[1,2]	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.390%	8/4/22	1,485	1,485
	Montana State Board of Regents College & University Revenue	5.000%	11/15/27	180	207
	Montana State Board of Regents College & University Revenue	5.000%	11/15/28	200	233
					41,884
Multiple States (2.4%)
[1,4,14]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue VRDO, SIFMA Municipal Swap Index Yield + 0.210%	1.540%	8/4/22	5,600	5,600
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	1.830%	8/1/22	52,560	52,560
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	1.830%	8/1/22	106,000	106,000
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	1.380%	8/4/22	98,700	98,700
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	1.380%	8/4/22	34,700	34,700
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	1.390%	8/4/22	11,100	11,100
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	1.390%	8/4/22	13,500	13,500
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	1.830%	8/1/22	96,590	96,590
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	1.380%	8/4/22	153,400	153,400
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	1.380%	8/4/22	150,400	150,400
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	1.390%	8/4/22	75,500	75,500
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	1.420%	8/4/22	35,500	35,500
					833,550
Nebraska (0.7%)
[2]	Central Plains Energy Project Natural Gas Revenue	4.000%	8/1/24	1,000	1,029
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/25	6,350	6,732
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/26	195	210
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/27	4,635	4,647
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	50	55

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/32	2,515	2,522
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/42	8,100	8,122
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	1/1/24	3,480	3,589
	Central Plains Energy Project Natural Gas Revenue (Project No.3)	5.000%	9/1/22	600	601
[2]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	125,455	130,124
	Central Plains Energy Project PUT	5.000%	10/1/29	25,000	26,916
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/23	1,025	1,057
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/25	1,015	1,107
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/28	1,515	1,751
[1,2]	Douglas County Educational Facilities College & University Revenue TOB VRDO	1.380%	8/4/22	595	595
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	135	136
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	100	106
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	800	885
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/25	1,100	1,195
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,000	1,008
	Fremont NE Combined Utility System Multiple Utility Revenue	4.000%	7/15/28	2,345	2,586
	Lincoln-Lancaster County Public Building Commission Lease (Non-Terminable) Revenue	5.000%	12/1/24	280	301
	Municipal Energy Agency of Nebraska Electric Power & Light Revenue	5.000%	4/1/26	1,250	1,381
	Municipal Energy Agency of Nebraska Electric Power & Light Revenue	5.000%	4/1/27	1,000	1,128
	Municipal Energy Agency of Nebraska Electric Power & Light Revenue	5.000%	4/1/28	1,000	1,144
	Municipal Energy Agency of Nebraska Electric Power & Light Revenue	5.000%	4/1/29	1,450	1,679
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/22	1,170	1,173
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/26	1,190	1,307
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	3/1/27	1,815	2,008
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/27	1,695	1,891
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/28	605	676
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.000%	9/1/44	895	905
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	9/1/45	7,455	7,445
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.500%	9/1/45	2,480	2,504
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/23	1,030	1,054

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/23	1,330	1,349
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/23	600	609
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/23	600	609
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	1,750	1,831
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/25	350	376
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/25	650	698
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/25	600	644
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	3,490	3,742
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	800	901
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	350	394
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	380	428
Nebraska Public Power District Electric Power & Light Revenue PUT	0.600%	7/1/23	1,500	1,480
Omaha NE GO	5.000%	1/15/25	375	404
Omaha NE GO	5.000%	1/15/26	500	552
Omaha NE Sewer Revenue	4.000%	4/1/28	1,245	1,371
Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/23	2,720	2,757
Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/24	5,505	5,748
Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/25	1,500	1,610
Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/28	2,675	2,859
Sarpy County NE GO	4.000%	6/1/27	2,250	2,425
Sarpy County NE GO	2.000%	6/1/28	2,295	2,237
Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	1,700	1,721
				254,314
Nevada (0.7%)
Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	790	792
Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	750	790
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/23	4,750	4,897
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/24	3,500	3,713
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,245	1,248
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,765	1,870
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	5,540	6,036
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	9,875	11,015
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	250	263
Clark County NV Electric Power & Light Revenue PUT	1.650%	3/31/23	2,500	2,489

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/24	1,040	1,104
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/25	1,230	1,340
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/26	1,125	1,255
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/23	2,500	2,577
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/26	20,665	23,050
[5]	Clark County School District GO	3.000%	6/15/23	365	370
	Clark County School District GO	5.000%	6/15/23	7,835	8,063
[5]	Clark County School District GO	5.000%	6/15/23	3,735	3,847
[5]	Clark County School District GO	5.000%	6/15/23	3,695	3,806
	Clark County School District GO	5.000%	6/15/23	5,820	5,989
	Clark County School District GO	5.000%	6/15/23	1,760	1,784
[5]	Clark County School District GO	3.000%	6/15/24	350	359
[5]	Clark County School District GO	4.000%	6/15/24	3,625	3,741
	Clark County School District GO	5.000%	6/15/24	3,505	3,714
	Clark County School District GO	5.000%	6/15/24	8,230	8,720
[5]	Clark County School District GO	5.000%	6/15/24	7,840	8,322
[5]	Clark County School District GO	5.000%	6/15/24	3,880	4,119
	Clark County School District GO	5.000%	6/15/24	2,415	2,559
[5]	Clark County School District GO	3.000%	6/15/25	415	429
	Clark County School District GO	5.000%	6/15/25	3,900	4,244
	Clark County School District GO	5.000%	6/15/25	8,640	9,403
[5]	Clark County School District GO	5.000%	6/15/25	8,235	8,974
[5]	Clark County School District GO	5.000%	6/15/25	8,145	8,876
	Clark County School District GO	5.000%	6/15/25	3,550	3,863
	Clark County School District GO	5.000%	6/15/25	410	446
	Clark County School District GO	5.000%	6/15/26	6,930	7,628
	Clark County School District GO	5.000%	6/15/26	9,075	10,105
[5]	Clark County School District GO	5.000%	6/15/26	8,545	9,532
[5]	Clark County School District GO	5.000%	6/15/26	8,555	9,543
[5]	Clark County School District GO	5.000%	6/15/26	1,260	1,405
	Clark County School District GO	5.000%	6/15/26	120	134
	Clark County School District GO	5.000%	6/15/26	1,000	1,113
[5]	Clark County School District GO	5.000%	6/15/27	1,220	1,390
[5]	Clark County School District GO	5.000%	6/15/27	1,360	1,549
	Clark County School District GO	5.000%	6/15/27	1,115	1,267
	Clark County School District GO	5.000%	6/15/27	1,000	1,125
	Clark County School District GO	5.000%	6/15/29	780	850
	Clark County Water Reclamation District GO	5.000%	7/1/25	400	437
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	6,300	6,207
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/23	1,365	1,404
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/23	825	849
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/23	770	792
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/24	625	661
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	600	649
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	150	166
[1,2]	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue TOB VRDO	1.360%	8/4/22	5,000	5,000
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/24	440	465

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/26	250	276
	Las Vegas NV GO	5.000%	6/1/24	780	827
	Las Vegas NV Special Improvement District No. 816	2.000%	6/1/23	150	148
	Las Vegas NV Special Improvement District No. 816	2.000%	6/1/25	185	174
	Las Vegas NV Special Improvement District No. 816	2.250%	6/1/27	250	227
	Las Vegas NV Special Improvement District No. 816	2.500%	6/1/29	200	176
	Las Vegas Valley Water District GO	5.000%	2/1/23	1,605	1,633
	Las Vegas Valley Water District GO	5.000%	2/1/24	500	525
	Las Vegas Valley Water District GO	5.000%	6/1/25	475	517
[1,2]	Michigan State Hospital Finance Authority Revenue GO TOB VRDO	1.360%	8/4/22	2,500	2,500
	Nevada COP	5.000%	4/1/26	605	627
	Nevada GO	5.000%	5/1/23	2,075	2,129
[1]	Nevada Housing Division Multi Unit Housing Summit Club TOB VRDO	1.580%	8/4/22	14,250	14,250
	Nevada System of Higher Education College & University Revenue	5.000%	7/1/28	550	632
	North Las Vegas NV	3.500%	6/1/23	125	125
	North Las Vegas NV	3.500%	6/1/24	120	120
	North Las Vegas NV	3.750%	6/1/25	145	146
	North Las Vegas NV	3.750%	6/1/26	180	181
[5]	North Las Vegas NV GO	5.000%	6/1/24	2,810	2,977
[5]	North Las Vegas NV GO	5.000%	6/1/25	2,950	3,203
[5]	North Las Vegas NV GO	5.000%	6/1/26	3,095	3,437
[5]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/25	500	541
[5]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/26	500	554
[5]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/27	700	793
	Reno NV Sales Tax Revenue	5.000%	6/1/23	455	464
[5]	Reno NV Sales Tax Revenue	5.000%	6/1/23	355	364
	Reno NV Sales Tax Revenue	5.000%	6/1/24	250	261
	Reno NV Sales Tax Revenue	5.000%	6/1/25	485	516
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/24	300	315
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/25	350	377
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/26	865	955
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/27	375	423
	Washoe County School District GO	5.000%	6/1/27	125	136
					256,867
New Hampshire (0.1%)
[7]	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/24	835	892
[7]	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/26	950	1,061
	New Hampshire Business Finance Authority Electric Power & Light Revenue PUT	2.800%	10/2/23	5,585	5,629
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	270	275
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	850	943
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	495	504
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	650	734

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	575	585
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	750	854
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	595	603
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	500	576
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, ETM	5.000%	1/1/24	1,015	1,062
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	2,070	2,077
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	925	930
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	412
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	2,355	2,409
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,675	1,732
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,910	2,016
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	1,810	1,889
					25,183
New Jersey (5.1%)
[3]	Atlantic City NJ GO	5.000%	3/1/23	600	611
[5]	Atlantic City NJ GO	5.000%	3/1/23	1,250	1,273
	Atlantic City NJ GO	5.000%	12/1/23	370	373
[3]	Atlantic City NJ GO	5.000%	3/1/24	300	314
[5]	Atlantic City NJ GO	5.000%	3/1/24	1,300	1,362
[3]	Atlantic City NJ GO	5.000%	3/1/25	800	860
[5]	Atlantic City NJ GO	5.000%	3/1/25	750	806
[5]	Atlantic City NJ GO	5.000%	3/1/26	1,115	1,226
[3]	Atlantic County NJ GO	3.000%	10/1/22	810	812
	Avalon Borough NJ BAN GO	2.000%	2/10/23	12,088	12,096
[3]	Belleville Township NJ GO	3.000%	2/1/26	1,615	1,660
[3]	Belleville Township NJ GO	3.000%	2/1/27	1,665	1,720
	Bergen County Improvement Authority Miscellaneous Revenue	3.000%	8/15/22	4,000	4,002
	Bergen County NJ GO	2.000%	6/1/24	460	461
	Bergen County NJ GO	3.000%	12/1/24	2,565	2,640
	Bergen County NJ GO	2.000%	6/1/25	460	461
	Bergen County NJ GO	3.000%	12/1/25	3,865	4,026
	Bergen County NJ GO	3.000%	12/1/26	2,110	2,218
	Bergen County NJ GO	3.000%	12/1/32	1,750	1,768
[3]	Bridgeton NJ GO	3.000%	3/1/25	810	830
	Bridgewater Township NJ BAN GO	1.000%	8/2/22	7,227	7,227
[5]	Buena Regional School District GO	2.000%	6/1/26	1,050	1,036
[5]	Buena Regional School District GO	2.000%	6/1/27	1,375	1,343
[5]	Buena Regional School District GO	2.000%	6/1/28	1,400	1,340
[5]	Buena Regional School District GO	2.000%	6/1/29	1,425	1,336

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Burlington County Bridge Commission Lease (Non- Terminable) Revenue	2.000%	11/10/22	10,700	10,716
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/1/24	450	468
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/1/25	550	580
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	5.000%	4/1/26	975	1,079
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	5.000%	4/1/27	615	696
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	5.000%	4/1/28	410	472
	Camden County Improvement Authority College & University Revenue	5.000%	12/1/22	1,120	1,133
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project)	5.000%	2/15/26	3,715	3,849
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project)	5.000%	2/15/27	2,000	2,068
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/28	1,055	1,089
	Camden County Improvement Authority Lease (Appropriation) Revenue	3.000%	1/15/26	500	512
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	5.000%	1/15/25	550	592
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	5.000%	1/15/26	1,010	1,115
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	5.000%	1/15/27	500	564
	Camden County NJ BAN GO	2.000%	10/17/22	3,485	3,488
	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/22	2,885	2,904
	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/23	535	551
[5]	Clifton Board Of Education GO	2.000%	8/15/27	1,915	1,905
[5]	Clifton Board Of Education GO	2.000%	8/15/28	2,975	2,896
[5]	Clifton Board Of Education GO	2.000%	8/15/29	5,570	5,316
[5]	Clifton Board Of Education GO	2.000%	8/15/30	5,985	5,584
[5]	Cumberland County Improvement Authority Miscellaneous Revenue (Technical High School Project), Prere.	5.000%	9/1/24	90	96
[5]	East Orange NJ GO	4.000%	9/15/26	525	566
	Evesham Township NJ BAN GO	1.000%	9/22/22	2,500	2,498
	Freehold Borough NJ BAN GO	1.000%	8/4/22	5,600	5,600
	Freehold Township NJ BAN GO	1.000%	10/27/22	7,070	7,060
[3]	Garden State Preservation Trust Sales Tax Revenue	5.000%	11/1/22	1,095	1,105
[3]	Glassboro Board of Education GO	3.000%	7/15/23	50	51
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/30	3,910	4,193
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	0.600%	3/1/24	1,160	1,122
[5]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/24	1,250	1,331

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/25	1,835	1,998
[5]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/26	3,580	3,975
[5]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	3.000%	7/1/29	250	251
	Gloucester Township NJ BAN GO	1.000%	8/2/22	3,950	3,950
[3]	Hawthorne School District NJ GO	3.000%	9/1/31	1,350	1,358
	Hoboken NJ GO	1.500%	9/15/22	4,540	4,539
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/25	850	907
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	5.000%	10/1/27	1,050	1,204
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	5.000%	10/1/28	1,000	1,163
	Hudson County NJ GO	3.000%	11/15/23	3,495	3,546
	Hudson County NJ GO	3.000%	11/15/24	3,525	3,610
	Hudson County NJ GO	3.000%	11/15/25	2,205	2,274
	Hudson County NJ GO	3.000%	11/15/26	3,960	4,108
	Hudson County NJ GO	3.000%	11/15/27	4,530	4,710
	Hudson County NJ GO	3.000%	11/15/28	9,000	9,315
[1,2]	Inspira Health Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	1.430%	8/4/22	6,975	6,975
	Jersey City Municipal Utilities Authority Sewer Revenue	3.750%	5/5/23	7,500	7,565
	Jersey City Municipal Utilities Authority Water Revenue	3.750%	5/5/23	7,500	7,546
	Leonia NJ BAN GO	1.000%	8/19/22	3,697	3,696
	Linden NJ BAN GO	1.000%	8/25/22	3,500	3,498
	Lyndhurst Township NJ BAN GO	2.000%	2/3/23	8,781	8,791
	Maplewood Township NJ GO	3.000%	4/1/25	1,240	1,272
	Maplewood Township NJ GO	3.000%	4/1/26	1,195	1,234
	Mercer County NJ GO	4.000%	2/1/29	3,015	3,339
	Mercer County NJ Hamilton Township BAN GO	2.000%	2/14/23	18,746	18,763
	Middlesex County NJ Monroe Township GO	4.000%	1/15/23	765	774
	Middlesex County NJ Monroe Township GO	4.000%	1/15/24	775	800
	Middlesex County NJ Monroe Township GO	4.000%	1/15/25	780	820
	Middlesex County NJ Monroe Township GO	4.000%	5/1/25	300	318
	Middlesex County NJ Monroe Township GO	4.000%	1/15/26	535	572
	Middlesex County NJ Monroe Township GO	4.000%	1/15/27	1,070	1,163
	Middlesex County NJ Monroe Township GO	4.000%	1/15/28	425	466
	Monmouth County NJ BAN GO	4.000%	11/17/22	4,400	4,433
	Morris County NJ GO	3.000%	2/1/25	1,495	1,541
	Morris County NJ GO	3.000%	2/1/26	3,405	3,537
	Morris County NJ GO	3.000%	2/1/27	3,160	3,299
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/22	700	702
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/23	725	749
[3]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/24	450	479
[3]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/25	450	492

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/26	1,250	1,396
[3]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/28	1,030	1,136
	New Jersey Building Authority Lease (Appropriation) Revenue	5.000%	6/15/23	825	848
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	10,100	10,376
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	6,395	6,570
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	16,000	16,437
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	115	118
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/23	7,000	7,201
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/24	4,220	4,296
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	3,575	3,761
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	140	147
[3]	New Jersey Economic Development Authority Appropriations Revenue	3.000%	7/1/24	2,705	2,737
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	1,790	1,879
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/25	16,075	16,356
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	3,580	3,761
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	340	365
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	235	252
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/25	15,000	16,442
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	2,900	2,949
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	5,735	5,984
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	21,860	23,385
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	555	607
[11]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	15,000	16,811
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/27	285	290
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/27	270	282
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/27	410	454
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	1,930	2,164
[4]	New Jersey Economic Development Authority Appropriations Revenue	2.930%	3/1/28	500	500
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/28	500	559
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	9/1/22	780	782

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	3/1/23	505	515
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	3/1/23	5,270	5,376
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/26	665	746
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	1,050	1,212
[5]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/23	2,800	2,877
[5]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/24	1,130	1,194
[5]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/25	1,105	1,198
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/22	7,775	7,797
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/23	12,000	12,429
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	12,000	12,698
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	25,500	27,530
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	8,250	9,055
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	1,275	1,278
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	2,540	2,720
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,750	2,792
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.375%	1/1/24	265	265
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/22	1,110	1,119
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/23	4,000	4,109
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/23	1,500	1,557
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/24	4,000	4,208
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/24	11,500	12,169
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/25	2,500	2,682
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	595	622
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	20,155	22,211
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	4.000%	6/15/25	900	937
[3]	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/28	5,015	5,639
[3]	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/30	5,450	6,059
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/24	2,945	3,098
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/25	8,200	8,798

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	New Jersey Economic Development Authority Lease Revenue TOB VRDO	1.360%	8/4/22	7,500	7,500
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/23	500	501
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/24	1,150	1,154
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/25	1,950	1,958
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/27	1,000	1,016
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,000	1,001
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/25	2,540	2,544
	New Jersey Economic Development Authority Revenue	5.250%	4/1/26	500	545
	New Jersey Economic Development Authority Revenue (St. Police Barracks Project)	5.000%	6/15/23	200	205
[3]	New Jersey Educational Facilities Authority	5.000%	7/1/28	2,445	2,664
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/1/23	200	205
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/23	465	478
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/24	4,920	5,176
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/25	4,000	4,194
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/23	3,075	3,173
[5]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	1,190	1,256
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	250	264
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,685	1,818
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	3,000	3,235
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,790	1,931
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	460	496
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	100	108
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	2,885	3,160
[5]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,375	1,516
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	2,500	2,750
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	685	745
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	220	243
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	625	658
[5]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	1,000	1,123
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	575	605
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	500	550

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	525	563
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	125	134
[5]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	335	376
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	2,000	2,175
[5]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	475	518
[5]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	500	569
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	100	105
[5]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	325	374
[5]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	750	871
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	4,000	4,335
[5]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	755	816
[5]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	165	179
[5]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	335	369
[3]	New Jersey Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/23	3,955	4,080
	New Jersey Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/23	1,000	1,032
	New Jersey GO	5.250%	8/1/22	510	510
	New Jersey GO	4.000%	6/1/23	19,680	20,058
	New Jersey GO	5.000%	6/1/23	745	765
	New Jersey GO	5.000%	6/1/23	1,775	1,824
	New Jersey GO	5.000%	6/1/23	1,000	1,027
	New Jersey GO	5.000%	6/1/24	27,500	29,082
	New Jersey GO	2.000%	6/1/25	3,000	2,987
	New Jersey GO	5.000%	6/1/25	35,580	38,529
	New Jersey GO	5.000%	6/1/25	1,670	1,808
	New Jersey GO	2.000%	6/1/26	2,000	1,969
	New Jersey GO	5.000%	6/1/26	11,710	12,931
	New Jersey GO	5.000%	6/1/27	58,640	66,124
	New Jersey GO	2.000%	6/1/28	17,990	17,129
	New Jersey GO	5.000%	6/1/28	38,650	44,185
	New Jersey GO	5.000%	6/1/29	7,655	8,857
	New Jersey GO	4.000%	6/1/30	6,985	7,675
	New Jersey GO, Prere.	4.000%	6/1/23	1,420	1,448
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/22	1,500	1,509
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/24	3,380	3,570
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/27	2,500	2,772
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	3,000	3,083

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	240	247
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,640	1,685
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,000	2,060
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	3,000	3,155
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	300	316
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,030	1,092
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,600	2,735
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	1,105	1,158
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	250	269
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,900	2,067
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,125	2,286
[5]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,380	2,557
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,400	2,626
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,605	2,829
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,170	2,419
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	4,400	4,814
[5]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,800	1,930
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,605	1,785
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	710	729
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	875	910
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	500	545

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/28	600	616
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,410	3,535
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	6,515	6,835
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	1,485	1,568
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	15,000	16,126
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	11,590	12,644
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.440%	8/4/22	12,975	12,975
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/23	955	984
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/24	55	58
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	500	553
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	1,000	1,107
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	3,550	3,902
[5]	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	3.500%	9/15/31	525	527
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/23	170	176
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/24	8,000	8,226
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/27	5,525	5,665
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/24	2,750	2,958
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/25	4,950	5,425
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/26	3,500	3,900
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.375%	12/1/29	1,830	1,830
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.350%	12/1/22	2,650	2,648
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.500%	5/1/23	3,085	3,078
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.500%	11/1/23	1,500	1,473

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.650%	5/1/24	2,000	1,951
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/24	3,500	3,395
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.900%	11/1/25	2,500	2,395
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/48	12,790	13,327
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	35,120	35,692
[4]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 1.200%	2.530%	11/1/28	10,000	10,083
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/22	3,250	3,257
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/23	5,560	5,705
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/24	11,610	12,241
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/25	1,465	1,579
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/23	750	771
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/24	750	789
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/25	1,000	1,073
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/25	3,375	3,621
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	4,000	4,377
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	3,000	3,283
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/27	4,000	4,431
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/27	9,000	9,969
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/28	6,500	7,264
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/28	11,685	13,058
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	3,750	3,798
[11]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	5,465	5,536
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	1,125	1,140
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	575	583
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	4,175	4,236
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	10,585	10,868
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	9,000	9,240

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	1,675	1,743
[11]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	240	251
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	1,430	1,493
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	7,265	7,659
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	5,365	5,707
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	4,770	5,074
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	500	457
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	415	379
[11]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	4,420	4,068
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	14,000	15,173
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	3,345	3,625
[11]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,120	1,895
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	10,415	9,229
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	13,250	14,635
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	25,900	28,432
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	7,975	8,699
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	150	164
[11]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,815	1,510
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	950	781
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,890	1,553
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	13,440	14,513
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	11,000	11,518
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	2,500	2,569
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/24	75	79
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	1,110	1,139
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/26	390	407
[1,2]	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue TOB VRDO	1.370%	8/4/22	10,380	10,380
[8]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/23	4,000	4,135
[11]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/22	1,135	1,150

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/22	22,000	22,304
[8]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/22	150	152
[5]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/23	4,315	4,521
[9,11]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	250	238
	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/25	350	324
[9,11]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	855	772
[9,15]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/27	1,370	1,200
[9,11]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/28	1,240	1,048
[1,2]	New Jersey Transportation Trust Fund Authority Transportation Program Appropriations Revenue TOB VRDO	1.360%	8/4/22	12,050	12,050
[1,2,3]	New Jersey Transportation Trust Fund Authority Transportation Program Appropriations Revenue TOB VRDO	1.360%	8/5/22	6,720	6,720
[1,2]	New Jersey Transportation Trust Fund Authority Transportation Program General Fund Revenue TOB VRDO	1.410%	8/5/22	24,750	24,750
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/25	5,185	5,570
[11]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	1,335	1,450
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	16,785	18,572
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	625	660
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	2,170	2,291
[4]	New Jersey Turnpike Authority Highway Revenue PUT, 1M USD LIBOR + 0.750%	1.949%	1/1/23	1,380	1,380
[1,2,5]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	1.390%	8/4/22	3,250	3,250
[1,2]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	1.480%	8/4/22	12,000	12,000
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	1,550	1,573
	New Providence Borough NJ	4.000%	7/27/23	4,500	4,551
	Newark Board of Education GO	5.000%	7/15/23	150	155
	Newark Board of Education GO	5.000%	7/15/24	250	264
[3]	Newark Board of Education GO	5.000%	7/15/25	125	136
[3]	Newark Board of Education GO	5.000%	7/15/26	150	167
[3]	Newark Board of Education GO	5.000%	7/15/27	1,525	1,726
[3]	Newark Board of Education GO	5.000%	7/15/28	350	402
	Newark NJ GO	5.000%	10/1/22	850	854
	Newark NJ GO	5.000%	10/1/22	580	583
[5]	Newark NJ GO	5.000%	10/1/23	1,000	1,035
[5]	Newark NJ GO	5.000%	10/1/23	275	285
[5]	Newark NJ GO	5.000%	10/1/24	1,000	1,062
[5]	Newark NJ GO	5.000%	10/1/24	325	345
[5]	Newark NJ GO	5.000%	10/1/25	1,000	1,088
[5]	Newark NJ GO	5.000%	10/1/25	300	326
[5]	Newark NJ GO	5.000%	10/1/26	1,750	1,946
[5]	Newark NJ GO	5.000%	10/1/27	1,000	1,134
[5]	Newark NJ GO	5.000%	10/1/28	2,000	2,299

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	North Hudson NJ Sewerage Authority Lease Revenue, ETM	0.000%	8/1/25	9,000	8,420
	Ocean City NJ GO	4.000%	9/15/26	2,855	3,095
	Parsippany-Troy Hills Township NJ BAN GO	1.000%	11/9/22	17,700	17,672
	Passaic County NJ GO	1.250%	11/1/22	700	700
[3]	Perth Amboy NJ GO	5.000%	3/15/23	300	306
[3]	Perth Amboy NJ GO	5.000%	3/15/24	250	263
[3]	Perth Amboy NJ GO	5.000%	3/15/25	250	269
[3]	Perth Amboy NJ GO	5.000%	3/15/26	250	276
[3]	Perth Amboy NJ GO	3.000%	3/15/27	1,500	1,560
[3]	Perth Amboy NJ GO	5.000%	3/15/27	1,930	2,177
[3]	Perth Amboy NJ GO	3.000%	3/15/28	2,400	2,498
[3]	Perth Amboy NJ GO	5.000%	3/15/28	555	637
[3]	Perth Amboy NJ GO	4.000%	3/15/29	1,215	1,335
[3]	Perth Amboy NJ GO	5.000%	3/15/29	1,500	1,747
[3]	Plainfield Board of Education GO	5.000%	8/1/26	2,115	2,371
	Princeton NJ GO	2.000%	8/15/24	1,490	1,498
[7]	Secaucus NJ	4.000%	8/4/23	18,584	18,829
	Secaucus NJ BAN GO	1.000%	8/5/22	14,380	14,379
	Somerset Hills School District GO	4.000%	3/15/26	1,355	1,453
	South Harrison Township School District GO	4.000%	1/15/28	775	813
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/22	5,200	5,247
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/22	895	903
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	935	974
[5]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/24	485	519
[5]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/25	530	581
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/25	400	418
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/26	265	277
[5]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/26	1,090	1,217
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/27	990	1,031
[5]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	1,000	1,143
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	4,500	4,539
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	3,400	3,429
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	2,000	2,017
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	3,025	3,100
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/24	8,285	8,706
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	11,140	11,959
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	4,750	5,194
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	3.200%	6/1/27	65	65
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	3,140	3,452

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,000	2,170
	Toms River Board of Education GO	2.000%	7/15/27	1,810	1,776
	Township of Livingston NJ GO	1.500%	12/14/22	1,855	1,853
	Township of Maplewood NJ	4.000%	7/27/23	8,300	8,416
	Township of Scotch Plains NJ GO	2.000%	12/2/22	3,100	3,103
	Township of West Caldwell NJ GO	1.500%	12/9/22	8,850	8,841
[5]	Trenton NJ GO	4.000%	7/15/23	1,555	1,589
[5]	Trenton NJ GO	5.000%	8/1/23	705	728
[5]	Trenton NJ GO	5.000%	8/1/24	695	737
[5]	Trenton NJ GO	5.000%	8/1/25	1,650	1,796
[5]	Trenton NJ GO	2.000%	7/15/26	2,135	2,131
[5]	Trenton NJ GO	2.000%	7/15/27	1,080	1,073
[5]	Trenton NJ GO	2.000%	7/15/28	1,090	1,060
[5]	Union City NJ GO	2.250%	8/1/26	500	498
	Union County NJ GO	4.000%	3/1/28	1,335	1,468
	Union County NJ GO	4.000%	3/1/29	1,465	1,621
	Union County NJ GO	4.000%	3/1/30	4,415	4,893
[1,2]	Union County NJ Improvements Authority Lease (Appropriation) Revenue TOB VRDO	1.360%	8/4/22	2,000	2,000
	Union Township Board of Education GO	5.000%	1/1/23	555	563
	Union Township Board of Education GO	5.000%	1/1/24	555	580
	Union Township Board of Education GO	5.000%	1/1/25	550	591
	Union Township Board of Education GO	5.000%	1/1/26	525	578
	Union Township Board of Education GO	5.000%	1/1/27	1,045	1,178
	Verona Township Board of Education GO	2.000%	3/1/25	1,250	1,246
	Verona Township Board of Education GO	2.000%	3/1/26	1,450	1,430
	Verona Township Board of Education GO	2.000%	3/1/27	1,500	1,463
	Verona Township NJ BAN GO	1.000%	10/28/22	5,300	5,291
[5]	Vineland NJ GO	3.000%	10/1/27	1,225	1,267
[5]	Vineland NJ GO	3.000%	10/1/28	585	599
	Woodbridge Township NJ BAN GO	1.000%	10/14/22	15,500	15,481
	Woodbridge Township NJ BAN GO	3.000%	3/17/23	43,935	44,264
					1,763,215
New Mexico (0.9%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/22	225	225
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/22	925	925
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	150	155
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	1,150	1,190
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/24	125	133
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/25	235	257
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/26	125	140
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/27	400	459
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/28	640	746
	Farmington NM Electric Power & Light Revenue	1.800%	4/1/29	12,580	11,346
	Farmington NM Electric Power & Light Revenue (Corners Project)	1.800%	4/1/29	17,020	15,350
	Farmington NM Electric Power & Light Revenue (Four Corners Project)	1.800%	4/1/29	15,050	13,573

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Farmington NM Electric Power & Light Revenue PUT	0.875%	10/1/26	2,465	2,223
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/23	40,060	41,268
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/25	9,205	10,042
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/28	15,000	17,478
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	10,000	11,825
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/23	40	41
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/25	1,160	1,266
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/27	3,000	3,442
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/23	110	113
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/25	1,475	1,608
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/26	3,385	3,792
	New Mexico GO	5.000%	3/1/28	7,105	8,250
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	300	307
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	500	524
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	500	535
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,160	1,265
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,500	1,651
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	9,865	10,720
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	1.470%	8/4/22	9,380	9,380
	New Mexico Mortgage Finance Authority	3.500%	7/1/50	3,075	3,128
[7]	New Mexico Mortgage Finance Authority	5.250%	3/1/53	1,735	1,918
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/51	1,090	1,089
[2]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	77,535	82,507
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/27	32,185	36,936
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/29	10,000	11,869
[1]	Winrock Town Center Tax Increment Development District No. 1 Tax Allocation Revenue	3.750%	5/1/28	1,075	1,024
					308,700
New York (15.7%)
	Albany City School District BAN GO	4.000%	6/29/23	15,580	15,795
	Albany County NY GO	5.000%	11/1/22	965	974

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Albany NY BAN GO	2.250%	3/24/23	6,500	6,519
	Amherst Development Corp. Local or Guaranteed Housing Revenue	5.000%	10/1/22	1,000	1,005
[5]	Amherst Development Corp. Local or Guaranteed Housing Revenue	5.000%	10/1/24	1,000	1,066
	Amherst NY BAN GO	1.500%	11/4/22	8,000	7,997
	Battery Park City Authority Miscellaneous Revenue VRDO	1.440%	8/4/22	35,700	35,700
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue (Jeffersons Ferry Project)	5.000%	11/1/22	500	503
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue (Jeffersons Ferry Project)	5.000%	11/1/23	710	728
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/23	3,720	3,784
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/24	2,130	2,195
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	3,000	3,129
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	500	526
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/27	7,350	7,736
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/28	2,350	2,464
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/24	615	610
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.500%	7/1/25	455	453
[5]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	750	825
[5]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,000	1,122
[5]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	2,570	2,929
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	165	166
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,405	2,473
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	650	674
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	350	363
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	590	609
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	245	252
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/24	120	122

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/25	130	133
Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/26	100	102
Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/27	100	103
Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/28	100	102
Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/29	220	224
Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), Prere.	5.000%	7/1/24	350	371
Build NYC Resource Corp. Miscellaneous Revenue, Prere.	3.250%	8/1/25	460	478
Carmel NY BAN GO	1.250%	9/30/22	4,000	3,998
Clarence Central School District	4.000%	7/26/23	1,440	1,463
Connetquot Central School District of Islip	3.500%	7/26/23	17,630	17,834
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/23	460	471
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/24	100	105
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/24	490	512
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/25	920	980
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/25	100	107
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/25	505	538
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/26	175	189
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/26	530	574
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/27	1,000	1,097
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/27	200	219
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/27	560	614
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/28	200	221
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/28	685	756
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/29	390	433
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/30	405	451
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/23	500	512
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/24	1,360	1,422
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/26	430	465
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,955	2,115
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,750	1,941

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/29	625	619
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,070	3,434
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,775	1,975
East Islip Union Free School District GO	3.500%	6/27/23	20,800	20,951
Erie County Industrial Development Agency Intergovernmental Agreement Revenue	5.000%	5/1/30	1,140	1,279
Erie County Industrial Development Agency Lease (Non-Terminable) Revenue (City School District Buffalo Project)	5.000%	5/1/27	2,000	2,275
Erie County Industrial Development Agency Lease Revenue (City School District Buffalo Project)	5.000%	5/1/28	720	787
Fairport Central School District	3.500%	7/21/23	21,635	21,913
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	150	155
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	475	508
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	400	441
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	665	739
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	500	560
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	600	679
Hempstead NY BAN GO	0.500%	10/28/22	8,600	8,579
Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	9/1/25	630	649
Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/28	300	337
Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	10/1/28	275	290
Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/27	790	808
Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/27	750	836
Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/28	845	954
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/23	1,435	1,470
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/23	275	282
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/24	290	303
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/25	1,575	1,674
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/25	305	324

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/26	320	345
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/27	335	367
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/22	100	100
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/22	1,040	1,043
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	20,850	19,982
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/25	1,000	1,003
[5]	Long Island Power Authority Electric Power & Light Revenue	0.000%	12/1/25	2,895	2,678
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/26	11,630	11,661
[5]	Long Island Power Authority Electric Power & Light Revenue	0.000%	12/1/26	2,375	2,140
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	450	451
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	47,500	46,528
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	61,615	57,863
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	9,020	8,486
[4]	Long Island Power Authority Electric Power & Light Revenue PUT, 1M USD LIBOR + 0.750%	1.949%	10/1/23	2,500	2,500
	Long Island Power Authority Electric Power & Light Revenue, ETM	5.000%	9/1/22	750	752
	Long Island Power Authority Electric Power & Light Revenue, ETM	5.000%	9/1/22	100	100
	Long Island Power Authority Electric Power & Light Revenue, ETM	5.000%	9/1/22	1,025	1,028
	Mahopac Central School District	4.000%	7/28/23	6,369	6,462
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/24	125	134
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/24	440	471
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/24	5,565	5,770
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/25	770	845
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/26	235	254
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	1,100	1,235
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/27	1,400	1,556
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	3,565	4,017
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/33	1,020	1,141
[2]	Metropolitan Transportation Authority Fuel Sales Tax Revenue VRDO	1.910%	8/1/22	16,100	16,100
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/23	1,400	1,414
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/24	800	808

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	380	384
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	4,860	4,906
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	3.000%	11/15/28	10,000	10,021
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/31	1,000	1,009
[4]	Metropolitan Transportation Authority PUT	1.698%	11/1/22	1,960	1,954
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/22	100	101
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	2,455	2,480
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	5,220	5,272
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	1,670	1,687
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	1,240	1,252
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	1,685	1,702
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	200	202
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	3,280	3,311
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	38,410	39,920
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	2,215	2,302
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	600	624
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	875	909
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	550	555
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/1/24	1,730	1,743
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	9,765	9,848
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	510	540
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,250	1,322
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	32,000	33,854
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	5,795	6,131
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,580	1,672
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,850	1,957
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	16,010	16,142
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	3,685	3,715
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	8,425	9,031
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,640	2,830
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	28,115	30,136

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	4,580	4,909
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	975	1,045
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,040	2,187
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,540	1,642
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	700	750
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/1/26	12,105	12,210
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	21,510	21,683
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	1,580	1,720
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	350	381
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	455	495
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	18,075	19,676
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	250	272
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	1,775	1,902
[5]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/26	20,000	22,093
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	4,850	5,340
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	3,225	3,258
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	3,010	3,314
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,750	1,927
	Metropolitan Transportation Authority Transit Revenue	3.125%	11/15/28	1,000	989
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,080	2,099
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,585	2,854
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,735	1,880
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,000	2,208
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,390	1,495
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	29,640	29,921
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,020	1,097
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	3,175	3,204
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	10,180	10,262
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	4,175	4,215
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	2,375	2,390

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	9/1/22	15,705	15,750
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	2/1/23	62,970	63,949
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/22	55,525	56,023
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	23,555	24,519
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	20,000	21,003
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	34,135	35,894
[4]	Metropolitan Transportation Authority Transit Revenue PUT, 1M USD LIBOR + 0.550%	1.698%	11/1/22	1,000	997
[4,5]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	1.575%	4/1/24	6,610	6,511
[4,5]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	2.078%	4/1/24	12,965	12,772
[4,5]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.800%	1.825%	4/1/26	3,000	2,909
[4]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.430%	1.760%	2/1/25	9,500	9,374
[4]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	1.780%	11/15/22	15,250	15,216
[4]	Metropolitan Transportation Authority Transit Revenue PUT, SOFR + 0.330%	1.858%	4/1/24	10,450	10,202
[1,2]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	1.370%	8/4/22	18,230	18,230
[1,2,5]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	1.450%	8/4/22	3,600	3,600
[1,2]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	1.380%	8/5/22	4,000	4,000
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	1.410%	8/4/22	43,400	43,400
[4]	Metropolitan Transportation Authority Transit Revenue, SOFR + 0.400%	1.928%	11/1/23	6,865	6,763
	Monroe County Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	225	239
	Monroe County Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	360	373
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/23	300	308
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/26	500	556
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/27	500	569
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/24	1,420	1,502
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/25	1,700	1,845
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/25	720	783
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/25	400	435
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/23	1,100	1,134
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/23	1,115	1,149

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	450	490
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/26	610	680
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/27	400	456
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/28	800	924
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	240	243
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	335	348
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,200	1,262
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	500	535
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,605	1,746
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,700	1,873
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	445	494
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	550	564
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,000	3,142
	Nassau County NY GO	5.000%	10/1/22	120	121
[5]	Nassau County NY GO	5.000%	7/1/25	1,860	2,026
[5]	Nassau County NY GO	5.000%	7/1/26	1,000	1,116
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	3,110	3,110
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	2,400	2,476
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	2,660	2,815
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,765	4,082
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	5,925	6,569
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	9,405	10,631
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,290	2,619
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/24	320	326
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	450	472
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/25	735	774

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,155	2,322
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/26	2,560	2,655
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	2,295	2,534
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/27	2,500	2,714
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	2,750	3,104
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/28	5,000	5,483
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	4,750	5,455
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,915	2,228
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/25	1,500	1,546
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/31	8,135	7,829
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	2/15/48	5,000	4,914
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.750%	7/3/23	24,920	24,746
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	7/3/23	2,605	2,605
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/29/23	42,775	42,853
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/29/23	4,450	4,458
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.100%	5/1/24	13,895	13,569
[12]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	11/1/24	500	478
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.125%	11/1/24	7,655	7,421
[12]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	14,615	13,832
[12]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	19,150	18,004
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	5,000	4,715
[12]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	20,480	19,239
[5]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/24	1,135	1,182
[5]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/25	1,080	1,150
[5]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/26	585	636
[5]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/27	1,500	1,660
[5]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/28	1,250	1,402
[5]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/29	3,950	4,467
[5]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/30	3,250	3,703
[5]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/31	4,000	4,368

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[16]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/26	5,000	4,542
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/26	20,050	21,595
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/26	2,000	2,239
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/28	6,480	7,337
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	10,900	12,681
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	5,400	6,374
	New York City Municipal Water Finance Authority Water Revenue VRDO	1.900%	8/1/22	17,130	17,130
	New York City Municipal Water Finance Water Revenue VRDO	1.860%	8/1/22	36,510	36,510
[2]	New York City Municipal Water Finance Water Revenue VRDO	1.970%	8/1/22	59,380	59,380
[1,2]	New York City NY GO TOB VRDO	1.930%	8/1/22	4,935	4,935
[1,2]	New York City NY Transitional Finance Authority Building Aid Income Tax Revenue TOB VRDO	1.360%	8/4/22	3,770	3,770
[1,2]	New York City NY Transitional Finance Authority Building Aid Income Tax Revenue TOB VRDO	1.360%	8/4/22	4,525	4,525
[1,2]	New York City NY Transitional Finance Authority Building Aid Income Tax Revenue TOB VRDO	1.360%	8/4/22	1,120	1,120
[1,2]	New York City NY Transitional Finance Authority Building Aid Income Tax Revenue TOB VRDO	1.360%	8/4/22	4,320	4,320
[1,2]	New York City NY Transitional Finance Authority Income Tax Revenue TOB VRDO	1.360%	8/4/22	3,940	3,940
[1,2]	New York City NY Transitional Finance Authority Income Tax Revenue TOB VRDO	1.360%	8/4/22	8,760	8,760
[1,2]	New York City Transitional Finance Authority Building Aid Appropriations Revenue VRDO	1.360%	8/4/22	6,000	6,000
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/24	665	667
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/25	8,235	9,075
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/26	1,875	2,113
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/27	825	904
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/27	1,000	1,003
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/27	3,000	3,447
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	500	501
	New York City Transitional Finance Authority Future Tax Secured	5.000%	2/1/32	5,000	5,450
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	125	126
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	6,040	6,094
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	4,000	4,172
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	5,570	5,935

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	575	589
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/25	3,875	4,243
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	12,500	13,776
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	7,235	7,973
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,200	2,425
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/26	570	611
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/26	500	523
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/26	100	112
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	12,000	13,526
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	8,875	10,003
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	12,500	14,089
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/27	100	104
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/27	2,300	2,504
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/27	1,090	1,191
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	3,500	4,004
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	12,000	13,729
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	765	784
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	12,505	14,367
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	13,280	15,257
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	2,000	2,298
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	5,000	5,744
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	16,000	18,382
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/28	735	769
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/28	1,140	1,312
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/28	2,000	2,311
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	4,125	4,365
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	25,140	29,149
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	3,775	4,377
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	4,275	4,957
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	8,605	10,018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	6,235	7,259
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	2,345	2,596
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	12,400	14,620
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	645	650
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	1,000	1,160
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	1,920	2,103
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	1,225	1,295
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	5,290	5,862
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	5,000	5,566
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	30,000	32,309
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	1.360%	8/4/22	3,610	3,610
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.890%	8/1/22	13,000	13,000
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.420%	8/4/22	17,430	17,430
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/26	1,900	2,130
[1,2]	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue TOB VRDO	1.930%	8/1/22	25,100	25,100
	New York City Trust for Cultural Resources Recreational Revenue	5.000%	12/1/26	1,910	2,149
	New York City Water & Sewer System Sewer Revenue VRDO	1.970%	8/1/22	1,275	1,275
	New York City Water & Sewer System Water Revenue	5.000%	6/15/27	16,650	18,384
	New York City Water & Sewer System Water Revenue VRDO	1.880%	8/1/22	14,200	14,200
	New York City Water & Sewer System Water Revenue VRDO	1.890%	8/1/22	11,585	11,585
	New York City Water & Sewer System Water Revenue VRDO	1.900%	8/1/22	10,220	10,220
	New York City Water & Sewer System Water Revenue VRDO	1.410%	8/4/22	34,925	34,925
	New York City Water & Sewer System Water Revenue VRDO	1.420%	8/4/22	10,410	10,410
	New York City Water & Sewer System Water Revenue VRDO	1.420%	8/4/22	11,900	11,900
	New York City Water & Sewer System Water Revenue VRDO	1.580%	8/4/22	4,150	4,150
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/22	2,615	2,641
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/23	525	546
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/24	4,625	4,930

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/24	1,195	1,269
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/26	100	109
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/27	4,460	4,832
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,250	1,352
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/30	430	464
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/34	1,000	1,067
[1,2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue TOB VRDO	1.630%	8/4/22	5,200	5,200
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.000%	6/1/25	845	887
	New York GO VRDO	1.890%	8/1/22	48,165	48,165
[1,2]	New York Liberty Development Corp. Economic Development Revenue TOB VRDO	1.390%	8/4/22	2,820	2,820
[1,2]	New York Liberty Development Corp. Economic Development Revenue TOB VRDO	1.390%	8/4/22	1,285	1,285
[1,2]	New York Liberty Development Corp. Economic Development Revenue TOB VRDO	1.390%	8/4/22	4,000	4,000
[1,2]	New York Liberty Development Corp. Economic Development Revenue TOB VRDO	1.390%	8/4/22	8,320	8,320
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	10,000	9,508
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	6,825	6,285
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	25,670	23,705
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.700%	11/15/30	2,500	2,170
	New York Local or Guaranteed Housing Revenue	3.250%	10/1/50	5,740	5,784
	New York Mortgage Agency Local or Guaranteed Housing Revenue	1.000%	4/1/27	610	574
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.000%	4/1/27	1,380	1,339
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.100%	10/1/27	750	728
	New York Mortgage Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	1,000	1,127
	New York Mortgage Agency Local or Guaranteed Housing Revenue	1.300%	4/1/28	1,250	1,165
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.200%	4/1/28	585	567
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.250%	10/1/28	1,020	985
	New York Mortgage Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	1,000	1,135
	New York Mortgage Agency Local or Guaranteed Housing Revenue	1.550%	4/1/29	1,375	1,266
	New York Mortgage Agency Local or Guaranteed Housing Revenue	5.000%	10/1/29	1,000	1,138
	New York Mortgage Agency Local or Guaranteed Housing Revenue	4.000%	4/1/40	1,950	1,990
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.625%	4/1/41	110	110

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.500%	10/1/47	6,395	6,467
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.250%	10/1/51	10,000	10,027
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.500%	10/1/52	5,135	5,216
	New York NY	5.000%	8/1/27	5	5
	New York NY GO	5.000%	8/1/22	14,715	14,715
	New York NY GO	5.000%	8/1/22	7,685	7,685
	New York NY GO	5.000%	8/1/22	1,510	1,510
	New York NY GO	5.000%	8/1/22	41,005	41,005
	New York NY GO	5.000%	8/1/22	4,050	4,050
	New York NY GO	5.000%	8/1/22	12,980	12,980
	New York NY GO	5.000%	8/1/22	6,165	6,165
	New York NY GO	5.000%	8/1/22	5,085	5,085
	New York NY GO	5.000%	8/1/22	23,580	23,580
	New York NY GO	5.000%	8/1/23	1,025	1,044
	New York NY GO	5.000%	8/1/23	2,455	2,540
	New York NY GO	5.000%	8/1/23	10,030	10,377
	New York NY GO	5.000%	8/1/23	14,930	15,446
	New York NY GO	5.000%	8/1/23	31,445	32,533
	New York NY GO	5.000%	8/1/23	21,030	21,757
	New York NY GO	5.000%	8/1/23	1,050	1,086
	New York NY GO	5.000%	8/1/23	890	921
	New York NY GO	5.000%	8/1/23	1,000	1,003
	New York NY GO	5.000%	12/1/23	1,000	1,045
	New York NY GO	4.000%	8/1/24	155	162
	New York NY GO	5.000%	8/1/24	720	767
	New York NY GO	5.000%	8/1/24	5,565	5,930
	New York NY GO	5.000%	8/1/24	6,330	6,745
	New York NY GO	5.000%	8/1/24	31,170	33,213
	New York NY GO	5.000%	8/1/24	3,335	3,554
	New York NY GO	5.000%	8/1/24	200	213
	New York NY GO	5.000%	8/1/24	44,605	47,528
	New York NY GO	5.000%	8/1/24	1,695	1,750
	New York NY GO	5.000%	8/1/24	1,550	1,600
	New York NY GO	5.000%	8/1/25	2,075	2,201
	New York NY GO	5.000%	8/1/25	1,745	1,878
	New York NY GO	5.000%	8/1/25	22,630	24,764
	New York NY GO	5.000%	8/1/25	49,670	54,354
	New York NY GO	5.000%	8/1/25	2,300	2,517
	New York NY GO	5.000%	8/1/25	1,755	1,807
	New York NY GO	5.000%	8/1/25	4,110	4,231
	New York NY GO	5.000%	8/1/25	3,320	3,633
[6]	New York NY GO	5.000%	12/1/25	2,000	2,142
	New York NY GO	5.000%	3/1/26	1,035	1,148
	New York NY GO	5.000%	8/1/26	3,425	3,838
	New York NY GO	5.000%	8/1/26	4,075	4,566
	New York NY GO	5.000%	8/1/26	100	109
	New York NY GO	5.000%	8/1/26	1,070	1,199
	New York NY GO	5.000%	8/1/26	3,185	3,569
	New York NY GO	5.000%	8/1/26	3,260	3,653
	New York NY GO	5.000%	8/1/26	1,590	1,594
	New York NY GO	5.000%	8/1/26	400	401
	New York NY GO	5.000%	4/1/27	2,280	2,596
	New York NY GO	5.000%	8/1/27	1,350	1,508
	New York NY GO	5.000%	8/1/27	30,000	34,416
	New York NY GO	5.000%	8/1/27	46,000	52,771

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.000%	8/1/27	5,065	5,811
	New York NY GO	5.000%	8/1/27	295	338
	New York NY GO	5.000%	4/1/28	1,500	1,737
	New York NY GO	5.000%	8/1/28	1,000	1,030
	New York NY GO	5.000%	8/1/28	22,500	26,184
	New York NY GO	5.000%	8/1/28	2,725	3,171
	New York NY GO	5.000%	8/1/28	10,455	12,167
	New York NY GO	5.000%	8/1/28	4,115	4,789
	New York NY GO	5.000%	4/1/29	2,000	2,346
	New York NY GO	5.000%	8/1/29	1,215	1,433
	New York NY GO	5.000%	8/1/29	12,765	15,052
	New York NY GO	5.000%	8/1/30	450	497
	New York NY GO	5.000%	8/1/30	525	556
	New York NY GO	5.000%	8/1/30	1,640	1,958
	New York NY GO	5.000%	11/1/30	3,065	3,671
	New York NY GO	5.000%	8/1/31	1,735	1,836
	New York NY GO PUT	5.000%	8/1/38	30,000	30,677
[1,2]	New York NY GO TOB VRDO	1.360%	8/4/22	5,950	5,950
[1,2]	New York NY GO TOB VRDO	1.360%	8/4/22	6,665	6,665
[1,2]	New York NY GO TOB VRDO	1.360%	8/4/22	3,400	3,400
	New York NY GO VRDO	1.750%	8/1/22	17,050	17,050
[2]	New York NY GO VRDO	1.890%	8/1/22	11,530	11,530
	New York NY GO VRDO	1.900%	8/1/22	21,000	21,000
	New York NY GO VRDO	1.930%	8/1/22	7,050	7,050
	New York NY GO VRDO	1.720%	5/1/52	34,335	34,335
	New York NY GO, Prere.	5.000%	8/1/22	9,990	9,990
	New York NY GO, Prere.	5.000%	8/1/22	1,000	1,000
	New York NY GO, Prere.	5.000%	8/1/22	8,020	8,020
	New York NY GO, Prere.	5.000%	8/1/22	4,410	4,410
[5]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/29	2,255	2,672
	New York State Bridge Authority Highway Revenue	5.000%	1/1/23	535	543
	New York State Bridge Authority Highway Revenue	5.000%	1/1/24	550	576
	New York State Bridge Authority Highway Revenue	5.000%	1/1/25	500	537
	New York State Bridge Authority Highway Revenue	5.000%	1/1/26	530	584
	New York State Bridge Authority Highway Revenue	5.000%	1/1/27	1,055	1,187
	New York State Bridge Authority Highway Revenue	5.000%	1/1/28	1,080	1,236
	New York State Dormitory Authority	5.000%	2/15/32	5,000	5,491
	New York State Dormitory Authority Appropriations Revenue	5.000%	7/1/23	6,590	6,797
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	2,220	2,291
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	250	258
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	120	124
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	230	237
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/24	3,625	3,688
	New York State Dormitory Authority College & University Revenue	4.500%	7/1/24	745	759
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	200	211

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	2,000	2,127
New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	130	137
New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	250	263
New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	315	339
New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	145	157
New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	325	348
New York State Dormitory Authority College & University Revenue	5.000%	5/1/26	2,830	2,870
New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	700	765
New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	155	171
New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	550	587
New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	350	382
New York State Dormitory Authority College & University Revenue	5.000%	5/1/27	3,820	3,873
New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	1,500	1,670
New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	180	200
New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	165	185
New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	755	837
New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	200	225
New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	180	205
New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	100	102
New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	750	840
New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	500	565
New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	2,760	2,975
New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	200	221
New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/23	1,145	1,180
New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/25	1,040	1,114
New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/26	825	900
New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/27	125	137
New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/28	2,735	2,986
New York State Dormitory Authority College & University Revenue VRDO	1.420%	8/4/22	25,545	25,545
New York State Dormitory Authority College & University Revenue, ETM	5.000%	7/1/23	20	21

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue, ETM	5.000%	7/1/25	20	22
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	100	103
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	40	44
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,010
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	510	522
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	690	710
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,500	1,544
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,840	1,947
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	2,000	2,087
[12]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	315	339
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,600	1,728
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	6,275	6,657
[12]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	300	327
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	820	883
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	175	192
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	700	734
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	5,125	5,513
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	300	319
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,000	1,100
[12]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	400	452
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,650	2,792
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,225	1,293
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	790	860
[12]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	375	428
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,850	3,104
[12]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	370	420
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,490	1,573
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,890	3,158
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	2,835	3,100
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,200	1,263

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	400	423
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,750	1,858
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,800	1,927
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,495	1,575
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,000	1,039
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/26	5,000	5,407
[1,2,5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.480%	8/4/22	11,800	11,800
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	43,255	45,462
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	460	498
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	3,795	4,209
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	895	992
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	41,475	46,096
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	30,000	33,343
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	4,645	5,163
	New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/26	940	1,058
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/26	5,705	5,774
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	750	838
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	980	1,109
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	3,035	3,434
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	27,125	30,750
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	5,950	6,639
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	590	635
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	3,055	3,419
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	1,300	1,469
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/28	13,000	13,801
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	1,000	1,078
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	30,000	34,615
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	12,995	14,994
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/28	2,500	2,529
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	22,025	25,778

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	11,400	13,343
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	1,165	1,268
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	13,555	16,083
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	6,700	7,175
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	1,670	1,864
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/32	15,000	15,456
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	1,050	1,138
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/33	6,275	6,848
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	8,390	9,097
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	22,160	24,629
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	4,785	5,424
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	1.360%	8/4/22	2,180	2,180
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	5	5
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	50,985	53,623
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	15,385	16,169
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	7,500	7,915
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	12,000	12,664
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	56,870	61,644
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	1,040	1,124
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	15	16
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	23,175	25,179
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	5,000	5,096
[5]	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	10/1/28	1,045	1,116
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	1,550	1,748
[5]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/29	1,500	1,599
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/24	620	649
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/28	19,710	22,742
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/29	1,150	1,346
[5]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	4.000%	10/1/23	4,495	4,619
[5]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	4.000%	10/1/25	4,275	4,566

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/26	455	511
[5]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/26	6,435	7,231
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/27	1,050	1,202
[5]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/27	8,630	9,883
[5]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/28	4,550	5,284
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	4.000%	10/1/22	19,425	19,510
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	4.000%	10/1/22	11,525	11,573
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/22	5,480	5,513
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/22	3,335	3,354
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	4.000%	10/1/23	4,460	4,588
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	4.000%	10/1/23	4,575	4,706
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/23	7,460	7,760
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/23	10,595	11,009
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	4.000%	10/1/24	2,285	2,382
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/24	3,150	3,350
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/24	3,180	3,400
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/24	6,060	6,444
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/25	2,700	2,939
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/25	1,930	2,117
	New York State Dormitory Authority Lease Revenue	5.000%	10/1/27	4,500	5,031
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/24	5,000	5,346
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/25	5,000	5,484

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/25	3,500	3,845
[5]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/22	1,310	1,318
[5]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/23	1,350	1,403
[5]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/24	1,250	1,337
[5]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/25	900	989
[5]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/26	4,070	4,573
[5]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/27	5,250	6,012
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	1,854	2,126
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	1,532	1,780
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	42,500	44,770
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	100	105
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	37,485	40,662
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	5,625	5,896
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	1,860	2,029
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,735	3,037
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	8,975	9,403
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,060	1,110
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.360%	8/4/22	3,365	3,365
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	5	5
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	3,935	4,022
	New York State Dormitory Authority School & District Revenue	5.000%	10/1/24	1,000	1,005
[3]	New York State Dormitory Authority School & District Revenue	5.000%	10/1/26	3,575	4,017
[3]	New York State Dormitory Authority School & District Revenue	5.000%	10/1/27	2,700	3,092
[3]	New York State Dormitory Authority School & District Revenue	5.000%	10/1/28	2,775	3,223
[3]	New York State Dormitory Authority School & District Revenue	5.000%	10/1/29	9,000	10,599
[3]	New York State Dormitory Authority School & District Revenue	5.000%	10/1/30	5,000	5,958
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	14,000	14,302

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	10,125	10,344
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	23,900	24,416
	New York State Energy Research & Development Authority Natural Gas Revenue PUT	2.625%	7/3/23	30,000	30,057
	New York State Environmental Facilities Corp. Miscellaneous Revenue	5.000%	8/15/25	2,580	2,831
	New York State Environmental Facilities Corp. Miscellaneous Revenue	5.000%	8/15/26	825	929
	New York State Environmental Facilities Corp. Miscellaneous Revenue	5.000%	2/15/27	300	342
	New York State Environmental Facilities Corp. Miscellaneous Revenue	5.000%	8/15/27	300	346
	New York State Environmental Facilities Corp. Miscellaneous Revenue	5.000%	2/15/28	325	378
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/26	1,565	1,662
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/26	3,185	3,194
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/28	2,500	2,922
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/29	1,250	1,487
[1,2]	New York State Housing Finance agency	1.530%	11/1/41	20,000	20,000
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/22	2,115	2,120
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/22	6,250	6,267
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	2,585	2,578
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.625%	5/1/23	1,690	1,687
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.050%	5/1/23	3,305	3,305
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	5/1/23	3,790	3,814
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.500%	11/1/23	1,250	1,244
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	13,840	13,786
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	13,660	13,607
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	11/1/23	1,250	1,250
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	11/1/23	5,815	5,875
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	5/1/24	4,310	4,275
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.750%	5/1/24	4,300	4,275
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.700%	11/1/24	4,225	4,094
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.850%	11/1/24	2,625	2,554
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.600%	11/1/24	16,695	16,354
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	5/1/25	4,890	4,680

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.950%	5/1/25	3,610	3,479
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.400%	5/1/25	100	101
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	19,830	18,575
[12]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	2,165	2,054
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	3,000	2,851
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.650%	11/1/25	285	277
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	5/1/26	1,750	1,664
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	11/1/26	3,000	2,830
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.250%	5/1/23	880	866
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	2,150	1,995
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	5,005	4,695
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.700%	11/1/25	4,000	3,759
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	2,170	2,022
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	3,750	3,494
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.100%	5/1/27	21,250	19,578
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	18,445	18,171
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	12,420	12,236
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	38,000	38,104
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	5,000	5,014
[1,2,5]	New York State Power Authority Electric Power & Light Revenue (Green Transmission Project) TOB VRDO	1.450%	8/4/22	1,500	1,500
	New York State Thruway Authority	5.000%	3/15/29	12,490	14,669
	New York State Thruway Authority Highway Revenue	4.000%	1/1/23	900	909
	New York State Thruway Authority Highway Revenue	5.000%	1/1/23	1,050	1,065
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	1,610	1,684
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	5,665	5,926
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	3,755	4,037
	New York State Thruway Authority Highway Revenue	5.000%	1/1/26	675	742
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	1,065	1,164
[1]	New York State Thruway Authority Income Tax Revenue	1.360%	3/15/43	2,750	2,750
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/27	42,515	48,338

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/28	44,910	51,974
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/29	10,000	11,745
[1,2]	New York State Thruway Authority Lease (Appropriation) Revenue TOB VRDO	1.390%	8/4/22	4,000	4,000
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	615	648
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	4,220	4,569
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	11,815	12,791
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	3,650	3,952
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	10,000	11,107
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	23,825	27,020
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	12,130	13,757
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	8,040	8,188
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	1,020	1,121
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	18,235	21,061
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	2,610	2,794
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	1.360%	8/4/22	7,745	7,745
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	1.360%	8/4/22	5,150	5,150
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/24	7,100	7,479
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/29	26,020	30,524
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/23	550	571
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/25	3,240	3,500
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/26	2,675	2,921
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/28	2,085	2,326
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/30	1,000	1,134
	Niagara Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	5/15/23	1,660	1,692
	Niskayuna Central School District GO	4.000%	6/29/23	13,050	13,247
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	1.380%	8/4/22	10,000	10,000
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	1.400%	8/4/22	27,000	27,000
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	1.830%	5/1/47	17,800	17,800
[5]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	920	982
[5]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	970	1,059
[5]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	830	921

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	840	946
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/23	330	334
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/23	465	477
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/24	345	358
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/24	485	508
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/25	510	545
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/27	565	622
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/29	625	698
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/25	1,010	1,111
[5]	Oyster Bay NY GO	2.000%	3/1/23	4,660	4,671
	Oyster Bay NY GO	4.000%	3/1/23	850	862
	Oyster Bay NY GO	4.000%	3/1/24	850	879
[3]	Oyster Bay NY GO	4.000%	11/1/24	950	995
[5]	Oyster Bay NY GO	4.000%	3/1/25	1,145	1,206
[3]	Oyster Bay NY GO	4.000%	11/1/25	750	799
[5]	Oyster Bay NY GO	2.000%	3/1/26	4,945	4,875
[5]	Oyster Bay NY GO	4.000%	3/1/26	920	985
[5]	Oyster Bay NY GO	2.000%	3/1/27	5,045	4,932
[5]	Oyster Bay NY GO	4.000%	3/1/27	820	888
[5]	Oyster Bay NY GO	5.000%	8/1/27	1,000	1,138
[5]	Oyster Bay NY GO	2.000%	3/1/28	5,145	4,948
[5]	Oyster Bay NY GO	4.000%	3/1/28	850	930
[5]	Oyster Bay NY GO	5.000%	8/1/28	1,500	1,730
[5]	Oyster Bay NY GO	2.000%	3/1/29	5,250	4,955
[5]	Oyster Bay NY GO	5.000%	8/1/29	1,700	1,989
	Port Authority of New York & New Jersey CP	1.450%	8/2/22	5,015	5,015
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/25	1,835	1,966
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/26	1,255	1,362
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/26	4,655	5,069
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/15/26	510	539
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/27	220	239
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/27	6,750	7,417
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/28	5,000	5,497
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/30	1,000	1,078
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/30	5,745	6,318

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	1.360%	8/4/22	9,160	9,160
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	1.360%	8/4/22	8,475	8,475
	Port Washington Union Free School District BAN GO	1.000%	8/4/22	33,972	33,971
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/23	600	619
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/25	440	476
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/26	680	751
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/27	485	546
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/28	500	569
	Schalmont Central School District BAN GO	1.250%	9/1/22	6,145	6,143
	Southold NY BAN GO	1.250%	9/22/22	3,000	2,998
	St. Lawrence County Industrial Development Agency College & University Revenue PUT (Clarkson University Project)	1.550%	3/1/25	200	191
	Suffolk County NY GO	5.000%	11/1/22	7,735	7,800
	Suffolk County NY GO	5.000%	5/1/23	125	128
[5]	Suffolk County NY GO	5.000%	5/15/23	10,845	11,121
[3]	Suffolk County NY GO	5.000%	6/15/23	3,715	3,819
	Suffolk County NY GO	5.000%	6/15/23	860	884
	Suffolk County NY GO	5.000%	10/1/23	705	731
[3]	Suffolk County NY GO	5.000%	6/15/24	2,810	2,970
	Suffolk County NY GO	5.000%	6/15/24	885	936
	Suffolk County NY GO	5.000%	10/1/24	1,000	1,067
[5]	Suffolk County NY GO	4.000%	10/15/24	4,640	4,857
[5]	Suffolk County NY GO	5.000%	10/15/24	2,945	3,140
[3]	Suffolk County NY GO	5.000%	6/15/25	2,935	3,179
	Suffolk County NY GO	5.000%	6/15/25	925	1,003
	Suffolk County NY GO	5.000%	10/1/25	1,000	1,092
[5]	Suffolk County NY GO	4.000%	10/15/25	4,730	5,034
[3]	Suffolk County NY GO	5.000%	10/15/25	2,260	2,467
[3]	Suffolk County NY GO	5.000%	4/1/26	1,565	1,725
[5]	Suffolk County NY GO	5.000%	5/15/26	7,850	8,678
[3]	Suffolk County NY GO	5.000%	6/15/26	2,930	3,245
	Suffolk County NY GO	5.000%	6/15/26	975	1,081
	Suffolk County NY GO	5.000%	10/1/26	1,125	1,256
[5]	Suffolk County NY GO	4.000%	10/15/26	4,820	5,202
[5]	Suffolk County NY GO	5.000%	11/1/26	9,160	10,229
[5]	Suffolk County NY GO	5.000%	5/15/27	3,250	3,666
[3]	Suffolk County NY GO	5.000%	6/15/27	5,915	6,684
	Suffolk County NY GO	5.000%	6/15/27	765	864
	Suffolk County NY GO	5.000%	10/1/27	905	1,028
[3]	Suffolk County NY GO	4.000%	10/15/27	7,925	8,647
[5]	Suffolk County NY GO	5.000%	11/1/27	9,615	10,933
[5]	Suffolk County NY GO	5.000%	5/15/28	3,430	3,925
	Suffolk County NY GO	5.000%	6/15/28	660	755
	Suffolk County NY GO	5.000%	10/1/28	785	901
[5]	Suffolk County NY GO	5.000%	11/1/28	1,670	1,923
[3]	Suffolk County NY GO	5.000%	6/15/29	6,535	7,583

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Suffolk County NY GO	3.000%	6/15/32	4,000	3,965
	Tompkins County Development Corp. College & University Revenue	5.000%	7/1/26	400	430
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/23	950	961
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/24	985	1,006
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/25	1,025	1,053
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/26	450	464
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/27	455	471
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/28	460	473
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/29	470	481
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/22	850	859
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	715	768
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	195	209
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	1,035	1,060
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	8,415	8,617
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	425	480
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	500	511
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	140	148
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	400	410
[4]	Triborough Bridge & Tunnel Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	1.580%	11/15/24	15,860	15,837
[1,2]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	1.360%	8/4/22	13,125	13,125
[7]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/26	28,000	31,232
[7]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/28	30,000	34,859
[7]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/29	24,215	28,587
[7]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/30	15,995	19,129
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	9,250	9,203
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	9,180	9,065
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/26	24,245	26,776

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/28	21,285	20,693
[1,2]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	1.390%	8/4/22	2,083	2,083
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	1.360%	8/4/22	2,600	2,600
[4]	Triborough Bridge & Tunnel Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.380%	1.405%	2/1/24	2,660	2,608
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/22	1,055	1,055
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/22	4,115	4,127
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/22	235	236
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/23	1,630	1,684
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/23	4,295	4,449
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/23	335	347
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/24	4,000	4,221
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/25	4,600	4,941
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/26	150	162
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/27	2,325	2,589
	Trust for Cultural Resources of The City of New York Miscellaneous Revenue	4.000%	4/1/26	2,300	2,467
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/23	10,000	10,233
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/24	9,675	10,130
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	4,990	5,390
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,780	3,043
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,000	1,066
	Ulster County NY BAN GO	1.500%	11/17/22	12,000	11,997
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/26	1,000	1,044
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	1,045	1,135
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	625	652
	Vestal Central School District	3.500%	6/29/23	12,560	12,684
	Victor Central School District	4.000%	6/30/23	13,295	13,499
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,595	1,607
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,230	1,289
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	1,380	1,310
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	515	545

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.200%	7/1/28	3,515	3,258
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	200	209
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue (Kendal On Hudson Project)	5.000%	1/1/28	1,090	1,098
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	1,610	1,642
	Williamsville Central School District GO	5.000%	6/1/23	30	31
[3]	Yonkers NY GO	5.000%	10/15/23	300	312
[3]	Yonkers NY GO	5.000%	9/1/24	500	532
[3]	Yonkers NY GO	5.000%	10/1/24	200	213
[5]	Yonkers NY GO	5.000%	3/15/25	500	538
[3]	Yonkers NY GO	5.000%	9/1/26	1,515	1,682
[5]	Yonkers NY GO	5.000%	3/15/27	500	560
[3]	Yonkers NY GO	5.000%	9/1/27	1,000	1,130
[3]	Yonkers NY GO	5.000%	10/15/27	1,600	1,826
[5]	Yonkers NY GO	5.000%	3/15/28	400	455
[3]	Yonkers NY GO	5.000%	9/1/28	750	857
[3]	Yonkers NY GO	5.000%	10/15/28	1,000	1,155
[3]	Yonkers NY GO	5.000%	9/1/29	750	867
[3]	Yonkers NY GO	5.000%	10/15/29	1,785	2,084
[5]	Yonkers NY GO	5.000%	9/1/30	4,365	4,713
					5,447,684
North Carolina (0.8%)
	Appalachian State University Appropriations Revenue	5.000%	10/1/23	1,090	1,132
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/25	200	217
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/26	465	518
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/27	605	689
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/23	150	154
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/24	135	143
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/26	300	336
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/27	125	143
	Cabarrus County NC Lease (Appropriation) Revenue	5.000%	6/1/23	1,000	1,029
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/23	1,175	1,202
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/23	460	475
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/24	630	668
	Charlotte NC GO	5.000%	7/1/27	1,990	2,113
[1,2]	Charlotte NC Lease (Appropriation) Revenue COP TOB VRDO	1.390%	6/1/48	286	286
	Charlotte NC Water & Sewer System Port, Airport & Marina Revenue	5.000%	7/1/24	1,565	1,660
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/23	130	132

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/24	1,875	1,967
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/25	650	699
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/27	1,660	1,873
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/28	1,795	2,060
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/29	2,750	3,194
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/30	3,260	3,828
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/23	23,000	23,452
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/2/24	9,500	10,167
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	0.800%	10/31/25	4,000	3,847
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	6,000	6,884
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/29	3,295	3,156
[2,5]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	1.900%	8/1/22	9,275	9,275
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/23	665	675
[2]	Durham Housing Authority Local or Guaranteed Housing Revenue VRDO	1.540%	12/1/61	4,900	4,900
[5]	Fayetteville State University Lease (Non-Terminable) Revenue	5.000%	4/1/27	495	552
[5]	Fayetteville State University Lease (Non-Terminable) Revenue	5.000%	4/1/28	520	586
[5]	Fayetteville State University Lease (Non-Terminable) Revenue	5.000%	4/1/29	540	616
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/23	375	383
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/25	375	398
	Henderson County NC Lease (Appropriation) Revenue	5.000%	6/1/26	1,000	1,118
	Mecklenburg County NC GO	5.000%	9/1/22	150	150
	Moore County NC Appropriations Revenue	5.000%	6/1/24	330	350
	Moore County NC Appropriations Revenue	5.000%	6/1/25	370	403
	Moore County NC Appropriations Revenue	5.000%	6/1/26	390	436
	Moore County NC Appropriations Revenue	5.000%	6/1/27	365	417
	Moore County NC Appropriations Revenue	5.000%	6/1/28	350	406
	New Hanover County NC Health, Hospital, Nursing Home Revenue, ETM	5.000%	10/1/22	1,020	1,026
	New Hanover County NC Health, Hospital, Nursing Home Revenue, ETM	5.000%	10/1/23	1,190	1,237
	New Hanover County NC Health, Hospital, Nursing Home Revenue, ETM	5.000%	10/1/24	2,115	2,262
	North Carolina Appropriations Revenue	5.000%	3/1/23	1,500	1,530
	North Carolina Appropriations Revenue	5.000%	5/1/26	7,600	8,482

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
North Carolina Appropriations Revenue	5.000%	3/1/27	2,750	3,120
North Carolina Appropriations Revenue	5.000%	3/1/28	2,750	3,176
North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	5/1/23	250	254
North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	5/1/24	145	150
North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	5/1/26	275	302
North Carolina Capital Facilities Finance Agency Resource Recovery Revenue (Republic Services Inc. Project) PUT	1.750%	9/1/22	15,665	15,664
North Carolina Government Fund/Grant Revenue	5.000%	3/1/23	8,500	8,668
North Carolina Government Fund/Grant Revenue	5.000%	3/1/24	8,265	8,689
North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	1,635	1,761
North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	3,915	4,521
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	4,060	4,151
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/50	7,420	7,613
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	7,700	7,678
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	3,485	3,471
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	6,795	6,977
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,105	1,108
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	900	910
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	3/1/23	75	75
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	190	191
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	800	812
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,885	1,963
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	110	110
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	200	203
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	920	943
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,135	2,278
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	255	253
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	130	129
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	205	209
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	478
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,425	1,555
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	245	241

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	125	128
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	220	225
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	700	779
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/26	865	877
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,545	1,721
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	565	575
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	750	853
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/27	900	909
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	600	617
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,009
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	2.500%	10/1/24	370	362
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	2.875%	10/1/26	320	309
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	2.200%	12/1/22	20,250	20,260
[4]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.350%	1.680%	8/4/22	9,830	9,830
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, ETM	5.000%	10/1/23	945	981
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/23	1,000	1,066
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	1,250	1,334
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	890	950
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/23	100	101
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/26	2,510	2,752
[1,2]	North Carolina State Housing Finance Home Ownership Local or Guaranteed Housing Revenue TOB VRDO	1.360%	8/4/22	8,720	8,720
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/23	1,900	1,924
[5]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/24	1,270	1,327
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/25	1,250	1,310
	North Carolina Turnpike Authority Highway Revenue	0.000%	7/1/28	750	602
[4]	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue	2.178%	12/1/41	27,900	27,708

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of North Carolina at Charlotte College & University Revenue	5.000%	10/1/23	300	312
	University of North Carolina at Charlotte College & University Revenue	5.000%	10/1/24	400	426
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/23	465	471
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/24	495	511
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/25	520	543
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/26	550	600
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/27	580	644
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/28	415	466
					286,081
North Dakota (0.1%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	4,000	3,856
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	80	83
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	75	79
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	105	113
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	135	148
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,250	1,384
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,000	2,229
	North Dakota Housing Finance Agency	3.500%	7/1/46	1,410	1,427
	North Dakota Housing Finance Agency	4.000%	7/1/47	1,060	1,082
[7]	North Dakota Housing Finance Agency	5.000%	1/1/53	4,000	4,348
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/38	835	844
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/53	8,680	9,008
[4]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program) PUT, SIFMA Municipal Swap Index Yield + 0.200%	1.530%	7/1/24	1,710	1,710
[5]	University of North Dakota COP	5.000%	6/1/24	825	872
	West Fargo ND GO	4.000%	5/1/23	500	508
	West Fargo ND GO	4.000%	5/1/25	350	368
	West Fargo ND GO	4.000%	5/1/26	500	534
	West Fargo ND GO	4.000%	5/1/27	425	454
					29,047
Ohio (2.5%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,605	1,661

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	650	675
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	325	347
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	200	215
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	250	273
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	500	548
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	425	466
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	375	418
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	625	695
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	650	736
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	700	801
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	700	811
Akron OH GO	5.000%	12/1/25	1,035	1,108
Akron OH Income Tax Revenue	4.000%	12/1/22	350	353
Akron OH Income Tax Revenue	4.000%	12/1/24	350	367
Akron OH Income Tax Revenue	4.000%	12/1/24	365	383
Akron OH Income Tax Revenue	4.000%	12/1/25	400	427
Akron OH Income Tax Revenue	4.000%	12/1/25	470	502
Akron OH Income Tax Revenue	4.000%	12/1/26	620	673
Akron OH Income Tax Revenue	4.000%	12/1/26	935	1,015
Akron OH Income Tax Revenue	4.000%	12/1/27	815	881
Akron OH Income Tax Revenue	4.000%	12/1/28	2,380	2,628
Akron OH Income Tax Revenue	5.000%	12/1/30	505	563
Akron OH Income Tax Revenue	4.000%	12/1/32	1,000	1,080
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	3,775	3,775
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	400	404
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	9,010	9,291
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	550	572
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	15,770	16,688
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,165	1,243
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	25,070	27,166
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,000	2,184

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,530	2,820
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	4,000	4,535
[1,2]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	1.360%	8/4/22	5,690	5,690
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/26	3,050	3,189
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/28	14,100	14,692
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/23	3,000	3,055
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/24	3,835	4,027
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/25	7,020	7,570
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/30	100	105
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/26	340	376
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/27	400	451
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/28	400	458
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/29	500	580
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/23	1,400	1,426
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/23	425	433
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/24	370	389
	American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	10,095	9,766
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	830	839
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,210	2,296
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,640	2,804
	Bowling Green State University College & University Revenue	5.000%	6/1/23	175	180
	Bowling Green State University College & University Revenue	5.000%	6/1/24	325	343
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	5,020	5,484
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	880	978
[11]	Butler County OH GO	5.250%	12/1/26	2,000	2,179

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,500	1,591
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,000	1,084
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	3,615	3,983
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,190	1,326
	Butler County OH Health, Hospital, Nursing Home Revenue	3.300%	11/15/29	3,950	3,998
[3]	Celina City School District GO	4.000%	12/1/23	165	170
[3]	Celina City School District GO	5.000%	12/1/26	250	280
[3]	Celina City School District GO	5.000%	12/1/27	220	251
[3]	Celina City School District GO	5.000%	12/1/28	245	283
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	400	401
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	420	427
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	650	665
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,005	1,016
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,580	1,641
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	500	531
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	950	1,031
	Cincinnati City School District COP	5.000%	12/15/22	1,365	1,383
[1,2,5,10]	Cincinnati City School District GO TOB VRDO	1.360%	8/4/22	5,000	5,000
	Cincinnati OH GO	5.000%	12/1/22	300	304
	Cincinnati OH GO	4.000%	12/1/26	290	313
[5]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/22	420	424
[5]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/22	1,680	1,697
[5]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/23	405	422
[5]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/24	475	508
[5]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/25	200	219
[5]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue, ETM	5.000%	11/15/22	305	308
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/23	2,080	2,110
[5]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/23	1,850	1,876
[5]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/23	1,120	1,136
[5]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/24	525	549
[5]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/26	2,255	2,410

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/27	1,020	1,088
[5]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/31	100	106
	Cleveland OH GO	5.000%	12/1/22	3,595	3,637
	Cleveland OH GO	2.000%	12/1/23	375	377
	Cleveland OH GO	4.000%	12/1/24	300	315
	Cleveland OH GO	5.000%	12/1/24	1,000	1,074
	Cleveland OH GO	2.000%	12/1/25	300	301
	Cleveland OH GO	3.000%	12/1/25	190	197
	Cleveland OH GO	4.000%	12/1/25	700	748
	Cleveland OH GO	5.000%	12/1/25	410	451
	Cleveland OH GO	3.000%	12/1/26	680	709
	Cleveland OH GO	4.000%	12/1/26	800	868
	Cleveland OH GO	2.000%	12/1/27	460	459
	Cleveland OH GO	3.000%	12/1/27	1,480	1,551
	Cleveland OH GO	2.000%	12/1/28	615	601
	Cleveland OH Income Tax Revenue	5.000%	10/1/22	265	267
	Cleveland OH Income Tax Revenue	4.000%	10/1/23	250	257
	Cleveland OH Income Tax Revenue	4.000%	10/1/23	200	206
	Cleveland OH Income Tax Revenue	5.000%	10/1/23	230	239
	Cleveland OH Income Tax Revenue	4.000%	10/1/24	300	314
	Cleveland OH Income Tax Revenue	4.000%	10/1/24	280	294
	Cleveland OH Income Tax Revenue	5.000%	10/1/24	200	214
	Cleveland OH Income Tax Revenue	4.000%	10/1/25	200	214
	Cleveland OH Income Tax Revenue	4.000%	10/1/25	235	251
	Cleveland OH Income Tax Revenue	5.000%	10/1/25	175	192
	Cleveland OH Income Tax Revenue	4.000%	10/1/26	225	244
	Cleveland OH Income Tax Revenue	4.000%	10/1/26	300	325
	Cleveland OH Income Tax Revenue	4.000%	10/1/26	150	163
	Cleveland OH Income Tax Revenue	4.000%	10/1/27	240	264
	Cleveland OH Income Tax Revenue	4.000%	10/1/28	400	442
	Cleveland State University College & University Revenue	5.000%	6/1/28	515	564
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/22	1,975	1,975
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/27	1,320	1,473
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/28	1,385	1,558
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/29	1,455	1,645
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/25	150	162
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/27	125	141
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/28	155	176
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/29	175	202
[1,2]	Cleveland-Cuyahoga County Port Authority Revenue VRDO	1.430%	8/1/47	3,750	3,750
[3]	Cloverleaf Local School District COP	3.000%	12/1/23	360	366
[3]	Cloverleaf Local School District COP	3.000%	12/1/25	230	238
[3]	Cloverleaf Local School District COP	4.000%	12/1/26	270	292
[3]	Cloverleaf Local School District COP	4.000%	12/1/27	250	273
[3]	Cloverleaf Local School District COP	4.000%	12/1/28	220	242
	Columbus City School District GO	5.000%	12/1/24	100	107

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	1.000%	8/1/25	235	226
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/27	300	321
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/29	250	269
	Columbus OH GO	5.000%	4/1/25	2,500	2,713
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/23	455	463
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/24	475	493
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/25	250	270
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/26	540	597
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/27	1,095	1,233
	Cuyahoga Community College District College & University Revenue	4.000%	2/1/28	10	11
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/22	9,725	9,828
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/24	250	263
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/26	1,750	1,838
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/28	575	601
	Cuyahoga County OH General Fund Revenue	5.000%	12/1/26	3,435	3,875
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	4,660	4,736
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	5,655	5,903
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	4,000	4,252
	Cuyahoga County OH Sales Tax Revenue, ETM	5.000%	12/1/22	1,075	1,088
	Cuyahoga County OH Sales Tax Revenue, Prere.	5.000%	12/1/23	1,000	1,045
	Cuyahoga County OH Sales Tax Revenue, Prere.	5.000%	12/1/23	535	559
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/26	375	407
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/27	675	741
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/28	390	429
[1,2]	Cuyahoga OH COP TOB VRDO	1.430%	8/5/22	4,100	4,100
	Cuyahoga OH County Sales Tax Revenue (Ballpark Improvement Project)	4.000%	1/1/29	6,255	6,957
	Dayton Metro Library GO	4.000%	12/1/26	635	691
	Dublin OH GO	3.000%	12/1/23	1,025	1,045
	Fairborn City School District GO	4.000%	12/1/25	200	213
	Fairborn City School District GO	4.000%	12/1/27	175	192
	Fairborn City School District GO	4.000%	12/1/28	180	198
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/25	250	273
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/26	250	279

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	400	401
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	400	406
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	405	416
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	200	219
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	420	434
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	970	1,005
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,015	1,050
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,065	1,099
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	1.400%	8/3/22	19,545	19,545
[1,2]	Great Oaks Career Campuses Board of Education Lease (Appropriation) Revenue TOB VRDO	1.390%	8/4/22	7,000	7,000
	Greater Cleveland Regional Transit Authority Sales Tax Revenue	5.000%	12/1/22	1,590	1,609
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	950	988
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	2,500	2,635
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/26	500	549
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	18,080	20,184
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/27	600	667
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/23	1,450	1,457
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/24	1,355	1,375
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/22	2,325	2,352
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/25	3,435	3,782
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/26	7,090	8,026
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/27	5,000	5,782
[3]	Hillsdale Local School District COP	4.000%	12/1/24	625	655
[3]	Hillsdale Local School District COP	4.000%	12/1/25	1,150	1,223
[3]	Hillsdale Local School District COP	4.000%	12/1/26	1,755	1,891
[3]	Hillsdale Local School District COP	4.000%	12/1/27	1,845	2,006
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/23	1,725	1,750
	JobsOhio Beverage System Miscellaneous Revenue, Prere.	5.000%	1/1/23	1,000	1,015
[1,2]	JobsOhio Beverage System Statewide Liquor Profits Miscellaneous Revenue TOB VRDO	1.390%	8/4/22	20,080	20,080
	Kent State University College & University Revenue	4.000%	5/1/23	3,060	3,113
	Kenton City School District GO	4.000%	11/1/23	160	165
	Kenton City School District GO	4.000%	11/1/24	190	199
	Lake County OH Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/22	1,595	1,597

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lake County OH Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/23	815	844
	Lake County OH Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/24	980	1,044
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	1,090	1,191
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	2,255	2,465
	Lakewood OH Income Tax Revenue	1.750%	3/16/23	4,250	4,248
[2]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	11,485	12,168
	Lebanon City School District GO	2.000%	12/1/22	100	100
	Lebanon City School District GO	2.000%	12/1/23	170	171
	Lebanon City School District GO	3.000%	12/1/25	170	176
[3]	Lorain OH GO	4.000%	12/1/22	300	302
[3]	Lorain OH GO	4.000%	12/1/24	250	262
[3]	Lorain OH GO	4.000%	12/1/26	350	377
[3]	Lorain OH GO	4.000%	12/1/27	350	381
[3]	Lorain OH GO	4.000%	12/1/28	280	306
	Lucas-Plaza Housing Development Corp. Local or Guaranteed Housing Revenue, ETM	0.000%	6/1/24	19,430	18,786
	Mahoning County OH Sewer Revenue	2.000%	12/1/22	200	200
	Mahoning County OH Sewer Revenue	2.000%	12/1/23	200	201
	Mahoning County OH Sewer Revenue	3.000%	12/1/26	125	130
	Mahoning County OH Sewer Revenue	3.000%	12/1/27	100	104
	Mayfield Heights OH	3.000%	7/20/23	6,750	6,774
	Miami University OH College & University Revenue	5.000%	9/1/23	850	881
	Miami University OH College & University Revenue	5.000%	9/1/25	390	425
	Miami University OH College & University Revenue	5.000%	9/1/26	700	780
	Miami University OH College & University Revenue	5.000%	9/1/26	410	457
	Miami University OH College & University Revenue	5.000%	9/1/27	575	655
	Miami University OH College & University Revenue	5.000%	9/1/27	190	216
	Miami University OH College & University Revenue	5.000%	9/1/28	800	922
	Miami University OH College & University Revenue	5.000%	9/1/28	260	300
	Miami University OH College & University Revenue	5.000%	9/1/29	270	316
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	70	73
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	100	110
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	500	548
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	505	561
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	300	333
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	610	683
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	345	390
[3]	Midview Local School District COP	4.000%	11/1/25	700	739
[3]	Midview Local School District COP	4.000%	11/1/26	1,305	1,396

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Midview Local School District COP	4.000%	11/1/27	500	541
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	180	185
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	160	169
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,100	1,165
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	400	431
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,735	4,038
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	750	822
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,880	5,372
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	675	753
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	5,000	5,585
	Montgomery County OH Health, Hospital, Nursing Home Revenue	1.750%	8/1/28	1,800	1,704
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	600	675
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	625	707
[3]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/23	100	104
[3]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/25	165	179
[3]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/27	200	223
[3]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/28	220	247
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	5/15/23	12,000	12,324
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	5/15/23	1,125	1,155
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	1,500	1,612
	Ohio Air Quality Development Authority Electric Power & Light Revenue	4.000%	1/1/34	10,500	10,802
	Ohio Air Quality Development Authority Electric Power & Light Revenue PUT	1.375%	11/1/24	1,875	1,783
	Ohio Air Quality Development Authority Industrial Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/27	11,810	12,149
	Ohio Appropriations Revenue	5.000%	12/15/26	750	848
	Ohio Appropriations Revenue	5.000%	12/15/27	1,500	1,732
	Ohio Appropriations Revenue	5.000%	12/15/28	1,500	1,755
	Ohio Department of Administrative Services COP	5.000%	3/1/23	325	332
	Ohio Department of Administrative Services COP	5.000%	9/1/26	970	1,089
	Ohio Department of Administrative Services COP	5.000%	3/1/27	500	568
	Ohio GO	4.000%	3/1/25	5,000	5,067
	Ohio GO	5.000%	5/1/25	500	545
	Ohio GO	5.000%	6/15/25	12,150	12,401
	Ohio GO	5.000%	6/15/25	340	372
	Ohio GO	4.000%	2/1/26	7,905	7,905
	Ohio GO	5.000%	5/1/27	235	269

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio GO	5.000%	5/1/28	215	250
	Ohio GO	5.000%	9/15/28	7,470	8,749
	Ohio GO	5.000%	5/1/29	365	431
	Ohio GO	5.000%	5/1/30	350	419
	Ohio GO	5.000%	5/1/31	1,115	1,199
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	5,130	5,517
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	135	143
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,700	1,829
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/26	1,000	1,090
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	145	159
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/27	500	555
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	295	327
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	3,600	4,133
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	4,150	4,828
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	1/15/25	6,750	7,231
[4]	Ohio Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.400%	1.730%	6/1/23	3,750	3,746
	Ohio Health, Hospital, Nursing Home Revenue TOB VRDO	2.000%	8/1/22	13,250	13,250
	Ohio Health, Hospital, Nursing Home Revenue VRDO	1.550%	8/1/22	8,500	8,500
	Ohio Health, Hospital, Nursing Home Revenue VRDO	1.550%	8/1/22	10,875	10,875
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/24	1,915	2,049
[7]	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/25	905	963
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/25	2,000	2,194
[7]	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/26	950	1,032
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/26	1,535	1,645
[7]	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/27	500	554
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	250	276
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/28	250	278
[7]	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/28	525	589
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/28	375	417
[7]	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/29	1,105	1,250
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/29	450	503
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/30	425	477

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/22	1,220	1,231
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/23	1,385	1,442
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/24	1,255	1,339
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/26	350	382
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/27	385	425
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/28	400	445
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/23	400	412
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/24	735	772
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/25	260	278
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/26	100	109
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/28	395	440
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), ETM	5.000%	12/1/23	1,170	1,221
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), ETM	5.000%	12/1/25	1,290	1,420
	Ohio Higher Educational Facility Commission College & University Revenue PUT	1.625%	12/1/26	5,000	4,897
	Ohio Higher Educational Facility Commission College & University Revenue, ETM	5.000%	12/1/22	4,620	4,674
	Ohio Higher Educational Facility Commission College & University Revenue, ETM	5.000%	12/1/23	2,565	2,679
	Ohio Higher Educational Facility Commission CP	1.380%	10/4/22	22,650	22,642
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	160	165
[7]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	705	715
[7]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	765	782
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	180	189
[7]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	930	946
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	185	196
[7]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	1,000	1,019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	190	202
[7]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,000	1,018
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	400	424
[7]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,000	1,011
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	1.950%	8/1/22	400	400
	Ohio Housing Finance Agency Lease (Appropriation) Revenue	5.000%	4/1/25	750	813
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	3/1/52	7,000	7,584
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	6/1/24	20,500	21,448
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/22	890	895
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/22	1,000	1,006
	Ohio Lease (Appropriation) Revenue	5.000%	6/1/24	1,730	1,833
	Ohio Lease (Appropriation) Revenue	5.000%	12/1/25	2,300	2,536
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/26	1,510	1,672
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/26	2,110	2,279
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	3,895	4,383
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/27	1,325	1,503
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/27	3,210	3,641
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/34	1,000	1,005
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/27	1,000	1,139
	Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/23	1,550	1,611
	Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/24	1,550	1,657
	Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/25	1,090	1,197
	Ohio Lease Revenue	5.000%	4/1/23	800	819
	Ohio Lease Revenue	5.000%	4/1/24	650	686
	Ohio Lease Revenue	5.000%	4/1/25	815	883
	Ohio Resource Recovery Revenue PUT	1.750%	9/1/22	3,835	3,835
	Ohio Special Obligation Revenue	5.000%	10/1/22	550	553
	Ohio Special Obligation Revenue	5.000%	10/1/22	1,060	1,066
	Ohio Special Obligation Revenue	5.000%	6/1/23	1,060	1,090
	Ohio Special Obligation Revenue	5.000%	10/1/23	1,260	1,310
	Ohio Special Obligation Revenue, Prere.	5.000%	10/1/22	750	755
	Ohio State Higher Educational Facility Commission Revenue CP	1.300%	8/1/22	17,495	17,495
	Ohio State University College & University Revenue	5.000%	12/1/25	980	1,081
	Ohio State University College & University Revenue	4.000%	6/1/31	1,250	1,263
[1,2]	Ohio State University General Receipts College & University Revenue TOB VRDO	1.360%	8/4/22	5,750	5,750
[7]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/24	1,520	1,581
[7]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/25	1,785	1,906
[7]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/26	1,250	1,367
[7]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/27	1,325	1,482

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/28	5,000	5,684
[7]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/29	3,660	4,222
[7]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	2,870	3,357
[1,2]	Ohio Turnpike & Infrastructure Commission Highway Revenue TOB VRDO	1.430%	8/4/22	6,000	6,000
	Ohio Water Development Authority Lease Revenue	5.250%	6/1/24	1,995	2,107
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	2,120	2,337
	Ohio Water Development Authority Water Revenue	5.000%	6/1/29	75	88
	Princeton City School District GO	5.000%	12/1/22	700	708
	Princeton City School District GO	5.000%	12/1/23	1,350	1,411
	Princeton City School District GO	5.000%	12/1/25	815	876
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	350	354
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	500	519
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	525	558
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	630	684
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	575	632
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	500	557
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	2,840	3,059
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	1,255	1,319
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/26	925	1,002
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/27	970	1,064
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/28	725	800
	Southeastern Ohio Port Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	735	740
	South-Western City School District GO	5.000%	12/1/23	1,095	1,144
	State of Ohio Hospital Health, Hospital, Nursing Home Revenue	5.000%	1/15/24	225	235
[5]	Toledo OH GO	5.000%	12/1/25	1,435	1,575
	Toledo OH Water System Water Revenue	5.000%	11/15/23	1,595	1,665
	Toledo OH Water System Water Revenue	5.000%	11/15/25	1,285	1,414
	Toledo OH Water System Water Revenue	5.000%	11/15/27	2,360	2,714
	Toledo OH Water System Water Revenue	5.000%	11/15/28	2,705	3,160
	University of Akron College & University Revenue	5.000%	1/1/24	955	998
	University of Akron College & University Revenue	5.000%	1/1/24	535	559
	University of Akron College & University Revenue	5.000%	1/1/25	2,845	3,046
	University of Akron College & University Revenue	5.000%	1/1/26	480	515
	University of Akron College & University Revenue	4.000%	1/1/27	3,000	3,206
	University of Akron College & University Revenue, Prere.	5.000%	1/1/25	3,545	3,808
	University of Toledo College & University Revenue	5.000%	6/1/23	3,000	3,079

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	250	263
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	800	874
[3]	Wright State University College & University Revenue	5.000%	5/1/24	545	575
[3]	Wright State University College & University Revenue	5.000%	5/1/26	515	569
[3]	Wright State University College & University Revenue	5.000%	5/1/27	545	614
[5]	Youngstown State University College & University Revenue	4.000%	12/15/27	1,620	1,773
[5]	Youngstown State University College & University Revenue	4.000%	12/15/28	1,250	1,377
					854,588
Oklahoma (0.4%)
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue	4.000%	6/1/26	3,500	3,756
[17]	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue	4.000%	6/1/27	9,000	9,805
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue	4.000%	6/1/28	2,200	2,408
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/23	1,020	1,043
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/24	1,000	1,042
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/23	3,655	3,759
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	2,375	2,380
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	5,040	5,174
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,030	1,084
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	5.000%	7/1/26	1,250	1,394
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	5.000%	7/1/27	1,300	1,480
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,825	1,827
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	950	1,025
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,230	1,320
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,005	2,149
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/23	3,260	3,281
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/24	1,435	1,448
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/25	3,275	3,297
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/26	2,400	2,424

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/27	2,600	2,635
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/28	3,650	3,700
[5]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/24	1,250	1,309
[5]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/25	500	536
[5]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/26	3,750	4,122
[5]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/27	2,750	3,091
[5]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/28	1,650	1,888
	Oklahoma State University College & University Revenue	5.000%	9/1/23	180	186
	Oklahoma State University College & University Revenue	5.000%	9/1/24	190	203
	Oklahoma State University College & University Revenue	5.000%	9/1/24	205	219
	Oklahoma State University College & University Revenue	5.000%	9/1/25	950	1,041
	Oklahoma State University College & University Revenue	5.000%	9/1/25	125	137
	Oklahoma State University College & University Revenue	5.000%	9/1/26	2,450	2,752
	Oklahoma State University College & University Revenue	5.000%	9/1/26	285	320
	Oklahoma State University College & University Revenue	5.000%	9/1/27	3,765	4,325
	Oklahoma State University College & University Revenue	5.000%	9/1/27	450	517
	Oklahoma State University College & University Revenue	5.000%	9/1/28	460	536
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/26	200	213
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/27	650	699
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/29	275	297
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/24	1,055	1,114
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/25	1,090	1,179
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/26	1,030	1,138
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/27	1,000	1,128
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/28	970	1,111
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/24	1,000	1,036
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/31	1,000	1,099

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tulsa County Industrial Authority Lease (Appropriation) Revenue (Jenks Public School Project)	5.000%	9/1/22	2,145	2,151
Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/22	855	857
Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/23	530	549
Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/23	3,565	3,674
Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/24	3,710	3,896
Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/25	3,860	4,123
Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/24	11,510	12,049
Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/25	11,610	12,356
University of Oklahoma College & University Revenue	4.000%	7/1/23	265	271
University of Oklahoma College & University Revenue	4.000%	7/1/24	285	295
University of Oklahoma College & University Revenue	5.000%	7/1/25	1,510	1,625
University of Oklahoma College & University Revenue	5.000%	7/1/25	1,180	1,273
University of Oklahoma College & University Revenue	5.000%	7/1/25	290	312
University of Oklahoma College & University Revenue	5.000%	7/1/26	1,620	1,780
University of Oklahoma College & University Revenue	5.000%	7/1/26	815	895
University of Oklahoma College & University Revenue	5.000%	7/1/27	435	487
University of Oklahoma College & University Revenue	5.000%	7/1/28	500	555
University of Oklahoma College & University Revenue	5.000%	7/1/28	455	516
				134,291
Oregon (0.5%)
Clackamas & Washington Counties School District No. 3 GO	5.000%	6/15/26	730	816
Clackamas & Washington Counties School District No. 3 GO	5.000%	6/15/27	500	572
Clackamas County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Rose Villa Project)	2.750%	11/15/25	375	370
Clackamas County School District No. 86 Canby GO	4.000%	6/15/26	775	836
Clackamas County School District No. 86 Canby GO	5.000%	6/15/27	650	742
Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	200	217
Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	300	331
Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	300	336
Deschutes Public Library District GO	4.000%	6/1/24	285	297
Deschutes Public Library District GO	4.000%	6/1/26	775	838
Deschutes Public Library District GO	4.000%	6/1/27	1,450	1,594
Deschutes Public Library District GO	4.000%	6/1/28	1,175	1,302

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Forest Grove OR College & University Revenue	5.000%	5/1/26	335	362
	Forest Grove OR College & University Revenue	5.000%	5/1/28	1,255	1,388
	Hillsboro School District No. 1J GO	5.000%	6/15/23	500	515
	Hillsboro School District No. 1J GO	4.000%	6/15/25	575	611
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue	0.950%	6/1/27	5,800	5,242
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/25	11,435	12,076
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/25	300	324
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/26	555	612
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/27	500	562
[1,2]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.450%	8/4/22	4,000	4,000
	Metro OR GO	5.000%	6/1/23	2,805	2,886
	Metro OR GO	5.000%	6/1/25	3,330	3,630
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	5.000%	6/15/23	40	41
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	5.000%	6/15/25	3,125	3,406
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/22	3,410	3,445
	Oregon GO	2.000%	8/1/25	2,545	2,561
	Oregon GO, Prere.	5.000%	5/1/23	5,560	5,705
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/44	680	688
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/51	4,220	4,287
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/51	3,575	3,710
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	425	458
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	300	329
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	285	315
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/23	675	692
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/30	12,120	13,933
[2]	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.960%	8/1/22	4,900	4,900
[1,2]	Oregon State Health & Science University Health, Hospital, Nursing Home Revenue TOB VRDO	0.810%	8/5/22	5,800	5,800
	Oregon State Lottery Revenue	5.000%	4/1/26	130	137
	Oregon State Lottery Revenue	5.000%	4/1/26	835	904
	Oregon State Lottery Revenue	5.000%	4/1/29	1,510	1,624

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oregon State Lottery Revenue, Prere.	5.000%	4/1/23	5,000	5,116
Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/22	1,470	1,479
Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/23	2,575	2,674
Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/24	2,640	2,817
Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/25	5,110	5,586
Port of Morrow OR GO	4.000%	12/1/22	135	136
Port of Morrow OR GO	4.000%	6/1/23	150	153
Port of Morrow OR GO	4.000%	12/1/23	100	103
Port of Morrow OR GO	4.000%	6/1/24	160	166
Port of Morrow OR GO	4.000%	12/1/24	160	167
Port of Morrow OR GO	4.000%	6/1/25	165	173
Port of Morrow OR GO	4.000%	12/1/25	150	159
Port of Morrow OR GO	4.000%	6/1/26	170	181
Port of Morrow OR GO	4.000%	12/1/26	170	182
Port of Morrow OR GO	4.000%	6/1/27	535	575
Port of Morrow OR GO	4.000%	12/1/27	240	259
Port of Morrow OR GO	4.000%	6/1/28	1,105	1,193
Port of Morrow OR GO	4.000%	12/1/28	1,045	1,134
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/26	950	1,034
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/27	1,305	1,478
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/28	3,650	4,194
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/29	2,500	2,915
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/30	2,880	3,389
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/31	2,900	3,438
Portland Community College District GO	5.000%	6/15/24	1,125	1,193
Portland OR GO	5.000%	6/1/23	2,180	2,243
Portland OR Sewer System	4.500%	5/1/30	2,975	3,216
Portland OR Water System Water Revenue	5.000%	5/1/25	6,500	7,070
Portland OR Water System Water Revenue	5.000%	5/1/26	5,095	5,686
Portland OR Water System Water Revenue	5.000%	5/1/27	5,165	5,905
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/23	100	101
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/24	110	113
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/25	115	119
Salem-Keizer School District No. 24J GO	5.000%	6/15/25	1,025	1,117
Salem-Keizer School District No. 24J GO	5.000%	6/15/26	355	397
Salem-Keizer School District No. 24J GO	5.000%	6/15/27	525	601
Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue	5.000%	9/1/25	2,710	2,974
Union County Hospital Facility Authority	5.000%	7/1/24	90	94
Union County Hospital Facility Authority	5.000%	7/1/25	100	106
Union County Hospital Facility Authority	5.000%	7/1/26	100	108
Union County Hospital Facility Authority	5.000%	7/1/27	150	164
Union County Hospital Facility Authority	5.000%	7/1/28	225	247
Union County Hospital Facility Authority	5.000%	7/1/29	250	275

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union County Hospital Facility Authority	5.000%	7/1/30	300	332
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/28	1,130	1,319
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/29	1,000	1,185
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	50	53
	Washington County OR GO	5.000%	3/1/29	900	993
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	1.750%	11/15/26	1,860	1,755
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	1,465	1,434
	Yamhill County School District No. 40 McMinnville GO	5.000%	6/15/23	40	41
					170,936
Pennsylvania (4.4%)
	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue, Prere. VRDO	2.000%	10/3/22	1,125	1,125
	Adams County General Authority College & University Revenue	5.000%	8/15/25	1,405	1,511
	Adams County General Authority College & University Revenue	5.000%	8/15/26	1,480	1,619
	Adams County General Authority College & University Revenue	5.000%	8/15/27	225	250
	Adams County General Authority College & University Revenue	5.000%	8/15/28	1,635	1,837
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/22	1,000	1,003
	Allegheny County Higher Education Building Authority College & University Revenue	3.000%	10/15/22	130	130
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/23	685	687
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/24	500	501
[7]	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/25	580	614
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/25	1,015	1,018
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	10/15/26	500	520
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/27	530	566
[7]	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/28	1,825	2,028
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/28	800	855
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/29	850	906
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/30	900	956
[4]	Allegheny County Higher Education Building Authority College & University Revenue PUT, 70% of SOFR + 0.290%	1.886%	8/1/27	3,765	3,646
	Allegheny County Higher Education Building Authority College & University Revenue VRDO	2.000%	8/1/22	2,100	2,100
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	2,375	2,423

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	1,140	1,173
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/23	2,175	2,254
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	5,010	5,249
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	9,500	10,174
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	6,145	6,632
[8]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/26	100	114
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	9,415	10,364
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/26	2,335	2,583
[8]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/27	625	730
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/27	1,960	2,208
[4]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	2.030%	5/15/27	90,910	89,933
[4]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.370%	1.700%	11/15/23	1,500	1,501
[4]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.420%	1.750%	11/15/24	1,000	993
[4]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	1.810%	11/15/25	5,195	5,135
[4]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	1.910%	11/15/26	2,000	1,973
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/26	850	945
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/26	200	222
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/28	400	460
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/28	375	431
[3]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/22	75	75
[3]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/23	100	102

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/24	265	276
[3]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/25	160	170
[3]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/26	655	705
[3]	Allegheny Valley Joint Sewage Authority Sewer Revenue	5.000%	8/1/27	680	774
[3]	Allegheny Valley Joint Sewage Authority Sewer Revenue	5.000%	8/1/28	715	826
[3]	Allegheny Valley Joint Sewage Authority Sewer Revenue	5.000%	8/1/29	600	703
[3]	Allentown City School District GO	5.000%	2/1/24	1,105	1,154
[3]	Allentown City School District GO	5.000%	2/1/25	955	1,026
[3]	Allentown City School District GO	3.000%	2/1/28	100	103
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/24	460	479
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/25	870	920
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/26	950	1,020
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/27	1,950	2,123
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/28	2,345	2,575
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/23	300	304
[5]	Altoona PA Sewer GO	5.000%	12/1/24	150	161
[5]	Altoona PA Sewer GO	5.000%	12/1/25	250	274
[5]	Altoona PA Sewer GO	5.000%	12/1/26	250	281
[3]	Armstrong School District GO	3.000%	3/15/25	575	588
[3]	Armstrong School District GO	3.000%	3/15/26	875	897
[3]	Beaver County PA GO	5.000%	4/15/24	1,090	1,147
[3]	Beaver County PA GO	5.000%	4/15/25	1,435	1,547
	Bensalem Township School District GO	3.000%	6/1/23	115	116
	Bensalem Township School District GO	3.000%	6/1/24	500	511
	Bensalem Township School District GO	4.000%	6/1/25	430	456
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/24	1,205	1,182
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/23	600	595
	Bethel Park School District GO	5.000%	8/1/22	540	540
	Bethel Park School District GO	5.000%	8/1/23	850	879
[4]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue PUT, 67% of SOFR + 0.350%	1.375%	11/1/25	2,025	1,951
[4]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue PUT, 67% of SOFR + 0.350%	1.375%	11/1/25	2,380	2,292
[4]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue PUT, 67% of SOFR + 0.350%	1.375%	11/1/25	1,990	1,917
	Bethlehem Area School District GO	5.000%	11/15/26	4,165	4,688
	Bethlehem Area School District GO	5.000%	11/15/27	3,400	3,907

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bethlehem Area School District GO	5.000%	11/15/28	4,105	4,787
[5]	Bethlehem PA GO	5.000%	12/1/23	295	308
[5]	Bethlehem PA GO	5.000%	12/1/24	290	311
[5]	Bethlehem PA GO	5.000%	12/1/25	700	770
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/23	500	514
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/24	500	522
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/25	500	531
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/26	520	559
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/27	1,095	1,187
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/28	455	495
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/29	1,000	1,094
[3]	Bristol Township School District GO	3.000%	6/1/24	100	102
[3]	Bristol Township School District GO	4.000%	6/1/26	100	108
[3]	Bristol Township School District GO	4.000%	6/1/28	200	219
[7]	Bucks County IDA College & University Revenue	5.000%	11/1/26	470	498
[7]	Bucks County IDA College & University Revenue	5.000%	11/1/28	785	836
[7]	Bucks County IDA College & University Revenue	5.000%	11/1/29	825	879
[7]	Bucks County IDA College & University Revenue	5.000%	11/1/22	485	488
[7]	Bucks County IDA College & University Revenue	5.000%	11/1/23	405	415
[7]	Bucks County IDA College & University Revenue	5.000%	11/1/24	425	441
[7]	Bucks County IDA College & University Revenue	5.000%	11/1/25	450	473
[7]	Bucks County IDA College & University Revenue	5.000%	11/1/27	585	623
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/25	200	212
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/26	250	268
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/27	550	596
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/28	550	598
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/29	300	327
	Bucks County IDA Private School Revenue (George School Project)	5.000%	9/15/24	430	458
	Bucks County PA Middletown Township GO	5.000%	8/15/26	1,825	2,049

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Bucks County Water and Sewer Authority Sewer Revenue	4.000%	6/1/23	515	525
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,015	2,067
[3]	Capital Region Water Revenue	5.000%	7/15/23	1,705	1,758
	Capital Region Water Revenue	5.000%	7/15/25	1,000	1,087
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,000	1,069
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,040	1,138
	Chambersburg Area School District GO	5.000%	3/1/25	1,220	1,265
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	680	719
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,285	1,395
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,800	2,002
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,670	1,900
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/22	420	423
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/25	1,000	1,081
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/26	1,010	1,102
[1,2]	Chester County IDA Revenue TOB VRDO	1.730%	8/4/22	16,095	16,095
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/23	1,180	1,217
[3]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/22	400	404
[3]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/23	400	410
[3]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/24	430	441
[3]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/25	390	400
[5]	Coatesville School District GO	5.000%	8/1/22	2,070	2,070
	Coatesville School District GO	5.000%	6/30/23	2,000	2,025
[5]	Coatesville School District GO	5.000%	8/1/23	3,735	3,856
[5]	Coatesville School District GO, ETM	5.000%	8/1/22	210	210
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/23	250	257
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	1,750	1,847
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/25	625	678
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	500	555
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	1,585	1,760
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,725	2,793
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	3,000	3,153
	Commonwealth of Pennsylvania COP	5.000%	7/1/23	250	257
	Commonwealth of Pennsylvania COP	5.000%	7/1/24	300	317
	Commonwealth of Pennsylvania COP	5.000%	7/1/25	500	543

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	13,065	13,364
	Commonwealth of Pennsylvania GO	5.000%	9/15/23	4,840	5,027
	Commonwealth of Pennsylvania GO	5.000%	7/15/24	32,945	35,080
[5]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	12,350	13,585
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	125	139
	Commonwealth of Pennsylvania GO	4.000%	10/15/28	3,095	3,163
[5]	Commonwealth of Pennsylvania GO	4.000%	8/15/29	5,960	6,299
	Commonwealth of Pennsylvania GO	4.000%	6/15/30	3,000	3,091
	Commonwealth of Pennsylvania GO	4.000%	4/1/33	1,410	1,424
[5]	Cornell School District GO	4.000%	9/1/24	500	520
[1]	Dauphin County General Authority College & University Revenue	4.250%	10/15/26	1,255	1,257
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	5.000%	6/1/28	255	276
	Dauphin County PA GO	5.000%	11/15/25	3,350	3,694
	Dauphin County PA GO	5.000%	11/15/26	3,785	4,278
	Delaware County Authority College & University Revenue	5.000%	8/1/22	400	400
	Delaware County Authority College & University Revenue	4.000%	10/1/22	100	100
	Delaware County Authority College & University Revenue	5.000%	12/1/22	415	420
	Delaware County Authority College & University Revenue	5.000%	10/1/23	115	118
	Delaware County Authority College & University Revenue	5.000%	12/1/23	785	820
	Delaware County Authority College & University Revenue	5.000%	10/1/24	250	259
	Delaware County Authority College & University Revenue	5.000%	10/1/25	265	278
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/26	2,015	2,249
[1,2]	Delaware River Joint Toll Bridge Commission Highway Revenue TOB VRDO	1.400%	8/4/22	11,260	11,260
	Delaware River Port Authority Highway Revenue	5.000%	1/1/24	10,000	10,439
	Delaware River Port Authority Highway Revenue	5.000%	1/1/25	15,250	16,311
	Delaware River Port Authority Highway Revenue	5.000%	1/1/26	12,570	13,764
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/23	3,635	3,684
	Delaware Valley Regional Finance Authority	4.000%	3/1/29	5,000	5,398
	Delaware Valley Regional Finance Authority	5.000%	3/1/29	750	858
[4]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue PUT, SIFMA Municipal Swap Index Yield + 0.530%	1.860%	9/1/23	3,625	3,621
[4]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue PUT, SIFMA Municipal Swap Index Yield + 0.400%	1.730%	3/1/26	10,995	10,915
[4]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue PUT, SOFR + 0.490%	2.018%	3/1/27	10,470	9,983
[11]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	14,425	16,864
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	500	513

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	245	252
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	1,330	1,398
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	1,910	2,043
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	360	385
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	650	695
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	1,460	1,587
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	635	690
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	795	877
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	350	386
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	850	944
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	355	394
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	910	1,006
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	380	426
	East Hempfield Township IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,560	1,680
	Ephrata Area School District GO	4.000%	3/1/27	2,735	2,978
	Ephrata Area School District GO	4.000%	3/1/28	1,800	1,969
	Erie County Conventional Center Authority	5.000%	1/15/32	1,910	2,022
	Erie Higher Education Building Authority College & University Revenue	5.000%	5/1/28	355	392
[5]	Erie School District GO	5.000%	4/1/23	315	322
[5]	Erie School District GO	5.000%	4/1/25	475	512
[5]	Erie School District GO	5.000%	4/1/26	575	634
[3,11]	Erie Sewer Authority Lease Revenue	0.000%	12/1/25	2,155	1,963
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/24	500	512
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/25	500	513
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/26	570	586
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/27	650	667
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	13,000	14,366
[5]	Harrisburg School District GO	5.000%	11/15/24	2,065	2,210
[5]	Harrisburg School District GO	5.000%	11/15/25	5,085	5,582
	Hempfield Township PA GO	4.000%	10/15/23	75	77
	Hempfield Township PA GO	4.000%	10/15/24	100	105
	Hempfield Township PA GO	4.000%	10/15/25	150	160
	Hempfield Township PA GO	4.000%	10/15/26	100	108
	Hempfield Township PA GO	4.000%	10/15/27	100	109
	Hempfield Township PA GO	4.000%	10/15/28	240	263
	Kennett Consolidated School District GO	4.000%	2/15/24	500	517
[3]	Kiski Area School District GO	4.000%	3/1/23	350	355
[3]	Kiski Area School District GO	5.000%	3/1/24	275	289
[3]	Kiski Area School District GO	5.000%	3/1/25	265	286
[3]	Kiski Area School District GO	5.000%	3/1/26	250	276

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Kiski Area School District GO	5.000%	3/1/27	810	915
[3]	Kiski Area School District GO	5.000%	3/1/28	420	481
	Lackawanna County IDA College & University Revenue	5.000%	11/1/23	705	734
	Lackawanna County IDA College & University Revenue	5.000%	11/1/24	500	531
	Lackawanna County IDA College & University Revenue	5.000%	11/1/26	1,165	1,284
	Lackawanna County IDA College & University Revenue	5.000%	11/1/27	510	571
[3]	Lackawanna County PA GO	4.000%	3/15/23	265	269
[3]	Lackawanna County PA GO	4.000%	3/15/24	310	320
[3]	Lackawanna County PA GO	4.000%	3/15/25	300	316
[3]	Lackawanna County PA GO	4.000%	3/15/26	400	428
[3]	Lackawanna County PA GO	4.000%	3/15/27	500	544
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/25	705	694
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	520	582
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,090	1,124
	Lancaster County PA GO	4.000%	11/1/23	125	128
	Lancaster County PA GO	4.000%	11/1/24	255	267
	Lancaster County PA GO	4.000%	11/1/25	280	298
	Lancaster County PA GO	4.000%	11/1/26	325	351
	Lancaster County PA GO	4.000%	11/1/27	500	546
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	2,750	2,754
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/23	700	707
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/24	1,300	1,320
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/22	175	176
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/23	150	156
[5]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/23	140	145
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/24	230	244
[5]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/24	225	238
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/25	300	324
[5]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/25	225	243
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/26	820	905
[5]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/26	320	353
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/27	685	771
[5]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/27	445	501
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/28	615	702
[5]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/28	450	514

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/29	500	578
[5]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/30	500	584
	Lancaster IDA College & University Revenue	5.000%	7/1/26	340	378
[5]	Lancaster PA GO	4.000%	11/1/26	2,410	2,623
[5]	Lancaster PA GO	4.000%	11/1/27	2,605	2,871
[5]	Lancaster PA GO	5.000%	11/1/27	1,290	1,428
[5]	Lancaster PA GO	4.000%	11/1/28	2,700	2,987
[5]	Lancaster School District GO	5.000%	6/1/23	200	205
[5]	Lancaster School District GO	4.000%	6/1/24	365	379
[5]	Lancaster School District GO	4.000%	6/1/25	320	338
[5]	Lancaster School District GO	5.000%	6/1/25	200	217
[5]	Lancaster School District GO	4.000%	6/1/26	430	462
[5]	Lancaster School District GO	5.000%	6/1/26	520	578
[5]	Lancaster School District GO	4.000%	6/1/27	500	546
[5]	Lancaster School District GO	5.000%	6/1/27	200	228
	Lansdale Borough PA GO	4.000%	10/1/22	250	251
	Lansdale Borough PA GO	4.000%	10/1/23	300	308
	Lansdale Borough PA GO	4.000%	10/1/24	275	288
	Lansdale Borough PA GO	2.000%	10/1/25	650	651
	Lansdale Borough PA GO	2.000%	10/1/26	300	300
	Latrobe IDA College & University Revenue	5.000%	3/1/26	180	190
	Latrobe IDA College & University Revenue	5.000%	3/1/27	150	160
	Latrobe IDA College & University Revenue	5.000%	3/1/28	150	160
	Latrobe IDA College & University Revenue	5.000%	3/1/29	175	187
[5]	Lebanon County PA GO	4.000%	10/15/27	200	220
[5]	Lebanon County PA GO	4.000%	10/15/28	200	220
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/22	250	251
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	505	517
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	380	394
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	265	277
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	285	301
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/27	885	941
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/28	445	473
	Lehigh County IDA Industrial Revenue PUT	1.800%	8/15/22	1,840	1,840
	Lehigh County IDA Industrial Revenue PUT	1.800%	9/1/22	7,603	7,599
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	860	883
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,120	1,181
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,750	5,122
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,975	2,173
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,400	2,689
[5]	Luzerne County IDA Lease Revenue	5.000%	12/15/23	1,000	1,043
[5]	Luzerne County IDA Lease Revenue	5.000%	12/15/24	1,330	1,422
[5]	Luzerne County PA GO	5.000%	12/15/22	750	759
[5]	Luzerne County PA GO	5.000%	12/15/23	750	783
[5]	Luzerne County PA GO	5.000%	12/15/23	750	783
[5]	Luzerne County PA GO	5.000%	12/15/24	1,500	1,604

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Luzerne County PA GO	5.000%	12/15/24	1,000	1,069
[5]	Luzerne County PA GO	5.000%	11/15/29	4,000	4,344
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	4.000%	11/1/25	520	546
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	4.000%	11/1/26	540	573
	Manheim Township School District GO	4.000%	2/1/26	1,275	1,367
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,600	1,807
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,640	1,872
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/26	1,655	1,766
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,725	1,729
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,380	1,386
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/22	790	790
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,860	1,919
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	2,130	2,249
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	315	344
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	475	529
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	750	838
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	750	852
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/22	450	451
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/23	350	361
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/24	375	396
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/25	1,305	1,409

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/26	1,460	1,607
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/28	1,500	1,698
	Montgomery County IDA	4.000%	1/1/25	1,150	1,150
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,000	1,046
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,000	1,061
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/25	1,000	1,073
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	4.000%	1/15/25	315	330
	Montgomery PA County GO	5.000%	1/1/27	2,920	3,320
[3]	New Kensington-Arnold School District GO	5.000%	5/15/25	2,230	2,409
[3]	New Kensington-Arnold School District GO	5.000%	5/15/26	1,015	1,122
	North Penn Water Authority Water Revenue	4.000%	11/1/25	200	214
	North Penn Water Authority Water Revenue	4.000%	11/1/26	150	163
	North Penn Water Authority Water Revenue	4.000%	11/1/27	500	548
	North Penn Water Authority Water Revenue	4.000%	11/1/28	440	486
[4]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.460%	1.790%	11/1/23	860	860
[4]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.560%	1.890%	11/1/24	630	630
[5]	North Pocono School District GO	4.000%	9/15/28	1,580	1,748
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	3,885	3,889
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	2,185	2,252
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue	5.000%	3/1/28	480	508
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/23	985	999
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/23	705	715
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/24	530	550
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/25	510	532
[3]	Northeastern School District/York County GO	2.000%	9/1/22	125	125
[3]	Northeastern School District/York County GO	2.000%	9/1/23	165	165
[3]	Northeastern School District/York County GO	1.000%	9/1/24	100	97
	Northern York County School District GO	4.000%	11/15/26	1,880	2,031
	Northern York County School District GO	4.000%	11/15/28	820	901
	Norwin School District GO	5.000%	4/1/24	305	321
	Norwin School District GO	5.000%	4/1/26	1,305	1,443
	Norwin School District GO	5.000%	4/1/27	2,420	2,730
	Norwin School District GO	5.000%	4/1/28	2,545	2,937

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Octorara Area School District GO	4.000%	4/1/24	375	389
[5]	Octorara Area School District GO	4.000%	4/1/26	750	804
	Penn Delco School District GO	4.000%	6/1/25	180	190
	Penn Delco School District GO	4.000%	6/1/26	150	161
	Penn Delco School District GO	4.000%	6/1/27	200	217
	Penn Delco School District GO	4.000%	6/1/28	445	486
	Penn Delco School District GO	4.000%	6/1/29	350	384
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/22	500	502
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/23	365	374
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	5,120	5,317
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	300	314
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/24	440	457
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	7,535	8,014
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	400	429
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/25	515	543
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	180	184
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/26	505	539
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/27	610	687
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,405	2,712
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	435	491
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/28	760	865
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	485	559
[4]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	2.030%	5/15/27	21,300	20,898
[1,2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.480%	8/4/22	5,500	5,500

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.420%	1.750%	11/15/24	1,370	1,356
[4]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	1.810%	11/15/25	1,755	1,728
[4]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	1.910%	11/15/26	1,825	1,801
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Project) PUT	0.950%	12/1/26	13,655	12,155
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/22	5,010	5,040
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/23	6,225	6,406
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/23	1,450	1,492
[5]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	175	184
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	1,430	1,503
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	4,220	4,471
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	1,535	1,626
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	250	265
[5]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/25	175	188
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/25	4,510	4,895
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/25	1,625	1,764
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/25	500	549
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/25	960	1,034
[5]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	550	605
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	1,010	1,099
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/26	4,270	4,738
[5]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	600	673
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	710	768
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/28	1,000	1,065
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	3.500%	4/30/24	1,880	1,902
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	750	751
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	3,000	3,106

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	2,100	2,174
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,165	2,309
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,320	2,538
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,125	2,380
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	850	973
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	2,030	2,355
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,000	1,175
Pennsylvania Housing Finance Agency	3.500%	10/1/46	1,240	1,251
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	0.200%	10/1/22	140	140
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	0.400%	4/1/23	165	164
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	0.450%	10/1/23	160	157
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/23	200	207
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/24	115	121
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	215	229
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	130	139
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/25	1,000	1,078
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/25	105	113
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	200	218
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	250	273
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	110	120
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	185	204
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	125	138
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	1,120	1,237
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	400	447
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	250	279
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	150	167
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/27	1,000	1,124
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/27	125	140

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	10/1/27	400	409
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	325	370
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	250	284
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	115	130
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	500	571
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	1,375	1,567
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	250	284
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	2,910	3,338
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	260	297
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/29	325	372
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/48	6,955	7,107
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	3,715	3,714
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	2,045	2,046
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	21,670	21,448
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/52	4,400	4,355
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/52	9,475	9,943
[1,2]	Pennsylvania Housing Finance Agency Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	1.730%	8/4/22	7,197	7,197
	Pennsylvania State University College & University Revenue	5.000%	3/1/23	330	337
	Pennsylvania State University College & University Revenue	5.000%	3/1/24	230	243
	Pennsylvania State University College & University Revenue	5.000%	3/1/25	335	362
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	1,200	1,343
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/22	4,080	4,128
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/27	1,000	1,158
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/27	1,935	2,204
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/28	1,100	1,294
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/28	1,000	1,155
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/29	100	111
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	500	506
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	320	324
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	9,195	9,451

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	28,505	29,299
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	670	689
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	515	538
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	650	679
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	3,280	3,454
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	2,000	2,106
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	550	579
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	250	267
Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/24	895	939
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,555	1,682
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,580	1,709
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	3,955	4,277
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	3,500	3,805
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	70	77
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	750	821
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	850	936
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	250	275
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	1,250	1,393
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	1,215	1,343
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	4,475	4,947
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/26	650	704
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	1,010	1,129
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	500	564
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	500	564
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	2,480	2,792
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	750	819
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	325	370
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	220	253
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	2,000	2,166
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	2,165	2,491

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	500	575
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	775	892
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	1,000	1,135
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	550	598
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	500	583
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	750	862
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	6,095	6,682
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	1,025	1,135
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/31	1,000	1,098
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	2,650	2,805
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	1,325	1,398
[1,2]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	1.480%	8/4/22	6,910	6,910
[2]	Pennsylvania Turnpike Commission Highway Revenue VRDO	1.430%	8/4/22	22,250	22,250
[4]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.600%	1.930%	12/1/23	8,000	8,002
[4]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.030%	12/1/23	11,750	11,756
[1,2,5]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	1.920%	8/1/22	8,500	8,500
[1,2,5]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	1.920%	8/1/22	7,500	7,500
[1,2]	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue VRDO	1.380%	12/1/51	18,750	18,750
	Pequea Valley School District GO	2.000%	5/15/23	100	100
	Pequea Valley School District GO	3.000%	5/15/24	115	117
	Pequea Valley School District GO	4.000%	5/15/27	185	201
	Pequea Valley School District GO	4.000%	5/15/28	150	164
	Peters Township School District Washington County GO	4.000%	9/15/23	190	195
	Peters Township School District Washington County GO	5.000%	1/15/24	125	131
	Peters Township School District Washington County GO	5.000%	9/15/24	150	160
	Peters Township School District Washington County GO	5.000%	1/15/25	200	215
	Peters Township School District Washington County GO	5.000%	9/15/25	250	273
	Peters Township School District Washington County GO	5.000%	1/15/26	275	302
	Peters Township School District Washington County GO	5.000%	9/15/26	185	206
	Peters Township School District Washington County GO	5.000%	1/15/27	275	309
	Peters Township School District Washington County GO	5.000%	9/15/27	625	712

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/24	170	174
[1]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/25	170	176
[1]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/26	810	840
[1]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/27	335	348
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/15/29	365	365
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/22	350	352
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/23	650	665
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/23	5,705	5,835
[7]	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	9/1/24	400	410
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/24	1,045	1,084
[7]	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	9/1/25	555	578
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/25	1,845	1,991
[7]	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	9/1/26	390	412
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/26	2,385	2,614
[7]	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	9/1/27	310	331
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/27	2,500	2,776
[7]	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	9/1/28	320	343
[7]	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	9/1/29	340	366
[7]	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	9/1/30	500	540
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	175	195
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/22	4,470	4,519
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/23	5,415	5,631
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	2/15/23	2,565	2,609
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	2/15/24	2,960	3,095
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	2/15/25	3,165	3,398
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/25	10,300	11,227
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/26	5,280	5,886

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/27	4,675	5,280
[5]	Philadelphia Authority for Industrial Development Lease Revenue	5.000%	12/1/25	800	878
	Philadelphia Gas Works Co Natural Gas Revenue	5.000%	10/1/22	3,115	3,132
[1,2,5]	Philadelphia Gas Works Co Natural Gas Revenue TOB VRDO	1.450%	8/4/22	4,740	4,740
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/23	1,015	1,047
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	915	971
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/25	1,095	1,192
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/25	2,250	2,460
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	1,300	1,445
[5]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	600	666
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/28	230	250
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,750	2,813
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	7,195	7,522
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	840	914
[5]	Philadelphia Municipal Authority Lease (Non-Terminable) Revenue	5.000%	1/15/24	1,400	1,465
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/23	960	989
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	650	687
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/25	770	834
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/26	1,160	1,284
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/26	960	1,062
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/27	1,400	1,579
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/27	1,005	1,133
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/28	2,155	2,464
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/28	1,055	1,206
	Philadelphia PA GO	5.000%	8/1/22	4,810	4,810
	Philadelphia PA GO	5.000%	8/1/22	7,500	7,500
	Philadelphia PA GO	5.000%	8/1/22	1,660	1,660
	Philadelphia PA GO	5.000%	8/1/22	2,615	2,615
	Philadelphia PA GO	5.000%	8/1/25	8,150	8,866
	Philadelphia PA GO	5.000%	5/1/26	2,860	3,163
	Philadelphia PA GO	5.000%	8/1/26	5,000	5,456
	Philadelphia PA GO	5.000%	8/1/26	5,055	5,623
	Philadelphia PA GO	5.000%	5/1/27	2,705	3,056

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia PA GO	5.000%	5/1/28	2,500	2,865
	Philadelphia PA GO	5.000%	8/1/28	250	272
	Philadelphia PA GO	5.000%	8/1/29	250	280
	Philadelphia PA GO, Prere.	5.250%	1/15/24	200	211
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/22	520	524
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/23	5,305	5,507
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/23	425	442
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/23	1,020	1,061
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/24	1,425	1,524
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/25	1,425	1,561
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/25	3,790	4,153
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/26	1,835	2,052
	Philadelphia School District GO	5.000%	9/1/22	4,000	4,011
	Philadelphia School District GO	5.000%	9/1/22	6,445	6,463
	Philadelphia School District GO	5.000%	9/1/22	1,035	1,038
	Philadelphia School District GO	5.000%	9/1/22	6,750	6,769
	Philadelphia School District GO	5.000%	9/1/23	6,450	6,668
	Philadelphia School District GO	5.000%	9/1/23	6,260	6,472
	Philadelphia School District GO	5.000%	9/1/23	2,820	2,915
	Philadelphia School District GO	5.000%	9/1/24	1,285	1,366
	Philadelphia School District GO	5.000%	9/1/24	310	330
	Philadelphia School District GO	5.000%	9/1/24	1,000	1,063
	Philadelphia School District GO	5.000%	9/1/25	1,040	1,133
	Philadelphia School District GO	5.000%	9/1/25	2,015	2,196
	Philadelphia School District GO	5.000%	9/1/25	1,825	1,989
	Philadelphia School District GO	5.000%	9/1/26	2,690	2,995
	Philadelphia School District GO	5.000%	9/1/26	1,500	1,670
[5,10]	Philadelphia School District GO	5.000%	6/1/27	1,465	1,658
	Philadelphia School District GO	5.000%	9/1/27	4,105	4,656
	Philadelphia School District GO	5.000%	9/1/27	2,500	2,836
	Philadelphia School District GO	5.000%	9/1/28	1,305	1,493
[5]	Pittsburgh and Allegheny County Sports & Exhibition Authority Hotel Occupancy Tax Revenue	5.000%	2/1/26	3,030	3,030
[5]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/23	885	895
[5]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/24	1,700	1,754
[5]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/25	1,910	2,008
[5]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/26	2,000	2,204
[5]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/27	4,050	4,540
[5]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/28	2,595	2,953
	Pittsburgh and Allegheny County Sports & Exhibition Authority Parking Auto Parking Revenue	5.000%	12/15/23	500	522
	Pittsburgh and Allegheny County Sports & Exhibition Authority Parking Auto Parking Revenue	5.000%	12/15/24	500	535

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pittsburgh PA GO	5.000%	9/1/23	420	435
	Pittsburgh PA GO	5.000%	9/1/24	520	555
[5]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/22	14,360	14,402
[5]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/23	290	298
[5]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/23	15,225	15,783
[5]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/24	140	146
[5]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/24	17,180	18,262
[5]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/25	275	292
[5]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/25	690	752
[5]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/26	650	725
[5]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/26	1,000	1,116
[5]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/27	1,715	1,952
[5]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/28	720	833
[4,5]	Pittsburgh Water & Sewer Authority Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	1.980%	12/1/23	14,170	14,177
[3]	Plum Boro School District GO	3.300%	9/15/29	100	101
[5]	Pocono Mountain School District GO	4.000%	9/1/23	2,650	2,712
	Quakertown Community School District GO	4.000%	8/1/25	2,655	2,812
[5]	Reading School District GO	5.000%	3/1/24	665	697
	School District of Philadelphia GO	5.000%	9/1/28	275	314
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/23	250	260
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/24	300	318
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/25	315	341
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/26	930	1,011
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/27	995	1,079
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/28	785	847
[5]	Shenandoah Valley School District GO	4.000%	8/1/27	885	967
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/27	45	48
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/23	135	138
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/24	105	110
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/25	165	177
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/26	160	174
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/27	300	332
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/28	215	241

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/29	250	283
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	1.970%	8/1/22	26,735	26,735
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	2,795	2,951
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/23	500	514
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/24	500	526
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/25	750	811
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/26	2,000	2,210
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/27	2,275	2,549
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/23	885	903
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/24	700	732
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/25	760	817
[5]	Sports & Exhibition Authority of Pittsburgh and Allegheny County Intergovernmental Agreement Revenue	4.000%	2/1/23	740	748
[5]	Sports & Exhibition Authority of Pittsburgh and Allegheny County Intergovernmental Agreement Revenue	4.000%	2/1/24	900	928
[5]	Sports & Exhibition Authority of Pittsburgh and Allegheny County Intergovernmental Agreement Revenue	4.000%	2/1/25	2,680	2,817
[5]	Sports & Exhibition Authority of Pittsburgh and Allegheny County Intergovernmental Agreement Revenue	4.000%	2/1/26	2,265	2,417
[5]	Sports & Exhibition Authority of Pittsburgh and Allegheny County Intergovernmental Agreement Revenue	4.000%	2/1/27	2,380	2,580
[5]	Sports & Exhibition Authority of Pittsburgh and Allegheny County Intergovernmental Agreement Revenue	5.000%	2/1/28	1,045	1,178
[5]	Sports & Exhibition Authority of Pittsburgh and Allegheny County Intergovernmental Agreement Revenue	5.000%	2/1/29	685	780
[3]	Spring Cove School District GO	3.000%	11/15/26	1,545	1,602
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	500	521
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,950	2,088
[3]	State Public School Building Authority College & University Revenue	5.000%	3/1/23	300	306
[3]	State Public School Building Authority College & University Revenue	5.000%	6/15/23	2,580	2,656
[3]	State Public School Building Authority College & University Revenue	5.000%	7/15/23	300	309
[3]	State Public School Building Authority College & University Revenue	5.000%	3/1/24	300	315
[3]	State Public School Building Authority College & University Revenue	5.000%	7/15/24	190	201
[3]	State Public School Building Authority College & University Revenue	5.000%	3/1/25	400	429

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	State Public School Building Authority College & University Revenue	5.000%	7/15/25	450	487
[3]	State Public School Building Authority College & University Revenue	5.000%	3/1/26	1,000	1,097
[3]	State Public School Building Authority College & University Revenue	5.000%	7/15/26	735	812
[3]	State Public School Building Authority College & University Revenue	5.000%	3/1/27	715	799
[3]	State Public School Building Authority College & University Revenue	5.000%	7/15/27	1,200	1,351
[3]	State Public School Building Authority College & University Revenue	5.000%	3/1/28	750	852
[3]	State Public School Building Authority College & University Revenue	5.000%	7/15/28	2,035	2,321
[3]	State Public School Building Authority Lease (Appropriation) Revenue	5.000%	10/1/25	1,000	1,092
[5]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/30	5,000	5,550
[5]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/31	250	277
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/28	1,000	1,120
	Twin Valley School District GO	3.000%	4/1/27	1,000	1,038
	Twin Valley School District GO	3.000%	4/1/29	500	515
[3]	University Area Joint Authority Sewer Revenue	5.000%	11/1/22	545	550
[3]	University Area Joint Authority Sewer Revenue	5.000%	11/1/23	1,110	1,155
[3]	University Area Joint Authority Sewer Revenue	5.000%	11/1/24	745	797
[3]	University Area Joint Authority Sewer Revenue	5.000%	11/1/25	1,070	1,174
[3]	University Area Joint Authority Sewer Revenue	5.000%	11/1/26	1,005	1,106
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	20,000	21,323
[4]	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue, SIFMA Municipal Swap Index Yield + 0.360%	1.690%	2/15/24	25,210	25,276
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/23	280	281
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/24	435	439
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/27	675	677
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/28	705	701
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/23	125	127
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/24	375	385
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	465	482
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/26	280	292

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/27	1,870	2,051
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/28	300	332
[8]	Westmoreland County Municipal Authority Multiple Utility Revenue	0.000%	8/15/23	5,020	4,917
[3]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/27	1,280	1,397
[3]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/28	130	142
	Westmoreland County PA GO	5.000%	8/15/28	890	1,023
[3]	Williamsport Sanitary Authority Sewer Revenue	5.000%	1/1/28	1,095	1,261
[3]	Woodland Hills School District GO	4.000%	9/1/26	600	646
[3]	Woodland Hills School District GO	4.000%	9/1/27	630	687
[3]	York County School of Technology Authority Lease Revenue	5.000%	2/15/23	1,265	1,287
[3]	York County School of Technology Authority Lease Revenue	5.000%	2/15/24	1,295	1,357
[3]	York County School of Technology Authority Lease Revenue	5.000%	2/15/25	1,350	1,453
					1,535,511
Puerto Rico (1.0%)
	Commonwealth of Puerto Rico GO	5.250%	7/1/23	16,728	17,062
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	9,989	9,289
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	57,816	60,547
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	68,820	74,559
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	63,243	69,878
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority	5.000%	7/1/25	1,250	1,290
[8]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	700	702
[8]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	1,410	1,413
[5]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	110	112
[5]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	145	148
[5]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/24	300	305
[8]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/25	360	368
[16]	Puerto Rico Highway & Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/23	15	15
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/22	3,505	3,541
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/23	3,665	3,808
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/24	4,200	4,467
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/25	8,630	9,365
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/26	12,355	13,660

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/27	3,200	3,597
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	410	459
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	225	254
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	15,856	14,873
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	60,313	50,877
					340,589
Rhode Island (0.3%)
	Cranston RI BAN GO	1.000%	8/23/22	1,750	1,749
[5]	Providence Public Building Authority Lease (Appropriation) Revenue	4.000%	9/15/24	500	522
[5]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/25	500	547
	Providence RI GO	5.000%	1/15/23	240	243
	Providence RI GO	5.000%	1/15/24	250	260
	Providence RI GO	5.000%	1/15/25	250	267
	Providence RI GO	5.000%	1/15/26	250	273
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	5/15/27	5,620	6,332
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/23	6,015	6,193
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/24	3,440	3,626
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/25	8,810	9,542
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/22	610	613
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/22	450	452
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/22	200	201
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/23	450	467
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/23	640	664
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/23	300	311
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/23	415	432
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/24	375	399
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/24	670	713
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/24	1,110	1,182
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/25	395	431
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/25	425	464
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/25	450	491

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/26	150	167
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/27	150	170
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/27	490	556
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/28	145	166
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/28	350	400
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/29	365	421
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	2,500	2,505
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	2,795	2,860
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	2,800	2,871
[3]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	5.000%	5/15/24	750	794
[3]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	5.000%	5/15/26	630	700
[3]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	5.000%	5/15/28	1,500	1,724
	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/23	215	221
	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/24	235	249
[5]	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/25	200	217
[5]	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/26	200	222
	Rhode Island Health and Educational Building Corp. Private Schools Revenue	5.000%	10/1/28	1,300	1,508
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	4/1/49	7,800	7,791
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/51	3,000	2,984
[1,2]	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	1.370%	8/4/22	5,815	5,815
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.200%	10/1/25	325	315
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.450%	10/1/26	300	291
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.625%	10/1/27	600	576
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/50	8,995	8,990
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.500%	10/1/50	2,990	3,035
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/22	140	141

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/24	150	160
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/25	200	219
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/26	250	280
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/27	245	280
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/25	14,020	14,795
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,500	1,565
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,500	1,550
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	315	331
					101,243
South Carolina (1.3%)
	Beaufort County School District GO	5.000%	3/1/28	5,330	6,174
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/25	1,380	1,439
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/26	10,000	10,423
[1,2]	Charleston School Educational Excellence Finance Corp. Lease Revenue TOB VRDO	1.380%	8/4/22	3,625	3,625
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/25	550	580
	County Square Redevelopment Corp. Intergovernmental Agreement Revenue BAN	3.000%	3/3/23	9,000	9,069
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/27	865	920
	Georgetown County School District GO	5.000%	3/1/27	4,085	4,652
	Grand Strand Water & Sewer Authority Water Revenue	5.000%	6/1/28	1,970	2,291
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/24	500	519
	Greenville County SC Miscellaneous Revenue	5.000%	4/1/27	200	226
	Greenville County SC Miscellaneous Revenue	5.000%	4/1/30	325	384
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	1,915	1,922
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	1,585	1,625
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,080	2,214
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	2,185	2,368
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,865	2,060
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	3,915	4,393
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	4,110	4,654
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	4,315	4,928
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,530	5,206
	Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/22	1,000	1,011
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	550	554

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,925	1,995
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	710	757
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	720	780
	Myrtle Beach SC Tax Allocation Revenue	5.000%	10/1/22	1,240	1,247
	Newberry Investing in Children's Education Lease (Appropriation) Revenue	5.000%	12/1/22	1,390	1,406
	Oconee County School District GO	5.000%	3/1/25	475	514
[2]	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	63,495	64,976
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/24	8,400	8,751
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	1,245	1,336
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	1,490	1,599
	Piedmont Municipal Power Agency Nuclear Revenue	3.000%	1/1/23	1,660	1,667
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/24	765	786
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/25	1,175	1,229
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/26	1,000	1,064
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/27	1,555	1,677
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/28	1,600	1,732
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/28	7,695	8,575
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/28	5,495	6,257
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/29	3,825	4,154
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/29	8,240	9,118
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/23	1,110	1,126
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/23	190	193
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/24	1,000	1,045
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/24	135	141
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/25	165	177
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/26	310	340
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/22	4,075	4,123
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/26	3,145	3,397
	South Carolina GO	4.000%	4/1/23	425	432
[1,2]	South Carolina Jobs Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.390%	8/4/22	15,055	15,055

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,000	1,050
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,850	1,983
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	960	1,053
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	3,185	3,474
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	470	528
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	820	940
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	400	460
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/23	1,860	1,888
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/24	1,825	1,904
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	5.000%	11/15/26	290	299
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	25,000	27,314
[1,2]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.480%	8/4/22	7,520	7,520
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	8/1/22	1,500	1,500
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/23	1,500	1,551
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/22	55	56
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/23	60	63
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/23	375	391
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	70	74
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	185	196
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	250	270
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	335	368
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	310	341
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	300	330
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	1,000	1,116

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	600	670
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	595	664
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	595	669
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	1,000	1,125
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	475	540
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	10,000	11,363
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	14,005	15,995
South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/22	90	91
South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/23	105	110
South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/24	115	123
South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/22	2,025	2,048
South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	2,820	2,981
South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/27	910	960
South Carolina Public Service Authority Miscellaneous Revenue	3.000%	12/1/29	275	275
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	10,075	10,190
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	7,500	7,585
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	1,185	1,198
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	580	587
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/23	520	543
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/23	3,615	3,772
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/24	600	637
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/24	10,230	10,856
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/25	10,910	11,664
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	2,235	2,383
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	570	620
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/27	260	282
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/28	175	190
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/47	3,690	3,768
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/48	5,340	5,532

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	5,590	5,633
	South Carolina Transportation Infrastructure Bank Fuel Sales Tax Revenue	5.000%	10/1/23	4,885	5,078
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/23	7,050	7,329
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/25	16,225	17,816
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.100%	10/1/26	10,065	10,264
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/26	16,790	18,895
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.000%	10/1/27	3,600	3,655
[5]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	375	384
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	615	629
[5]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	500	526
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	370	387
[5]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	500	539
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	580	620
[5]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,015	1,120
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	285	311
[5]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	725	817
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	200	221
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	1,950	2,177
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	1,780	2,008
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	2,185	2,480
	University of South Carolina College & University Revenue	5.000%	5/1/23	1,000	1,025
	University of South Carolina College & University Revenue	5.000%	5/1/24	750	792
	University of South Carolina College & University Revenue	5.000%	5/1/25	750	811
	York County SC GO	5.000%	4/1/25	3,825	4,037
					456,530
South Dakota (0.1%)
	Educational Enhancement Funding Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/23	2,785	2,862
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/23	750	767
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/24	1,120	1,179
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/25	1,000	1,080

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/30	2,000	2,256
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,285	1,288
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	140	140
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	400	404
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	535	540
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	750	775
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	190	196
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,000	1,060
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	200	211
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	500	540
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	480	517
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	170	184
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	720	790
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	750	838
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,055
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	4,805	5,044
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health Project)	4.000%	11/1/34	8,000	8,049
South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	11/1/47	4,370	4,460
South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	5/1/53	7,250	7,856
				42,091
Tennessee (1.8%)
Bedford County TN GO	5.000%	6/1/28	2,805	3,245
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,067

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,600	1,734
Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/22	2,015	2,021
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	570	600
Dyer County TN GO	3.000%	6/1/27	1,400	1,468
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	900	925
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	4,250	4,362
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,315	4,418
Hamilton County TN GO	5.000%	1/1/25	685	739
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	950	995
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,050	1,133
Jackson TN Health, Hospital, Nursing Home Revenue, ETM	5.000%	4/1/24	50	53
Jackson TN Health, Hospital, Nursing Home Revenue, ETM	5.000%	4/1/26	50	55
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	145	145
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,500	1,530
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,370	1,413
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,250	1,307
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,670	1,784
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,835	1,991
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,400	1,530
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,000	1,083
Knoxville TN Gas System Natural Gas Revenue	5.000%	3/1/27	3,130	3,557
Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/26	600	679
Memphis TN Gas Natural Gas Revenue	5.000%	12/1/24	665	715
Memphis TN GO	5.000%	4/1/26	2,515	2,725
Memphis TN GO	5.000%	5/1/26	5,130	5,723
Memphis-Shelby County Industrial Development Board Intergovernmental Agreement Revenue	5.000%	11/1/27	1,060	1,192

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	3.000%	10/1/24	325	322
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/29	300	316
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/24	170	172
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/25	175	178
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/26	300	305
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/27	195	198
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/28	195	196
	Metropolitan Government of Nashville & Davidson County TN	1.300%	8/3/22	15,000	14,999
	Metropolitan Government of Nashville & Davidson County TN	1.300%	8/4/22	12,500	12,500
[7]	Metropolitan Government of Nashville & Davidson County TN	4.000%	1/1/28	12,915	14,224
[7]	Metropolitan Government of Nashville & Davidson County TN	4.000%	1/1/29	13,430	14,919
[7]	Metropolitan Government of Nashville & Davidson County TN	4.000%	1/1/29	5,865	6,515
[7]	Metropolitan Government of Nashville & Davidson County TN	4.000%	1/1/30	12,195	13,619
	Metropolitan Government of Nashville & Davidson County TN CP	1.250%	8/4/22	11,075	11,074
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	18,905	19,479
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	23,395	25,559
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	1,500	1,639
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	350	382
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/28	10,000	11,581
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/23	46,420	47,888
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/23	14,485	14,943

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	1,000	1,083
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	850	941
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	1,025	1,156
	Montgomery County TN GO	4.000%	4/1/25	500	507
[6]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/27	1,375	1,274
[6]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/28	1,400	1,303
	Putnam County TN GO	5.000%	4/1/27	2,840	3,234
	Putnam County TN GO	5.000%	4/1/28	2,985	3,462
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	1,210	1,240
	Sullivan County TN GO	5.000%	5/1/23	2,985	3,062
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/22	335	335
[2]	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/23	215	217
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/23	375	378
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/23	320	325
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/24	350	357
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/24	500	513
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/25	500	515
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/25	600	619
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/26	550	569
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/26	1,140	1,181
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/27	2,810	2,914
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/27	2,240	2,322
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/28	2,925	3,021
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/28	2,375	2,444
[2]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	71,495	75,258
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	47,625	48,747
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/22	13,390	13,421
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/22	105	106
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/23	5,825	5,894
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/23	2,840	2,915
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/23	125	129
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	6,595	6,903
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/24	125	131
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/25	175	187
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	400	432
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/26	200	216
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	2,270	2,445
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/27	1,000	1,092

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/28	2,185	2,390
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	5/1/23	104,255	105,561
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	16,595	17,032
	Tennessee Housing Development Agency	4.250%	1/1/50	6,680	6,901
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	7/1/39	335	340
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	1/1/42	1,965	2,012
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	1/1/45	765	776
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	2,565	2,605
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	4,740	4,737
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/52	7,035	7,016
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	5,020	5,155
	Washington County TN GO	4.000%	6/1/23	2,050	2,092
	Wilson County TN GO	5.000%	4/1/24	3,420	3,609
					610,271
Texas (10.0%)
	Alamo Community College District GO	5.000%	8/15/23	5,455	5,651
	Alamo Community College District GO	5.000%	8/15/24	12,260	13,068
	Alamo Community College District GO	5.000%	8/15/25	8,255	9,027
[18]	Aldine Independent School District GO	5.000%	2/15/25	350	378
[18]	Aledo Independent School District GO	5.000%	2/15/26	835	926
[18]	Allen Independent School District GO	5.000%	2/15/25	1,000	1,048
[7,18]	Alvarado Independent School District PUT	2.750%	8/15/25	1,000	1,015
[18]	Alvin TX Independent School District GO	5.000%	2/15/28	500	579
[18]	Alvin TX Independent School District GO	5.000%	2/15/28	50	55
[18]	Alvin TX Independent School District GO PUT	1.250%	8/15/22	7,825	7,825
[18]	Alvin TX Independent School District GO PUT	0.450%	8/15/23	2,275	2,249
	Amarillo TX GO	4.000%	2/15/28	1,825	2,014
	Amarillo TX GO	4.000%	2/15/29	1,900	2,107
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/22	335	335
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/23	155	157
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	185	196
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	325	345
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	195	212
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	400	436
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	205	212
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	200	222
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	420	467
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	520	592
[1,2,18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue TOB VRDO	1.360%	8/4/22	3,360	3,360

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Arlington Higher Education Finance Corp. PUT	4.500%	6/15/26	1,250	1,224
	Arlington TX GO	4.000%	8/15/23	2,925	3,000
	Arlington TX GO	5.000%	8/15/24	2,925	3,120
	Arlington TX GO	5.000%	8/15/24	2,795	2,981
	Arlington TX GO	5.000%	8/15/25	2,925	3,206
	Arlington TX GO	5.000%	8/15/27	1,040	1,195
[18]	Arlington TX Independent School District GO	5.000%	2/15/25	2,275	2,458
[18]	Arlington TX Independent School District GO, Prere.	5.000%	2/15/23	1,400	1,427
	Arlington TX Special Tax Revenue	4.000%	2/15/23	910	922
	Arlington TX Special Tax Revenue	5.000%	2/15/24	1,410	1,480
[5]	Arlington TX Special Tax Revenue	5.000%	2/15/25	1,230	1,327
[5]	Arlington TX Special Tax Revenue	5.000%	2/15/26	1,120	1,206
	Arlington TX Water & Wastewater System Water Revenue	5.000%	6/1/27	2,205	2,508
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/22	250	253
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/23	225	233
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/24	300	317
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/25	1,265	1,361
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/26	1,250	1,368
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/27	845	938
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/28	1,505	1,685
	Austin Community College District GO	5.000%	8/1/27	1,700	1,948
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/22	1,000	1,000
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/23	200	207
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/24	200	213
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/25	255	279
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/27	1,015	1,103
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/23	750	756
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/24	1,090	1,119
	Austin County TX	1.320%	8/3/22	8,324	8,324
[18]	Austin Independent School District GO	5.000%	8/1/24	1,360	1,450
[18]	Austin Independent School District GO	5.000%	8/1/25	1,815	1,987
[18]	Austin Independent School District GO	5.000%	8/1/26	3,095	3,472
[18]	Austin Independent School District GO	5.000%	8/1/26	9,690	10,869
[18]	Austin Independent School District GO	5.000%	8/1/29	3,950	4,677
	Austin Independent School District GO	5.000%	8/1/29	4,455	5,247
	Austin Texas Utility System Revenue CP	1.120%	8/2/22	2,750	2,750
	Austin TX GO	5.000%	9/1/22	11,740	11,773
	Austin TX GO	5.000%	9/1/25	500	501
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/22	100	101
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/26	3,390	3,839
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/26	4,325	4,897

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/27	2,500	2,888
[18]	Barbers Hill Independent School District GO	5.000%	2/15/29	1,280	1,500
[18]	Barbers Hill Independent School District GO	5.000%	2/15/30	2,780	3,299
[18]	Bastrop Independent School District GO	5.000%	2/15/28	1,000	1,161
[18]	Bastrop Independent School District GO	5.000%	2/15/29	2,265	2,672
[18]	Beaumont Independent School District GO	5.000%	2/15/23	3,945	4,023
[18]	Beaumont Independent School District GO	5.000%	2/15/24	4,150	4,366
[18]	Beaumont Independent School District GO	5.000%	2/15/25	4,360	4,706
	Bedford TX GO	5.000%	2/1/23	2,635	2,679
	Bedford TX GO	5.000%	2/1/24	2,775	2,910
	Bedford TX GO	5.000%	2/1/25	2,920	3,145
	Bexar County Hospital District GO	5.000%	2/15/23	1,545	1,573
	Bexar County TX GO	5.000%	6/15/24	350	372
	Bexar County TX GO	5.000%	6/15/24	1,020	1,084
	Bexar County TX GO	5.000%	6/15/25	1,560	1,705
	Bexar County TX GO	5.000%	6/15/27	1,175	1,348
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/22	875	876
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/27	1,855	1,970
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/28	9,500	11,110
[18]	Brazosport Independent School District GO	5.000%	2/15/25	1,955	2,111
[18]	Brazosport Independent School District GO	3.000%	2/15/29	1,505	1,538
[18]	Brazosport Independent School District GO	3.000%	2/15/30	2,490	2,526
[7,18]	Bullard Independent School District PUT	2.750%	8/15/25	5,160	5,245
[18]	Burleson Independent School District GO PUT	2.500%	8/1/22	2,500	2,500
[18]	Burnet Consolidated Independent School District GO	5.000%	8/1/26	800	897
[18]	Burnet Consolidated Independent School District GO	5.000%	8/1/27	800	918
[18]	Burnet Consolidated Independent School District GO	5.000%	8/1/28	835	973
[18]	Canyon Independent School District GO	5.000%	2/15/26	3,540	3,901
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.700%	6/1/24	3,335	3,223
	Carrollton TX GO	5.000%	8/15/26	1,225	1,375
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/23	2,875	2,930
[18]	Carrollton-Farmers Branch Independent School District GO	2.000%	2/15/24	500	503
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/25	740	799
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/26	1,500	1,662
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/27	2,785	3,158
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/28	1,100	1,270
[1]	Celina TX Special Assessment Revenue	2.875%	9/1/27	213	195
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	4,500	4,557
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	1,170	1,184
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	115	120
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	150	159

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/26	125	136
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	370	410
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,250	1,356
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	23,655	25,627
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	325	364
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	700	783
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,500	1,682
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	3,200	3,607
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	4,700	4,938
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	1,350	1,369
[11]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/22	8,365	8,359
[11]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/23	8,600	8,411
[11]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/24	5,645	5,385
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/24	100	105
[11]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/26	9,445	8,520
[11]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	1,250	1,057
[11]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/22	1,920	1,919
[18]	Clear Creek Independent School District GO	5.000%	2/15/24	440	463
[18]	Clear Creek Independent School District GO	5.000%	2/15/25	675	730
[18]	Clear Creek Independent School District GO	5.000%	2/15/25	325	351
[18]	Clear Creek Independent School District GO	5.000%	2/15/26	700	777
[18]	Clear Creek Independent School District GO	5.000%	2/15/28	1,250	1,444
[18]	Clear Creek Independent School District GO PUT	1.350%	8/15/22	10,500	10,498
[18]	Clear Creek Independent School District GO PUT	0.500%	8/15/23	7,500	7,411
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	340	358
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	425	452
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	470	513
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	730	809
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	490	560
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	300	335
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	460	533
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	310	349
	College Station TX GO	5.000%	2/15/23	1,735	1,768
	College Station TX GO	5.000%	2/15/24	3,655	3,842

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Collin County Community College District GO	5.000%	8/15/24	115	123
	Collin County Community College District GO	5.000%	8/15/25	1,760	1,927
	Collin County Community College District GO	5.000%	8/15/26	2,775	3,116
	Collin County Community College District GO	5.000%	8/15/27	3,680	4,228
	Collin County Community College District GO	5.000%	8/15/28	1,035	1,208
	Collin County TX GO	5.000%	2/15/27	1,335	1,518
	Collin County TX GO	5.000%	2/15/28	1,000	1,158
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/23	1,495	1,516
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/24	1,625	1,699
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/25	1,055	1,134
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/27	1,835	2,062
[18]	Comal Independent School District GO	5.000%	2/1/27	4,385	4,970
[18]	Conroe Independent School District GO	5.000%	2/15/25	2,575	2,787
[18]	Conroe Independent School District GO	5.000%	2/15/25	4,490	4,860
[18]	Conroe Independent School District GO	5.000%	2/15/27	5,535	6,129
	Conroe TX GO	5.000%	11/15/24	1,415	1,518
[18]	Coppell Independent School District GO	5.000%	8/15/22	1,000	1,001
	Corpus Christi TX GO	5.000%	3/1/26	1,800	1,989
	Corpus Christi TX GO	5.000%	3/1/26	70	75
	Corpus Christi TX GO	5.000%	3/1/27	1,455	1,645
	Corpus Christi TX Utility System	5.000%	7/15/26	200	221
	Corpus Christi TX Utility System	5.000%	7/15/27	125	141
	Corpus Christi TX Utility System	5.000%	7/15/28	325	371
	Corpus Christi TX Utility System Multiple Utility Revenue	5.000%	7/15/32	500	537
	Corpus Christi TX Utility System Revenue	5.000%	7/15/29	125	144
	Corpus Christi TX Utility System Revenue	5.000%	7/15/30	175	204
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/24	400	424
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/23	1,500	1,529
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	2,480	2,682
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	2,140	2,314
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	1,000	1,081
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/26	4,000	4,438
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	3,555	4,041
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	230	261
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	1,000	1,137
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	3,695	4,279
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	1,185	1,372
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/29	625	734
[18]	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	5,750	5,750
[18]	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	5,615	5,615

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	10,625	10,625
[18]	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	8,815	8,520
[18]	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	12,970	12,536
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22	140	142
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22	625	633
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/23	2,000	2,091
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/24	275	296
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/26	1,045	1,180
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27	1,065	1,225
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	2,275	2,513
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	25	28
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	1,125	1,242
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	185	204
	Dallas College GO	5.000%	2/15/25	3,270	3,528
	Dallas County Utility & Reclamation District GO	5.000%	2/15/23	2,300	2,341
	Dallas County Utility & Reclamation District GO	5.000%	2/15/23	1,000	1,018
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	135	140
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	7,840	8,591
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	11,000	12,336
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	5,050	5,780
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	4,750	5,437
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	1,200	1,374
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	1,000	1,162
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	1,500	1,743
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	2,490	2,936
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	930	1,097
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	1.250%	7/1/23	3,750	3,724
	Dallas Housing Finance Corp. PUT	3.500%	2/1/26	1,450	1,479
	Dallas Independent School District CP	1.400%	10/6/22	7,000	6,999
[18]	Dallas Independent School District GO	5.000%	2/15/25	3,500	3,786
[18]	Dallas Independent School District GO	5.000%	2/15/26	1,160	1,252
[18]	Dallas Independent School District GO, Prere.	4.000%	8/15/22	1,190	1,191
[18]	Dallas Independent School District GO, Prere.	4.000%	8/15/22	2,860	2,863
[3]	Dallas TX GO	5.000%	2/15/23	3,400	3,465
[3]	Dallas TX GO	5.000%	2/15/23	10,875	11,082
	Dallas TX GO	5.000%	2/15/24	6,280	6,606
	Dallas TX GO	5.000%	2/15/24	7,700	8,100
	Dallas TX GO	5.000%	2/15/25	5,000	5,395
	Dallas TX GO	5.000%	2/15/25	7,700	8,308
	Dallas TX GO	5.000%	2/15/26	3,410	3,771

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas TX GO	5.000%	2/15/26	17,465	19,314
	Dallas TX GO	5.000%	2/15/26	5,375	5,944
	Dallas TX GO	5.000%	2/15/26	5,105	5,645
	Dallas TX GO	5.000%	2/15/27	7,605	8,602
	Dallas TX GO	5.000%	2/15/27	5,375	6,079
	Dallas TX GO	5.000%	2/15/27	5,100	5,768
	Dallas TX GO	5.000%	2/15/28	5,540	6,378
	Dallas TX GO	5.000%	2/15/29	3,805	4,448
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/22	4,095	4,100
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/23	2,435	2,517
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/24	2,515	2,665
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/25	2,955	3,200
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/26	3,000	3,308
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/27	2,000	2,130
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/28	1,290	1,371
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/25	1,740	1,916
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/26	2,510	2,756
[18]	Deer Park Independent School District GO PUT	0.160%	10/3/22	1,885	1,879
[18]	Del Valle Independent School District GO	5.000%	6/15/25	1,500	1,634
[18]	Del Valle Independent School District GO	5.000%	6/15/26	1,000	1,116
[18]	Del Valle Independent School District TX GO	5.000%	6/15/28	1,000	1,159
[18]	Denison Independent School District GO	5.000%	8/1/25	255	278
	Denton County Housing Finance Corp. PUT	5.000%	2/1/25	1,750	1,855
	Denton County TX GO	5.000%	7/15/25	1,670	1,825
	Denton County TX GO	5.000%	7/15/26	1,855	2,079
	Denton County TX GO	4.000%	7/15/33	2,575	2,710
[18]	Denton Independent School District GO	0.000%	8/15/22	5,000	4,997
[18]	Denton Independent School District GO	5.000%	8/15/24	2,850	3,043
[18]	Denton Independent School District GO	5.000%	8/15/25	1,170	1,263
[18]	Denton Independent School District GO PUT	2.000%	8/1/24	5,685	5,656
	Denton TX GO	5.000%	2/15/24	1,430	1,503
[18]	Dickinson Independent School District GO	5.000%	2/15/28	1,115	1,289
[18]	Dickinson Independent School District GO	4.000%	2/15/33	3,000	3,157
[18]	Dickinson Independent School District GO PUT	0.250%	8/1/23	2,250	2,220
[18]	Donna TX Independent School District GO	5.000%	2/15/24	250	263
[18]	Donna TX Independent School District GO	5.000%	2/15/25	500	541
[18]	Donna TX Independent School District GO	5.000%	2/15/26	500	555
[18]	Dripping Springs Independent School District	5.000%	2/15/26	1,015	1,065
[18]	Dripping Springs Independent School District, Prere.	5.000%	2/15/24	510	536
[18]	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	8/15/25	175	192
[18]	Eagle Mountain & Saginaw Independent School District GO PUT	2.000%	8/1/24	15,275	15,266
[18]	Eanes Independent School District GO	5.000%	8/1/25	1,180	1,293
	Ector County Hospital District GO	5.000%	9/15/22	210	211
	Ector County Hospital District GO	5.000%	9/15/24	445	466
	Ector County Hospital District GO	5.000%	9/15/25	250	266
	Ector County Hospital District GO	5.000%	9/15/26	700	756
	Ector County Hospital District GO	5.000%	9/15/27	1,070	1,166
[18]	El Paso Independent School District GO	5.000%	8/15/28	1,000	1,154
	El Paso Municipal Drainage Utility System Sewer Revenue	5.000%	3/1/23	1,505	1,536
	El Paso Municipal Drainage Utility System Sewer Revenue	5.000%	3/1/24	1,780	1,875

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	El Paso Municipal Drainage Utility System Sewer Revenue	5.000%	3/1/25	1,985	2,147
	El Paso TX GO	5.000%	8/15/22	400	401
	El Paso TX GO	5.000%	8/15/22	435	436
	El Paso TX GO	5.000%	8/15/22	2,860	2,864
	El Paso TX GO	5.000%	8/15/23	255	264
	El Paso TX GO	5.000%	8/15/23	300	311
	El Paso TX GO	5.000%	8/15/23	410	425
	El Paso TX GO	5.000%	8/15/24	135	144
	El Paso TX GO	5.000%	8/15/24	350	373
	El Paso TX GO	5.000%	8/15/24	480	511
	El Paso TX GO	5.000%	8/15/24	500	533
	El Paso TX GO	5.000%	8/15/26	1,110	1,245
	El Paso TX GO	5.000%	8/15/26	685	768
	El Paso TX GO	5.000%	8/15/26	535	600
	El Paso TX GO	5.000%	8/15/26	535	600
	El Paso TX GO	5.000%	8/15/27	715	818
	El Paso TX GO	5.000%	8/15/27	50	53
	El Paso TX GO	5.000%	8/15/27	400	458
	El Paso TX GO	5.000%	8/15/27	300	343
	El Paso TX GO	5.000%	8/15/27	1,200	1,373
	El Paso TX GO	5.000%	8/15/28	435	503
	El Paso TX GO	5.000%	8/15/28	400	463
	El Paso TX GO	5.000%	8/15/28	450	521
[18]	Forney Independent School District GO	5.000%	8/15/26	1,000	1,122
[18]	Forney Independent School District GO	5.000%	8/15/27	875	1,002
[18]	Forney Independent School District GO	5.000%	8/15/28	585	679
[3]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/23	580	584
[3]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	610	624
[3]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	35	36
[3]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/26	255	261
[3]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/27	325	334
[3]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	640	657
[3]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	65	67
[3]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	170	174
	Fort Bend County TX GO	5.000%	3/1/23	1,275	1,302
	Fort Bend County TX GO	5.000%	3/1/24	190	200
	Fort Bend County TX GO	5.000%	3/1/24	500	527
	Fort Bend County TX GO	5.000%	3/1/25	2,785	3,013
	Fort Bend County TX GO	5.000%	3/1/25	200	216
	Fort Bend County TX GO	5.000%	3/1/25	500	541
	Fort Bend County TX GO	5.000%	3/1/26	425	471
	Fort Bend County TX GO	5.000%	3/1/26	720	799
	Fort Bend County TX GO	5.000%	3/1/27	250	284
	Fort Bend County TX GO	5.000%	3/1/27	500	568
	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/23	200	204
[1,2]	Fort Bend County TX Toll Road Highway Revenue TOB VRDO	1.450%	8/4/22	2,170	2,170
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/24	500	526

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/26	1,000	1,107
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/27	500	566
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/28	1,000	1,153
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/29	250	292
[18]	Fort Bend Independent School District GO	5.000%	2/15/25	2,615	2,827
[18]	Fort Bend Independent School District GO	5.000%	8/15/25	2,240	2,454
[18]	Fort Bend Independent School District GO	5.000%	8/15/25	1,000	1,096
[18]	Fort Bend Independent School District GO	5.000%	8/15/25	160	175
[18]	Fort Bend Independent School District GO	5.000%	2/15/26	1,350	1,498
[18]	Fort Bend Independent School District GO	5.000%	8/15/26	760	854
[18]	Fort Bend Independent School District GO	5.000%	8/15/27	600	689
[18]	Fort Bend Independent School District GO PUT	1.950%	8/1/22	14,270	14,270
[18]	Fort Bend Independent School District GO PUT	0.875%	8/1/25	2,935	2,831
[18]	Fort Bend Independent School District PUT	2.375%	8/1/24	14,700	14,753
[18]	Fort Worth Independent School District GO	5.000%	2/15/23	850	866
[18]	Fort Worth Independent School District GO	5.000%	2/15/24	1,670	1,754
[18]	Fort Worth Independent School District GO	5.000%	2/15/25	1,130	1,223
[18]	Fort Worth Independent School District GO	5.000%	2/15/25	1,925	2,083
[18]	Fort Worth Independent School District GO	5.000%	2/15/26	1,260	1,361
[18]	Fort Worth Independent School District GO	5.000%	2/15/26	1,510	1,677
	Fort Worth Independent School District GO	5.000%	2/15/26	5,040	5,590
[18]	Fort Worth Independent School District GO	5.000%	2/15/27	965	1,067
	Fort Worth TX GO	5.000%	3/1/25	4,535	4,905
	Fort Worth TX GO	3.000%	9/1/25	1,275	1,317
	Fort Worth TX GO	5.000%	3/1/27	4,530	5,159
	Fort Worth TX GO	5.000%	3/1/27	2,210	2,517
	Fort Worth TX GO	5.000%	3/1/28	1,430	1,656
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/25	1,935	2,092
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/27	4,455	4,846
[18]	Friendswood Independent School District GO	4.000%	2/15/25	1,400	1,478
[18]	Friendswood Independent School District GO	5.000%	2/15/25	120	130
[18]	Friendswood Independent School District GO	4.000%	2/15/27	625	682
[18]	Friendswood Independent School District GO	4.000%	2/15/28	645	713
[18]	Frisco Independent School District GO	5.000%	8/15/24	1,535	1,539
[18]	Frisco Independent School District GO	5.000%	8/15/24	2,975	3,173
[18]	Frisco Independent School District GO	5.000%	8/15/25	1,900	2,081
[18]	Frisco Independent School District GO	5.000%	8/15/25	2,640	2,891
[18]	Frisco Independent School District GO	5.000%	8/15/26	1,830	2,049
[18]	Frisco Independent School District GO	4.000%	2/15/28	5,690	6,227
	Frisco TX GO	5.000%	2/15/24	10,000	10,192
	Frisco TX GO	5.000%	2/15/25	915	930
[18]	Galena Park Independent School District GO	5.000%	8/15/24	1,030	1,098
[18]	Galena Park Independent School District GO	5.000%	8/15/25	1,560	1,708
[18]	Galena Park Independent School District GO	5.000%	8/15/25	1,000	1,095
[18]	Galena Park Independent School District GO	5.000%	8/15/26	2,000	2,244
[18]	Galena Park Independent School District GO	5.000%	8/15/27	1,500	1,721
	Galveston County TX GO	4.000%	2/1/23	840	850
	Galveston County TX GO	4.000%	2/1/24	1,000	1,033
	Galveston County TX GO	4.000%	2/1/25	1,085	1,142
[18]	Garland Independent School District GO	5.000%	2/15/26	6,275	6,775

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/25	725	780
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/26	760	836
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/26	3,875	4,262
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/27	770	863
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/27	1,510	1,698
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/28	3,985	4,539
	Garland TX GO	5.000%	2/15/23	500	509
	Garland TX GO	5.000%	2/15/25	800	864
	Garland TX GO	5.000%	2/15/26	690	765
[18]	Georgetown Independent School District GO	5.000%	8/15/22	100	100
[18]	Georgetown Independent School District GO PUT	2.750%	8/1/22	6,020	6,020
[18]	Georgetown Independent School District GO PUT, Prere.	2.750%	8/1/22	1,730	1,730
[5]	Georgetown TX Electric Utility System Electric Power & Light Revenue	5.000%	8/15/25	650	706
[5]	Georgetown TX Electric Utility System Electric Power & Light Revenue	5.000%	8/15/27	850	962
[5]	Georgetown TX Electric Utility System Electric Power & Light Revenue	5.000%	8/15/28	1,050	1,202
[5]	Georgetown TX Electric Utility System Electric Power & Light Revenue	5.000%	8/15/29	1,750	2,025
[18]	Godley Independent School District Public Facility GO	5.000%	2/15/28	550	590
[18]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/24	1,630	1,714
[18]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/25	1,465	1,583
[18]	Goose Creek Consolidated Independent School District GO PUT	0.450%	8/15/22	7,825	7,821
[18]	Goose Creek Consolidated Independent School District GO PUT	0.150%	10/3/22	5,445	5,430
[18]	Goose Creek Consolidated Independent School District GO PUT	0.720%	8/1/26	17,550	16,427
[18]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/26	4,200	3,934
[18]	Granbury Independent School District GO, Prere.	5.000%	8/1/23	1,205	1,246
	Grand Parkway Transportation Corp. Highway Revenue BAN	5.000%	2/1/23	183,315	185,888
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	10/1/23	31,745	32,866
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.000%	10/1/23	1,000	1,040
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.500%	10/1/23	9,320	9,745
[18]	Grapevine-Colleyville Independent School District GO	5.000%	8/15/26	1,500	1,641
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/26	220	243
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/27	460	519

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/28	520	596
[3]	Greenville TX GO	4.000%	2/15/27	2,470	2,688
[3]	Greenville TX GO	4.000%	2/15/29	1,525	1,686
	Gulf Coast IDA Industrial Revenue (Exxon Mobil Project) VRDO	1.890%	8/1/22	22,900	22,900
[18]	Hallsville TX Independent School District GO	5.000%	2/15/27	4,150	4,705
[18]	Harlandale Independent School District GO	4.000%	8/15/27	1,410	1,546
[3]	Harlandale Independent School District GO PUT	2.000%	8/15/24	1,020	1,020
[18]	Harlandale Independent School District GO PUT	0.750%	8/15/25	8,800	8,470
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/22	600	606
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/23	760	793
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/24	1,025	1,099
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	2,560	2,575
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,000	1,006
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	2,070	2,089
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,011
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	700	718
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,250	1,299
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,500	1,561
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	1,250	1,318
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,000	2,135
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	5,000	5,344
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,070	1,079
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	5,110	5,590
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,106

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	8,070	9,014
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/22	3,400	3,440
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/22	1,320	1,339
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/24	10,000	10,607
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/24	8,650	9,243
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	0.900%	5/15/25	4,000	3,804
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	16,415	18,228
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	4,255	4,725
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	16,000	18,211
[4]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT, 1M USD LIBOR + 0.650%	1.849%	7/1/24	2,500	2,509
[1,2]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	1.390%	8/4/22	5,485	5,485
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	1.890%	8/1/22	46,800	46,800
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/25	1,190	1,272
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	7,520	8,024
	Harris County Flood Control District GO	5.000%	10/1/28	1,700	1,984
	Harris County Flood Control District Lease Revenue	5.000%	10/1/24	3,295	3,525
	Harris County Flood Control District Lease Revenue	5.000%	10/1/25	2,555	2,806
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	2,000	2,033
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,800	2,924
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/28	1,430	1,650
	Harris County TX Cultural Education Facilities Finance Corporation Revenue CP	0.010%	8/1/22	25,775	25,775
	Harris County TX GO	5.000%	10/1/22	10,025	10,083
	Harris County TX GO	5.000%	10/1/23	8,575	8,625
	Harris County TX GO	5.000%	10/1/23	3,950	3,973
	Harris County TX GO	5.000%	10/1/24	9,000	9,053
	Harris County TX GO	5.000%	10/1/24	6,580	7,040
	Harris County TX GO	5.000%	10/1/24	3,315	3,547
	Harris County TX GO	5.000%	10/1/25	1,825	2,006
	Harris County TX GO	5.000%	10/1/25	1,140	1,253

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County TX GO	5.000%	10/1/26	1,570	1,721
	Harris County TX GO	5.000%	10/1/26	485	546
	Harris County TX GO	5.000%	10/1/26	1,000	1,127
	Harris County TX GO	5.000%	10/1/27	5,030	5,795
	Harris County TX GO	5.000%	10/1/27	505	582
	Harris County TX GO	5.000%	10/1/28	350	410
	Harris County TX Highway Revenue	5.000%	8/15/25	210	230
[5]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	11,155	11,857
[8]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/27	280	235
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/31	1,925	2,004
[18]	Hays Consolidated Independent School District GO	5.000%	8/15/28	800	895
[1]	Hays County TX	2.500%	9/15/25	165	158
	Hays County TX GO	5.000%	2/15/23	1,120	1,141
	Hays County TX GO	5.000%	2/15/23	840	856
	Hays County TX GO	5.000%	2/15/24	1,035	1,088
	Hays County TX GO	5.000%	2/15/24	840	883
	Hays County TX GO	5.000%	2/15/25	1,265	1,366
	Hays County TX GO	5.000%	2/15/25	850	918
	Hays County TX GO	5.000%	2/15/26	1,600	1,769
	Hidalgo County Drain District No. 1 GO	4.000%	9/1/22	400	401
	Hidalgo County Drain District No. 1 GO	4.000%	9/1/23	350	359
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/24	430	459
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/25	555	607
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/26	900	1,008
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/28	200	216
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/28	240	257
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/29	500	541
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/29	475	509
	Houston Community College System College & University Revenue	5.000%	4/15/23	2,000	2,048
	Houston Community College System College & University Revenue	5.000%	4/15/24	2,895	3,057
	Houston Community College System GO	5.000%	2/15/25	1,690	1,819
	Houston Community College System GO	5.000%	2/15/26	800	882
	Houston Community College System GO	5.000%	2/15/26	3,005	3,312
	Houston Community College System GO	5.000%	2/15/26	3,500	3,858
	Houston Community College System GO	5.000%	2/15/27	2,870	3,230
	Houston Community College System GO	5.000%	2/15/27	2,655	2,988
	Houston Community College System GO	5.000%	2/15/27	4,450	5,009
	Houston Community College System GO	5.000%	2/15/28	1,570	1,799
	Houston Community College System GO	5.000%	2/15/28	1,235	1,415
[18]	Houston Independent School District GO	5.000%	2/15/24	20,455	21,508
[18]	Houston Independent School District GO	5.000%	2/15/25	8,540	9,227
[18]	Houston Independent School District GO PUT	4.000%	6/1/23	4,500	4,579
[18]	Houston Independent School District GO PUT	4.000%	6/1/23	11,750	11,957
[18]	Houston Independent School District GO PUT	3.000%	6/1/24	6,440	6,532
[18]	Houston Independent School District GO PUT	3.500%	6/1/25	9,800	10,081
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	2,300	2,442
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	5,445	5,916

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,760	1,912
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	2,285	2,538
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,780	2,016
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	3,000	3,398
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/28	2,415	2,775
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/27	6,550	6,922
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/22	7,315	7,391
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/23	7,430	7,753
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/23	260	271
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/25	1,505	1,660
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	4,115	4,751
	Houston TX GO	5.000%	3/1/24	10,000	10,527
	Houston TX GO	5.000%	3/1/25	5,000	5,406
	Houston TX GO	5.000%	3/1/26	3,530	3,913
	Houston TX GO	5.000%	3/1/27	6,225	7,063
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/22	90	90
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/23	90	92
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/24	125	130
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/25	110	116
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/26	140	150
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/27	285	308
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/28	370	401
[18]	Humble Independent School District GO	5.500%	2/15/25	1,710	1,872
[18]	Humble Independent School District GO	4.000%	2/15/26	4,000	4,201
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/24	1,665	1,774
[18]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/24	1,100	1,175
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	4,260	4,661
[18]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	1,330	1,459
[18]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	1,425	1,563
[18]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/26	1,250	1,406
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/22	250	252
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/23	350	363
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/24	515	547
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/25	500	541
[4]	Irving Hospital Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	2.430%	10/15/23	1,470	1,471
[18]	Irving Independent School District GO	5.000%	2/15/25	540	584
	Irving TX GO	5.000%	9/15/26	3,150	3,541
	Irving TX GO	5.000%	8/15/27	255	292

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Jacksonville Independent School District GO	5.000%	2/15/28	1,675	1,939
[1]	Justin TX	2.500%	9/1/26	125	117
[18]	Katy Independent School District GO	4.000%	2/15/24	410	416
[18]	Katy Independent School District GO	4.000%	2/15/25	1,000	1,012
[18]	Katy Independent School District GO	5.000%	2/15/25	250	271
[18]	Katy Independent School District GO	5.000%	2/15/27	335	381
[18]	Katy Independent School District GO	5.000%	2/15/29	500	586
[18]	Katy Independent School District GO	5.000%	2/15/30	650	773
	Kaufman County TX GO	5.000%	2/15/25	255	275
	Kaufman County TX GO	5.000%	2/15/25	125	135
	Kaufman County TX GO	5.000%	2/15/26	200	221
	Kaufman County TX GO	5.000%	2/15/26	165	182
	Kaufman County TX GO	5.000%	2/15/27	200	226
	Kaufman County TX GO	5.000%	2/15/27	175	198
[18]	Keller TX Independent School District GO, Prere.	4.000%	8/15/23	6,770	6,940
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/22	1,000	1,001
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/23	255	263
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/24	340	358
[18]	Klein Independent School District GO	5.000%	8/1/24	375	400
	Klein Independent School District GO	5.000%	8/1/26	1,215	1,251
[18]	La Joya Independent School District GO	5.000%	2/15/25	1,075	1,158
[18]	La Porte TX Independent School District GO	4.000%	2/15/27	1,655	1,802
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/25	225	238
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/27	240	256
[18]	Lake Travis Independent School District GO	5.000%	2/15/25	1,535	1,660
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/25	2,235	2,417
	Laredo TX GO	5.000%	2/15/27	240	265
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/24	245	258
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/25	115	124
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/26	210	232
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/26	275	304
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/27	220	249
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/27	425	481
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/28	435	501
[1]	Lavon TX	3.500%	9/15/27	508	481
	League City TX GO	5.000%	2/15/27	465	526
[18]	Leander Independent School District GO	0.000%	8/16/22	9,615	9,609
[18]	Leander Independent School District GO	0.000%	8/16/23	8,500	8,333
[18]	Leander Independent School District GO	5.000%	8/15/25	2,860	3,133
[18]	Leander Independent School District GO	5.000%	8/15/27	5,335	5,979
[18]	Leander Independent School District GO, Prere.	0.000%	8/15/24	1,000	372
	Lewisville Independent School District GO	5.000%	8/15/22	2,605	2,608

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Lewisville Independent School District GO	5.000%	8/15/25	1,000	1,065
[18]	Lewisville Independent School District GO	5.000%	8/15/26	1,605	1,803
[18]	Lewisville Independent School District GO	5.000%	8/15/26	3,245	3,454
[1]	Liberty Hill TX Special Assessment Revenue	2.625%	9/1/27	563	525
[1]	Liberty Hill TX Special Assessment Revenue	3.500%	9/1/27	186	177
[18]	Little Elm Independent School District GO PUT	0.680%	8/15/25	2,750	2,637
	Lone Star College System GO	5.000%	2/15/25	1,630	1,757
[18]	Longview Independent School District GO	5.000%	2/15/26	275	304
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/23	200	205
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/24	1,350	1,427
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/25	1,435	1,556
[5]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/26	985	1,092
[5]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/27	1,380	1,568
[5]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/28	5,720	6,579
[5]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/29	3,490	4,069
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/24	1,120	1,183
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/26	1,715	1,901
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/28	1,000	1,150
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/29	1,880	2,188
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/29	1,460	1,699
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/23	1,000	1,025
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/23	350	359
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/23	3,310	3,394
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	1,040	1,099
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	500	528
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	1,770	1,870
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	2,000	2,169
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	500	542
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	430	466
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	1,545	1,713
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	3,000	3,325
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	3,160	3,503
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/27	1,070	1,213
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/27	3,205	3,633

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/27	1,000	1,133
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/27	4,020	4,556
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/28	500	575
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/28	4,130	4,750
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/23	2,455	2,517
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/23	1,985	2,035
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	3,095	3,270
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	4,255	4,496
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	1,020	1,078
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	2,075	2,250
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	4,200	4,420
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	6,565	7,118
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/26	3,045	3,111
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/26	5,020	5,275
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/26	4,020	4,457
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/28	135	145
	Lubbock County TX GO	4.000%	2/15/28	2,090	2,287
	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/27	800	903
	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/28	1,000	1,145
	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/29	1,150	1,332
	Lubbock TX GO	5.000%	2/15/25	3,160	3,316
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/28	350	403
[18]	Lufkin Independent School District GO	5.000%	8/15/27	2,095	2,405
	Mainland College GO	5.000%	8/15/22	625	626
	Mainland College GO	5.000%	8/15/23	515	533
	Mainland College GO	5.000%	8/15/24	280	298
	Mainland College GO	5.000%	8/15/25	350	382
	Mainland College GO	5.000%	8/15/26	400	447
	Mainland College GO	5.000%	8/15/27	500	570
[18]	Manor Independent School District GO	5.000%	8/1/25	1,100	1,202
[18]	Manor Independent School District GO	5.000%	8/1/26	840	941
[18]	Manor Independent School District GO	5.000%	8/1/27	1,255	1,438
[18]	Mansfield Independent School District GO	4.000%	2/15/24	2,540	2,630
[18]	Mansfield Independent School District GO	4.000%	2/15/25	4,910	5,175
[18]	Mansfield Independent School District GO	5.000%	2/15/26	2,265	2,511
[18]	Mansfield Independent School District GO, Prere.	5.000%	2/15/24	1,665	1,748
[18]	Marble Falls Independent School District GO	5.000%	8/15/25	2,105	2,304
[18]	McAllen Independent School District GO, Prere.	4.000%	2/15/23	3,330	3,375

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	McAllen Independent School District GO, Prere.	4.000%	2/15/23	3,010	3,051
[18]	McAllen Independent School District GO, Prere.	4.000%	2/15/23	4,440	4,500
[18]	McAllen Independent School District GO, Prere.	4.000%	2/15/23	2,885	2,924
[18]	McKinney Independent School District GO	5.000%	2/15/25	2,000	2,158
[18]	McKinney Independent School District GO	5.000%	2/15/26	1,500	1,658
[18]	McKinney Independent School District GO	5.000%	2/15/27	1,450	1,641
[18]	McKinney Independent School District GO	5.000%	2/15/28	1,450	1,672
[18]	McKinney Independent School District GO	5.000%	2/15/29	500	584
	McKinney TX GO	5.000%	8/15/25	225	246
	McKinney TX GO	5.000%	8/15/27	400	457
	McKinney TX GO	5.000%	8/15/29	325	383
	McKinney TX GO	5.000%	8/15/30	325	388
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/27	250	283
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/29	350	408
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/30	500	591
[5]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/23	550	569
[5]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/25	445	483
[5]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/26	550	608
[5]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/27	1,050	1,181
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue	5.000%	11/1/24	2,145	2,298
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue	5.000%	11/1/25	2,440	2,681
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue, Prere.	5.000%	11/1/24	2,600	2,790
	Midland County Hospital District GO	5.000%	5/15/23	500	513
	Midland County Hospital District GO	5.000%	5/15/25	360	391
	Midland County Hospital District GO	5.000%	5/15/26	390	433
	Midland County Hospital District GO	5.000%	5/15/27	1,350	1,531
	Midland County Hospital District GO	5.000%	5/15/28	1,420	1,635
[18]	Midlothian Independent School District GO	5.000%	2/15/24	500	525
[18]	Midlothian Independent School District GO	5.000%	2/15/25	370	399
[18]	Midlothian Independent School District GO	5.000%	2/15/26	550	608
[18]	Midlothian Independent School District GO	5.000%	2/15/26	2,235	2,472
[18]	Midlothian Independent School District GO	5.000%	2/15/27	700	792
[18]	Midlothian Independent School District GO	5.000%	2/15/27	2,425	2,742
[18]	Midlothian Independent School District GO PUT	2.000%	8/1/24	7,035	6,994
[18]	Midway Independent School District GO	5.000%	8/15/26	750	844
[18]	Midway Independent School District GO	4.000%	8/1/27	1,500	1,656
[18]	Midway Independent School District GO	5.000%	8/15/27	525	605
[18]	Midway Independent School District GO	4.000%	8/1/28	1,230	1,365
[18]	Monahans-Wickett-Pyote Independent School District GO	5.000%	2/15/26	1,200	1,329
[18]	Monahans-Wickett-Pyote Independent School District GO	5.000%	2/15/28	670	755
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/23	250	258

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/24	500	524
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/25	750	801
[18]	Montgomery Independent School District GO	5.000%	2/15/25	1,950	2,104
[18]	Nederland Independent School District GO	5.000%	8/15/25	1,875	2,054
[18]	Nederland Independent School District GO	5.000%	8/15/26	1,970	2,212
[18]	Nederland Independent School District GO	5.000%	8/15/28	1,000	1,166
	New Braunfels TX Utility System Electric Power & Light Revenue	5.000%	7/1/26	755	837
	New Braunfels TX Utility System Electric Power & Light Revenue	5.000%	7/1/28	580	666
[18]	New Caney Independent School District GO	5.000%	2/15/23	50	51
[18]	New Caney Independent School District GO PUT	1.250%	8/15/24	6,990	6,835
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,750	2,924
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,535	2,767
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,090	1,112
[7]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	3.500%	1/1/27	3,275	3,128
[7]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.250%	10/1/26	2,955	2,975
[7]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.500%	10/1/26	3,725	3,750
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/22	775	779
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/23	835	855
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/24	625	649
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/24	2,000	2,110
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	4,100	4,474
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	1,020	1,113
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/23	2,665	2,265
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/24	2,000	1,700

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/26	1,300	1,441
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/27	420	476
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/27	425	482
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/27	1,100	1,247
	Newark Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	11/15/22	1,000	1,009
	Newark Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	11/15/23	1,000	1,038
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	755	764
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	900	910
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	1,090	1,131
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	1,285	1,332
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,200	1,262
[18]	North East TX Independent School District GO	5.000%	8/1/25	400	438
[18]	North East TX Independent School District GO	5.000%	8/1/26	2,015	2,193
[18]	North East TX Independent School District GO	5.000%	8/1/26	420	471
[18]	North East TX Independent School District GO PUT	0.250%	8/1/22	1,565	1,565
[18]	North East TX Independent School District GO PUT	2.375%	8/1/22	5,735	5,735
[18]	North East TX Independent School District GO PUT	2.200%	8/1/24	15,000	14,982
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/24	745	801
[3]	North Fort Bend Water Authority Water Revenue	5.000%	12/15/25	2,885	3,194
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/27	3,445	3,956
[3]	North Fort Bend Water Authority Water Revenue	5.000%	12/15/27	1,585	1,835
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/28	3,595	4,189
[1]	North Parkway Municipal Management District No. 1	3.625%	9/15/26	250	248
	North Texas Municipal Water District Regional Wastewater System Sewer Revenue	5.000%	6/1/23	785	808
	North Texas Municipal Water District Regional Wastewater System Sewer Revenue	5.000%	6/1/25	1,470	1,598
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/26	570	642
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/27	1,000	1,153
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/23	500	505
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	1,000	1,014
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	6,785	6,878

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	3,375	3,422
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	3,205	3,249
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	4,540	4,605
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	5,385	5,462
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,400	1,462
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	4,850	5,066
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	340	355
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	6,770	6,870
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	4,925	4,985
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	6,365	6,833
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	2,000	2,086
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	4,385	4,437
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,260	1,351
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,050	1,157
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	19,105	21,025
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	445	490
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	1,690	1,762
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,865	5,344
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	190	208
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	210	241
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,000	1,064
[1,2]	North Texas Tollway Authority Highway Revenue TOB VRDO	1.450%	8/4/22	1,250	1,250
[1,2]	North Texas Tollway Authority Highway Revenue TOB VRDO	1.450%	8/4/22	15,000	15,000
[1,2]	North Texas Tollway Authority Highway Revenue Tolls Revenue TOB VRDO	1.450%	8/4/22	2,065	2,065
[1,2]	North Texas Tollway Authority Highway Revenue Tolls Revenue TOB VRDO	1.450%	8/4/22	1,680	1,680
	North Texas Tollway Authority Highway Revenue, ETM	5.000%	1/1/23	100	101
[16]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	4,000	3,465
[18]	Northside Independent School District GO	2.000%	8/15/22	100	100
[18]	Northside Independent School District GO	5.000%	2/15/25	3,520	3,697
[18]	Northside Independent School District GO	5.000%	8/15/25	1,300	1,422
[18]	Northside Independent School District GO	5.000%	8/15/25	1,155	1,264
[18]	Northside Independent School District GO	5.000%	8/15/25	1,000	1,094
[18]	Northside Independent School District GO	4.000%	8/15/26	3,260	3,529
[18]	Northside Independent School District GO	5.000%	8/15/26	970	1,088

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Northside Independent School District GO PUT	2.750%	8/1/23	17,340	17,491
[18]	Northside Independent School District GO PUT	1.600%	8/1/24	18,150	18,015
[18]	Northside Independent School District GO PUT	0.700%	6/1/25	15,180	14,557
[18]	Northside Independent School District GO PUT	2.000%	6/1/27	6,355	6,181
[18]	Northwest Independent School District GO	5.000%	2/15/26	640	709
	Nueces County TX GO	5.000%	2/15/28	435	498
	Odessa Junior College District GO	5.000%	8/15/23	500	517
	Odessa TX GO	4.000%	3/1/28	2,000	2,199
	Odessa TX GO	4.000%	3/1/29	2,000	2,213
[18]	Palacios Independent School District GO	5.000%	2/15/29	2,260	2,645
[18]	Pasadena Independent School District GO	5.000%	2/15/26	1,000	1,110
[18]	Pasadena Independent School District GO PUT	1.500%	8/15/24	15,175	15,074
[18]	Pearland Independent School District GO	5.000%	2/15/24	835	878
	Pearland TX GO	5.000%	3/1/23	470	479
	Pearland TX GO	5.000%	3/1/24	830	872
	Pearland TX GO	5.000%	3/1/25	685	739
	Pearland TX GO	5.000%	3/1/26	600	663
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/22	160	160
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/23	370	383
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/24	700	746
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/25	1,025	1,121
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/26	1,015	1,134
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/29	295	320
[18]	Pflugerville Independent School District GO	5.000%	2/15/26	1,570	1,737
[18]	Pflugerville Independent School District GO PUT	2.250%	8/15/22	1,725	1,725
[18]	Pflugerville Independent School District GO PUT	2.500%	8/15/23	4,000	4,038
[18]	Pflugerville Independent School District GO, Prere.	4.000%	2/15/24	11,620	12,020
	Pflugerville TX GO	5.000%	8/1/26	805	901
	Pflugerville TX GO	5.000%	8/1/26	450	504
	Pflugerville TX GO	5.000%	8/1/27	725	829
	Pflugerville TX GO	5.000%	8/1/27	655	749
	Pflugerville TX GO	5.000%	8/1/28	1,145	1,328
	Pflugerville TX GO	5.000%	8/1/28	500	580
[18]	Plainview Independent School District GO	5.000%	2/15/24	1,155	1,213
[18]	Plainview Independent School District GO	5.000%	2/15/25	995	1,073
[18]	Plainview Independent School District GO	5.000%	2/15/26	545	602
[18]	Plainview Independent School District GO	5.000%	2/15/27	655	740
[18]	Plano Independent School District GO	4.000%	2/15/32	1,000	1,052
	Plano TX Waterworks & Sewer System Water Revenue	4.000%	5/1/25	935	991
	Port Arthur Independent School District GO	5.000%	2/15/24	555	581
[18]	Port Arthur Independent School District GO	5.000%	2/15/26	2,230	2,404
	Port Authority of Houston of Harris County Texas GO	5.000%	10/1/22	2,725	2,741
	Port Authority of Houston of Harris County Texas GO	5.000%	10/1/26	2,900	3,262

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of Houston of Harris County Texas GO	5.000%	10/1/27	3,155	3,625
[7,18]	Pottsboro Independent School District PUT	2.750%	8/15/24	6,000	6,077
[18]	Princeton Independent School District GO, Prere.	5.000%	2/15/25	6,665	7,183
[18]	Prosper Independent School District GO	5.000%	2/15/26	1,080	1,197
[18]	Prosper Independent School District GO	5.000%	2/15/27	1,500	1,704
[18]	Prosper Independent School District GO	5.000%	2/15/28	1,500	1,736
[18]	Prosper Independent School District GO	5.000%	2/15/29	1,000	1,173
[18]	Prosper Independent School District PUT	3.000%	8/15/25	9,765	9,973
	Red River Education Finance Corp. College & University Revenue (St. Edwards University Project)	5.000%	6/1/26	430	465
	Red River Education Finance Corp. College & University Revenue (St. Edwards University Project)	5.000%	6/1/27	450	493
[18]	Richardson Independent School District GO	4.000%	2/15/25	2,405	2,409
[18]	Richardson Independent School District GO	4.000%	2/15/26	3,735	3,741
	Rockland County TX GO	5.000%	2/1/23	205	209
	Rockland County TX GO	5.000%	2/1/25	535	577
	Rockland County TX GO	5.000%	2/1/26	550	609
	Rockland County TX GO	5.000%	2/1/27	800	906
[18]	Rockwall Independent School District GO	5.000%	2/15/25	1,500	1,620
[18]	Rockwall Independent School District GO	4.000%	2/15/28	265	290
	Rockwall TX GO	5.000%	8/1/22	2,780	2,780
	Rockwall TX GO	5.000%	8/1/23	1,660	1,714
	Round Rock Independent School District GO	5.000%	8/1/23	3,900	4,035
	Round Rock Independent School District GO	5.000%	8/1/24	4,045	4,309
[18]	Round Rock Independent School District GO	5.000%	8/1/24	325	346
[18]	Round Rock Independent School District GO	5.000%	8/1/25	1,000	1,095
	Round Rock Independent School District GO	5.000%	8/1/25	2,870	3,141
[18]	Round Rock Independent School District GO	5.000%	8/1/25	7,000	7,662
	Round Rock Independent School District GO	5.000%	8/1/25	1,550	1,696
[18]	Round Rock Independent School District GO	5.000%	8/1/25	500	547
[18]	Round Rock Independent School District GO	5.000%	8/1/26	5,100	5,723
	Round Rock Independent School District GO	5.000%	8/1/26	3,135	3,514
	Round Rock Independent School District GO	5.000%	8/1/27	3,375	3,868
[18]	Round Rock Independent School District GO	5.000%	8/1/27	1,250	1,435
[18]	Round Rock Independent School District GO	5.000%	8/1/28	750	875
	Round Rock TX GO	4.000%	8/15/25	560	597
	Round Rock TX GO	5.000%	8/15/26	580	651
	Round Rock TX GO	5.000%	8/15/27	610	698
	Round Rock TX GO	5.000%	8/15/28	640	743
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/22	335	335
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/26	1,700	1,855
[18]	Sabinal Independent School District GO	5.000%	2/15/23	160	163
	San Angelo TX GO	2.000%	2/15/25	2,720	2,732
	San Angelo TX GO	3.000%	2/15/26	5,580	5,755
	San Angelo TX GO	3.000%	2/15/27	5,750	5,960
	San Angelo TX GO	3.000%	2/15/29	5,510	5,682
	San Antonio Housing Trust Public Facility Corp. PUT	4.000%	8/1/25	2,200	2,294
[18]	San Antonio Independent School District GO	5.000%	8/15/26	1,590	1,783
[18]	San Antonio Independent School District GO	5.000%	8/15/28	4,460	5,196
	San Antonio TX Electric & Gas Systems	5.000%	2/1/32	5,000	5,186
	San Antonio TX Electric & Gas Systems	5.000%	2/1/33	5,000	5,184

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	1,000	1,017
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/24	1,835	1,926
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	1,075	1,161
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/26	7,010	7,502
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	370	408
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/27	5,770	6,250
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	370	417
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	515	589
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/29	4,715	4,823
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	1,000	1,162
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	3,085	3,629
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.750%	12/1/22	13,490	13,539
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	16,940	16,742
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	22,635	22,396
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	15,170	14,900
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	5.000%	2/1/26	1,330	1,470
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/26	5,000	4,716
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/27	9,855	9,567
[1,2]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue TOB VRDO	1.360%	8/4/22	12,700	12,700
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/32	2,105	2,311
	San Antonio TX GO	5.000%	2/1/25	4,495	4,708
	San Antonio TX GO	5.000%	8/1/26	140	157
	San Antonio TX GO	5.000%	8/1/26	850	955
	San Antonio TX GO	5.000%	8/1/27	1,000	1,149
	San Antonio TX GO	5.000%	8/1/27	1,000	1,149
	San Antonio TX GO	5.000%	8/1/28	1,250	1,456
	San Antonio TX GO, Prere.	4.000%	8/1/22	1,250	1,250
	San Antonio TX GO, Prere.	4.000%	8/1/22	9,000	9,000
[18]	San Antonio TX Independent School District GO	5.000%	2/15/26	9,505	10,258
	San Antonio Water System CP	1.100%	8/4/22	16,000	15,999
	San Antonio Water System Water Revenue	5.000%	5/15/25	650	707
	San Antonio Water System Water Revenue	5.000%	5/15/25	335	343
	San Antonio Water System Water Revenue	5.000%	5/15/27	1,370	1,546
	San Antonio Water System Water Revenue PUT	2.000%	11/1/22	17,405	17,421
	San Antonio Water System Water Revenue PUT	2.625%	5/1/24	9,755	9,895
	San Antonio Water System Water Revenue PUT	1.000%	11/1/26	11,335	10,680
	San Jacinto Community College District GO	5.000%	2/15/24	500	526

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Jacinto Community College District GO	5.000%	2/15/25	1,000	1,078
	San Jacinto Community College District GO	5.000%	2/15/26	1,125	1,243
	San Jacinto Community College District GO	5.000%	2/15/27	560	633
	San Jacinto Community College District GO	5.000%	2/15/28	560	645
	San Patricio County TX GO	5.000%	4/1/23	210	215
	San Patricio County TX GO	5.000%	4/1/24	100	105
	San Patricio County TX GO	5.000%	4/1/25	100	108
	San Patricio County TX GO	5.000%	4/1/26	150	165
	San Patricio County TX GO	5.000%	4/1/27	140	158
	San Patricio County TX GO	5.000%	4/1/28	450	515
	San Patricio County TX GO	5.000%	4/1/29	300	348
	San Patricio County TX GO	5.000%	4/1/30	500	589
[18]	Schertz-Cibolo-Universal City Independent School District GO	5.000%	2/1/23	3,830	3,897
[18]	Sheldon Independent School District GO	5.000%	2/15/25	3,015	3,255
[18]	Sherman Independent School District GO PUT	2.000%	8/1/23	910	914
[18]	Sherman Independent School District GO PUT, Prere.	2.000%	8/1/23	190	191
[18]	Socorro Independent School District GO	5.000%	8/15/24	1,175	1,253
[18]	Socorro Independent School District GO	5.000%	8/15/24	1,495	1,594
[18]	Socorro Independent School District GO	5.000%	2/15/25	1,000	1,080
[18]	Socorro Independent School District GO	5.000%	8/15/25	600	657
[18]	Socorro Independent School District GO, Prere.	5.000%	8/15/23	250	259
[18]	Socorro Independent School District GO, Prere.	5.000%	8/15/24	3,705	3,945
[18]	Southside Independent School District GO	5.000%	8/15/23	300	310
[18]	Southside Independent School District GO	5.000%	8/15/24	250	266
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/22	3,950	3,973
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/23	700	727
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/24	500	534
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/25	5,000	5,458
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/26	1,000	1,115
[5]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/22	355	356
[5]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/24	175	185
[5]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/26	325	357
[5]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/27	175	195
[18]	Southwest Independent School District GO	4.000%	2/1/25	570	601
[18]	Southwest Independent School District GO	4.000%	2/1/26	500	537
[18]	Southwest Independent School District GO	5.000%	2/1/27	650	737
[18]	Spring Branch Independent School District GO	5.000%	2/1/28	3,150	3,639
[18]	Spring Independent School District GO	5.000%	8/15/25	510	559
[18]	Spring Independent School District GO	5.000%	8/15/26	1,300	1,421
[18]	Spring Independent School District GO	5.000%	8/15/26	500	561
[18]	Spring Independent School District GO	4.000%	8/15/31	2,145	2,279
[18]	Spring Independent School District GO	4.000%	8/15/32	3,545	3,756
	Stephen F Austin State University College & University Revenue	5.000%	10/15/23	1,365	1,418
	Stephen F Austin State University College & University Revenue	5.000%	10/15/25	1,285	1,397
	Sugar Land TX GO	5.000%	2/15/23	370	377

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sugar Land TX GO	5.000%	2/15/24	500	526
	Sugar Land TX GO	5.000%	2/15/25	500	539
	Sugar Land TX Waterworks & Sewer System Water Revenue	5.000%	8/15/28	1,830	2,114
[18]	Tahoka Independent School District GO	5.000%	2/15/23	100	102
	Tarrant County College District GO	5.000%	8/15/28	1,565	1,826
	Tarrant County College District GO	5.000%	8/15/29	3,195	3,788
	Tarrant County Cultural Education Facilities Finance Corp.	6.000%	11/15/27	500	523
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	750	771
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	375	389
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,950	2,055
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	400	427
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,470	1,581
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	400	438
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,500	3,829
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	225	252
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	400	450
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	175	200
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	485	557
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,000	2,368
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (MRC Stevenson Oaks Project)	3.000%	11/15/26	1,830	1,800
[4]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.390%	1.720%	12/16/22	45,845	45,848
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	3,000	3,112
	Tarrant County TX	5.000%	7/15/24	250	266
	Tarrant County TX	5.000%	7/15/25	300	328
	Tarrant County TX	5.000%	7/15/26	350	392
	Tarrant County TX	5.000%	7/15/27	375	430
	Tarrant County TX	5.000%	7/15/28	300	349
	Tarrant Regional Water District Lease Revenue	4.000%	9/1/27	5,830	6,402

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/28	3,000	3,227
	Tarrant T County X	5.000%	7/15/29	500	591
	Tarrant T County X	5.000%	7/15/30	520	623
[18]	Temple TX Independent School District GO	5.000%	2/1/28	1,105	1,273
[18]	Temple TX Independent School District GO	5.000%	2/1/29	1,280	1,496
[18]	Temple TX Independent School District GO	5.000%	2/1/30	1,575	1,868
	Temple TX Utility System Water Revenue	5.000%	8/1/22	500	500
	Temple TX Utility System Water Revenue	5.000%	8/1/23	355	367
	Temple TX Utility System Water Revenue	5.000%	8/1/24	415	442
	Temple TX Utility System Water Revenue	5.000%	8/1/27	1,000	1,145
	Temple TX Utility System Water Revenue	5.000%	8/1/28	1,000	1,160
	Temple TX Utility System Water Revenue	5.000%	8/1/28	1,160	1,346
	Texas A And M University Revenues CP	1.250%	9/22/22	11,950	11,947
	Texas A And M University Revenues CP	1.250%	9/23/22	6,000	5,999
	Texas A&M University College & University Revenue	5.000%	5/15/24	4,730	5,012
	Texas A&M University College & University Revenue	5.000%	5/15/28	2,000	2,265
[18]	Texas City TX Independent School District GO	5.000%	8/15/22	275	275
[18]	Texas City TX Independent School District GO	5.000%	8/15/23	590	611
[18]	Texas City TX Independent School District GO	5.000%	8/15/24	1,650	1,760
[18]	Texas City TX Independent School District GO	4.000%	2/15/25	1,430	1,511
[18]	Texas City TX Independent School District GO	5.000%	8/15/27	3,700	4,246
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	3/1/51	9,180	9,338
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	9/1/52	10,000	11,122
	Texas GO	5.000%	8/1/22	965	965
	Texas GO	5.000%	8/1/25	2,000	2,192
	Texas GO	5.000%	8/1/25	2,875	3,067
	Texas GO	5.000%	8/1/25	2,510	2,751
	Texas GO	5.000%	10/1/25	1,005	1,060
	Texas GO	5.000%	10/1/25	1,000	1,101
	Texas GO	4.000%	8/1/26	1,450	1,543
	Texas GO	5.000%	10/1/26	7,770	8,315
	Texas GO	4.000%	8/1/27	2,250	2,387
	Texas GO	5.000%	10/1/27	3,120	3,333
	Texas GO	5.000%	10/1/27	4,285	4,507
	Texas GO	4.000%	8/1/28	1,250	1,320
	Texas GO	4.000%	8/1/29	2,750	2,898
	Texas GO	4.000%	8/1/30	1,500	1,574
	Texas GO	4.000%	8/1/31	1,250	1,309
	Texas GO VRDO	1.290%	8/3/22	2,230	2,230
	Texas GO VRDO	1.290%	8/3/22	2,215	2,215
	Texas GO VRDO	1.470%	8/3/22	95,650	95,650
	Texas GO VRDO	1.470%	8/3/22	43,650	43,650
	Texas GO, Prere.	5.000%	4/1/24	10,115	10,667
	Texas GO, Prere.	5.000%	4/1/24	7,525	7,936
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/22	1,320	1,332
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	1,650	1,699
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	1,525	1,597
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	1,410	1,499

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	6,550	7,061
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	9,500	10,349
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	17,880	19,597
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	3,805	4,182
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/23	3,515	3,642
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	840	888
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/25	2,150	2,314
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	34,630	37,431
	Texas Public Finance Authority College & University Revenue	5.000%	12/1/22	725	734
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/23	135	138
	Texas Public Finance Authority College & University Revenue	5.000%	12/1/23	1,820	1,902
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/24	175	184
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/25	250	264
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/26	260	279
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/27	1,000	1,089
	Texas Public Finance Authority College & University Revenue	5.000%	12/1/27	1,000	1,120
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/28	725	797
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/29	1,810	2,005
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/23	580	590
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/24	600	631
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/25	2,980	3,216
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/26	2,555	2,828
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue (Texas Heroes Home Loan Program)	4.250%	3/1/49	1,705	1,760
[5]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/22	1,375	1,377
[5]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/24	475	486
[5]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/25	650	670
[5]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/26	1,250	1,296
[5]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/27	2,030	2,098
[5]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/28	1,500	1,537
	Texas State University System College & University Revenue	5.000%	3/15/23	2,585	2,642
	Texas State University System College & University Revenue	5.000%	3/15/24	2,075	2,189
	Texas State University System College & University Revenue	5.000%	3/15/26	5,835	6,302

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas State University System College & University Revenue	5.000%	3/15/26	750	788
	Texas State University System College & University Revenue	5.000%	3/15/26	800	888
	Texas State University System College & University Revenue	5.000%	3/15/27	130	140
	Texas Transportation Commission GO PUT	0.650%	4/1/26	37,075	34,777
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/23	4,495	4,670
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	5,140	5,510
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/25	2,200	2,319
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	2,570	2,829
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/28	745	834
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/24	3,200	3,375
	Texas Water Development Board	4.000%	10/15/30	5,240	5,598
	Texas Water Development Board	4.000%	10/15/32	7,700	8,162
	Texas Water Development Board Water Revenue	5.000%	10/15/22	3,515	3,542
	Texas Water Development Board Water Revenue	5.000%	8/1/23	3,900	4,037
	Texas Water Development Board Water Revenue	5.000%	8/1/24	4,110	4,384
	Texas Water Development Board Water Revenue	5.000%	4/15/25	4,510	4,906
	Texas Water Development Board Water Revenue	5.000%	8/1/25	655	718
	Texas Water Development Board Water Revenue	5.000%	8/1/25	6,060	6,644
[18]	Tomball Independent School District GO	5.000%	2/15/25	5,000	5,406
[18]	Tomball Independent School District GO PUT	1.350%	8/15/22	6,500	6,500
[18]	Tomball Independent School District GO PUT	0.450%	8/15/23	1,375	1,359
[18]	Tomball Independent School District GO PUT	0.260%	8/15/24	2,350	2,215
	Travis County TX GO	5.000%	3/1/24	2,750	2,897
	Travis County TX GO	5.000%	3/1/25	5,000	5,410
	Travis County TX GO	5.000%	3/1/26	5,000	5,552
	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.230%	2/1/24	4,125	3,983
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/24	1,495	1,593
	Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/23	1,090	1,128
	Trinity River Authority Water Revenue	5.000%	2/1/28	100	110
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/23	2,430	2,472
[18]	Tyler Independent School District GO	5.000%	2/15/27	1,400	1,585
[18]	Tyler Independent School District GO	5.000%	2/15/28	1,000	1,154
[18]	Tyler Independent School District GO	5.000%	2/15/30	1,000	1,188
	University of Houston College & University Revenue	5.000%	2/15/23	6,880	7,007
	University of Houston College & University Revenue	5.000%	2/15/26	6,060	6,684
	University of Houston College & University Revenue	5.000%	2/15/27	8,660	9,763
	University of North Texas System College & University Revenue	5.000%	4/15/23	1,270	1,302

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of North Texas System College & University Revenue	5.000%	4/15/24	2,250	2,379
	University of North Texas System College & University Revenue	5.000%	4/15/25	1,135	1,226
	University of Texas System College & University Revenue	5.000%	8/15/23	1,025	1,062
	University of Texas System College & University Revenue	5.000%	8/15/25	5,445	5,971
	University of Texas System College & University Revenue	5.000%	8/15/25	5,500	6,032
	University of Texas System College & University Revenue	5.000%	8/15/25	2,945	3,230
	Waco Educational Finance Corp. College & University Revenue	3.000%	3/1/23	325	328
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/25	425	445
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/27	1,000	1,120
[18]	Waco Independent School District GO, Prere.	5.000%	8/15/24	3,840	4,088
	Waco TX GO	4.000%	2/1/23	1,415	1,433
	Waco TX GO	4.000%	2/1/27	1,660	1,804
	Waco TX GO	4.000%	2/1/28	1,725	1,897
	Waco TX GO	4.000%	2/1/29	3,590	3,924
[18]	Waller Consolidated Independent School District GO	5.000%	2/15/27	825	934
[18]	Waller Consolidated Independent School District GO	5.000%	2/15/28	530	611
	Waxahachie TX GO	4.000%	8/1/30	1,000	1,071
[18]	Weslaco Independent School District GO	4.000%	2/15/32	1,220	1,284
[3]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/22	310	310
[3]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/23	1,060	1,097
	Williamson County TX GO	5.000%	2/15/28	25	27
	Williamson County TX GO	4.000%	2/15/33	1,000	1,047
	Williamson County TX GO	4.000%	2/15/34	2,250	2,346
[18]	Willis Independent School District GO	4.000%	2/15/26	650	698
[18]	Willis Independent School District GO	4.000%	2/15/27	795	867
[18]	Willis Independent School District GO	4.000%	2/15/28	1,955	2,156
[18]	Willis Independent School District GO	4.000%	2/15/28	1,180	1,301
[18]	Wylie Independent School District / Taylor County GO	4.000%	2/15/31	1,925	2,032
[18]	Wylie Independent School District GO	0.000%	8/15/22	1,250	1,249
[18]	Wylie Independent School District GO	0.000%	8/15/23	2,225	2,183
[18]	Wylie Independent School District GO	0.000%	8/15/24	1,675	1,607
[18]	Wylie Independent School District GO	0.000%	8/15/25	1,240	1,161
[18]	Ysleta Independent School District GO	5.000%	8/15/26	1,040	1,168
					3,458,549
Utah (0.3%)
	Alpine School District GO	5.000%	3/15/25	225	244
	Canyons School District Local Building Authority Lease (Appropriation) Revenue	5.000%	6/15/27	3,460	3,958
	Canyons School District Local Building Authority Lease (Appropriation) Revenue	5.000%	6/15/28	3,625	4,213
	Central Utah Water Conservancy District GO	5.000%	4/1/23	515	527
	Central Utah Water Conservancy District Water Revenue	5.000%	10/1/23	1,450	1,508
	Davis School District GO	4.000%	6/1/25	4,395	4,628
	Granite School District Board of Education GO	5.000%	6/1/28	5,315	6,193

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/27	1,795	2,051
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/28	2,275	2,642
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	1,835	2,165
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	1,720	2,058
[1,2]	Intermountain Power Agency Electric Power & Light Revenue TOB VRDO	1.380%	8/4/22	4,210	4,210
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	3/15/24	3,300	3,478
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	3/15/25	3,465	3,748
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	3/15/26	3,355	3,716
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	3/15/29	1,605	1,876
	University of Utah College & University Revenue	5.000%	8/1/26	475	532
	University of Utah College & University Revenue	5.000%	8/1/26	850	953
	University of Utah College & University Revenue	5.000%	8/1/27	500	574
	University of Utah College & University Revenue, ETM	5.000%	8/1/22	1,150	1,150
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/28	540	629
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/29	370	436
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/23	160	164
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/24	170	178
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/25	135	145
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/26	125	137
	Utah County PUT	5.000%	8/1/26	1,450	1,611
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	21,000	21,976
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	2,500	2,651
[1,2]	Utah County UT Health, Hospital, Nursing Home Revenue TOB VRDO	1.360%	8/4/22	2,875	2,875
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	1.470%	8/3/22	22,610	22,610
	Utah GO, Prere.	5.000%	1/1/25	9,355	10,084
	Utah Infrastructure Agency Telecom Revenue	3.000%	10/15/25	265	262
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/27	550	561
	Utah State University College & University Revenue	4.000%	12/1/27	480	507
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/23	150	154
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25	280	305
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	255	277
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	280	306
[5]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/24	350	369
[5]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/26	750	830

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/28	450	516
	Washington County School District Board of Education GO	5.000%	3/1/24	200	211
					118,218
Vermont (0.0%)
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/25	500	547
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/26	500	560
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/23	70	70
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/24	100	101
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/25	115	115
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/26	500	499
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/27	160	157
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/28	225	220
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/29	440	424
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/30	225	214
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/22	650	657
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/24	500	531
	Vermont GO	5.000%	8/15/27	1,640	1,892
					5,987
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/25	510	531
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/26	1,265	1,328
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/27	1,900	2,008
[1]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/22	2,000	2,005
[1]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/25	150	160
					6,032
Virginia (1.3%)
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	285	290
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	375	389
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	650	690
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	815	878
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	820	888

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	411
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	265	285
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,100	1,226
	Arlington County VA GO	5.000%	6/15/24	8,575	9,110
	Arlington County VA GO, Prere.	4.000%	8/1/23	7,780	7,968
	Arlington County VA GO, Prere.	4.000%	8/1/23	13,670	14,001
	Chesapeake Bay Bridge & Tunnel District Highway Revenue BAN	5.000%	11/1/23	58,675	60,687
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	2,125	2,122
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	935	960
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	885	932
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,025	3,258
	Commonwealth of Virginia GO	5.000%	6/1/25	175	191
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	250	282
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	400	469
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	325	386
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	10/1/24	2,135	2,286
	Fairfax County Economic Development Authority Revenue VRDO	1.470%	8/4/22	5,650	5,650
	Fairfax County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/23	14,500	14,859
	Fairfax County IDA Health, Hospital, Nursing Home Revenue VRDO	1.450%	8/4/22	25,000	25,000
	Fairfax County IDA Local or Guaranteed Housing Revenue (Innova Health System Project)	5.000%	5/15/28	3,750	4,331
	Fairfax County IDA Local or Guaranteed Housing Revenue (Innova Health System Project)	5.000%	5/15/29	2,750	3,219
	Fairfax County VA GO	3.000%	10/1/22	9,555	9,581
	Fairfax County VA GO	5.000%	10/1/25	1,505	1,612
	Fairfax County VA GO	5.000%	10/1/28	2,000	2,273
	Fairfax County VA GO, Prere.	5.000%	10/1/23	10,215	10,622
	Fairfax County VA Sewer Revenue	5.000%	7/15/23	1,565	1,617
	Halifax County IDA Electric & Power Revenue PUT	1.650%	5/31/24	500	495
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN	5.000%	7/1/26	51,190	57,099
[1]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	700	703
[1]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,700	1,645
	Harrisonburg VA GO	5.000%	7/15/24	3,795	4,027

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	730	732
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	500	524
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,000	1,068
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,680	1,795
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	415	417
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	420	420
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/27	440	434
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	455	445
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/29	230	223
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/23	825	827
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	1,015	1,020
	Loudoun County Economic Development Authority Lease (Appropriation) Revenue	5.000%	12/1/25	1,000	1,103
[7]	Loudoun County VA GO	5.000%	12/1/27	2,110	2,437
[7]	Loudoun County VA GO	5.000%	12/1/28	2,115	2,483
	Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	8,000	7,614
	Louisa IDA Nuclear Revenue PUT	1.900%	6/1/23	4,000	3,995
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,595	1,614
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	1,055	1,095
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,455	1,536
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,420	1,527
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/23	1,000	1,013
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/24	820	846
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/25	685	721
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/26	1,800	1,925
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/27	1,000	1,087
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	2,900	2,910
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	3,070	3,107

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Norfolk Redevelopment & Housing Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	1,255	1,256
	Norfolk VA GO, Prere.	5.000%	10/1/26	2,500	2,819
	Norfolk VA GO, Prere.	5.000%	10/1/26	1,040	1,173
[1]	Peninsula Town Center Community Development Authority	4.000%	9/1/23	175	174
[1,2]	Portsmouth VA GO TOB VRDO	1.990%	8/1/22	975	975
	Prince George County VA GO	5.000%	8/1/22	860	860
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	300	301
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	645	662
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	910	946
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/27	955	996
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	1,000	1,044
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	400	406
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	910	940
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/23	5,000	5,086
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/24	3,000	3,150
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/24	15,000	15,752
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	10,500	11,627
	Virginia College Building Authority Appropriations Revenue (21st Century College Program)	5.000%	2/1/31	2,200	2,460
	Virginia College Building Authority College & University Revenue	5.000%	9/1/27	1,900	2,184
	Virginia College Building Authority College & University Revenue	5.000%	9/1/28	2,000	2,333
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/23	250	256
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/25	350	372
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/27	400	436
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/28	425	465
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/24	5,010	5,310
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/25	4,090	4,465
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/26	7,550	8,464
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/22	3,865	3,881

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	1.300%	12/1/28	1,165	1,059
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	1.550%	12/1/29	500	453
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	6,280	6,694
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	5,000	5,479
	Virginia Public Building Authority Miscellaneous Revenue	5.000%	8/1/25	3,105	3,403
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/24	350	373
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/28	860	1,004
	Virginia Public School Authority Lease (Appropriation) Revenue	5.000%	4/15/25	12,620	13,724
	Virginia Public School Authority Lease (Appropriation) Revenue	4.000%	4/15/26	10,000	10,795
	Virginia Public School Authority Lease Revenue	5.000%	8/1/22	1,000	1,000
	Virginia Public School Authority Lease Revenue	5.000%	8/1/23	15	15
	Virginia Public School Authority Lease Revenue	4.000%	8/1/25	5,065	5,267
	Virginia Public School Authority Lease Revenue	5.000%	8/1/27	6,915	7,542
	Virginia Public School Authority Lease Revenue, Prere.	5.000%	8/1/22	2,995	2,995
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/23	300	300
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	605	627
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,210	1,304
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/26	235	231
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,000	1,093
	Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	3,760	3,579
	York County Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	4,000	3,995
					443,085
Washington (1.4%)
	Bellevue WA GO	5.000%	12/1/22	1,970	1,993
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/29	2,000	2,386
[4]	Central Puget Sound Regional Transit Authority Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	1.780%	11/1/23	16,125	16,128
	Chelan County Public Utility District No. 1 Multiple Utility Revenue	5.000%	7/1/25	1,000	1,089
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/24	1,750	1,884
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/26	6,500	7,358
	Clark County School District No. 122 Ridgefield GO	5.000%	12/1/23	100	100

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Clark County School District No. 37 Vancouver GO	5.000%	12/1/25	515	568
Clark County School District No. 37 Vancouver GO	5.000%	12/1/26	15	17
Energy Northwest Nuclear Revenue	4.000%	7/1/24	4,500	4,698
Energy Northwest Nuclear Revenue	5.000%	7/1/24	3,200	3,401
Energy Northwest Nuclear Revenue	5.000%	7/1/27	5,200	5,809
Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/27	5,000	5,725
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	100	112
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/24	11,185	11,888
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/25	11,675	12,738
Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/23	525	533
Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/24	255	267
Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/25	285	307
Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/23	13,750	13,795
Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/25	12,095	12,116
King County Housing Authority Local or Guaranteed Housing Revenue	2.000%	10/1/22	50	50
King County Housing Authority Local or Guaranteed Housing Revenue	2.000%	10/1/23	50	50
King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/24	215	219
King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/24	135	138
King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/25	140	143
King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/25	75	77
King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/26	450	479
King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/26	75	80
King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/27	650	699
King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/27	150	162
King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/28	150	163
King County Public Hospital District No. 2 GO, Prere.	5.000%	12/1/24	100	108
King County School District No. 405 Bellevue GO	5.000%	12/1/23	2,990	3,126
King County School District No. 409 Tahoma GO	5.000%	12/1/25	1,575	1,646
King County School District No. 411 Issaquah GO	5.000%	12/1/26	1,575	1,593
King County School District No. 412 Shoreline GO	4.000%	12/1/28	1,000	1,113
King County School District No. 414 Lake Washington GO	4.000%	12/1/22	845	852
King County School District No. 414 Lake Washington GO	5.000%	12/1/22	180	182

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
King County School District No. 414 Lake Washington GO	5.000%	12/1/25	520	574
King County School District No. 415 Kent GO	4.000%	12/1/22	3,650	3,681
King County WA GO VRDO	1.890%	8/1/22	2,965	2,965
King County WA Sewer Revenue	5.000%	7/1/25	1,480	1,570
King County WA Sewer Revenue	5.000%	1/1/26	6,720	6,813
King County WA Sewer Revenue	5.000%	7/1/27	2,940	3,291
Lewis & Thurston Counties School District No. 401 Centralia GO	5.000%	12/1/22	355	359
Lewis & Thurston Counties School District No. 401 Centralia GO	5.000%	12/1/23	270	282
Lewis & Thurston Counties School District No. 401 Centralia GO	5.000%	12/1/24	335	360
Pierce County School District No. 401 Peninsula GO	5.000%	12/1/23	500	522
Pierce County School District No. 401 Peninsula GO	5.000%	12/1/24	500	538
Pierce County School District No. 401 Peninsula GO	5.000%	12/1/25	750	828
Pierce County School District No. 401 Peninsula GO	5.000%	12/1/26	760	859
Pierce County School District No. 402 Franklin Pierce GO	5.000%	12/1/24	500	538
Pierce County School District No. 402 Franklin Pierce GO	5.000%	12/1/25	1,000	1,104
Pierce County School District No. 403 Bethel GO	4.000%	12/1/25	210	225
Pierce County School District No. 403 Bethel GO	4.000%	12/1/26	435	474
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/23	2,315	2,319
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/25	7,000	7,010
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/27	2,780	3,063
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/27	1,000	1,001
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/28	500	529
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/28	150	150
Seattle Housing Authority Local or Guaranteed Housing Revenue (Hinoki Apartments Project)	3.000%	6/1/23	1,500	1,515
Seattle Housing Authority Local or Guaranteed Housing Revenue (Northgate Plaza Project)	1.000%	6/1/26	4,340	4,162
Seattle WA Drainage & Wastewater Sewer Revenue	5.000%	5/1/28	20	21
Seattle WA GO	5.000%	12/1/23	50	52
Seattle WA GO	5.000%	6/1/26	4,000	4,359
Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	1,340	1,349
Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	1,915	1,960
Snohomish County School District No. 4 Lake Stevens GO	5.000%	12/1/22	700	708
Snohomish County WA GO, Prere.	4.000%	6/1/23	3,220	3,286
Spokane County WA GO	5.000%	12/1/25	800	882
Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	715	733

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	1,550	1,586
University of Washington College & University Revenue	5.000%	4/1/23	1,000	1,023
University of Washington College & University Revenue	5.000%	4/1/23	115	118
University of Washington College & University Revenue	5.000%	4/1/24	385	407
University of Washington College & University Revenue	5.000%	4/1/25	310	337
University of Washington College & University Revenue	5.000%	4/1/27	3,710	4,215
University of Washington College & University Revenue	4.000%	12/1/30	2,835	2,982
University of Washington College & University Revenue PUT	4.000%	8/1/27	9,805	10,621
University of Washington University Revenues CP	1.100%	8/3/22	3,000	3,000
Washington COP	5.000%	7/1/27	1,250	1,424
Washington GO	5.000%	6/1/23	1,500	1,544
Washington GO	5.000%	6/1/24	1,625	1,725
Washington GO	5.000%	8/1/24	13,825	14,742
Washington GO	5.000%	6/1/25	3,000	3,275
Washington GO	5.000%	8/1/25	10,865	11,913
Washington GO	5.000%	8/1/25	405	444
Washington GO	5.000%	8/1/25	5,135	5,630
Washington GO	5.000%	2/1/26	1,500	1,523
Washington GO	5.000%	7/1/26	10,000	11,206
Washington GO	5.000%	8/1/26	12,455	13,986
Washington GO	5.000%	8/1/26	9,015	9,303
Washington GO	5.000%	8/1/26	460	517
Washington GO	5.000%	8/1/26	5,570	6,255
Washington GO	5.000%	2/1/27	1,020	1,159
Washington GO	5.000%	6/1/27	5,200	5,956
Washington GO	5.000%	6/1/27	1,130	1,294
Washington GO	5.000%	2/1/28	3,000	3,230
Washington GO	4.000%	7/1/28	25,000	27,792
Washington GO	4.000%	7/1/28	5,000	5,558
Washington GO	5.000%	7/1/28	2,000	2,145
Washington GO	4.000%	7/1/29	10,000	10,172
Washington GO	5.000%	8/1/31	15,040	16,948
Washington GO	4.000%	8/1/32	110	110
Washington GO	5.000%	8/1/35	1,000	1,079
Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/22	3,690	3,700
Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/24	7,605	7,627
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,850	1,860
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	725	750
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,415	1,505
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,067
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	2,000	2,134
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,235	2,380

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	670	731
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,945	2,108
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	2,250	2,439
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	3,000	3,210
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	4,000	4,269
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	6,500	6,750
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	20,240	21,423
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	14,500	15,587
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	18,940	20,371
[4]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.400%	2.730%	1/1/25	615	617
[1,2]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.390%	8/4/22	3,375	3,375
[1,2]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.430%	8/4/22	3,095	3,095
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/1/23	2,000	2,028
[4]	Washington Health Care Facilities Authority, Prere.	2.380%	1/3/23	3,985	3,991
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/24	1,005	1,050
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/26	555	610
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/28	1,210	1,376
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/24	450	464
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/28	540	598
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/26	350	375
[1,2]	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue TOB VRDO	1.370%	8/4/22	9,500	9,500
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/24	605	624

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	1.880%	12/1/48	5,000	4,988
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.000%	6/1/49	3,465	3,557
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,040	1,039
	Washington State University College & University Revenue	5.000%	10/1/22	650	654
	Washington State University College & University Revenue	5.000%	10/1/23	350	363
	Washington State University College & University Revenue	5.000%	10/1/24	585	624
	Washington State University College & University Revenue	5.000%	10/1/27	1,000	1,146
[3]	Western Washington University College & University Revenue	4.000%	4/1/24	250	259
					493,337
West Virginia (0.2%)
[5]	Cabell County Board of Education GO	2.000%	6/1/26	3,685	3,689
[5]	Cabell County Board of Education GO	2.000%	6/1/27	4,510	4,504
[5]	Cabell County Board of Education GO	2.000%	6/1/28	3,400	3,364
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	120	128
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,005	2,117
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/23	5,230	5,426
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/24	6,690	7,120
	West Virginia Economic Development Authority Industrial Revenue PUT	2.550%	4/1/24	10,000	9,873
	West Virginia Economic Development Authority Industrial Revenue PUT	0.625%	12/15/25	3,500	3,139
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/25	3,465	3,781
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/23	700	721
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/24	1,010	1,071
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/25	1,150	1,251
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/30	2,065	2,332
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	2,575	2,639
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	1,900	1,972
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,065	1,129
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,370	1,482
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/23	2,235	2,302
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/24	2,350	2,488
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/25	2,465	2,687

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/24	10,500	11,241
					74,456
Wisconsin (1.3%)
	Burnett County WI GO	2.000%	11/1/26	1,010	1,001
	Burnett County WI GO	3.000%	11/1/27	1,285	1,343
	Burnett County WI GO	3.000%	11/1/28	1,325	1,380
	Dane County WI GO	2.000%	4/1/27	3,405	3,393
	Dane County WI GO	2.000%	4/1/28	1,715	1,676
	DeForest WI Area School District GO	5.000%	4/1/26	1,535	1,707
	Eau Claire County WI GO	5.000%	9/1/22	300	301
	Eau Claire County WI GO	5.000%	9/1/23	375	389
	Eau Claire County WI GO	5.000%	9/1/24	395	422
	Eau Claire County WI GO	5.000%	9/1/25	420	460
	Eau Claire County WI GO	5.000%	9/1/26	885	994
	Eau Claire County WI GO	5.000%	9/1/27	940	1,080
	Eau Claire County WI GO	5.000%	9/1/28	990	1,153
	Eau Claire WI GO	4.000%	4/1/27	1,095	1,194
	Eau Claire WI GO	4.000%	4/1/28	1,145	1,260
	Middleton-Cross Plains Area School District GO	3.000%	3/1/28	3,125	3,264
	Middleton-Cross Plains Area School District GO	3.000%	3/1/29	2,785	2,910
	Milwaukee WI GO	5.000%	2/1/23	1,500	1,526
	Milwaukee WI GO	5.000%	4/1/23	930	951
	Milwaukee WI GO	5.000%	4/1/23	2,000	2,046
	Milwaukee WI GO	5.000%	4/1/23	6,255	6,398
	Milwaukee WI GO	5.000%	4/1/24	5,060	5,323
	Milwaukee WI GO	4.000%	3/15/25	3,000	3,148
	Milwaukee WI GO	5.000%	4/1/26	3,785	4,169
	Milwaukee WI GO	5.000%	4/1/26	5,425	5,975
	Milwaukee WI GO	5.000%	4/1/26	12,535	13,806
	Milwaukee WI GO	5.000%	4/1/27	10,320	11,598
	Milwaukee WI GO	5.000%	4/1/27	5,240	5,889
	Milwaukee WI GO	5.000%	4/1/27	2,945	3,310
	Milwaukee WI GO	5.000%	4/1/27	1,690	1,899
	Milwaukee WI GO	5.000%	4/1/27	8,800	9,890
	Milwaukee WI GO	5.000%	4/1/28	3,735	4,240
	Milwaukee WI GO	5.000%	4/1/28	700	795
	Milwaukee WI GO	5.000%	4/1/28	8,805	9,995
[5]	Milwaukee WI GO	5.000%	4/1/28	6,665	7,711
	Milwaukee WI GO	5.000%	4/1/29	1,050	1,204
	Milwaukee WI GO	5.000%	4/1/29	745	830
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/26	500	553
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/27	1,000	1,123
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/28	1,800	2,050
	Neenah Joint School District GO	5.000%	3/1/26	3,375	3,733
	Neenah Joint School District GO	5.000%	3/1/27	3,690	4,176
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/26	430	442
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/26	185	187
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/28	275	286

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/28	440	454
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/28	470	470
[1]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/29	450	437
	Public Finance Authority College & University Revenue	5.000%	3/1/25	600	647
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/23	1,400	1,429
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	150	152
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	1,300	1,332
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	815	842
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	275	286
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	3,325	3,493
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	2,555	2,701
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	425	452
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,490	1,595
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	225	241
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	4,485	4,820
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	445	482
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	400	443
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	305	312
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,710	5,141
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,100	1,210
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	2.250%	6/1/27	4,000	3,684
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	2,935	3,185
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	850	944
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	250	275
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	195	199
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	1,660	1,848
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	250	277
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	255	259
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	320	323
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/27	1,080	1,231

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/28	875	1,011
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/29	1,000	1,169
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.390%	8/4/22	3,180	3,180
	Sauk Prairie School District GO	5.000%	3/1/26	225	249
	Sauk Prairie School District GO	5.000%	3/1/27	225	253
	Sun Prairie WI Area School District GO	5.000%	3/1/25	325	351
	Sun Prairie WI Area School District GO	5.000%	3/1/26	330	365
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue, Prere.	5.000%	4/1/23	2,410	2,465
	Verona Area School District GO	5.000%	4/1/25	3,315	3,593
	Waukesha School District GO	4.000%	4/1/24	780	809
	Waukesha School District GO	4.000%	4/1/25	825	871
	Waukesha WI GO	2.000%	10/1/23	1,265	1,270
	Waukesha WI GO	5.000%	10/1/24	200	214
	Waukesha WI GO	2.000%	10/1/26	2,455	2,431
	Waukesha WI GO	2.000%	10/1/27	3,000	2,922
	Waukesha WI GO	5.000%	10/1/27	280	320
	Waukesha WI GO	2.000%	10/1/28	3,000	2,885
	Waukesha WI GO	5.000%	10/1/28	265	307
	Wausau School District GO	5.000%	3/1/26	2,575	2,840
	Wausau School District GO	5.000%	3/1/27	2,705	3,040
	Wausau School District GO	5.000%	3/1/28	2,845	3,247
	Wausau School District GO	5.000%	3/1/29	4,530	5,218
	Waushara County WI GO	4.500%	6/1/27	2,630	2,796
	Wauwatosa School District GO	5.000%	3/1/25	5,550	6,005
	West De Pere WI School District GO	5.000%	4/1/26	3,160	3,510
[5]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/28	1,050	874
[5]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/28	265	223
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/23	3,390	3,497
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/23	745	769
	Wisconsin GO	5.000%	5/1/24	7,920	8,124
[7]	Wisconsin GO	5.000%	5/1/24	15,100	15,659
	Wisconsin GO	5.000%	5/1/27	4,000	4,282
	Wisconsin GO	5.000%	11/1/27	1,780	1,977
	Wisconsin GO	5.000%	5/1/28	3,850	4,498
	Wisconsin GO, Prere.	5.000%	5/1/23	18,615	19,093
	Wisconsin GO, Prere.	5.000%	5/1/23	4,920	5,046
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/22	325	327
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/22	350	352
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/23	350	363
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/23	325	337
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/24	350	373
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/25	600	655

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/26	1,100	1,228
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	110	110
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/22	775	780
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	2,130	2,165
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,000	1,022
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	525	544
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	125	127
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	500	515
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,075	1,132
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,056
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	950	1,010
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	155	158
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	500	524
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	100	107
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/24	970	1,034
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	205	207
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	725	791
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	240	246
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/25	500	533
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	14,595	16,027
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	125	136

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	685	751
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,094
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	2.250%	11/1/26	500	498
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	350	361
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	635	688
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	16,450	18,493
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	200	221
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	360	362
[5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,000	3,354
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	150	169
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	375	373
[5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	850	965
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	275	315
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	175	203
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	275	324
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,010	1,046
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/23	20,000	20,189
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/3/24	3,585	3,830
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/25	3,500	3,709
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/29/26	2,500	2,762
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	8,330	9,168

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	3,305	3,639
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.550%	1.880%	7/26/23	1,900	1,895
[1,2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.480%	8/4/22	8,560	8,560
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	500	501
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/15/23	3,000	3,110
	Wisconsin Housing & Economic Development Authority Home Ownership	4.000%	3/1/48	6,515	6,649
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.350%	3/1/23	700	695
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.450%	9/1/23	775	765
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.550%	3/1/24	840	824
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.600%	9/1/24	1,050	1,023
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.700%	3/1/25	475	460
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.850%	9/1/25	900	867
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.950%	3/1/26	875	838
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.050%	9/1/26	820	782
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.150%	3/1/27	850	807
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.250%	9/1/27	870	823
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.400%	3/1/28	750	705
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.500%	9/1/28	790	739
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.600%	3/1/29	855	796
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.700%	9/1/29	835	774
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	4.250%	3/1/49	2,205	2,283

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	1.600%	11/1/22	2,600	2,599
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.400%	11/1/23	1,000	974
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.610%	5/1/24	2,150	2,078
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.500%	11/1/24	1,000	937
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.810%	5/1/25	6,435	6,120
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.150%	1.480%	12/2/24	4,695	4,664
					447,348
Wyoming (0.1%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/23	120	122
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/24	120	124
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/25	120	126
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/26	95	101
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/27	180	194
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/28	220	239
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/29	120	130
	Sweetwater County WY Industrial Revenue (Idaho Power Co. Project)	1.700%	7/15/26	34,000	32,850
[3]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, ETM	5.000%	1/1/23	200	203
					34,089
Total Tax-Exempt Municipal Bonds (Cost $34,927,011)					34,417,492

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (2.0%)
Money Market Fund (2.0%)
[19]	Vanguard Municipal Cash Management Fund (Cost $709,571)	1.289%	7,094,999	709,571
Total Investments (101.4%) (Cost $35,636,582)				35,127,063
Other Assets and Liabilities—Net (-1.4%)				(484,094)
Net Assets (100%)				34,642,969
Cost is in $000.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the aggregate value was $2,580,680,000, representing 7.4% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
6	Step bond.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2022.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
10	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
11	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
12	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
13	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
14	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
15	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
16	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
17	Securities with a value of $1,270,000 have been segregated as initial margin for recently closed futures contracts.
18	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
19	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
LIBOR—London Interbank Offered Rate.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open futures contracts at July 31, 2022.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of July 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	34,417,492	—	34,417,492
Temporary Cash Investments	709,571	—	—	709,571
Total	709,571	34,417,492	—	35,127,063